Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$430	$339,138
3.38%, 03/01/41 (Call 09/01/40)	639	452,786
4.20%, 04/15/24(a)	261	255,753
4.65%, 10/01/28 (Call 07/01/28)	703	673,641
4.75%, 03/30/30 (Call 12/30/29)	630	594,878
5.40%, 10/01/48 (Call 04/01/48)(a)	853	783,567
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	583	484,462
2.60%, 08/01/31 (Call 05/01/31)(a)	725	599,144
4.20%, 06/01/30 (Call 03/01/30)(a)	487	455,712
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,730	1,665,695
3.65%, 11/01/24 (Call 08/01/24)	858	837,945
WPP Finance 2010, 3.75%, 09/19/24	923	891,831
		8,034,552
Aerospace & Defense — 1.5%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	700	654,143
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	705	573,863
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	450	488,531
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	855	833,489
3.85%, 12/15/25 (Call 09/15/25)(b)	1,122	1,081,239
4.75%, 10/07/44(a)(b)	282	253,066
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,155	904,946
3.00%, 09/15/50 (Call 03/15/50)(b)	400	268,060
3.40%, 04/15/30 (Call 01/15/30)(b)	1,325	1,179,203
5.80%, 10/11/41(b)	945	968,920
Boeing Co. (The)
1.43%, 02/04/24 (Call 12/12/22)	1,815	1,732,589
1.95%, 02/01/24	370	355,977
2.20%, 02/04/26 (Call 02/04/23)	3,665	3,331,541
2.25%, 06/15/26 (Call 03/15/26)	611	550,632
2.50%, 03/01/25 (Call 12/01/24)	397	373,606
2.60%, 10/30/25 (Call 07/30/25)	705	653,150
2.70%, 02/01/27 (Call 12/01/26)	495	447,180
2.75%, 02/01/26 (Call 01/01/26)	670	620,213
2.80%, 03/01/24 (Call 02/01/24)(a)	427	414,345
2.80%, 03/01/27 (Call 12/01/26)	727	658,203
2.85%, 10/30/24 (Call 07/30/24)	616	591,256
2.95%, 02/01/30 (Call 11/01/29)(a)	1,230	1,044,612
3.10%, 05/01/26 (Call 03/01/26)	790	736,492
3.20%, 03/01/29 (Call 12/01/28)	1,140	1,002,321
3.25%, 02/01/28 (Call 12/01/27)	368	335,123
3.25%, 03/01/28 (Call 12/01/27)	488	434,249
3.25%, 02/01/35 (Call 11/01/34)	291	220,665
3.30%, 03/01/35 (Call 09/01/34)	453	335,999
3.38%, 06/15/46 (Call 12/15/45)	310	205,309
3.45%, 11/01/28 (Call 08/01/28)(a)	752	674,869
3.50%, 03/01/39 (Call 09/01/38)	427	309,795
3.50%, 03/01/45 (Call 09/01/44)	470	314,386
3.55%, 03/01/38 (Call 09/01/37)	485	358,380
3.60%, 05/01/34 (Call 02/01/34)	638	513,944
3.63%, 02/01/31 (Call 11/01/30)	845	744,715
3.63%, 03/01/48 (Call 09/01/47)	328	219,793
3.65%, 03/01/47 (Call 09/01/46)(a)	380	258,593

	Par
Security	(000)	Value

Aerospace & Defense (continued)
3.75%, 02/01/50 (Call 08/01/49)	$1,278	$896,403
3.83%, 03/01/59 (Call 09/01/58)	824	538,005
3.85%, 11/01/48 (Call 05/01/48)	326	226,843
3.90%, 05/01/49 (Call 11/01/48)	717	508,292
3.95%, 08/01/59 (Call 02/01/59)	918	632,933
4.88%, 05/01/25 (Call 04/01/25)	2,868	2,841,398
5.04%, 05/01/27 (Call 03/01/27)	1,940	1,921,177
5.15%, 05/01/30 (Call 02/01/30)	3,705	3,614,713
5.71%, 05/01/40 (Call 11/01/39)	2,530	2,410,761
5.81%, 05/01/50 (Call 11/01/49)	5,129	4,838,976
5.88%, 02/15/40(a)	385	366,810
5.93%, 05/01/60 (Call 11/01/59)	3,262	3,027,600
6.13%, 02/15/33(a)	709	720,804
6.63%, 02/15/38	492	501,313
6.88%, 03/15/39	588	619,902
7.95%, 08/15/24	170	175,831
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	679	605,564
2.13%, 08/15/26 (Call 05/15/26)	775	714,326
2.25%, 06/01/31 (Call 03/01/31)	410	348,502
2.38%, 11/15/24 (Call 09/15/24)	1,009	963,673
2.63%, 11/15/27 (Call 08/15/27)	810	741,689
2.85%, 06/01/41 (Call 12/01/40)(a)	460	348,997
3.25%, 04/01/25 (Call 03/01/25)	896	871,037
3.50%, 05/15/25 (Call 03/15/25)	836	818,229
3.50%, 04/01/27 (Call 02/01/27)	683	655,598
3.60%, 11/15/42 (Call 05/15/42)(a)	114	95,607
3.63%, 04/01/30 (Call 01/01/30)	775	732,241
3.75%, 05/15/28 (Call 02/15/28)	406	389,906
4.25%, 04/01/40 (Call 10/01/39)	837	776,569
4.25%, 04/01/50 (Call 10/01/49)(a)	750	682,449
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	778	605,287
2.90%, 12/15/29 (Call 09/15/29)	424	365,066
3.83%, 04/27/25 (Call 01/27/25)	851	832,649
3.85%, 12/15/26 (Call 09/15/26)	729	700,581
3.95%, 05/28/24 (Call 02/28/24)	372	365,807
4.40%, 06/15/28 (Call 03/15/28)	1,729	1,671,193
4.85%, 04/27/35 (Call 10/27/34)	527	499,479
5.05%, 04/27/45 (Call 10/27/44)(a)	464	424,875
6.15%, 12/15/40	230	240,413
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	600	495,978
2.80%, 06/15/50 (Call 12/15/49)	729	507,668
3.55%, 01/15/26 (Call 10/15/25)	800	781,825
3.60%, 03/01/35 (Call 09/01/34)	534	477,036
3.80%, 03/01/45 (Call 09/01/44)	1,044	870,695
3.90%, 06/15/32 (Call 03/15/32)(a)	795	754,960
4.07%, 12/15/42	1,005	888,876
4.09%, 09/15/52 (Call 03/15/52)	976	845,547
4.15%, 06/15/53 (Call 12/15/52)	1,075	939,324
4.30%, 06/15/62 (Call 12/15/61)	1,105	953,700
4.50%, 05/15/36 (Call 11/15/35)	842	811,049
4.70%, 05/15/46 (Call 11/15/45)	1,207	1,143,001
4.95%, 10/15/25	229	231,624
5.10%, 11/15/27(a)	567	583,214
5.25%, 01/15/33	520	540,976
5.70%, 11/15/54 (Call 05/15/54)	680	737,226
5.72%, 06/01/40(a)	95	101,039
5.90%, 11/15/63 (Call 05/15/63)	740	818,494

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
Series B, 6.15%, 09/01/36	$540	$595,997
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,072	1,030,792
3.20%, 02/01/27 (Call 11/01/26)	858	807,991
3.25%, 01/15/28 (Call 10/15/27)	2,057	1,908,097
3.85%, 04/15/45 (Call 10/15/44)	603	496,630
4.03%, 10/15/47 (Call 04/15/47)	2,277	1,931,056
4.40%, 05/01/30 (Call 02/01/30)	1,201	1,176,901
4.75%, 06/01/43	816	767,040
5.05%, 11/15/40	834	810,930
5.15%, 05/01/40 (Call 11/01/39)	567	560,435
5.25%, 05/01/50 (Call 11/01/49)	730	736,323
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	175	203,046
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	625	497,559
2.25%, 07/01/30 (Call 04/01/30)	1,308	1,098,305
2.38%, 03/15/32 (Call 12/15/31)	1,370	1,124,206
2.65%, 11/01/26 (Call 08/01/26)(a)	412	382,106
2.82%, 09/01/51 (Call 03/01/51)	1,040	713,025
3.03%, 03/15/52 (Call 09/15/51)	1,015	711,665
3.13%, 05/04/27 (Call 02/04/27)(a)	1,105	1,035,419
3.13%, 07/01/50 (Call 01/01/50)	935	673,253
3.20%, 03/15/24 (Call 01/15/24)	443	434,924
3.50%, 03/15/27 (Call 12/15/26)	1,265	1,189,546
3.70%, 12/15/23 (Call 09/15/23)	308	303,539
3.75%, 11/01/46 (Call 05/01/46)	972	772,213
3.95%, 08/16/25 (Call 06/16/25)	1,685	1,657,035
4.05%, 05/04/47 (Call 11/04/46)	597	498,480
4.13%, 11/16/28 (Call 08/16/28)	2,389	2,315,133
4.15%, 05/15/45 (Call 11/16/44)	1,112	950,787
4.20%, 12/15/44 (Call 06/15/44)	330	269,846
4.35%, 04/15/47 (Call 10/15/46)	1,001	875,857
4.45%, 11/16/38 (Call 05/16/38)	854	782,898
4.50%, 06/01/42	3,089	2,854,520
4.63%, 11/16/48 (Call 05/16/48)(a)	1,490	1,365,666
4.70%, 12/15/41	540	497,029
4.80%, 12/15/43 (Call 06/15/43)	1,031	964,290
4.88%, 10/15/40	286	269,983
5.40%, 05/01/35	655	664,830
5.70%, 04/15/40	280	289,042
6.05%, 06/01/36	530	569,799
6.13%, 07/15/38	645	697,097
7.20%, 08/15/27	150	165,580
7.50%, 09/15/29(a)	285	324,632
		111,390,629
Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	751	704,515
2.45%, 02/04/32 (Call 11/04/31)	1,600	1,212,998
2.63%, 09/16/26 (Call 06/16/26)(a)	560	514,316
3.40%, 05/06/30 (Call 02/06/30)	868	745,714
3.40%, 02/04/41 (Call 08/04/40)	1,601	1,089,637
3.70%, 02/04/51 (Call 08/04/50)	871	563,962
3.80%, 02/14/24 (Call 01/14/24)(a)	120	117,952
3.88%, 09/16/46 (Call 03/16/46)	1,604	1,092,475
4.00%, 01/31/24	365	360,604
4.00%, 02/04/61 (Call 08/04/60)	840	558,513
4.25%, 08/09/42	781	582,332
4.40%, 02/14/26 (Call 12/14/25)(a)	1,182	1,161,637
4.45%, 05/06/50 (Call 11/06/49)	516	368,383

	Par
Security	(000)	Value

Agriculture (continued)
4.50%, 05/02/43	$872	$657,972
4.80%, 02/14/29 (Call 11/14/28)(a)	2,934	2,816,253
5.38%, 01/31/44(a)	1,475	1,285,083
5.80%, 02/14/39 (Call 08/14/38)(a)	1,944	1,802,244
5.95%, 02/14/49 (Call 08/14/48)	2,226	1,977,078
6.20%, 02/14/59 (Call 08/14/58)	448	420,157
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,080	1,006,434
2.70%, 09/15/51 (Call 03/15/51)	650	444,496
2.90%, 03/01/32 (Call 12/01/31)	495	430,332
3.25%, 03/27/30 (Call 12/27/29)	872	794,428
3.75%, 09/15/47 (Call 03/15/47)(a)	850	707,786
4.02%, 04/16/43	563	486,418
4.50%, 03/15/49 (Call 09/15/48)	570	531,009
4.54%, 03/26/42	420	391,347
5.38%, 09/15/35(a)	290	301,080
5.94%, 10/01/32(a)	331	359,398
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	852	714,220
2.73%, 03/25/31 (Call 12/25/30)	674	530,806
2.79%, 09/06/24 (Call 08/06/24)	982	938,836
3.22%, 08/15/24 (Call 06/15/24)	2,318	2,235,583
3.22%, 09/06/26 (Call 07/06/26)	1,000	928,215
3.46%, 09/06/29 (Call 06/06/29)	752	643,146
3.56%, 08/15/27 (Call 05/15/27)	2,797	2,551,250
3.73%, 09/25/40 (Call 03/25/40)	855	602,482
3.98%, 09/25/50 (Call 03/25/50)	711	480,650
4.39%, 08/15/37 (Call 02/15/37)	2,088	1,644,721
4.54%, 08/15/47 (Call 02/15/47)	2,264	1,642,610
4.70%, 04/02/27 (Call 02/02/27)(a)	1,264	1,218,712
4.74%, 03/16/32 (Call 12/16/31)(a)	917	830,504
4.76%, 09/06/49 (Call 03/06/49)	806	597,131
4.91%, 04/02/30 (Call 01/02/30)	1,241	1,145,762
5.28%, 04/02/50 (Call 10/02/49)	733	583,585
5.65%, 03/16/52 (Call 09/16/51)	732	611,657
7.75%, 10/19/32 (Call 07/19/32)(a)	425	468,264
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,163	1,030,917
3.95%, 06/15/25(b)	968	932,878
4.45%, 03/16/28 (Call 02/16/28)	960	894,061
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	877	798,422
2.75%, 05/14/31 (Call 02/14/31)(a)	1,013	841,052
3.25%, 08/15/26 (Call 05/15/26)	614	575,804
3.75%, 09/25/27 (Call 06/25/27)	649	609,374
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	610	578,950
0.75%, 02/02/26 (Call 01/02/26)(b)	827	732,124
1.70%, 02/02/31 (Call 11/02/30)(b)	1,325	1,039,273
2.13%, 04/23/30 (Call 01/23/30)(b)	685	567,681
2.13%, 11/10/31 (Call 08/10/31)(b)	1,189	950,198
3.13%, 05/25/51 (Call 11/25/50)(b)	1,060	746,622
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	706	645,040
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	686	667,063
3.63%, 04/22/27 (Call 03/22/27)(b)	250	241,175
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	420	340,533
4.00%, 06/22/32 (Call 03/22/32)(b)	440	409,034
4.38%, 04/22/52 (Call 10/22/51)(b)	165	145,880
4.76%, 11/23/45(a)(b)	617	564,594
4.88%, 10/10/25 (Call 09/10/25)(b)	445	445,046

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	$1,000	$1,012,635
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,025	977,562
3.50%, 07/26/26 (Call 05/26/26)(b)	1,093	1,006,449
3.88%, 07/26/29 (Call 04/26/29)(b)	889	766,674
4.25%, 07/21/25 (Call 04/21/25)(b)	2,209	2,108,588
6.13%, 07/27/27 (Call 06/27/27)(b)	735	735,165
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(a)(b)	310	330,092
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	783	689,194
1.50%, 05/01/25 (Call 04/01/25)(a)	980	906,580
1.75%, 11/01/30 (Call 08/01/30)	608	476,140
2.10%, 05/01/30 (Call 02/01/30)	725	586,763
2.75%, 02/25/26 (Call 11/25/25)(a)	783	736,879
2.88%, 05/01/24 (Call 04/01/24)	886	859,566
3.13%, 08/17/27 (Call 05/17/27)(a)	623	575,936
3.13%, 03/02/28 (Call 12/02/27)(a)	416	377,669
3.25%, 11/10/24	837	808,767
3.38%, 08/11/25 (Call 05/11/25)	1,182	1,134,709
3.38%, 08/15/29 (Call 05/15/29)	810	727,002
3.88%, 08/21/42	759	570,501
4.13%, 03/04/43	878	684,614
4.25%, 11/10/44	840	663,604
4.38%, 11/15/41	700	570,622
4.50%, 03/20/42	962	797,345
4.88%, 11/15/43	652	561,757
5.00%, 11/17/25	690	689,500
5.13%, 11/15/24	690	689,802
5.13%, 11/17/27	730	731,543
5.63%, 11/17/29 (Call 09/17/29)	605	615,257
5.75%, 11/17/32	230	236,849
6.38%, 05/16/38	1,240	1,287,299
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,874	1,840,272
5.70%, 08/15/35 (Call 02/15/35)	533	492,058
5.85%, 08/15/45 (Call 02/15/45)	2,146	1,876,653
6.15%, 09/15/43	482	433,008
7.25%, 06/15/37(a)	920	945,463
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	806	694,543
3.20%, 04/21/31 (Call 01/21/31)(b)	765	580,510
4.90%, 04/21/27 (Call 03/21/27)(b)	435	406,856
5.25%, 04/21/32 (Call 01/21/32)(b)	535	472,532
		86,265,366
Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	2,305	2,348,767
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,850	1,802,276
4.75%, 10/20/28(b)	2,650	2,511,938
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	2,223	2,211,863
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	701	584,695
3.00%, 11/15/26 (Call 08/15/26)	194	178,661
3.45%, 11/16/27 (Call 08/16/27)	449	414,668
5.13%, 06/15/27 (Call 04/15/27)(a)	1,323	1,331,081
5.25%, 05/04/25 (Call 04/04/25)(a)	2,208	2,220,364
		13,604,313

	Par
Security	(000)	Value

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(a)(b)	$745	$701,231
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	908	844,976
2.40%, 03/27/25 (Call 02/27/25)	1,277	1,222,831
2.75%, 03/27/27 (Call 01/27/27)	1,220	1,146,602
2.85%, 03/27/30 (Call 12/27/29)	1,555	1,397,326
3.25%, 03/27/40 (Call 09/27/39)	889	729,482
3.38%, 11/01/46 (Call 05/01/46)	741	588,993
3.38%, 03/27/50 (Call 09/27/49)(a)	1,195	949,636
3.63%, 05/01/43 (Call 11/01/42)	460	390,267
3.88%, 11/01/45 (Call 05/01/45)(a)	853	741,372
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	874	848,406
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	935	816,350
3.75%, 09/15/25 (Call 07/15/25)	924	902,892
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	810	626,769
4.13%, 07/15/27 (Call 04/15/27)	437	406,526
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,230	1,152,385
2.80%, 04/23/27 (Call 02/23/27)	1,058	963,081
2.95%, 04/23/30 (Call 01/23/30)(a)	1,045	876,066
6.00%, 10/15/33(a)	455	454,988
6.45%, 11/01/37(a)	150	152,377
		15,912,556
Auto Manufacturers — 2.1%
American Honda Finance Corp.
0.55%, 07/12/24(a)	822	766,298
0.75%, 08/09/24	980	916,194
1.00%, 09/10/25	980	887,287
1.20%, 07/08/25	843	769,875
1.30%, 09/09/26	805	714,077
1.50%, 01/13/25(a)	1,055	988,589
1.80%, 01/13/31(a)	425	340,279
2.00%, 03/24/28	654	566,550
2.15%, 09/10/24	757	721,825
2.25%, 01/12/29(a)	1,190	1,029,986
2.30%, 09/09/26	692	632,550
2.35%, 01/08/27(a)	770	701,428
2.40%, 06/27/24	539	518,631
2.90%, 02/16/24	353	344,529
3.50%, 02/15/28	462	433,441
3.55%, 01/12/24	653	643,451
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	659	632,280
2.85%, 08/14/29 (Call 05/14/29)(b)	735	645,805
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	255	237,867
0.80%, 04/01/24(b)	537	509,010
1.25%, 08/12/26 (Call 07/12/26)(b)	617	541,166
1.95%, 08/12/31 (Call 05/12/31)(b)	610	482,393
2.55%, 04/01/31 (Call 01/01/31)(b)	502	420,322
2.80%, 04/11/26 (Call 01/11/26)(b)	1,055	990,216
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	930	907,426
3.25%, 04/01/25(b)	435	420,693
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	560	525,509
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	620	589,581
3.63%, 04/18/29 (Call 01/18/29)(b)	650	602,697
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	525	475,473

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	$846	$800,967
3.90%, 04/09/25 (Call 03/09/25)(b)	788	771,161
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	775	736,054
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	935	891,845
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,026	926,261
1.50%, 09/01/30 (Call 06/01/30)(a)	905	723,331
2.60%, 09/01/50 (Call 03/01/50)(a)	793	508,912
4.88%, 10/01/43 (Call 04/01/43)	280	267,810
7.13%, 03/01/28(a)	65	71,797
Daimler Finance North America LLC
0.75%, 03/01/24(b)	685	648,389
1.45%, 03/02/26(b)	1,073	958,935
2.13%, 03/10/25(a)(b)	625	585,491
2.45%, 03/02/31(a)(b)	740	605,388
2.63%, 03/10/30(b)	640	542,299
2.70%, 06/14/24(b)	646	622,606
3.10%, 08/15/29(b)	513	452,362
3.30%, 05/19/25(a)(b)	862	826,642
4.30%, 02/22/29(b)	670	637,970
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	325	302,108
2.00%, 12/14/26(b)	790	692,774
2.38%, 12/14/28(b)	760	636,477
2.50%, 12/14/31(a)(b)	1,020	791,067
3.50%, 04/07/25(b)	950	913,059
3.65%, 04/07/27(a)(b)	627	582,814
General Motors Co.
4.00%, 04/01/25(a)	413	402,240
4.20%, 10/01/27 (Call 07/01/27)(a)	1,059	1,007,906
5.00%, 10/01/28 (Call 07/01/28)	1,052	1,010,554
5.00%, 04/01/35	1,003	887,356
5.15%, 04/01/38 (Call 10/01/37)	1,008	888,736
5.20%, 04/01/45	1,278	1,083,607
5.40%, 10/15/29 (Call 08/15/29)	210	202,647
5.40%, 04/01/48 (Call 10/01/47)	935	805,416
5.60%, 10/15/32 (Call 07/15/32)(a)	905	869,807
5.95%, 04/01/49 (Call 10/01/48)(a)	855	794,539
6.13%, 10/01/25 (Call 09/01/25)	1,267	1,283,577
6.25%, 10/02/43	1,125	1,083,871
6.60%, 04/01/36 (Call 10/01/35)	1,473	1,488,033
6.75%, 04/01/46 (Call 10/01/45)	710	710,203
6.80%, 10/01/27 (Call 08/01/27)(a)	1,158	1,216,015
General Motors Financial Co. Inc.
1.05%, 03/08/24	748	707,602
1.20%, 10/15/24	790	729,111
1.25%, 01/08/26 (Call 12/08/25)	1,565	1,371,556
1.50%, 06/10/26 (Call 05/10/26)	1,420	1,230,348
2.35%, 02/26/27 (Call 01/26/27)	1,095	964,264
2.35%, 01/08/31 (Call 10/08/30)(a)	1,149	887,437
2.40%, 04/10/28 (Call 02/10/28)	966	815,403
2.40%, 10/15/28 (Call 08/15/28)	400	333,349
2.70%, 08/20/27 (Call 06/20/27)	1,189	1,048,574
2.70%, 06/10/31 (Call 03/10/31)	862	676,754
2.75%, 06/20/25 (Call 05/20/25)	1,241	1,168,258
2.90%, 02/26/25 (Call 01/26/25)	1,175	1,110,240
3.10%, 01/12/32 (Call 10/12/31)	1,145	918,543
3.50%, 11/07/24 (Call 09/07/24)(a)	1,058	1,021,137
3.60%, 06/21/30 (Call 03/21/30)	1,217	1,043,757
3.80%, 04/07/25(a)	100	96,636

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.85%, 01/05/28 (Call 10/05/27)	$956	$872,486
3.95%, 04/13/24 (Call 02/13/24)	1,133	1,113,816
4.00%, 01/15/25 (Call 10/15/24)	1,282	1,247,547
4.00%, 10/06/26 (Call 07/06/26)	880	828,499
4.30%, 07/13/25 (Call 04/13/25)	930	903,096
4.30%, 04/06/29 (Call 02/06/29)	325	297,695
4.35%, 04/09/25 (Call 02/09/25)	787	770,253
4.35%, 01/17/27 (Call 10/17/26)	1,431	1,364,433
5.00%, 04/09/27 (Call 03/09/27)	1,370	1,339,328
5.10%, 01/17/24 (Call 12/17/23)	1,288	1,283,832
5.25%, 03/01/26 (Call 12/01/25)	1,265	1,253,227
5.65%, 01/17/29 (Call 10/17/28)	713	702,124
6.05%, 10/10/25	965	973,437
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	400	356,915
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,334	1,255,416
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(a)	345	327,542
2.53%, 03/10/27 (Call 02/10/27)	545	500,500
2.97%, 03/10/32 (Call 12/10/31)	1,070	932,869
Hyundai Capital America
0.80%, 01/08/24(b)	669	634,309
0.88%, 06/14/24(b)	983	913,148
1.00%, 09/17/24(b)	948	870,633
1.30%, 01/08/26 (Call 12/08/25)(b)	1,205	1,047,699
1.50%, 06/15/26 (Call 05/15/26)(b)	890	768,019
1.65%, 09/17/26 (Call 08/17/26)(b)	695	597,656
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	941	840,420
1.80%, 01/10/28 (Call 11/08/27)(b)	845	690,458
2.00%, 06/15/28 (Call 04/15/28)(b)	1,156	935,689
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	530	428,407
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	720	610,529
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	286	267,062
2.75%, 09/27/26(a)(b)	553	492,644
3.00%, 02/10/27 (Call 12/10/26)(b)	576	511,521
3.40%, 06/20/24(b)	500	481,267
3.50%, 11/02/26 (Call 09/02/26)(b)	761	695,745
4.30%, 02/01/24(b)	390	383,769
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	645,599
6.38%, 04/08/30 (Call 01/08/30)(b)	815	832,372
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	595	518,341
2.13%, 04/24/25(a)(b)	200	182,364
2.50%, 01/24/27(b)	270	236,660
3.63%, 08/29/27(a)(b)	200	180,696
Kia Corp.
1.00%, 04/16/24(b)	80	75,060
3.25%, 04/21/26(a)(b)	885	818,549
3.50%, 10/25/27(a)(b)	645	575,464
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(a)(b)	610	591,376
3.45%, 01/06/27(a)(b)	750	708,423
3.50%, 08/03/25(b)	677	649,686
3.65%, 02/22/24(b)	495	485,789
3.75%, 02/22/28(a)(b)	829	777,308
5.25%, 11/29/27(a)(b)	230	232,347
5.38%, 11/26/25(b)	600	604,318
5.50%, 11/27/24(b)	480	483,321
8.50%, 01/18/31	1,163	1,430,348

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	$550	$497,992
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	1,325	1,105,663
2.45%, 09/15/28 (Call 07/15/28)(b)	835	642,858
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	384	357,667
2.00%, 03/09/26 (Call 02/09/26)(b)	927	796,003
2.75%, 03/09/28 (Call 01/09/28)(b)	935	752,123
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,072	993,174
4.35%, 09/17/27 (Call 07/17/27)(b)	1,960	1,765,912
4.81%, 09/17/30 (Call 06/17/30)(b)	2,053	1,782,424
PACCAR Financial Corp.
0.35%, 02/02/24	325	308,685
0.50%, 08/09/24	170	158,241
0.90%, 11/08/24	250	232,250
1.10%, 05/11/26(a)	410	366,920
1.80%, 02/06/25	804	759,499
2.00%, 02/04/27(a)	405	367,332
2.15%, 08/15/24	625	597,498
2.85%, 04/07/25	50	48,121
3.15%, 06/13/24	160	156,497
3.55%, 08/11/25	350	341,309
4.95%, 10/03/25	390	392,963
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,118	965,573
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,220	942,185
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	50	49,804
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	345	344,196
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,267	1,199,711
1.34%, 03/25/26 (Call 02/25/26)	979	882,455
2.36%, 07/02/24(a)	650	626,662
2.36%, 03/25/31 (Call 12/25/30)(a)	484	409,100
2.76%, 07/02/29(a)	515	459,755
3.67%, 07/20/28	300	285,996
Toyota Motor Credit Corp.
0.45%, 01/11/24	672	640,380
0.50%, 06/18/24	1,025	958,732
0.63%, 09/13/24(a)	555	516,551
0.80%, 10/16/25	1,076	965,971
0.80%, 01/09/26	1,005	897,235
1.13%, 06/18/26	1,092	970,683
1.15%, 08/13/27(a)	697	596,065
1.45%, 01/13/25	450	422,449
1.65%, 01/10/31	695	552,986
1.80%, 02/13/25	1,394	1,313,101
1.90%, 01/13/27	555	498,412
1.90%, 04/06/28	761	665,522
1.90%, 09/12/31	1,075	855,719
2.00%, 10/07/24	240	228,460
2.15%, 02/13/30(a)	812	688,944
2.40%, 01/13/32	135	111,908
2.90%, 04/17/24	884	861,526
3.00%, 04/01/25	1,486	1,432,004
3.05%, 03/22/27	1,390	1,305,688
3.05%, 01/11/28(a)	531	496,594
3.20%, 01/11/27	814	770,508
3.35%, 01/08/24(a)	326	320,902
3.38%, 04/01/30	932	855,281

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.40%, 04/14/25	$433	$420,826
3.65%, 08/18/25	935	911,044
3.65%, 01/08/29	445	421,615
3.95%, 06/30/25	886	870,722
4.40%, 09/20/24	690	686,064
4.45%, 06/29/29(a)	765	756,486
4.55%, 09/20/27	690	685,021
5.40%, 11/10/25	620	630,460
5.45%, 11/10/27	670	688,891
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,263	1,130,838
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	491	415,985
2.85%, 09/26/24(b)	538	515,386
3.20%, 09/26/26(b)	364	339,346
3.35%, 05/13/25(b)	965	923,980
3.75%, 05/13/30(b)	670	590,952
3.95%, 06/06/25(a)(b)	1,197	1,163,199
4.35%, 06/08/27 (Call 05/08/27)(b)	1,095	1,059,694
4.60%, 06/08/29 (Call 04/08/29)(b)	755	716,958
4.63%, 11/13/25(b)	608	600,358
4.75%, 11/13/28(a)(b)	1,189	1,151,726
		150,023,174
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	976	604,514
4.35%, 03/15/29 (Call 12/15/28)	464	432,268
4.40%, 10/01/46 (Call 04/01/46)	436	329,703
5.40%, 03/15/49 (Call 09/15/48)(a)	253	219,417
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	302	284,042
3.25%, 03/01/32 (Call 12/01/31)(a)	700	588,840
4.15%, 05/01/52 (Call 11/01/51)	1,245	933,989
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,009	905,684
3.38%, 03/15/25 (Call 12/15/24)(a)	979	944,303
4.38%, 03/15/45 (Call 09/15/44)	614	478,873
5.00%, 10/01/25(b)	1,055	1,036,094
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	610	534,568
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	370	284,092
3.50%, 05/30/30 (Call 02/28/30)(a)	390	332,245
3.55%, 01/15/52 (Call 07/15/51)	590	369,351
3.80%, 09/15/27 (Call 06/15/27)(a)	662	618,562
4.25%, 05/15/29 (Call 02/15/29)	219	199,275
5.25%, 05/15/49 (Call 11/15/48)	604	505,112
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,202	1,001,328
3.63%, 06/15/24 (Call 03/15/24)	703	688,019
4.15%, 10/01/25 (Call 07/01/25)	1,080	1,059,637
		12,349,916
Banks — 21.1%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	610	524,579
2.47%, 12/13/29 (Call 12/13/28)(b)(c)	880	713,341
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	1,462	1,058,950
4.75%, 07/28/25(a)(b)	1,575	1,511,575
4.80%, 04/18/26(b)	1,103	1,049,778
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	1,465	1,410,372
7.58%, 10/14/26 (Call 10/14/25)(b)(c)	550	557,934

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27)(b)(c)	$900	$869,413
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	928	813,521
2.17%, 02/18/25(b)	585	549,088
2.55%, 02/13/30(b)	945	786,380
3.40%, 03/19/24(b)	756	739,885
3.45%, 07/17/27(a)(b)	512	476,077
3.45%, 01/21/28(b)	1,133	1,040,682
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	725	637,170
2.38%, 10/22/31(b)	540	426,631
3.13%, 05/23/24(a)(b)	517	501,733
5.28%, 06/17/32 (Call 06/17/27)(b)(c)	645	605,511
5.40%, 11/29/27(b)	800	805,986
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	747	727,390
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(b)(c)	2,455	1,790,571
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	1,779	1,590,662
4.40%, 05/19/26(b)	1,427	1,360,660
4.50%, 03/19/24(b)	555	547,171
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	652	632,983
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,108	991,764
5.86%, 09/14/26 (Call 09/14/25)(c)	50	49,781
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	178,700
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	41,369
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(b)	575	543,391
3.15%, 07/01/30 (Call 07/01/25)(b)(c)	730	665,468
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	674	583,354
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	120	97,200
3.50%, 10/12/27(b)	507	463,128
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	355	331,215
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(b)	935	911,672
4.38%, 04/11/27 (Call 01/11/27)(b)	512	484,024
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	358	325,852
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)(b)	1,106	855,065
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(b)	935	885,912
3.18%, 10/26/31 (Call 07/28/31)(b)	50	41,688
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,324	1,314,070
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)(c)	1,520	1,302,219
1.85%, 03/25/26	975	859,272
2.71%, 06/27/24	1,501	1,441,831
2.75%, 05/28/25	1,635	1,536,511
2.75%, 12/03/30	1,060	793,098
2.96%, 03/25/31(a)	785	618,780
3.23%, 11/22/32 (Call 11/22/31)(c)	1,185	882,907
3.31%, 06/27/29(a)	1,145	996,228
3.49%, 05/28/30	1,017	854,769
3.50%, 03/24/25	1,220	1,173,475
3.80%, 02/23/28	1,192	1,086,179

	Par
Security	(000)	Value

Banks (continued)
3.89%, 05/24/24	$600	$587,855
4.18%, 03/24/28 (Call 03/24/27)(c)	1,395	1,292,901
4.25%, 04/11/27(a)	990	930,403
4.38%, 04/12/28	1,490	1,383,168
5.15%, 08/18/25	250	248,416
5.18%, 11/19/25	1,487	1,460,700
5.29%, 08/18/27	500	485,184
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,286	1,196,731
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(b)(c)	500	391,349
4.05%, 03/19/24(b)	485	477,579
4.45%, 09/19/28(b)	230	222,574
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24),
(1 day SOFR + 0.690%)(c)	1,552	1,449,740
0.98%, 09/25/25 (Call 09/25/24),
(1 day SOFR + 0.910%)(c)	1,797	1,646,104
1.20%, 10/24/26 (Call 10/24/25),
(1 day SOFR + 1.010%)(a)(c)	1,693	1,502,907
1.32%, 06/19/26 (Call 06/19/25),
(1 day SOFR + 1.150%)(c)	1,730	1,560,953
1.53%, 12/06/25 (Call 12/06/24),
(1 day SOFR + 0.650%)(c)	1,800	1,653,254
1.73%, 07/22/27 (Call 07/22/26),
(1 day SOFR + 0.960%)(c)	4,190	3,671,383
1.84%, 02/04/25 (Call 02/04/24),
(1 day SOFR + 0.670%)(c)	2,027	1,935,777
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(c)	2,092	1,631,039
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(a)(c)	2,518	1,950,332
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	1,543	1,429,881
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(c)	1,295	1,093,097
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(c)	3,587	2,810,503
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(c)	1,562	1,469,700
2.48%, 09/21/36 (Call 09/21/31)(c)	2,234	1,691,669
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	3,069	2,524,873
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(c)	2,355	2,106,804
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(c)	2,908	2,315,499
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(c)	2,877	2,374,243
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(a)(c)	4,846	3,380,537
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(c)	4,182	3,388,003
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(c)	1,162	744,307
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	2,053	1,751,958
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(c)	3,915	3,200,021
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(a)(c)	2,325	1,528,652

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	$1,642	$1,566,712
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	2,679	2,338,231
3.25%, 10/21/27 (Call 10/21/26)	2,713	2,500,958
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(a)(c)	3,683	2,788,598
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	2,165	2,070,492
3.38%, 04/02/26 (Call 04/02/25),
(1 day SOFR + 1.330%)(c)	4,680	4,456,411
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	4,862	4,433,430
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(c)	2,262	2,201,981
3.50%, 04/19/26(a)	2,118	2,030,805
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	2,629	2,479,787
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	2,483	2,302,164
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	1,870	1,741,911
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	2,881	2,710,910
3.84%, 04/25/25 (Call 04/25/24),
(1 day SOFR + 1.110%)(c)	2,640	2,574,575
3.85%, 03/08/37 (Call 03/08/32)(c)	2,527	2,140,421
3.88%, 08/01/25	1,487	1,466,115
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(c)	1,298	1,029,141
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(c)	2,101	1,951,607
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	2,898	2,665,169
4.00%, 04/01/24(a)	1,977	1,961,671
4.00%, 01/22/25	2,055	2,014,746
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(c)	1,487	1,259,108
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(c)	5,576	4,583,929
4.13%, 01/22/24(a)	2,162	2,146,578
4.20%, 08/26/24	2,014	1,985,778
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(c)	1,897	1,659,090
4.25%, 10/22/26	1,567	1,534,331
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	2,651	2,495,495
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(c)	2,648	2,241,711
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(c)	2,275	2,184,304
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(c)	2,126	1,836,631
4.45%, 03/03/26	1,698	1,670,078
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(c)	3,860	3,597,426
4.83%, 07/22/26 (Call 07/22/25)(c)	2,235	2,205,820
4.88%, 04/01/44(a)	412	374,427
4.95%, 07/22/28 (Call 07/22/27)(c)	3,105	3,043,774
5.00%, 01/21/44	2,021	1,897,648

	Par
Security	(000)	Value

Banks (continued)
5.02%, 07/22/33 (Call 07/22/32)(c)	$3,820	$3,687,899
5.88%, 02/07/42	1,863	1,944,562
6.11%, 01/29/37	2,644	2,741,327
6.20%, 11/10/28 (Call 11/10/27)(c)	685	708,506
6.22%, 09/15/26(a)	615	636,557
7.75%, 05/14/38	1,588	1,905,024
Series L, 3.95%, 04/21/25	2,057	2,010,340
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,757	1,673,927
Series L, 4.75%, 04/21/45	569	494,076
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1 day SOFR + 0.910%)(c)	2,230	1,975,998
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(c)	2,034	1,650,046
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(c)	1,075	788,950
Bank of America NA, 6.00%, 10/15/36	1,208	1,262,774
Bank of China Ltd., 5.00%, 11/13/24(b)	1,830	1,813,475
Bank of Ireland Group PLC, 6.25%, 09/16/26
(Call 09/16/25)(b)(c)	820	803,453
Bank of Montreal
0.45%, 12/08/23(a)	960	917,574
0.63%, 07/09/24	1,305	1,217,382
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(a)(c)	660	584,640
1.25%, 09/15/26	1,710	1,499,868
1.50%, 01/10/25	1,333	1,242,694
1.85%, 05/01/25(a)	1,630	1,523,241
2.15%, 03/08/24(a)	770	744,084
2.50%, 06/28/24	1,166	1,122,186
2.65%, 03/08/27(a)	1,165	1,069,081
3.09%, 01/10/37 (Call 01/10/32)(c)	1,272	968,376
3.70%, 06/07/25	970	945,156
3.80%, 12/15/32 (Call 12/15/27)(c)	1,288	1,140,692
4.34%, 10/05/28 (Call 10/05/23)(c)	540	529,696
4.80%, (Call 08/25/24)(a)(c)(d)	255	221,392
Series E, 3.30%, 02/05/24	1,393	1,367,399
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	95	94,003
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	360	344,021
0.50%, 04/26/24 (Call 03/26/24)	594	559,898
0.75%, 01/28/26 (Call 12/28/25)	275	244,552
1.05%, 10/15/26 (Call 09/15/26)	308	268,220
1.60%, 04/24/25 (Call 03/24/25)	1,787	1,659,266
1.65%, 07/14/28 (Call 05/14/28)(a)	400	336,244
1.65%, 01/28/31 (Call 10/28/30)	382	299,078
1.80%, 07/28/31 (Call 04/28/31)	600	465,282
2.05%, 01/26/27 (Call 12/26/26)	415	374,260
2.10%, 10/24/24	936	891,730
2.45%, 08/17/26 (Call 05/17/26)	780	721,886
2.50%, 01/26/32 (Call 10/26/31)(a)	675	553,212
2.80%, 05/04/26 (Call 02/04/26)	904	852,695
3.00%, 10/30/28 (Call 07/30/28)(a)	576	514,966
3.25%, 09/11/24 (Call 08/11/24)	585	569,852
3.25%, 05/16/27 (Call 02/16/27)	1,178	1,118,612
3.30%, 08/23/29 (Call 05/23/29)	859	774,481
3.35%, 04/25/25 (Call 03/25/25)(a)	1,100	1,066,010
3.40%, 05/15/24 (Call 04/15/24)	532	521,944
3.40%, 01/29/28 (Call 10/29/27)	1,130	1,058,026
3.43%, 06/13/25 (Call 06/13/24)(c)	887	867,137

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	$1,292	$1,214,384
3.85%, 04/28/28	916	880,359
3.85%, 04/26/29 (Call 02/26/29)	575	536,687
3.95%, 11/18/25 (Call 10/18/25)	636	625,434
3.99%, 06/13/28 (Call 06/13/27)(c)	590	566,655
4.29%, 06/13/33 (Call 06/13/32)(a)(c)	875	820,550
4.41%, 07/24/26 (Call 07/24/25)(a)(c)	560	552,088
4.60%, 07/26/30 (Call 07/26/29)(c)	540	526,468
5.22%, 11/21/25	395	395,280
5.80%, 10/25/28(a)	520	539,450
5.83%, 10/25/33(a)	1,420	1,495,420
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	730	720,159
Series G, 3.00%, 02/24/25 (Call 01/24/25)	746	720,349
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	380,594
Series J, 1.90%, 01/25/29 (Call 11/25/28)	932	776,564
Bank of New Zealand
1.00%, 03/03/26(a)(b)	525	460,800
2.00%, 02/21/25(a)(b)	1,174	1,097,204
2.29%, 01/27/27(b)	790	705,245
2.87%, 01/27/32(b)	625	520,778
3.50%, 02/20/24(b)	411	403,697
Bank of Nova Scotia (The)
0.65%, 07/31/24	1,423	1,323,613
0.70%, 04/15/24	1,277	1,203,660
1.05%, 03/02/26	976	864,882
1.30%, 06/11/25(a)	1,087	993,705
1.30%, 09/15/26(a)	752	660,948
1.35%, 06/24/26	705	626,828
1.45%, 01/10/25	1,554	1,447,012
1.95%, 02/02/27(a)	725	645,842
2.15%, 08/01/31	420	333,987
2.20%, 02/03/25	1,297	1,221,830
2.45%, 02/02/32	895	723,604
2.70%, 08/03/26	1,181	1,099,078
2.95%, 03/11/27(a)	665	612,823
3.40%, 02/11/24	1,263	1,241,232
3.45%, 04/11/25	2,022	1,956,451
4.50%, 12/16/25(a)	999	986,527
4.59%, 05/04/37 (Call 02/04/32)(c)	1,189	1,025,250
4.90%, (Call 06/04/25)(c)(d)	304	289,560
5.25%, 12/06/24	200	199,816
8.63%, 10/27/82	200	205,723
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	720	519,587
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3 mo. SOFR + 2.090%)(c)	1,040	884,518
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(a)	377	373,932
5.13%, 06/11/30 (Call 03/11/30)(a)	390	361,534
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	865	817,194
1.00%, 02/04/25(b)	1,390	1,269,070
1.60%, 10/04/26(b)	1,145	997,516
2.38%, 11/21/24(b)	1,178	1,112,143
4.52%, 07/13/25(a)(b)	300	295,172
4.75%, 07/13/27(b)	345	335,551
Barclays Bank PLC, 3.75%, 05/15/24(a)	610	598,913
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	1,528	1,444,936
2.28%, 11/24/27 (Call 11/24/26)(c)	1,605	1,380,484

	Par
Security	(000)	Value

Banks (continued)
2.65%, 06/24/31 (Call 06/24/30),
(1 year CMT + 1.900%)(c)	$664	$515,761
2.67%, 03/10/32 (Call 03/10/31)(c)	540	412,466
2.85%, 05/07/26 (Call 05/07/25),
(1 day SOFR + 2.714%)(c)	1,695	1,562,815
2.89%, 11/24/32 (Call 11/24/31)(c)	880	672,134
3.33%, 11/24/42 (Call 11/24/41)(c)	785	541,720
3.56%, 09/23/35 (Call 09/23/30)(c)	1,630	1,238,143
3.65%, 03/16/25	1,655	1,578,606
3.81%, 03/10/42 (Call 03/10/41)(c)	705	459,930
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(c)	2,045	1,972,606
4.34%, 01/10/28 (Call 01/10/27)	1,230	1,144,055
4.38%, 09/11/24	1,125	1,095,696
4.38%, 01/12/26	2,337	2,247,627
4.84%, 05/09/28 (Call 05/07/27)	1,914	1,754,835
4.95%, 01/10/47	1,705	1,444,736
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	1,343	1,259,715
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(c)	1,680	1,513,189
5.20%, 05/12/26	1,582	1,533,891
5.25%, 08/17/45(a)	1,350	1,205,859
5.30%, 08/09/26 (Call 08/09/25)(c)	1,075	1,057,156
5.50%, 08/09/28 (Call 08/09/27)(c)	1,090	1,055,468
5.75%, 08/09/33 (Call 08/09/32)(c)	675	646,550
7.33%, 11/02/26 (Call 11/02/25)(c)	1,350	1,388,134
7.39%, 11/02/28 (Call 11/02/27)(c)	1,165	1,205,231
7.44%, 11/02/33	1,400	1,483,009
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	615	558,112
4.38%, 04/10/24(b)	188	185,415
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	2,195	1,906,569
1.68%, 06/30/27 (Call 06/30/26)(b)(c)	1,097	946,285
1.90%, 09/30/28 (Call 09/30/27),
(1 day SOFR + 1.609%)(a)(b)(c)	905	745,400
2.16%, 09/15/29 (Call 09/15/28),
(1 day SOFR + 1.218%)(a)(b)(c)	1,680	1,362,817
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	1,542	1,416,125
2.59%, 01/20/28 (Call 01/20/27)(b)(c)	1,735	1,516,455
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	1,355	985,873
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	1,253	1,179,287
2.82%, 01/26/41(a)(b)	570	354,535
2.87%, 04/19/32 (Call 04/19/31),
(1 day SOFR + 1.387%)(b)(c)	2,065	1,630,055
3.13%, 01/20/33 (Call 01/20/32),
(1 day SOFR + 1.561%)(a)(b)(c)	1,815	1,442,604
3.38%, 01/09/25(b)	1,971	1,894,250
3.50%, 11/16/27(a)(b)	700	633,097
3.80%, 01/10/24(a)(b)	913	897,503
4.25%, 10/15/24	818	798,342
4.38%, 09/28/25(b)	1,029	982,182
4.38%, 05/12/26(b)	1,115	1,060,436
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	1,235	1,085,033
4.40%, 08/14/28(a)(b)	1,887	1,773,765
4.63%, 03/13/27(a)(b)	698	663,327
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	1,550	1,531,998
5.20%, 01/10/30 (Call 01/10/29),
(3 mo. LIBOR US + 2.567%)(b)(c)	1,297	1,240,681

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.75%, (Call 08/16/29)(b)(c)(d)	$1,000	$980,000
BPCE SA
1.00%, 01/20/26(b)	1,375	1,207,719
1.63%, 01/14/25(b)	925	858,958
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	1,264	1,112,621
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	1,615	1,383,985
2.28%, 01/20/32 (Call 01/20/31),
(1 day SOFR + 1.312%)(b)(c)	1,055	786,656
2.38%, 01/14/25(b)	1,311	1,216,069
2.70%, 10/01/29(a)(b)	946	793,572
3.12%, 10/19/32 (Call 10/19/31),
(1 day SOFR + 1.730%)(b)(c)	1,360	993,462
3.25%, 01/11/28(b)	995	897,238
3.38%, 12/02/26	381	352,300
3.50%, 10/23/27(a)(b)	945	838,517
3.58%, 10/19/42 (Call 10/19/41),
(1 day SOFR + 1.952%)(b)(c)	390	254,061
3.65%, 01/14/37 (Call 01/14/32)(a)(b)(c)	530	392,023
4.00%, 04/15/24	930	914,104
4.50%, 03/15/25(b)	1,425	1,365,182
4.63%, 07/11/24(a)(b)	607	589,543
4.63%, 09/12/28(a)(b)	625	575,262
4.75%, 07/19/27(a)(b)	1,035	1,007,786
4.88%, 04/01/26(b)	705	672,824
5.15%, 07/21/24(b)	1,520	1,490,455
5.75%, 07/19/33 (Call 07/19/32)(a)(b)(c)	1,395	1,342,552
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(c)	305	288,894
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	694	664,220
0.95%, 10/23/25(a)	1,085	973,947
1.00%, 10/18/24(a)	774	720,189
1.25%, 06/22/26 (Call 05/22/26)	659	579,904
2.25%, 01/28/25	1,200	1,133,077
3.10%, 04/02/24	931	908,346
3.30%, 04/07/25	380	366,154
3.60%, 04/07/32 (Call 03/07/32)	1,215	1,081,168
3.95%, 08/04/25	880	856,048
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1 day SOFR + 0.911%)(c)	485	451,200
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	516,563
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)(a)	1,695	1,671,645
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24),
(1 day SOFR + 0.669%)(c)	1,450	1,352,699
1.12%, 01/28/27 (Call 01/28/26),
(1 day SOFR + 0.765%)(c)	2,315	2,019,346
1.28%, 11/03/25 (Call 11/03/24),
(1 day SOFR + 0.528%)(c)	735	673,761
1.46%, 06/09/27 (Call 06/09/26),
(1 day SOFR + 0.770%)(c)	2,655	2,311,132
2.01%, 01/25/26 (Call 01/25/25),
(1 day SOFR + 0.694%)(c)	1,360	1,262,688
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(c)	1,594	1,252,537
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(c)	2,750	2,199,336
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(c)	3,285	2,692,206

	Par
Security	(000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(c)	$2,104	$1,746,490
2.90%, 11/03/42 (Call 11/03/41),
(1 day SOFR + 1.379%)(c)	1,390	975,720
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(a)(c)	2,292	1,954,418
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(c)	2,695	2,215,170
3.07%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.280%)(c)	1,858	1,688,251
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(c)	2,133	2,023,211
3.20%, 10/21/26 (Call 07/21/26)	2,643	2,468,084
3.29%, 03/17/26 (Call 03/17/25),
(1 day SOFR + 1.528%)(c)	1,300	1,235,650
3.30%, 04/27/25	1,471	1,425,689
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	2,272	2,197,081
3.40%, 05/01/26	1,877	1,788,914
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(c)	2,408	2,203,198
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	2,837	2,626,930
3.70%, 01/12/26	1,933	1,855,487
3.75%, 06/16/24	958	944,068
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(c)	2,742	2,393,736
3.88%, 03/26/25(a)	1,214	1,186,978
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(c)	875	731,699
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(c)	1,821	1,717,758
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	2,745	2,509,876
4.00%, 08/05/24(a)	35	34,297
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	1,513	1,413,517
4.13%, 07/25/28	1,470	1,388,279
4.14%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 1.372%)(c)	1,440	1,413,276
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(c)	942	795,043
4.30%, 11/20/26	1,529	1,491,547
4.40%, 06/10/25	2,533	2,491,139
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(c)	3,579	3,326,705
4.45%, 09/29/27	3,254	3,134,060
4.60%, 03/09/26	1,325	1,306,317
4.65%, 07/30/45	919	814,943
4.65%, 07/23/48 (Call 06/23/48)(a)	2,498	2,249,721
4.66%, 05/24/28 (Call 05/24/27),
(1 day SOFR + 1.887%)(c)	1,050	1,022,024
4.75%, 05/18/46	2,010	1,714,517
4.91%, 05/24/33 (Call 05/24/32)(c)	2,410	2,294,595
5.30%, 05/06/44	833	773,071
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(c)	1,241	1,196,566
5.50%, 09/13/25	1,501	1,523,375
5.61%, 09/29/26 (Call 09/29/25)(c)	1,520	1,525,329
5.88%, 02/22/33(a)	648	651,022

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.88%, 01/30/42	$1,119	$1,151,889
6.00%, 10/31/33(a)	807	833,809
6.13%, 08/25/36	1,257	1,280,127
6.27%, 11/17/33	2,660	2,803,352
6.63%, 01/15/28(a)	371	399,242
6.63%, 06/15/32	1,502	1,590,806
6.68%, 09/13/43(a)	882	961,780
6.88%, 03/05/38(a)	710	766,439
6.88%, 02/15/98	181	188,925
8.13%, 07/15/39	1,930	2,423,349
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(c)	1,070	1,038,597
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	375	349,045
3.75%, 02/18/26 (Call 11/18/25)	406	389,106
4.12%, 05/23/25 (Call 05/23/24)(c)	590	580,517
6.06%, 10/24/25	340	343,757
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	710	578,907
2.64%, 09/30/32 (Call 07/02/32)	828	618,831
2.85%, 07/27/26 (Call 04/27/26)	458	425,791
3.25%, 04/30/30 (Call 01/30/30)	330	290,320
4.30%, 12/03/25 (Call 11/03/25)	422	412,030
5.64%, 05/21/37 (Call 05/21/32)(c)	365	340,769
Comerica Bank
2.50%, 07/23/24	492	470,910
4.00%, 07/27/25(a)	350	339,230
Comerica Inc.
3.80%, 07/22/26	457	440,024
4.00%, 02/01/29 (Call 11/03/28)	689	646,451
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,465	1,293,404
1.88%, 09/15/31(a)(b)	935	747,600
2.30%, 03/14/25(a)(b)	1,380	1,309,583
2.55%, 03/14/27(b)	1,160	1,060,109
2.63%, 09/06/26(a)(b)	1,075	995,243
2.69%, 03/11/31(b)	1,780	1,357,395
2.85%, 05/18/26(b)	240	224,636
3.15%, 09/19/27(b)	367	341,337
3.31%, 03/11/41(a)(b)	917	623,964
3.35%, 06/04/24(b)	480	469,291
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	1,821	1,495,632
3.74%, 09/12/39(b)	846	625,497
3.78%, 03/14/32(a)(b)	745	611,796
3.90%, 03/16/28(b)	992	946,427
3.90%, 07/12/47(a)(b)	1,657	1,352,676
4.32%, 01/10/48(b)	1,461	1,087,024
4.50%, 12/09/25(a)(b)	538	527,088
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(b)(c)	1,199	1,056,289
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	2,260	1,958,697
1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	1,085	971,276
1.98%, 12/15/27 (Call 12/15/26)(b)(c)	2,502	2,167,117
2.63%, 07/22/24(b)	1,426	1,364,487
3.65%, 04/06/28 (Call 04/06/27)(b)(c)	955	880,332
3.75%, 07/21/26	1,016	953,721
3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	890	762,297
4.38%, 08/04/25	1,060	1,030,101
4.66%, 08/22/28 (Call 08/22/27)(b)(c)	1,225	1,181,966
5.25%, 05/24/41	1,452	1,483,657
5.25%, 08/04/45(a)	867	781,129

	Par
Security	(000)	Value

Banks (continued)
5.75%, 12/01/43	$1,235	$1,186,994
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	835	793,844
1.38%, 01/10/25	1,165	1,084,461
3.38%, 05/21/25	722	700,800
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	660	615,924
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(b)(c)	1,527	1,330,694
2.02%, 01/11/27(a)(b)	1,000	894,251
2.81%, 01/11/41(a)(b)	911	564,119
3.25%, 01/14/30(b)	1,389	1,140,097
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	1,525	1,323,024
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	2,042	1,850,401
2.38%, 01/22/25(b)	633	596,281
3.25%, 10/04/24(b)	1,310	1,262,726
3.88%, 04/15/24(a)(b)	895	880,022
4.13%, 01/10/27(b)	821	777,322
Credit Suisse AG/New York NY
0.50%, 02/02/24	725	662,221
1.25%, 08/07/26	1,825	1,446,719
2.95%, 04/09/25	1,269	1,129,166
3.63%, 09/09/24	1,818	1,672,563
3.70%, 02/21/25	1,730	1,575,029
5.00%, 07/09/27	370	329,353
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	2,135	1,678,921
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,812	1,526,401
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	1,835	1,625,606
3.09%, 05/14/32 (Call 05/14/31),
(1 day SOFR + 1.730%)(b)(c)	1,593	1,085,251
3.75%, 03/26/25	1,635	1,449,312
3.87%, 01/12/29 (Call 01/12/28),
(3 mo. LIBOR US + 1.410%)(b)(c)	1,997	1,595,066
4.19%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.730%)(b)(c)	2,691	2,040,077
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	2,267	1,847,179
4.55%, 04/17/26	1,975	1,716,460
4.88%, 05/15/45	1,391	988,369
6.37%, 07/15/26 (Call 07/15/25)(b)(c)	1,045	969,099
6.44%, 08/11/28 (Call 08/11/27)(b)(c)	1,250	1,133,936
6.54%, 08/12/33 (Call 08/12/32)(b)(c)	1,050	919,845
9.02%, 11/15/33 (Call 11/15/32)(b)(c)	500	507,634
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	1,367	1,238,594
1.23%, 06/22/24 (Call 06/22/23)(a)(b)	1,190	1,103,935
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	665	569,721
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	1,594	1,383,963
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	1,079	1,005,815
3.77%, 03/28/25 (Call 03/28/24)(b)(c)	1,135	1,092,707
4.30%, 04/01/28 (Call 04/01/27)(b)(c)	1,625	1,486,927
4.38%, 06/12/28(a)(b)	565	513,354
5.38%, 01/12/24(b)	575	571,905
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	50	46,382
4.52%, 12/11/28 (Call 12/11/23)(b)(c)	465	459,049
Deutsche Bank AG
4.10%, 01/13/26(a)	119	114,181
4.50%, 04/01/25(a)	765	725,356
6.12%, 07/14/26 (Call 07/14/25)(c)	355	348,676

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	$465	$455,371
Deutsche Bank AG/New York NY
0.90%, 05/28/24	837	782,854
1.45%, 04/01/25 (Call 04/01/24),
(1 day SOFR + 1.131%)(c)	1,475	1,360,745
1.69%, 03/19/26(a)	1,005	892,564
2.13%, 11/24/26 (Call 11/24/25),
(1 day SOFR + 1.870%)(c)	1,880	1,645,432
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(c)	515	430,181
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(c)	2,710	2,275,152
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(c)	668	503,104
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(c)	1,725	1,371,230
3.70%, 05/30/24	1,058	1,025,204
3.73%, 01/14/32 (Call 10/14/30),
(1 day SOFR + 2.757%)(c)	25	18,380
3.74%, 01/07/33 (Call 10/07/31),
(1 day SOFR + 2.257%)(a)(c)	435	310,534
3.96%, 11/26/25 (Call 11/26/24),
(1 day SOFR + 2.581%)(c)	1,590	1,503,924
4.10%, 01/13/26	455	434,049
4.16%, 05/13/25(a)	70	68,370
4.88%, 12/01/32 (Call 12/01/27)(a)(c)	260	214,003
5.88%, 07/08/31 (Call 04/08/30),
(1 day SOFR + 5.438%)(c)	50	43,107
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	430	406,328
2.70%, 02/06/30 (Call 11/06/29)	745	592,616
3.45%, 07/27/26 (Call 04/27/26)	1,155	1,064,355
4.25%, 03/13/26	970	923,998
4.65%, 09/13/28 (Call 06/13/28)	1,465	1,367,013
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(b)(c)	935	858,075
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	740	650,811
1.54%, 05/25/27 (Call 05/25/26)(b)(c)	1,380	1,203,789
1.61%, 03/30/28 (Call 03/30/27)(a)(b)(c)	890	756,716
5.90%, 10/09/26	1,050	1,049,752
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	720	672,671
2.05%, 02/10/25(b)	1,697	1,580,563
4.40%, 08/23/25(a)(b)	652	636,733
4.55%, 08/23/27(b)	895	857,161
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1 day SOFR + 0.685%)(a)(c)	740	654,888
2.38%, 01/28/25 (Call 12/29/24)	630	594,763
2.55%, 05/05/27 (Call 04/05/27)	622	560,285
3.65%, 01/25/24 (Call 12/25/23)	995	979,401
3.95%, 03/14/28 (Call 02/14/28)	573	543,293
4.06%, 04/25/28 (Call 04/25/27)(c)	535	503,695
4.30%, 01/16/24 (Call 12/16/23)(a)	600	595,246
4.34%, 04/25/33 (Call 04/25/32)(c)	885	804,645
4.77%, 07/28/30 (Call 07/28/29)(c)	1,415	1,341,969
6.36%, 10/27/28 (Call 10/27/27)(c)	1,090	1,128,744
8.25%, 03/01/38	780	948,445
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	780	702,632

	Par
Security	(000)	Value

Banks (continued)
3.85%, 03/15/26 (Call 02/15/26)	$631	$601,510
3.95%, 07/28/25 (Call 06/28/25)	925	906,604
5.85%, 10/27/25	520	524,195
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3 mo. SOFR + 2.465%)(c)	412	389,952
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	625	610,064
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	545	527,149
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	395	306,515
4.63%, 02/13/47 (Call 08/13/46)	880	705,004
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3 mo. SOFR + 1.715%)(a)(c)	779	734,140
6.13%, 03/09/28	720	738,550
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	558	553,114
Goldman Sachs Capital I, 6.35%, 02/15/34.	500	505,525
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1 day SOFR + 0.609%)(c)	1,046	941,892
1.09%, 12/09/26 (Call 12/09/25),
(1 day SOFR + 0.789%)(c)	1,664	1,465,881
1.43%, 03/09/27 (Call 03/09/26),
(1 day SOFR + 0.798%)(c)	2,645	2,325,725
1.54%, 09/10/27 (Call 09/10/26),
(1 day SOFR + 0.818%)(c)	2,475	2,138,447
1.76%, 01/24/25 (Call 01/24/24),
(1 day SOFR + 0.730%)(c)	3,790	3,612,678
1.95%, 10/21/27 (Call 10/21/26),
(1 day SOFR + 0.913%)(c)	3,330	2,915,227
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(c)	2,598	2,005,783
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(c)	4,121	3,255,123
2.60%, 02/07/30 (Call 11/07/29)	1,473	1,232,870
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(c)	3,343	2,700,459
2.64%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.114%)(c)	2,188	1,951,996
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(c)	3,240	2,602,072
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(c)	1,984	1,402,732
3.00%, 03/15/24	635	618,574
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(c)	3,895	3,234,852
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(c)	2,014	1,492,976
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	1,979	1,905,223
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(c)	1,780	1,348,415
3.50%, 01/23/25 (Call 10/23/24)	2,077	2,019,511
3.50%, 04/01/25 (Call 03/01/25)	1,838	1,778,598
3.50%, 11/16/26 (Call 11/16/25)(a)	2,254	2,143,954
3.62%, 03/15/28 (Call 03/15/27),
(1 day SOFR + 1.846%)(c)	2,915	2,711,046
3.63%, 02/20/24 (Call 01/20/24)	1,376	1,352,709
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	1,973	1,845,221
3.75%, 05/22/25 (Call 02/22/25)	1,629	1,582,513

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.75%, 02/25/26 (Call 11/25/25)	$1,772	$1,714,763
3.80%, 03/15/30 (Call 12/15/29)	2,455	2,231,368
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	1,875	1,725,160
3.85%, 07/08/24 (Call 04/08/24)(a)	1,503	1,477,323
3.85%, 01/26/27 (Call 01/26/26)	2,400	2,306,159
4.00%, 03/03/24	1,929	1,906,780
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(c)	2,409	2,031,542
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	3,341	3,138,737
4.25%, 10/21/25	2,131	2,089,392
4.39%, 06/15/27 (Call 06/15/26)(c)	745	718,928
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(c)	1,375	1,204,760
4.48%, 08/23/28 (Call 08/23/27)(c)	2,025	1,944,088
4.75%, 10/21/45 (Call 04/21/45)	1,572	1,426,284
4.80%, 07/08/44 (Call 01/08/44)	1,859	1,694,172
5.15%, 05/22/45	1,725	1,642,915
5.70%, 11/01/24	100	101,198
5.95%, 01/15/27(a)	1,420	1,475,479
6.13%, 02/15/33(a)	1,155	1,214,676
6.25%, 02/01/41	2,822	2,994,117
6.45%, 05/01/36	953	1,012,043
6.75%, 10/01/37	5,485	5,878,476
Hana Bank
1.25%, 12/16/26(a)(b)	95	81,461
3.50%, (Call 10/19/26)(b)(c)(d)	470	399,500
3.50%, 01/30/24(b)	385	377,392
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	311,325
HSBC Bank USA NA, 7.00%, 01/15/39	635	692,257
HSBC Bank USA NA/New York NY
5.63%, 08/15/35(a)	505	475,310
5.88%, 11/01/34(a)	245	236,450
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	832	1,002,635
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 0.708%)(c)	1,823	1,676,970
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(c)	1,415	1,212,377
1.65%, 04/18/26 (Call 04/18/25),
(1 day SOFR + 1.538%)(c)	2,017	1,812,434
2.01%, 09/22/28 (Call 09/22/27),
(1 day SOFR + 1.732%)(c)	680	564,324
2.10%, 06/04/26 (Call 06/04/25),
(1 day SOFR + 1.929%)(c)	1,640	1,486,754
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(c)	1,665	1,345,555
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(c)	1,060	913,667
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(c)	1,155	881,327
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(c)	2,213	2,057,471
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(c)	2,287	1,776,489
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(c)	1,202	958,083

	Par
Security	(000)	Value

Banks (continued)
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(c)	$1,095	$834,157
3.00%, 03/10/26 (Call 03/10/25),
(1 day SOFR + 1.430%)(c)	1,500	1,399,897
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(c)	2,389	2,313,721
3.90%, 05/25/26	2,140	2,035,688
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(c)	2,752	2,405,757
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	2,428	2,225,145
4.18%, 12/09/25 (Call 12/09/24)(a)(c)	1,425	1,372,616
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(c)	2,241	2,134,920
4.30%, 03/08/26(a)	2,382	2,318,340
4.38%, 11/23/26	1,124	1,078,526
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	2,931	2,698,595
4.76%, 06/09/28 (Call 06/09/27)(c)	3,370	3,195,657
4.76%, 03/29/33 (Call 03/29/32),
(1 day SOFR + 2.530%)(a)(c)	1,520	1,315,045
4.95%, 03/31/30	1,777	1,703,040
5.12%, 08/11/28 (Call 08/11/27)(c)	940	907,080
5.40%, 08/11/33 (Call 08/11/32)(c)	1,815	1,699,343
6.10%, 01/14/42(a)	615	633,791
6.50%, 05/02/36(a)	1,000	1,012,943
6.50%, 05/02/36	2,130	2,049,702
6.50%, 09/15/37	2,561	2,440,420
6.80%, 06/01/38	2,494	2,469,458
7.34%, 11/03/26 (Call 11/03/25)(a)(c)	1,600	1,670,932
7.39%, 11/03/28 (Call 11/03/27)(c)	1,535	1,609,819
7.63%, 05/17/32(a)	50	52,261
8.11%, 11/03/33 (Call 11/03/32)(c)	2,245	2,370,173
HSBC USA Inc.
3.50%, 06/23/24	880	859,242
3.75%, 05/24/24	1,225	1,202,541
7.20%, 07/15/97	170	187,777
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	1,230	890,612
4.44%, 08/04/28 (Call 08/04/27)(c)	955	906,911
5.02%, 05/17/33 (Call 05/17/32)(c)	700	667,238
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	730	602,696
2.63%, 08/06/24 (Call 07/06/24)	762	729,726
4.00%, 05/15/25 (Call 04/15/25)	394	383,935
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27)(c)	480	468,137
5.70%, 11/18/25 (Call 11/18/24)(c)	275	275,441
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	360	330,728
4.00%, 03/18/26(b)	690	656,337
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,750	1,716,346
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	298	284,067
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	985	879,403
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(c)	1,204	1,062,751

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(c)	$927	$736,777
3.55%, 04/09/24	991	969,318
3.87%, 03/28/26 (Call 03/28/25),
(1 day SOFR + 1.640%)(c)	835	802,120
3.95%, 03/29/27	1,069	1,011,553
4.02%, 03/28/28 (Call 03/28/27),
(1 day SOFR + 1.830%)(c)	1,380	1,287,681
4.05%, 04/09/29(a)	934	850,284
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(c)	1,115	982,375
4.55%, 10/02/28	997	949,363
4.63%, 01/06/26(b)	1,766	1,726,085
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	345	309,236
3.88%, 01/12/28(a)(b)	546	478,477
5.25%, 01/12/24(a)	300	295,873
7.00%, 11/21/25(a)(b)	200	203,421
8.25%, 11/21/33(b)	200	205,134
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(1 day SOFR + 0.420%)(c)	842	790,100
0.77%, 08/09/25 (Call 08/09/24),
(1 day SOFR + 0.490%)(c)	1,553	1,432,778
0.82%, 06/01/25 (Call 06/01/24),
(1 day SOFR + 0.540%)(c)	1,610	1,497,285
0.97%, 06/23/25 (Call 06/23/24),
(3 mo. SOFR + 0.580%)(c)	1,155	1,073,912
1.04%, 02/04/27 (Call 02/04/26),
(3 mo. SOFR + 0.695%)(c)	1,527	1,330,749
1.05%, 11/19/26 (Call 11/19/25),
(1 day SOFR + 0.800%)(c)	2,512	2,215,925
1.47%, 09/22/27 (Call 09/22/26),
(1 day SOFR + 0.765%)(c)	1,374	1,192,647
1.56%, 12/10/25 (Call 12/10/24),
(1 day SOFR + 0.605%)(c)	1,832	1,692,189
1.58%, 04/22/27 (Call 04/22/26),
(1 day SOFR + 0.885%)(c)	3,250	2,869,431
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(a)(c)	1,526	1,174,606
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(c)	2,418	1,880,803
2.01%, 03/13/26 (Call 03/13/25),
(3 mo. SOFR + 1.585%)(c)	2,266	2,105,680
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(c)	1,235	1,038,584
2.08%, 04/22/26 (Call 04/22/25),
(1 day SOFR + 1.850%)(c)	2,431	2,258,432
2.18%, 06/01/28 (Call 06/01/27),
(1 day SOFR + 1.890%)(c)	1,540	1,347,186
2.30%, 10/15/25 (Call 10/15/24),
(1 day SOFR + 1.160%)(c)	1,513	1,427,872
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(a)(c)	2,540	2,100,706
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(c)	1,500	1,024,452
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(c)	2,693	2,155,333
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(c)	2,838	2,300,144

	Par
Security	(000)	Value

Banks (continued)
2.60%, 02/24/26 (Call 02/24/25),
(1 day SOFR + 0.915%)(c)	$3,750	$3,537,593
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(c)	3,728	3,166,274
2.95%, 10/01/26 (Call 07/01/26)(a)	1,807	1,704,969
2.95%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.170%)(c)	1,420	1,291,640
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(c)	2,643	2,203,965
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(c)	3,457	2,850,201
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(c)	1,500	1,123,571
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(c)	2,162	1,497,991
3.13%, 01/23/25 (Call 10/23/24)	2,032	1,973,909
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(c)	1,948	1,445,334
3.20%, 06/15/26 (Call 03/15/26)	1,679	1,597,239
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	1,674	1,629,806
3.30%, 04/01/26 (Call 01/01/26)	1,770	1,691,261
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(c)	3,312	2,395,572
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	2,834	2,591,555
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(c)	2,318	2,153,547
3.63%, 05/13/24	1,806	1,777,009
3.63%, 12/01/27 (Call 12/01/26)	1,051	986,839
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	2,911	2,645,250
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	2,601	2,451,090
3.85%, 06/14/25 (Call 06/14/24)(a)(c)	3,280	3,220,753
3.88%, 02/01/24	962	953,037
3.88%, 09/10/24	1,550	1,523,386
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(c)	2,647	2,224,984
3.90%, 07/15/25 (Call 04/15/25)(a)	1,844	1,819,644
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(c)	1,743	1,389,526
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(c)	1,575	1,513,394
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(c)	3,748	3,032,745
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	2,944	2,745,508
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(c)	2,354	2,325,688
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(c)	1,408	1,149,075
4.08%, 04/26/26 (Call 04/26/25),
(1 day SOFR + 1.320%)(c)	3,050	2,973,121
4.13%, 12/15/26(a)	1,695	1,655,669
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	2,109	1,983,271
4.25%, 10/01/27	1,897	1,849,531
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(c)	2,042	1,744,926

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.32%, 04/26/28 (Call 04/26/27),
(1 day SOFR + 1.560%)(c)	$3,145	$3,014,125
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	1,281	1,217,553
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(c)	2,484	2,355,117
4.57%, 06/14/30 (Call 06/14/29)(c)	1,710	1,630,135
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(c)	2,700	2,536,227
4.85%, 07/25/28 (Call 07/25/27)(c)	1,840	1,801,545
4.85%, 02/01/44	1,010	948,732
4.91%, 07/25/33 (Call 07/25/32)(c)	4,390	4,233,341
4.95%, 06/01/45	1,639	1,516,582
5.40%, 01/06/42	1,015	1,025,056
5.50%, 10/15/40	1,440	1,443,876
5.60%, 07/15/41	1,896	1,934,607
5.63%, 08/16/43	1,681	1,715,474
5.72%, 09/14/33 (Call 09/14/32)(c)	3,715	3,675,118
6.40%, 05/15/38	2,631	2,903,312
7.63%, 10/15/26	1,542	1,702,695
7.75%, 07/15/25(a)	55	59,181
8.00%, 04/29/27(a)	1,674	1,879,545
8.75%, 09/01/30	137	162,064
KeyBank NA/Cleveland OH
3.30%, 06/01/25	1,133	1,091,749
3.40%, 05/20/26	550	515,731
3.90%, 04/13/29	1,010	903,575
4.15%, 08/08/25	829	811,120
4.90%, 08/08/32	360	334,625
5.85%, 11/15/27	1,190	1,225,020
6.95%, 02/01/28(a)	150	158,136
KeyCorp
2.25%, 04/06/27	738	652,843
2.55%, 10/01/29	420	351,902
3.88%, 05/23/25 (Call 05/23/24)(c)	265	259,835
4.10%, 04/30/28	417	397,502
4.15%, 10/29/25	463	451,465
4.79%, 06/01/33 (Call 06/01/32)(a)(c)	725	686,996
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	888	837,972
Kookmin Bank
1.75%, 05/04/25(a)(b)	665	607,417
2.50%, 11/04/30(b)	60	47,302
4.35%, (Call 07/02/24)(b)(c)(d)	184	170,200
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	1,230	1,059,897
2.44%, 02/05/26 (Call 02/05/25)(c)	1,220	1,128,356
3.37%, 12/14/46 (Call 09/14/41)(c)	1,371	891,391
3.51%, 03/18/26 (Call 03/18/25)(c)	1,200	1,133,074
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	1,956	1,745,648
3.75%, 01/11/27	1,185	1,101,678
3.75%, 03/18/28 (Call 03/18/27)(c)	1,100	1,004,773
3.87%, 07/09/25 (Call 07/09/24)(c)	1,973	1,899,362
3.90%, 03/12/24	815	799,630
4.34%, 01/09/48	1,102	806,763
4.38%, 03/22/28	1,332	1,251,655
4.45%, 05/08/25(a)	1,332	1,302,349
4.55%, 08/16/28	1,200	1,125,594
4.58%, 12/10/25	1,133	1,076,787

	Par
Security	(000)	Value

Banks (continued)
4.65%, 03/24/26	$1,265	$1,202,885
4.72%, 08/11/26 (Call 08/11/25)(c)	760	737,362
4.98%, 08/11/33 (Call 08/11/32)(c)	830	763,882
5.30%, 12/01/45(a)	600	513,757
7.95%, 11/15/33 (Call 08/15/32)(c)	1,170	1,232,010
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(a)	300	295,408
4.55%, 08/16/28 (Call 08/16/27)(c)	855	818,252
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,307	1,235,061
3.05%, 03/03/36 (Call 03/03/31)(b)(c)	1,570	1,129,955
3.23%, 03/21/25(b)	762	734,708
3.62%, 06/03/30(b)	685	554,608
3.90%, 01/15/26(a)(b)	510	490,357
4.00%, 07/29/25(a)(b)	435	425,250
4.88%, 06/10/25(b)	615	597,086
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(b)(c)	1,475	1,346,832
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	1,322	1,143,059
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	1,085	922,672
1.94%, 04/14/28 (Call 04/14/27),
(1 day SOFR + 0.995%)(b)(c)	830	697,540
2.69%, 06/23/32 (Call 06/23/31),
(1 day SOFR + 1.440%)(b)(c)	940	728,492
2.87%, 01/14/33 (Call 01/14/32),
(3 mo. SOFR + 1.532%)(b)(c)	969	743,614
3.76%, 11/28/28 (Call 11/28/27),
(3 mo. LIBOR US + 1.372%)(a)(b)(c)	346	310,805
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	885	827,380
4.44%, 06/21/33 (Call 06/21/32)(b)(c)	600	520,960
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)(c)	630	589,409
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(a)(b)(c)	958	903,889
5.11%, 08/09/26 (Call 08/09/25)(a)(b)(c)	720	713,995
5.49%, 11/09/33 (Call 11/09/32)(a)(b)(c)	805	765,442
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	926	886,877
3.40%, 08/17/27	520	480,065
5.40%, 11/21/25	645	647,998
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(c)	2,409	2,234,137
0.96%, 10/11/25 (Call 10/11/24)(c)	1,105	1,014,086
1.41%, 07/17/25(a)	1,685	1,526,710
1.54%, 07/20/27 (Call 07/20/26)(c)	2,045	1,778,616
1.64%, 10/13/27 (Call 10/13/26)(c)	1,320	1,140,897
2.05%, 07/17/30	1,155	913,281
2.19%, 02/25/25	2,191	2,057,661
2.31%, 07/20/32 (Call 07/20/31)(c)	2,055	1,602,168
2.34%, 01/19/28 (Call 01/19/27)(c)	1,370	1,209,656
2.49%, 10/13/32 (Call 10/13/31)(c)	788	623,189
2.56%, 02/25/30	1,104	913,029
2.76%, 09/13/26	1,070	980,636
2.80%, 07/18/24	1,285	1,233,921
2.85%, 01/19/33 (Call 01/19/32)(c)	1,055	855,529
3.20%, 07/18/29	1,811	1,593,979
3.29%, 07/25/27	606	560,341
3.41%, 03/07/24	1,580	1,547,267
3.68%, 02/22/27	979	922,421
3.74%, 03/07/29	1,511	1,395,313

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.75%, 07/18/39	$1,018	$831,924
3.78%, 03/02/25	537	523,490
3.84%, 04/17/26 (Call 04/17/25)(c)	665	639,730
3.85%, 03/01/26	1,770	1,700,124
3.96%, 03/02/28	788	742,877
4.05%, 09/11/28	1,087	1,023,793
4.08%, 04/19/28 (Call 04/19/27)(c)	750	708,809
4.15%, 03/07/39(a)	343	295,933
4.29%, 07/26/38(a)	556	487,730
4.32%, 04/19/33 (Call 04/19/32)(a)(c)	660	603,984
4.79%, 07/18/25 (Call 07/18/24)(c)	1,482	1,466,543
5.02%, 07/20/28 (Call 07/20/27)(c)	1,990	1,950,742
5.06%, 09/12/25 (Call 09/12/24)(c)	1,650	1,640,027
5.13%, 07/20/33 (Call 07/20/32)(c)	1,735	1,686,863
5.35%, 09/13/28 (Call 09/13/27)(c)	825	820,919
5.47%, 09/13/33 (Call 09/13/32)(c)	770	767,226
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	460	446,045
3.75%, 04/16/24(a)(b)	200	195,986
Mizuho Financial Group Cayman 3 Ltd., 4.60%,
03/27/24(a)(b)	1,075	1,056,209
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(c)	1,572	1,359,849
1.55%, 07/09/27 (Call 07/09/26)(c)	1,213	1,056,293
1.98%, 09/08/31 (Call 09/08/30),
(1 day SOFR + 1.532%)(c)	755	578,053
2.17%, 05/22/32 (Call 05/22/31)(c)	663	505,212
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(c)	922	721,370
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(c)	1,095	1,006,920
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	501	385,497
2.56%, 09/13/25 (Call 09/13/24),
(1 day SOFR + 1.362%)(c)	1,299	1,226,877
2.56%, 09/13/31	950	727,241
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	565	456,712
2.65%, 05/22/26 (Call 05/22/25)(a)(c)	905	838,519
2.84%, 07/16/25 (Call 07/16/24),
(1 day SOFR + 1.242%)(c)	1,223	1,164,122
2.84%, 09/13/26	684	621,219
2.87%, 09/13/30 (Call 09/13/29),
(1 day SOFR + 1.572%)(c)	790	663,587
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	869	746,660
3.17%, 09/11/27(a)	1,055	953,000
3.26%, 05/22/30 (Call 05/22/29)(a)(c)	845	732,154
3.48%, 04/12/26(a)(b)	1,760	1,655,069
3.66%, 02/28/27(a)	685	635,912
4.02%, 03/05/28(a)	560	521,023
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(c)	925	853,063
4.35%, 10/20/25(a)(b)	200	193,004
5.41%, 09/13/28 (Call 09/13/27)(a)(c)	1,070	1,070,790
5.67%, 09/13/33 (Call 09/13/32)(c)	1,100	1,103,821
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(1 day SOFR + 0.509%)(c)	2,410	2,266,647
0.79%, 05/30/25 (Call 05/30/24),
(1 day SOFR + 0.525%)(c)	2,007	1,859,655

	Par
Security	(000)	Value

Banks (continued)
0.99%, 12/10/26 (Call 12/10/25),
(1 day SOFR + 0.720%)(c)	$2,375	$2,082,917
1.16%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.560%)(c)	2,390	2,186,209
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(c)	2,415	2,101,334
1.59%, 05/04/27 (Call 05/04/26),
(1 day SOFR + 0.879%)(c)	2,855	2,515,202
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(c)	2,799	2,130,150
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(c)	2,289	1,756,471
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(c)	1,564	1,454,818
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(c)	3,540	2,760,700
2.48%, 01/21/28 (Call 01/21/27),
(1 day SOFR + 1.000%)(c)	1,515	1,346,029
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(c)	3,610	2,683,806
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(c)	2,390	1,900,577
2.63%, 02/18/26 (Call 02/18/25),
(1 day SOFR + 0.940%)(c)	1,825	1,716,834
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(c)	2,626	2,200,501
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(c)	1,088	1,037,939
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(c)	1,928	1,244,104
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(c)	2,235	1,830,241
3.13%, 07/27/26	2,579	2,419,050
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(a)(c)	2,094	1,576,829
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	2,142	1,977,117
3.62%, 04/17/25 (Call 04/17/24),
(1 day SOFR + 1.160%)(c)	3,570	3,479,464
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(c)	2,830	2,521,977
3.63%, 01/20/27	3,201	3,041,683
3.70%, 10/23/24	2,614	2,556,558
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	2,554	2,351,831
3.88%, 01/27/26	2,457	2,380,656
3.95%, 04/23/27(a)	1,465	1,411,858
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(c)	2,223	1,892,620
4.00%, 07/23/25	2,088	2,045,210
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(c)	1,945	1,852,808
4.30%, 01/27/45	2,398	2,065,202
4.35%, 09/08/26	2,093	2,037,751
4.38%, 01/22/47	2,176	1,889,351
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	2,060	1,948,252
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(c)	967	860,045
4.68%, 07/17/26 (Call 07/17/25)(c)	3,810	3,766,654

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.89%, 07/20/33 (Call 07/20/32)(c)	$1,720	$1,640,705
5.00%, 11/24/25	1,545	1,548,609
5.30%, 04/20/37 (Call 04/20/32)(c)	2,000	1,861,558
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(a)(c)	2,285	2,346,745
6.14%, 10/16/26	70	71,635
6.25%, 08/09/26(a)	915	959,390
6.30%, 10/18/28 (Call 10/18/27)(c)	2,190	2,268,435
6.34%, 10/18/33	2,995	3,184,872
6.38%, 07/24/42	1,728	1,913,712
7.25%, 04/01/32	1,113	1,272,561
Series F, 3.88%, 04/29/24	1,759	1,730,697
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.745%)(c)	1,519	1,386,223
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	457,743
4.70%, 03/10/44(a)(b)	300	273,760
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,445	1,344,751
1.89%, 01/12/27(b)	895	799,480
2.33%, 08/21/30(b)	2,090	1,588,879
2.65%, 01/14/41(b)	590	361,860
2.99%, 05/21/31(b)	867	678,958
3.35%, 01/12/37 (Call 01/12/32)(a)(b)(c)	1,567	1,186,015
3.50%, 01/10/27(b)	915	871,635
3.91%, 06/09/27	75	72,481
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	1,621	1,360,971
National Australia Bank Ltd./New York
2.50%, 07/12/26	808	748,321
3.38%, 01/14/26	822	788,743
3.50%, 06/09/25(a)	335	325,601
National Bank of Canada
0.75%, 08/06/24	520	482,957
3.75%, 06/09/25 (Call 06/09/24)(c)	995	968,553
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	701	670,723
0.75%, 12/07/25 (Call 11/07/25)(b)	460	407,954
1.50%, 04/23/25 (Call 03/23/25)(b)	1,602	1,483,018
5.05%, 11/21/24(b)	600	600,975
5.10%, 11/21/27 (Call 10/21/27)(b)	500	506,373
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,370	1,172,903
3.03%, 11/28/35 (Call 08/28/30)(c)	1,070	785,871
3.07%, 05/22/28 (Call 05/22/27)(c)	577	510,810
3.75%, 11/01/29 (Call 11/01/24)(c)	935	864,303
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(c)	1,550	1,508,201
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	1,175	1,057,750
4.80%, 04/05/26	1,028	1,001,900
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(c)	1,403	1,320,895
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)(c)	1,531	1,432,866
5.52%, 09/30/28 (Call 09/30/27)(c)	445	437,157
7.47%, 11/10/26 (Call 11/10/25)(c)	1,600	1,667,206
NatWest Markets PLC
0.80%, 08/12/24(b)	1,165	1,075,012
1.60%, 09/29/26(b)	1,420	1,229,557
3.48%, 03/22/25(a)(b)	915	876,584

	Par
Security	(000)	Value

Banks (continued)
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	$215	$186,513
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	429	389,086
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	175	149,256
NongHyup Bank
0.88%, 07/28/24(b)	100	92,964
1.25%, 07/28/26(b)	75	65,215
Nordea Bank Abp
0.63%, 05/24/24(b)	761	711,611
0.75%, 08/28/25(b)	902	805,060
1.50%, 09/30/26(a)(b)	1,660	1,435,538
3.60%, 06/06/25(b)	1,430	1,385,431
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,377	1,274,267
4.75%, 09/22/25(b)	530	527,493
5.38%, 09/22/27(b)	525	527,025
Norinchukin Bank (The)
1.28%, 09/22/26(b)	625	544,627
2.08%, 09/22/31(b)	745	575,941
4.87%, 09/14/27(b)	820	816,860
5.07%, 09/14/32(b)	830	820,721
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	821	681,181
3.15%, 05/03/29 (Call 02/03/29)	634	583,742
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	652	592,650
3.65%, 08/03/28 (Call 05/03/28)	414	395,706
3.95%, 10/30/25	985	968,414
4.00%, 05/10/27 (Call 04/10/27)(a)	802	785,340
6.13%, 11/02/32(a)	740	779,813
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(c)	1,020	910,942
4.25%, 06/19/24(b)	847	834,795
PNC Bank NA
2.70%, 10/22/29	1,160	977,749
2.95%, 02/23/25 (Call 01/24/25)	977	938,944
3.10%, 10/25/27 (Call 09/25/27)	836	785,057
3.25%, 06/01/25 (Call 05/02/25)	1,482	1,432,093
3.25%, 01/22/28 (Call 12/23/27)(a)	750	699,217
3.30%, 10/30/24 (Call 09/30/24)(a)	497	483,081
3.88%, 04/10/25 (Call 03/10/25)	1,010	982,390
4.05%, 07/26/28	1,270	1,195,040
4.20%, 11/01/25 (Call 10/02/25)	710	696,023
2.50%, 08/27/24 (Call 07/27/24)	480	460,911
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	635	557,428
2.20%, 11/01/24 (Call 10/02/24)	928	883,259
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(a)(c)	855	692,301
2.55%, 01/22/30 (Call 10/24/29)	1,484	1,259,200
2.60%, 07/23/26 (Call 05/23/26)	1,295	1,202,468
3.15%, 05/19/27 (Call 04/19/27)(a)	704	652,337
3.45%, 04/23/29 (Call 01/23/29)	1,390	1,279,710
3.50%, 01/23/24 (Call 12/23/23)(a)	767	755,195
3.90%, 04/29/24 (Call 03/29/24)	822	811,105
4.63%, 06/06/33 (Call 06/06/32)(a)(c)	214	198,539
5.35%, 12/02/28	675	680,006
6.04%, 10/28/33	300	315,138
Regions Bank/Birmingham AL, 6.45%, 06/26/37	735	765,072
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)(a)	578	491,829
2.25%, 05/18/25 (Call 04/18/25)	480	449,247

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.38%, 12/10/37(a)	$799	$901,867
Royal Bank of Canada
0.43%, 01/19/24(a)	479	455,384
0.65%, 07/29/24	1,207	1,125,055
0.75%, 10/07/24	1,380	1,279,140
0.88%, 01/20/26	1,371	1,218,285
1.15%, 06/10/25	1,277	1,169,737
1.15%, 07/14/26	1,467	1,288,940
1.20%, 04/27/26	1,427	1,270,978
1.40%, 11/02/26	1,000	880,037
1.60%, 01/21/25	1,437	1,342,126
2.05%, 01/21/27	410	365,605
2.25%, 11/01/24	1,659	1,579,741
2.30%, 11/03/31	1,675	1,349,748
2.55%, 07/16/24	1,465	1,409,577
3.38%, 04/14/25	810	784,228
3.63%, 05/04/27	511	485,021
3.88%, 05/04/32	948	869,569
3.97%, 07/26/24	655	644,479
4.24%, 08/03/27	842	815,919
4.65%, 01/27/26	1,771	1,753,645
5.66%, 10/25/24	340	344,203
6.00%, 11/01/27	690	717,918
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(c)	735	637,838
3.24%, 10/05/26 (Call 08/05/26)	958	880,324
3.45%, 06/02/25 (Call 05/02/25)	958	911,288
3.50%, 06/07/24 (Call 05/07/24)	945	916,941
4.26%, 06/09/25 (Call 06/09/24)(c)	570	551,696
4.40%, 07/13/27 (Call 04/14/27)	1,331	1,277,592
4.50%, 07/17/25 (Call 04/17/25)	888	869,873
5.81%, 09/09/26 (Call 09/09/25)(c)	660	657,136
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(1 day SOFR + 0.787%)(c)	1,305	1,210,845
1.53%, 08/21/26 (Call 08/21/25)(c)	737	647,316
1.67%, 06/14/27 (Call 06/14/26),
(1 day SOFR + 0.989%)(c)	1,060	899,033
2.47%, 01/11/28 (Call 01/11/27),
(1 day SOFR + 1.220%)(c)	1,145	974,732
2.90%, 03/15/32 (Call 03/15/31),
(1 day SOFR + 1.475%)(c)	805	617,956
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(a)(c)	955	843,093
4.75%, 09/15/25(b)	890	846,372
5.63%, 09/15/45(b)	340	272,567
Santander UK PLC
2.88%, 06/18/24(a)	215	207,475
4.00%, 03/13/24	830	817,528
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	180,594
4.00%, 04/23/29(b)	407	361,681
4.38%, 04/13/32(a)(b)	590	524,734
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	178,308
2.88%, (Call 05/12/26)(b)(c)(d)	366	307,440
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(c)	460	420,620

	Par
Security	(000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	$181	$166,569
0.85%, 09/02/25(a)(b)	775	688,386
1.20%, 09/09/26(a)(b)	135	117,170
3.70%, 06/09/25(b)	1,265	1,223,940
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	1,820	1,573,887
1.79%, 06/09/27 (Call 06/09/26)(b)(c)	1,139	969,096
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	1,425	1,304,862
2.63%, 10/16/24(b)	1,065	1,003,211
2.63%, 01/22/25(b)	1,548	1,445,765
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	1,280	1,110,379
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	1,485	1,142,262
3.00%, 01/22/30(b)	1,208	967,959
3.34%, 01/21/33 (Call 01/21/32)(a)(b)(c)	735	575,274
3.63%, 03/01/41(b)	525	337,294
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	676	527,016
3.88%, 03/28/24(b)	1,070	1,045,084
4.00%, 01/12/27(a)(b)	795	733,052
4.03%, 01/21/43 (Call 01/21/42)(b)(c)	795	539,289
4.25%, 04/14/25(a)(b)	1,290	1,232,452
4.25%, 08/19/26(b)	1,117	1,033,565
4.35%, 06/13/25(a)(b)	310	303,280
4.68%, 06/15/27(a)(b)	495	482,857
4.75%, 11/24/25(a)(b)	620	590,543
4.75%, 09/14/28(b)	675	636,048
5.00%, 01/17/24(a)(b)	808	796,567
5.63%, 11/24/45(a)(b)	370	308,427
6.22%, 06/15/33 (Call 06/15/32)(b)(c)	1,532	1,424,762
Standard Chartered Bank, 8.00%, 05/30/31(b)	35	36,019
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,766	1,649,794
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	449	420,847
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	975	832,471
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	1,247	1,135,147
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	1,260	1,081,730
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	1,055	777,285
2.89%, 01/30/26 (Call 01/30/25)(b)(c)	1,913	1,769,398
3.20%, 04/17/25(a)(b)	945	898,514
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	1,906	1,385,055
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	730	544,537
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	1,383	1,325,018
3.97%, 03/30/26 (Call 03/30/25)(b)(c)	1,265	1,197,837
4.05%, 04/12/26(a)(b)	1,102	1,043,528
4.30%, 02/19/27(b)	325	298,675
4.31%, 05/21/30 (Call 05/21/29),
(3 mo. LIBOR US + 1.910%)(b)(c)	760	666,730
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	1,865	1,665,202
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	780	690,073
5.20%, 01/26/24(a)(b)	495	489,525
5.30%, 01/09/43(a)(b)	625	514,486
5.70%, 03/26/44(a)(b)	1,526	1,360,183
7.77%, 11/16/28 (Call 11/16/27)(a)(b)	755	796,429
7.78%, 11/16/25 (Call 11/16/24)(b)(c)	1,210	1,248,086
State Bank of India/London
4.38%, 01/24/24(b)	685	675,239
4.88%, 04/17/24(a)(b)	365	362,091
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1 day SOFR + 0.560%)(c)	848	749,494

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.75%, 02/06/26 (Call 02/06/25),
(1 day SOFR + 0.441%)(a)(c)	$460	$428,200
2.20%, 02/07/28 (Call 02/07/27),
(1 day SOFR + 0.730%)(a)(c)	815	731,629
2.20%, 03/03/31	897	725,175
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(c)	919	871,302
2.40%, 01/24/30	437	371,370
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(c)	1,338	1,096,936
2.65%, 05/19/26	870	821,281
2.90%, 03/30/26 (Call 03/30/25),
(1 day SOFR + 2.600%)(c)	601	571,400
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)(c)	645	546,232
3.15%, 03/30/31 (Call 03/30/30),
(1 day SOFR + 2.650%)(c)	485	427,123
3.30%, 12/16/24	1,016	992,838
3.55%, 08/18/25	852	829,385
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(c)	901	890,200
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	794	756,604
4.16%, 08/04/33 (Call 08/04/32)(c)	505	469,817
4.42%, 05/13/33 (Call 05/13/32)(c)	340	325,221
5.75%, 11/04/26	240	245,111
5.82%, 11/04/28	380	393,058
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24(a)	400	387,780
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	275,404
0.95%, 01/12/26	1,263	1,113,885
1.40%, 09/17/26	1,200	1,043,446
1.47%, 07/08/25	2,005	1,827,890
1.71%, 01/12/31	570	430,338
1.90%, 09/17/28	1,930	1,599,988
2.13%, 07/08/30	1,240	983,411
2.14%, 09/23/30	734	566,694
2.17%, 01/14/27	410	364,037
2.22%, 09/17/31	920	719,099
2.30%, 01/12/41	410	261,377
2.35%, 01/15/25	1,335	1,260,504
2.45%, 09/27/24(a)	1,461	1,389,126
2.47%, 01/14/29	1,047	892,861
2.63%, 07/14/26	1,246	1,146,660
2.70%, 07/16/24	1,695	1,623,729
2.72%, 09/27/29	665	562,470
2.75%, 01/15/30	1,265	1,064,543
2.93%, 09/17/41	405	273,591
3.01%, 10/19/26	652	603,970
3.04%, 07/16/29	2,647	2,303,580
3.05%, 01/14/42(a)	375	265,595
3.20%, 09/17/29	671	576,816
3.35%, 10/18/27(a)	440	405,889
3.36%, 07/12/27	573	531,439
3.45%, 01/11/27(a)	1,624	1,519,457
3.54%, 01/17/28(a)	746	690,819
3.78%, 03/09/26	1,475	1,421,870
3.94%, 07/19/28	794	739,824
4.31%, 10/16/28	944	906,377
4.44%, 04/02/24(b)	845	829,717

	Par
Security	(000)	Value

Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	$945	$873,641
0.85%, 03/25/24(b)	663	625,262
1.05%, 09/12/25(b)	1,427	1,278,346
1.35%, 09/16/26(b)	1,450	1,265,348
1.55%, 03/25/26(b)	715	637,011
2.55%, 03/10/25(a)(b)	675	636,953
2.80%, 03/10/27(b)	890	815,587
4.80%, 09/15/25(a)(b)	390	386,224
4.95%, 09/15/27(b)	940	933,774
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	401	389,826
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	455	395,238
1.80%, 02/02/31 (Call 11/02/30)(a)	652	469,208
2.10%, 05/15/28 (Call 03/15/28)	485	398,053
3.13%, 06/05/30 (Call 03/05/30)(a)	490	400,882
3.50%, 01/29/25(a)	567	545,616
4.35%, 04/29/28 (Call 04/29/27)(a)(c)	425	400,713
4.57%, 04/29/33 (Call 04/29/32)(a)(c)	855	760,542
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	862	805,688
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	645	564,966
3.65%, 06/10/25(b)	1,440	1,394,737
3.95%, 06/10/27(a)(b)	995	958,482
Swedbank AB
0.85%, 03/18/24(a)(b)	715	676,027
1.54%, 11/16/26(b)	1,240	1,084,146
3.36%, 04/04/25(a)(b)	1,015	970,579
5.34%, 09/20/27(b)	790	783,012
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)(a)	870	852,152
5.63%, 08/23/27 (Call 07/23/27)	1,035	1,001,983
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	785	774,413
Toronto-Dominion Bank (The)
0.55%, 03/04/24	729	690,399
0.70%, 09/10/24	825	765,556
0.75%, 09/11/25	1,151	1,028,107
0.75%, 01/06/26	835	736,960
1.15%, 06/12/25	660	600,732
1.20%, 06/03/26	1,245	1,099,761
1.25%, 12/13/24	900	836,116
1.25%, 09/10/26	1,465	1,287,668
1.45%, 01/10/25	1,000	930,569
1.95%, 01/12/27	1,255	1,121,240
2.00%, 09/10/31	793	624,307
2.35%, 03/08/24	770	745,171
2.45%, 01/12/32	1,355	1,100,301
2.65%, 06/12/24	1,665	1,610,210
2.80%, 03/10/27	1,410	1,294,510
3.20%, 03/10/32	981	847,766
3.25%, 03/11/24	943	923,608
3.63%, 09/15/31 (Call 09/15/26)(c)	1,927	1,772,837
3.77%, 06/06/25	1,725	1,678,249
4.11%, 06/08/27	1,110	1,071,862
4.29%, 09/13/24	890	878,588
4.46%, 06/08/32	710	679,159
4.69%, 09/15/27	1,620	1,603,211
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,965	1,820,487
2.15%, 12/06/24 (Call 11/05/24)	932	886,170

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.25%, 03/11/30 (Call 12/11/29)	$1,563	$1,270,336
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	785	732,078
3.20%, 04/01/24 (Call 03/01/24)	882	861,791
3.30%, 05/15/26 (Call 04/15/26)	887	831,538
3.63%, 09/16/25 (Call 08/16/25)	1,833	1,758,183
3.80%, 10/30/26 (Call 09/30/26)	800	757,582
4.05%, 11/03/25 (Call 09/03/25)	525	515,621
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	780	658,651
1.20%, 08/05/25 (Call 07/03/25)	617	559,875
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(c)	1,583	1,404,110
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(c)	911	768,314
1.95%, 06/05/30 (Call 03/05/30)	480	386,239
2.50%, 08/01/24 (Call 07/01/24)	704	676,517
2.85%, 10/26/24 (Call 09/26/24)	949	913,800
3.70%, 06/05/25 (Call 05/05/25)	765	743,945
3.75%, 12/06/23 (Call 11/06/23)	681	674,115
3.88%, 03/19/29 (Call 02/16/29)	816	749,565
4.00%, 05/01/25 (Call 03/01/25)	987	968,885
4.12%, 06/06/28 (Call 06/06/27)(a)(c)	1,155	1,102,585
4.26%, 07/28/26 (Call 07/28/25)(c)	692	679,390
4.92%, 07/28/33 (Call 07/28/32)(a)(c)	1,255	1,180,200
5.90%, 10/28/26 (Call 10/28/25)(c)	600	609,122
6.12%, 10/28/33(a)	500	526,842
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,039	809,815
1.45%, 05/12/25 (Call 04/11/25)	1,469	1,363,753
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(c)	1,535	1,372,893
2.40%, 07/30/24 (Call 06/28/24)	1,316	1,270,059
2.49%, 11/03/36 (Call 11/03/31)(c)	1,245	963,531
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(c)	1,457	1,210,391
3.00%, 07/30/29 (Call 04/30/29)	1,084	962,293
3.10%, 04/27/26 (Call 03/27/26)(a)	1,306	1,239,989
3.38%, 02/05/24 (Call 01/05/24)	844	830,538
3.60%, 09/11/24 (Call 08/11/24)(a)	977	960,954
3.70%, 01/30/24 (Call 12/29/23)	572	565,362
3.90%, 04/26/28 (Call 03/24/28)(a)	968	928,101
3.95%, 11/17/25 (Call 10/17/25)	992	972,982
4.55%, 07/22/28 (Call 07/22/27)(c)	2,200	2,149,993
4.97%, 07/22/33 (Call 07/22/32)(c)	1,535	1,469,091
5.73%, 10/21/26(a)	410	418,892
5.85%, 10/21/33	1,390	1,449,358
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,029	951,823
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,816	1,717,908
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	1,355	1,282,413
2.80%, 01/27/25 (Call 12/27/24)(a)	961	925,479
UBS AG/London
0.45%, 02/09/24(b)	872	823,330
0.70%, 08/09/24(b)	945	878,440
1.25%, 06/01/26(a)(b)	1,340	1,174,216
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	1,132	1,047,828
4.50%, 06/26/48(a)(b)	990	842,953
UBS AG/Stamford CT, 7.50%, 07/15/25	530	547,614
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)(c)	1,570	1,364,821

	Par
Security	(000)	Value

Banks (continued)
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	$1,895	$1,628,345
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	1,737	1,315,116
2.75%, 02/11/33 (Call 02/11/32)(a)(b)(c)	1,895	1,478,447
3.13%, 08/13/30 (Call 08/13/29),
(3 mo. LIBOR US + 1.468%)(b)(c)	1,695	1,442,454
3.18%, 02/11/43 (Call 02/11/42)(a)(b)(c)	1,110	754,342
4.13%, 09/24/25(b)	1,619	1,570,564
4.13%, 04/15/26(b)	1,650	1,586,605
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,600	1,492,791
4.49%, 08/05/25 (Call 08/05/24)(b)(c)	532	521,063
4.49%, 05/12/26 (Call 05/12/25)(b)(c)	870	847,748
4.70%, 08/05/27 (Call 08/05/26)(b)(c)	830	802,829
4.75%, 05/12/28 (Call 05/12/27)(a)(b)(c)	1,435	1,378,227
4.99%, 08/05/33 (Call 08/05/32)(b)(c)	925	861,795
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	1,086	920,192
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	1,049	923,059
3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	1,427	1,084,663
United Overseas Bank Ltd.
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	623	605,349
3.86%, 10/07/32 (Call 10/07/27)(a)(b)(c)	1,000	927,865
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (1 day SOFR + 2.360%)(c)	35	31,030
Wachovia Corp.
5.50%, 08/01/35(a)	935	921,097
6.61%, 10/01/25(a)	185	192,297
7.50%, 04/15/35	731	837,549
7.57%, 08/01/26(e)	580	628,921
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	160	144,820
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1 day SOFR + 0.510%)(c)	1,410	1,314,162
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(c)	2,073	1,932,687
2.19%, 04/30/26 (Call 04/30/25),
(1 day SOFR + 2.000%)(c)	2,995	2,789,527
2.39%, 06/02/28 (Call 06/02/27),
(1 day SOFR + 2.100%)(c)	2,670	2,361,035
2.41%, 10/30/25 (Call 10/30/24),
(1 day SOFR + 1.087%)(c)	2,004	1,888,606
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(c)	3,484	2,915,027
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(c)	3,320	2,855,104
3.00%, 02/19/25	2,122	2,042,589
3.00%, 04/22/26	2,530	2,375,992
3.00%, 10/23/26	3,317	3,097,770
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(c)	3,494	2,593,755
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	2,310	2,150,287
3.30%, 09/09/24	1,828	1,780,051
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(c)	4,005	3,425,976
3.53%, 03/24/28 (Call 03/24/27),
(1 day SOFR + 1.510%)(c)	3,395	3,153,602
3.55%, 09/29/25	1,759	1,704,277
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	2,665	2,472,844

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.75%, 01/24/24 (Call 12/22/23)(a)	$1,663	$1,640,012
3.90%, 05/01/45	1,832	1,478,484
3.91%, 04/25/26 (Call 04/25/25),
(1 day SOFR + 1.320%)(a)(c)	4,360	4,224,478
4.10%, 06/03/26	1,861	1,809,782
4.15%, 01/24/29 (Call 10/24/28)	1,967	1,855,180
4.30%, 07/22/27	2,318	2,238,685
4.40%, 06/14/46	1,771	1,441,976
4.48%, 01/16/24(a)	772	768,393
4.48%, 04/04/31 (Call 04/04/30),
(1 day SOFR + 4.032%)(c)	2,060	1,947,047
4.54%, 08/15/26 (Call 08/15/25)(c)	892	873,923
4.61%, 04/25/53 (Call 04/25/52)(a)(c)	2,975	2,642,993
4.65%, 11/04/44	1,608	1,393,555
4.75%, 12/07/46	1,975	1,696,870
4.81%, 07/25/28 (Call 07/25/27)(c)	3,300	3,223,017
4.90%, 07/25/33 (Call 07/25/32)(c)	4,170	4,018,060
4.90%, 11/17/45	1,780	1,571,032
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(c)	5,202	4,886,264
5.38%, 02/07/35(a)	540	528,480
5.38%, 11/02/43	1,844	1,755,537
5.61%, 01/15/44	2,206	2,158,827
5.95%, 12/01/86	341	324,051
Series B, 7.95%, 11/15/29	250	278,945
Wells Fargo Bank NA
5.85%, 02/01/37(a)	1,290	1,317,047
5.95%, 08/26/36(a)	680	697,270
6.60%, 01/15/38	1,305	1,440,972
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (1 day SOFR + 2.250%)(c)	837	714,726
Westpac Banking Corp.
1.02%, 11/18/24	605	561,991
1.15%, 06/03/26	847	751,158
1.95%, 11/20/28	1,212	1,033,762
2.15%, 06/03/31(a)	1,238	1,026,020
2.35%, 02/19/25	1,293	1,227,150
2.65%, 01/16/30	980	855,985
2.67%, 11/15/35 (Call 11/15/30)(c)	1,154	850,020
2.70%, 08/19/26	1,316	1,228,435
2.85%, 05/13/26	1,873	1,767,253
2.89%, 02/04/30 (Call 02/04/25)(c)	1,568	1,426,276
2.96%, 11/16/40	926	606,647
3.02%, 11/18/36 (Call 11/18/31)(c)	1,315	969,718
3.13%, 11/18/41	1,140	742,200
3.30%, 02/26/24(a)	1,133	1,115,793
3.35%, 03/08/27(a)	1,124	1,067,499
3.40%, 01/25/28(a)	784	741,044
3.74%, 08/26/25	152	148,477
4.04%, 08/26/27	235	228,955
4.11%, 07/24/34 (Call 07/24/29)(c)	1,429	1,219,150
4.32%, 11/23/31 (Call 11/23/26)(c)	1,303	1,189,687
4.42%, 07/24/39	628	509,642
5.35%, 10/18/24(a)	50	50,422
5.41%, 08/10/33 (Call 08/10/32)(c)	1,160	1,071,154
5.46%, 11/18/27	800	823,317
Wintrust Financial Corp., 4.85%, 06/06/29	322	294,182
Woori Bank
4.75%, 04/30/24(a)(b)	810	792,504
5.13%, 08/06/28(b)	300	281,253

	Par
Security	(000)	Value

Banks (continued)
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	$690	$568,886
		1,536,033,404
Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,115	2,052,343
4.70%, 02/01/36 (Call 08/01/35)	4,515	4,332,118
4.90%, 02/01/46 (Call 08/01/45)	8,395	7,853,382
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	659	565,500
4.63%, 02/01/44	735	670,491
4.70%, 02/01/36 (Call 08/01/35)	1,376	1,320,265
4.90%, 02/01/46 (Call 08/01/45)	1,323	1,237,644
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	2,027	1,871,958
3.75%, 07/15/42	971	806,039
4.00%, 04/13/28 (Call 01/13/28)	2,441	2,362,856
4.35%, 06/01/40 (Call 12/01/39)(a)	864	779,925
4.38%, 04/15/38 (Call 10/15/37)	1,300	1,190,245
4.44%, 10/06/48 (Call 04/06/48)	2,013	1,767,761
4.50%, 06/01/50 (Call 12/01/49)(a)	1,820	1,645,490
4.60%, 04/15/48 (Call 10/15/47)	2,141	1,945,128
4.60%, 06/01/60 (Call 12/01/59)	800	720,366
4.75%, 01/23/29 (Call 10/23/28)	3,041	3,039,138
4.75%, 04/15/58 (Call 10/15/57)	1,372	1,253,925
4.90%, 01/23/31 (Call 10/23/30)(a)	419	423,808
4.95%, 01/15/42	1,828	1,743,149
5.45%, 01/23/39 (Call 07/23/38)	2,644	2,703,151
5.55%, 01/23/49 (Call 07/23/48)(a)	4,124	4,222,262
5.80%, 01/23/59 (Call 07/23/58)	1,717	1,819,900
5.88%, 06/15/35(a)	215	227,241
6.63%, 08/15/33(a)	837	933,637
8.00%, 11/15/39	1,336	1,662,964
8.20%, 01/15/39	1,164	1,466,719
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	425	385,766
4.45%, 05/15/25 (Call 03/15/25)(b)	975	946,527
4.70%, 05/15/28 (Call 02/15/28)(b)	840	798,783
5.15%, 05/15/38 (Call 11/15/37)(b)	680	615,363
5.30%, 05/15/48 (Call 11/15/47)(b)	615	546,571
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	565	439,225
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	396	386,646
3.75%, 01/15/43 (Call 07/15/42)	290	227,329
4.00%, 04/15/38 (Call 10/15/37)	80	70,971
4.50%, 07/15/45 (Call 01/15/45)	734	682,607
Coca-Cola Co. (The)
1.00%, 03/15/28	980	830,265
1.38%, 03/15/31	1,796	1,419,893
1.45%, 06/01/27	1,193	1,060,892
1.50%, 03/05/28	605	525,244
1.65%, 06/01/30	1,585	1,305,002
1.75%, 09/06/24	1,243	1,192,221
2.00%, 03/05/31	329	274,233
2.13%, 09/06/29	1,329	1,154,199
2.25%, 01/05/32(a)	1,010	851,005
2.50%, 06/01/40(a)	1,208	895,254
2.50%, 03/15/51	840	560,882
2.60%, 06/01/50	1,291	887,272
2.75%, 06/01/60	902	612,780

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
2.88%, 05/05/41	$1,067	$831,214
2.90%, 05/25/27	557	526,370
3.00%, 03/05/51(a)	1,570	1,179,376
3.38%, 03/25/27	1,150	1,113,128
3.45%, 03/25/30	1,488	1,385,743
4.20%, 03/25/50	775	714,808
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	370	360,439
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	769	721,378
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(b)	497	432,091
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	790	608,853
2.75%, 01/22/30 (Call 10/22/29)(a)	1,125	981,697
5.25%, 11/26/43	455	441,209
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	1,015	812,177
2.88%, 05/01/30 (Call 02/01/30)	875	753,103
3.15%, 08/01/29 (Call 05/01/29)	1,093	968,868
3.50%, 05/09/27 (Call 02/09/27)	553	520,814
3.60%, 05/09/24	340	333,305
3.60%, 02/15/28 (Call 11/15/27)	580	541,982
3.70%, 12/06/26 (Call 09/06/26)	628	602,145
3.75%, 05/01/50 (Call 11/01/49)(a)	345	263,854
4.10%, 02/15/48 (Call 08/15/47)	536	436,747
4.35%, 05/09/27 (Call 04/09/27)(a)	405	395,803
4.40%, 11/15/25 (Call 09/15/25)	785	776,216
4.50%, 05/09/47 (Call 11/09/46)(a)	602	512,132
4.65%, 11/15/28 (Call 08/15/28)	917	896,479
4.75%, 11/15/24	646	642,270
4.75%, 12/01/25	300	300,191
4.75%, 05/09/32 (Call 02/09/32)(a)	475	459,252
5.25%, 11/15/48 (Call 05/15/48)	734	696,567
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	980	897,288
2.00%, 04/29/30 (Call 01/29/30)	485	401,591
2.13%, 10/24/24 (Call 09/24/24)	830	789,830
2.13%, 04/29/32 (Call 01/29/32)	720	578,343
2.38%, 10/24/29 (Call 07/24/29)	1,113	955,936
3.88%, 05/18/28 (Call 02/18/28)(a)	505	484,708
3.88%, 04/29/43 (Call 10/29/42)	425	354,070
5.20%, 10/24/25	728	738,048
5.30%, 10/24/27	600	618,115
5.50%, 01/24/33 (Call 10/24/32)	1,060	1,119,017
5.88%, 09/30/36	483	514,367
Diageo Investment Corp.
4.25%, 05/11/42	488	429,669
7.45%, 04/15/35(a)	190	227,114
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	2,132	1,524,380
4.38%, 05/10/43	815	681,144
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	1,057	1,000,295
4.00%, 10/01/42(a)(b)	706	557,076
4.35%, 03/29/47 (Call 09/29/46)(b)	505	417,683
JDE Peet’s NV
0.80%, 09/24/24 (Call 01/02/23)(b)	515	469,617
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	948	800,623
2.25%, 09/24/31 (Call 06/24/31)(b)	740	554,406

	Par
Security	(000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	$939	$888,867
2.25%, 03/15/31 (Call 12/15/30)	744	600,335
2.55%, 09/15/26 (Call 06/15/26)	430	394,332
3.13%, 12/15/23 (Call 10/15/23)(a)	398	389,959
3.20%, 05/01/30 (Call 02/01/30)	1,071	943,251
3.35%, 03/15/51 (Call 09/15/50)	524	365,079
3.40%, 11/15/25 (Call 08/15/25)	771	745,473
3.43%, 06/15/27 (Call 03/15/27)	522	490,387
3.80%, 05/01/50 (Call 11/01/49)	765	584,394
3.95%, 04/15/29 (Call 02/15/29)	610	573,880
4.05%, 04/15/32 (Call 01/15/32)(a)	690	634,410
4.42%, 05/25/25 (Call 03/25/25)(a)	486	485,962
4.42%, 12/15/46 (Call 06/15/46)(a)	585	489,895
4.50%, 11/15/45 (Call 05/15/45)(a)	654	557,974
4.50%, 04/15/52 (Call 10/15/51)	1,190	1,010,164
4.60%, 05/25/28 (Call 02/25/28)	125	124,154
5.09%, 05/25/48 (Call 11/25/47)	405	377,255
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,604	1,504,488
4.20%, 07/15/46 (Call 01/15/46)	1,916	1,540,373
5.00%, 05/01/42	1,537	1,383,837
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	817	654,282
1.63%, 05/01/30 (Call 02/01/30)	1,199	990,833
1.95%, 10/21/31 (Call 07/21/31)	595	488,455
2.25%, 03/19/25 (Call 02/19/25)	1,688	1,610,082
2.38%, 10/06/26 (Call 07/06/26)(a)	821	770,424
2.63%, 03/19/27 (Call 01/19/27)	625	582,268
2.63%, 07/29/29 (Call 04/29/29)	869	776,032
2.63%, 10/21/41 (Call 04/21/41)	1,130	855,588
2.75%, 04/30/25 (Call 01/30/25)	969	929,651
2.75%, 03/19/30 (Call 12/19/29)	1,409	1,252,413
2.75%, 10/21/51 (Call 04/21/51)	1,495	1,072,829
2.85%, 02/24/26 (Call 11/24/25)	926	889,301
2.88%, 10/15/49 (Call 04/15/49)	1,430	1,062,197
3.00%, 10/15/27 (Call 07/15/27)	1,422	1,343,281
3.38%, 07/29/49 (Call 01/29/49)	506	406,659
3.45%, 10/06/46 (Call 04/06/46)	1,237	1,019,544
3.50%, 07/17/25 (Call 04/17/25)	800	783,159
3.50%, 03/19/40 (Call 09/19/39)	165	139,699
3.60%, 03/01/24 (Call 12/01/23)	899	887,906
3.60%, 02/18/28 (Call 01/18/28)	780	755,134
3.60%, 08/13/42(a)	60	51,023
3.63%, 03/19/50 (Call 09/19/49)	847	718,838
3.88%, 03/19/60 (Call 09/19/59)	525	455,293
3.90%, 07/18/32 (Call 04/18/32)(a)	1,083	1,039,028
4.00%, 03/05/42	795	721,601
4.20%, 07/18/52 (Call 01/18/52)	435	405,876
4.25%, 10/22/44 (Call 04/22/44)	145	132,240
4.45%, 04/14/46 (Call 10/14/45)	170	162,229
4.60%, 07/17/45 (Call 01/17/45)	1,092	1,040,241
4.88%, 11/01/40(a)	200	204,193
7.00%, 03/01/29	480	544,534
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	800	666,192
1.63%, 04/01/31 (Call 01/01/30)(b)	945	728,682
2.75%, 10/01/50 (Call 04/01/50)(a)(b)	465	301,348
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	810	771,279

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.50%, 01/15/42(a)(b)	$840	$847,370
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	817	763,992
		141,516,031
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,290	1,097,365
1.90%, 02/21/25 (Call 01/21/25)	595	560,942
2.00%, 01/15/32 (Call 10/15/31)(a)	895	711,940
2.20%, 02/21/27 (Call 12/21/26)	1,788	1,624,908
2.30%, 02/25/31 (Call 11/25/30)	969	804,874
2.45%, 02/21/30 (Call 11/21/29)	1,398	1,193,317
2.60%, 08/19/26 (Call 05/19/26)	1,297	1,210,423
2.77%, 09/01/53 (Call 03/01/53)(a)	716	444,172
2.80%, 08/15/41 (Call 02/15/41)	1,175	842,447
3.00%, 02/22/29 (Call 12/22/28)	490	443,201
3.00%, 01/15/52 (Call 07/15/51)	925	614,641
3.13%, 05/01/25 (Call 02/01/25)(a)	1,258	1,216,130
3.15%, 02/21/40 (Call 08/21/39)	2,180	1,676,105
3.20%, 11/02/27 (Call 08/02/27)(a)	1,155	1,087,407
3.35%, 02/22/32 (Call 11/22/31)	1,055	940,140
3.38%, 02/21/50 (Call 08/21/49)	2,189	1,595,627
3.63%, 05/22/24 (Call 02/22/24)	1,443	1,419,946
4.05%, 08/18/29 (Call 06/18/29)	1,280	1,219,447
4.20%, 03/01/33 (Call 12/01/32)	1,045	986,844
4.20%, 02/22/52 (Call 08/22/51)	1,205	986,548
4.40%, 05/01/45 (Call 11/01/44)	2,437	2,106,201
4.40%, 02/22/62 (Call 08/22/61)	1,360	1,113,798
4.56%, 06/15/48 (Call 12/15/47)	1,405	1,243,052
4.66%, 06/15/51 (Call 12/15/50)	3,169	2,859,964
4.88%, 03/01/53 (Call 09/01/52)	555	506,217
4.95%, 10/01/41	1,106	1,030,062
5.15%, 11/15/41 (Call 05/15/41)	935	895,449
5.65%, 06/15/42 (Call 12/15/41)(a)	105	106,111
5.75%, 03/15/40	380	381,926
6.38%, 06/01/37	914	1,003,197
6.40%, 02/01/39	310	334,357
6.90%, 06/01/38	75	83,558
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,297	1,275,029
5.25%, 06/23/45 (Call 12/23/44)	526	500,209
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,758	1,450,274
3.15%, 05/01/50 (Call 11/01/49)	1,996	1,370,675
3.25%, 02/15/51 (Call 08/15/50)	686	476,206
4.05%, 09/15/25 (Call 06/15/25)	1,968	1,918,391
5.20%, 09/15/45 (Call 03/15/45)(a)	881	830,849
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)(a)	188	173,099
3.70%, 03/15/32 (Call 12/15/31)(a)	610	529,039
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	462	444,743
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	590	562,259
4.25%, 04/27/32 (Call 01/27/32)(b)	840	797,727
4.63%, 04/27/42 (Call 10/27/41)(b)	225	203,794
4.75%, 04/27/52 (Call 10/27/51)(b)	1,325	1,204,087
4.95%, 04/27/62 (Call 10/27/61)(b)	205	186,557
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	767	652,484
1.65%, 10/01/30 (Call 07/01/30)(a)	1,123	902,190
2.60%, 10/01/40 (Call 04/01/40)	1,308	934,847
Security	Par (000)	Value

Biotechnology (continued)
2.80%, 10/01/50 (Call 04/01/50)	$2,272	$1,502,559
2.95%, 03/01/27 (Call 12/01/26)(a)	1,120	1,045,924
3.50%, 02/01/25 (Call 11/01/24)	1,013	989,208
3.65%, 03/01/26 (Call 12/01/25)	2,213	2,142,400
3.70%, 04/01/24 (Call 01/01/24)(a)	1,783	1,754,080
4.00%, 09/01/36 (Call 03/01/36)(a)	1,175	1,046,850
4.15%, 03/01/47 (Call 09/01/46)	1,876	1,582,066
4.50%, 02/01/45 (Call 08/01/44)(a)	1,648	1,492,082
4.60%, 09/01/35 (Call 03/01/35)	814	787,111
4.75%, 03/01/46 (Call 09/01/45)	1,783	1,639,990
4.80%, 04/01/44 (Call 10/01/43)	1,269	1,192,454
5.65%, 12/01/41 (Call 06/01/41)	1,063	1,099,539
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	1,039	822,137
5.75%, 12/13/27	1,000	1,006,939
5.80%, 12/12/25	1,000	1,005,369
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,444	1,134,524
2.80%, 09/15/50 (Call 03/15/50)	557	353,181
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	766	686,597
1.75%, 09/02/27 (Call 07/02/27)	929	787,338
2.15%, 09/02/31 (Call 06/02/31)	495	381,607
2.20%, 09/02/30 (Call 06/02/30)	1,318	1,044,409
3.30%, 09/02/40 (Call 03/02/40)	1,597	1,150,135
3.35%, 09/02/51 (Call 03/02/51)	470	302,751
3.55%, 09/02/50 (Call 03/02/50)	1,031	689,870
		72,391,895
Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	419	395,243
2.49%, 02/15/27 (Call 12/15/26)	129	117,143
2.70%, 02/15/31 (Call 11/15/30)	793	662,785
2.72%, 02/15/30 (Call 11/15/29)	1,926	1,643,293
3.38%, 04/05/40 (Call 10/05/39)	1,620	1,260,928
3.58%, 04/05/50 (Call 10/05/49)	1,801	1,321,112
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	548	511,899
3.95%, 04/04/28 (Call 01/04/28)(b)	982	924,947
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	925	777,018
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(a)(b)	1,195	1,155,716
5.13%, 05/18/45 (Call 11/18/44)(b)	870	788,863
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	755	586,898
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	877	756,773
4.00%, 06/15/25 (Call 03/15/25)	1,215	1,177,715
4.00%, 03/25/32 (Call 12/25/31)(a)	465	404,499
4.50%, 03/25/52 (Call 09/25/51)	480	355,690
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	200	165,500
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)(b)	270	270,526
6.88%, 09/29/39(b)	320	336,664
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	1,125	1,058,220
4.75%, 09/22/46 (Call 03/22/46)(b)	435	362,738
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	487	477,591
3.90%, 02/14/26 (Call 11/14/25)	550	537,203
4.50%, 02/15/47 (Call 08/15/46)	788	655,247

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.63%, 07/02/44 (Call 01/02/44)	$539	$470,610
4.95%, 07/02/64 (Call 01/02/64)(e)	266	221,017
5.13%, 09/14/45 (Call 03/14/45)	74	67,587
6.00%, 01/15/36	523	545,484
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	536	430,747
2.00%, 09/16/31 (Call 06/16/31)	600	473,898
4.90%, 12/01/32 (Call 09/01/32)(a)	20	19,738
Lafarge SA, 7.13%, 07/15/36	438	472,734
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	784	710,411
1.70%, 08/01/27 (Call 06/01/27)	605	517,990
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,141	926,873
3.20%, 07/15/51 (Call 01/15/51)	980	677,939
3.45%, 06/01/27 (Call 03/01/27)(a)	210	195,150
3.50%, 12/15/27 (Call 09/15/27)(a)	456	425,341
4.25%, 07/02/24 (Call 04/02/24)(a)	255	251,190
4.25%, 12/15/47 (Call 06/15/47)	390	319,499
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	613	511,692
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	644	535,532
2.00%, 10/01/30 (Call 07/01/30)	598	469,101
2.00%, 02/15/31 (Call 11/15/30)	580	449,843
3.13%, 02/15/51 (Call 08/15/50)	352	220,367
3.50%, 11/15/27 (Call 08/15/27)(a)	627	577,129
4.50%, 05/15/47 (Call 11/15/46)(a)	414	330,714
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	775	724,701
3.88%, 06/01/30 (Call 03/01/30)(a)	560	501,214
3.95%, 08/15/29 (Call 05/15/29)	478	439,054
4.20%, 12/01/24 (Call 09/01/24)	595	582,180
4.30%, 07/15/47 (Call 01/15/47)(a)	621	482,737
4.40%, 01/30/48 (Call 07/30/47)	336	263,177
7.00%, 12/01/36	289	313,245
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	219,499
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	446,644
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	280	304,150
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,110	988,892
3.90%, 04/01/27 (Call 01/01/27)	693	661,753
4.50%, 04/01/25 (Call 01/01/25)	587	583,384
4.50%, 06/15/47 (Call 12/15/46)(a)	381	322,268
4.70%, 03/01/48 (Call 09/01/47)	677	587,421
		33,945,116
Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	863	732,867
2.50%, 09/27/26 (Call 06/27/26)(b)	1,532	1,418,818
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	797	624,325
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	622	571,155
1.85%, 05/15/27 (Call 03/15/27)	1,218	1,086,082
2.05%, 05/15/30 (Call 02/15/30)	1,246	1,046,678
2.70%, 05/15/40 (Call 11/15/39)	791	594,532
2.80%, 05/15/50 (Call 11/15/49)	797	556,290
3.35%, 07/31/24 (Call 04/30/24)	491	480,832
Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	$75	$73,517
5.05%, 06/01/32 (Call 03/01/32)	590	567,022
5.45%, 12/01/44 (Call 06/01/44)	65	60,209
5.65%, 06/01/52 (Call 12/01/51)(a)	405	380,430
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	332	272,240
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(b)	20	18,724
5.14%, 04/14/32 (Call 01/14/32)(b)	765	692,134
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	598	558,766
4.00%, 07/01/29 (Call 04/01/29)	504	451,664
5.00%, 06/30/32 (Call 03/30/32)	430	399,085
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	665	551,777
3.50%, 05/08/24 (Call 04/08/24)(a)	541	524,682
5.90%, 07/05/24	300	298,166
6.05%, 03/15/25	1,035	1,029,802
6.17%, 07/15/27 (Call 06/15/27)	1,571	1,537,615
6.33%, 07/15/29 (Call 05/15/29)	1,115	1,071,374
6.38%, 07/15/32 (Call 04/15/32)(a)	1,001	952,898
CF Industries Inc.
4.50%, 12/01/26(b)	636	615,254
4.95%, 06/01/43	865	751,549
5.15%, 03/15/34	1,080	1,030,164
5.38%, 03/15/44	1,285	1,181,949
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	814	766,149
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	65	61,158
5.13%, 04/01/25 (Call 03/01/25)(b)	1,247	1,250,905
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	1,129	902,017
3.60%, 11/15/50 (Call 05/15/50)(a)	1,135	811,085
4.25%, 10/01/34 (Call 04/01/34)	572	505,179
4.38%, 11/15/42 (Call 05/15/42)	1,054	876,073
4.63%, 10/01/44 (Call 04/01/44)	535	445,036
4.80%, 11/30/28 (Call 08/30/28)(a)	454	447,650
4.80%, 05/15/49 (Call 11/15/48)	530	448,606
5.25%, 11/15/41 (Call 05/15/41)	633	587,440
5.55%, 11/30/48 (Call 05/30/48)	1,131	1,069,193
6.30%, 03/15/33	170	177,210
6.90%, 05/15/53 (Call 11/15/52).	500	543,658
7.38%, 11/01/29	946	1,049,955
9.40%, 05/15/39	538	709,261
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	1,993	1,977,055
4.73%, 11/15/28 (Call 08/15/28)	2,176	2,168,494
5.32%, 11/15/38 (Call 05/15/38)	1,941	1,885,242
5.42%, 11/15/48 (Call 05/15/48)	2,186	2,120,616
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,121	1,093,748
4.50%, 12/01/28 (Call 09/01/28)(a)	575	547,797
4.65%, 10/15/44 (Call 04/15/44)(a)	665	545,084
4.80%, 09/01/42 (Call 03/01/42)(a)	704	593,804
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	895	689,532
1.65%, 02/01/27 (Call 01/01/27)(a)	525	468,465
2.13%, 02/01/32 (Call 11/01/31)(a)	515	415,643
2.13%, 08/15/50 (Call 02/15/50)(a)	782	453,834

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.70%, 11/01/26 (Call 08/01/26)	$919	$858,636
2.70%, 12/15/51 (Call 06/15/51)(a)	1,055	680,027
2.75%, 08/18/55 (Call 02/18/55)	618	389,150
3.25%, 12/01/27 (Call 09/01/27)	439	412,028
3.95%, 12/01/47 (Call 06/01/47)(a)	430	355,341
4.80%, 03/24/30 (Call 12/24/29)	756	754,268
5.25%, 01/15/28	955	975,010
5.50%, 12/08/41(a)	530	546,057
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	1,110	1,028,364
2.30%, 07/15/30 (Call 04/15/30)	663	555,357
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	115,451
4.25%, 11/03/26(b)	1,472	1,392,153
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	655	611,401
3.45%, 10/01/29 (Call 07/01/29)	681	604,159
4.10%, 02/01/24 (Call 11/01/23)(a)	50	49,335
4.50%, 10/01/49 (Call 04/01/49)	620	506,889
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	214,636
4.30%, 03/18/51 (Call 09/18/50)(b)	45	31,701
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	943,368
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	735	577,649
4.50%, 05/01/29 (Call 02/01/29)(a)	1,045	947,299
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	50	44,194
1.83%, 10/15/27 (Call 08/15/27)(b)	10	8,357
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	125	98,255
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	472	343,163
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,360	934,890
4.38%, 06/01/47 (Call 12/01/46)	495	388,648
4.45%, 09/26/28 (Call 06/26/28)(a)	570	534,293
5.00%, 09/26/48 (Call 03/26/48)(a)	716	616,707
LG Chem Ltd.
1.38%, 07/07/26(b)	725	633,265
2.38%, 07/07/31(b)	500	393,501
3.25%, 10/15/24(b)	200	192,016
3.63%, 04/15/29(b)	50	45,634
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,238	957,121
2.00%, 08/10/50 (Call 02/10/50)	288	165,027
2.65%, 02/05/25 (Call 11/05/24)	815	783,666
3.20%, 01/30/26 (Call 10/30/25)(a)	826	798,952
3.55%, 11/07/42 (Call 05/07/42)	885	720,148
4.70%, 12/05/25	800	799,137
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	630	724,366
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	455	499,371
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	902	758,259
5.25%, 07/15/43	798	707,980
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	200	185,022
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	580	516,145
2.25%, 10/01/30 (Call 07/01/30)(a)	495	394,482
3.38%, 10/01/40 (Call 04/01/40)	717	520,162
3.63%, 04/01/51 (Call 10/01/50)(a)	1,187	810,396
3.80%, 10/01/60 (Call 04/01/60)	594	393,999
Security	Par (000)	Value

Chemicals (continued)
4.20%, 10/15/49 (Call 04/15/49)	$958	$718,541
4.20%, 05/01/50 (Call 11/01/49)	916	686,330
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	798	630,621
5.75%, 04/15/24 (Call 01/15/24)	878	880,857
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,074,198
5.88%, 05/18/30(b)	750	740,451
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	209	199,413
4.88%, 11/15/41 (Call 05/15/41)	125	105,918
5.45%, 11/15/33 (Call 05/15/33)	232	224,973
5.63%, 11/15/43 (Call 05/15/43)(a)	525	488,927
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	790	625,610
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	500	429,543
3.00%, 04/01/25 (Call 01/01/25)	414	394,830
3.95%, 05/13/50 (Call 11/13/49)	495	389,121
4.00%, 12/15/26 (Call 09/15/26)	501	480,699
4.13%, 03/15/35 (Call 09/15/34)	693	607,762
4.20%, 04/01/29 (Call 01/01/29)	920	870,648
4.90%, 06/01/43 (Call 12/01/42)	462	411,488
5.00%, 04/01/49 (Call 10/01/48)(a)	430	394,218
5.25%, 01/15/45 (Call 07/15/44)	738	678,151
5.63%, 12/01/40	666	650,969
5.88%, 12/01/36	837	856,013
5.90%, 11/07/24	175	177,021
5.95%, 11/07/25	645	658,390
6.13%, 01/15/41 (Call 07/15/40)	365	375,377
OCI NV, 4.63%, 10/15/25 (Call 01/02/23)(b)	200	189,230
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	760	662,203
2.88%, 05/11/31 (Call 02/11/31)(b)	560	440,877
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	225	205,311
5.50%, 01/15/48 (Call 07/15/47)(b)	402	321,600
5.88%, 09/17/44(b)	805	685,699
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	862	765,270
2.40%, 08/15/24 (Call 07/15/24)	192	184,305
2.55%, 06/15/30 (Call 03/15/30)(a)	630	531,319
2.80%, 08/15/29 (Call 05/15/29)	532	462,718
3.75%, 03/15/28 (Call 12/15/27)	838	786,789
Rohm & Haas Co., 7.85%, 07/15/29	676	757,575
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	480	381,594
3.75%, 03/15/27 (Call 12/15/26)	535	500,019
4.25%, 01/15/48 (Call 07/15/47)	425	322,117
4.55%, 03/01/29 (Call 12/01/28)	450	418,452
5.25%, 06/01/45 (Call 12/01/44)(a)	347	299,551
SABIC Capital II BV, 4.50%, 10/10/28(b)	880	858,000
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	710	562,674
2.30%, 05/15/30 (Call 02/15/30)	506	419,352
2.90%, 03/15/52 (Call 09/15/51)	505	326,674
2.95%, 08/15/29 (Call 05/15/29)	1,540	1,353,613
3.13%, 06/01/24 (Call 04/01/24)	568	552,657
3.30%, 05/15/50 (Call 11/15/49)(a)	425	298,227
3.45%, 08/01/25 (Call 05/01/25)	539	519,805
3.45%, 06/01/27 (Call 03/01/27)	1,525	1,431,442
3.80%, 08/15/49 (Call 02/15/49)	635	482,000

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.95%, 01/15/26 (Call 10/15/25)	$550	$536,464
4.00%, 12/15/42 (Call 06/15/42)	190	151,218
4.25%, 08/08/25	252	248,216
4.50%, 06/01/47 (Call 12/01/46)	1,587	1,374,716
4.55%, 08/01/45 (Call 02/01/45)	537	457,895
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	650	462,586
4.25%, 05/07/29 (Call 02/07/29)(b)	505	477,938
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	340	276,250
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	629	611,493
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	543,820
Westlake Corp.
0.88%, 08/15/24 (Call 01/03/23)	429	398,068
2.88%, 08/15/41 (Call 02/15/41)	465	310,611
3.13%, 08/15/51 (Call 02/15/51)	480	307,914
3.38%, 06/15/30 (Call 03/15/30)	650	560,519
3.38%, 08/15/61 (Call 02/15/61)	390	235,504
3.60%, 08/15/26 (Call 05/15/26)	875	822,034
4.38%, 11/15/47 (Call 05/15/47)	544	416,370
5.00%, 08/15/46 (Call 02/15/46)	650	557,718
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	770	624,394
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	800	739,385
4.75%, 06/01/28 (Call 03/01/28)(b)	946	876,989
7.38%, 11/14/32(b)	795	842,020
		110,557,188
Commercial Services — 1.4%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(a)(b)	28	22,035
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(b)	400	377,082
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	1,146	1,004,153
4.38%, 07/03/29(b)	810	680,562
5.00%, 08/02/41 (Call 02/01/41)(b)	150	107,898
American University (The), Series 2019, 3.67%, 04/01/49	565	441,249
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	860	736,388
2.45%, 08/12/31 (Call 05/12/31)(b)	743	575,633
4.00%, 05/01/28 (Call 05/01/23)(b)	552	499,259
4.25%, 11/01/29 (Call 11/01/24)(b)	855	773,996
4.38%, 08/15/27 (Call 12/16/22)(b)	710	658,397
5.50%, 08/11/32 (Call 05/11/32)(b)	350	335,481
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,009	804,138
1.70%, 05/15/28 (Call 03/15/28)	860	755,139
3.38%, 09/15/25 (Call 06/15/25)(a)	1,062	1,032,854
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	800	680,789
3.88%, 08/15/30 (Call 05/15/30)	766	674,875
5.25%, 10/01/25 (Call 07/01/25)	460	457,860
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	195	140,560
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	447	283,178
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	356,504
4.32%, 08/01/45	310	273,212
4.70%, 11/01/2111(a)	250	211,837
	Par
Security	(000)	Value

Commercial Services (continued)
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	$5	$4,723
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	295	286,474
3.70%, 04/01/27 (Call 01/01/27)	826	799,862
4.00%, 05/01/32 (Call 02/01/32)	465	440,305
6.15%, 08/15/36(a)	75	80,412
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)(a)	200	130,657
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,190	978,569
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	390	353,966
4.85%, 09/26/28(b)	1,160	1,129,348
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	545	439,504
5.63%, 09/25/48(b)	1,168	1,055,458
6.85%, 07/02/37(a)(b)	1,270	1,312,164
Duke University
3.20%, 10/01/38(a)	215	176,489
3.30%, 10/01/46	390	302,713
Series 2020, 2.68%, 10/01/44	525	385,804
Series 2020, 2.76%, 10/01/50(a)	88	59,225
Series 2020, 2.83%, 10/01/55	518	346,357
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	345	326,138
3.85%, 06/15/25 (Call 05/15/25)(b)	672	640,448
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	215	178,462
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	410	282,463
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,095	847,759
2.60%, 12/01/24 (Call 11/01/24)	1,017	969,159
2.60%, 12/15/25 (Call 11/15/25)	426	396,007
3.10%, 05/15/30 (Call 02/15/30)	812	688,940
3.25%, 06/01/26 (Call 03/01/26)	517	482,500
5.10%, 12/15/27 (Call 11/15/27)	530	522,616
7.00%, 07/01/37	510	532,773
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	758	702,233
3.80%, 11/01/25 (Call 08/01/25)(b)	1,089	1,043,104
3.85%, 11/15/24 (Call 08/15/24)(b)	953	922,608
4.20%, 11/01/46 (Call 05/01/46)(b)	581	446,011
4.50%, 02/15/45 (Call 08/15/44)(b)	404	330,403
5.63%, 03/15/42(b)	640	607,059
6.70%, 06/01/34(a)(b)	503	531,976
7.00%, 10/15/37(a)(b)	1,106	1,203,061
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	1,000	828,284
4.25%, 02/01/29 (Call 11/01/28)(b)	975	904,878
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	1,230	1,036,002
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	130	81,598
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	69	40,751
George Washington University (The)
4.87%, 09/15/45	470	436,273
Series 2014, 4.30%, 09/15/44(a)	355	305,580
Series 2016, 3.55%, 09/15/46	373	283,999
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	724	603,921
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	325	202,028

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	$130	$111,097
Series B, 4.32%, 04/01/49 (Call 10/01/48)	421	349,785
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,102	961,131
1.50%, 11/15/24 (Call 10/15/24)	170	157,421
2.15%, 01/15/27 (Call 12/15/26)	714	623,533
2.65%, 02/15/25 (Call 01/15/25)	743	697,520
2.90%, 05/15/30 (Call 02/15/30)	1,323	1,090,305
2.90%, 11/15/31 (Call 08/15/31)	899	713,295
3.20%, 08/15/29 (Call 05/15/29)	1,279	1,092,876
4.15%, 08/15/49 (Call 02/15/49)(a)	553	396,883
4.45%, 06/01/28 (Call 03/01/28)(a)	590	550,480
4.80%, 04/01/26 (Call 01/01/26)	720	705,232
4.95%, 08/15/27 (Call 07/15/27)	485	471,610
5.30%, 08/15/29 (Call 06/15/29)(a)	615	595,616
5.40%, 08/15/32 (Call 05/15/32)(a)	135	129,471
5.95%, 08/15/52 (Call 02/15/52)(a)	960	876,717
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(a)	725	620,773
2.65%, 07/15/31 (Call 04/15/31)	765	568,971
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	200	155,585
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	15	14,517
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	430	365,683
Series A, 2.81%, 01/01/60 (Call 07/01/59)	515	329,697
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	126,129
2.41%, 06/01/50 (Call 12/01/49)	790	516,047
3.46%, 05/01/47	765	613,257
3.65%, 05/01/48 (Call 11/01/47)	505	416,604
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	200	146,949
3.89%, 07/01/2116	230	170,924
3.96%, 07/01/38	360	327,783
4.68%, 07/01/2114	326	294,586
5.60%, 07/01/2111	830	891,683
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	636	468,503
Series G, 2.29%, 07/01/51 (Call 01/01/51)	480	301,171
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	230	180,962
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	265	210,873
2.55%, 08/18/60 (Call 02/18/60)	440	251,485
2.75%, 08/19/41 (Call 02/19/41)(a)	660	468,104
3.10%, 11/29/61 (Call 05/29/61)	570	372,224
3.25%, 01/15/28 (Call 10/15/27)	595	549,778
3.25%, 05/20/50 (Call 11/20/49)	186	131,448
3.75%, 03/24/25 (Call 02/24/25)	213	207,555
3.75%, 02/25/52 (Call 08/25/51)(a)	590	458,246
4.25%, 02/01/29 (Call 11/01/28)	786	753,982
4.25%, 08/08/32 (Call 05/08/32)	295	277,619
4.88%, 02/15/24 (Call 11/15/23)(a)	330	329,213
4.88%, 12/17/48 (Call 06/17/48)	429	397,254
5.25%, 07/15/44	359	347,747
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	35,527
Northwestern University
3.69%, 12/01/38(a)	455	398,016
3.87%, 12/01/48	475	403,171
4.64%, 12/01/44	475	459,749
Security	Par (000)	Value

Commercial Services (continued)
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	$365	$270,056
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	445	293,894
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,155	1,074,164
2.30%, 06/01/30 (Call 03/01/30)(a)	1,283	1,061,561
2.40%, 10/01/24 (Call 09/01/24)(a)	1,159	1,110,284
2.65%, 10/01/26 (Call 08/01/26)	1,269	1,179,147
2.85%, 10/01/29 (Call 07/01/29)	1,633	1,430,223
3.25%, 06/01/50 (Call 12/01/49)(a)	791	557,730
3.90%, 06/01/27 (Call 05/01/27)(a)	150	145,753
4.40%, 06/01/32 (Call 03/01/32)(a)	745	709,134
5.05%, 06/01/52 (Call 12/01/51)(a)	710	657,315
5.25%, 06/01/62 (Call 12/01/61)	845	786,314
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	100	81,178
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	181,871
3.15%, 07/15/46 (Call 01/15/46)	486	375,352
3.30%, 07/15/56 (Call 01/15/56)	315	233,976
3.62%, 10/01/37	463	406,285
3.75%, 11/15/52 (Call 05/15/52)(a)	290	244,728
4.88%, 10/15/40	737	742,060
6.50%, 01/15/39(a)(b)	461	548,873
Quanta Services Inc.
0.95%, 10/01/24 (Call 01/03/23)(a)	1	916
2.35%, 01/15/32 (Call 10/15/31)	805	619,746
2.90%, 10/01/30 (Call 07/01/30)	1,058	879,432
3.05%, 10/01/41 (Call 04/01/41)	1,115	749,788
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,176	1,021,156
4.00%, 03/18/29 (Call 12/18/28)	740	695,302
4.75%, 05/20/32 (Call 02/20/32)(a)	155	151,642
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	630	410,950
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	623	483,442
2.30%, 08/15/60 (Call 02/15/60)(a)	536	307,976
2.45%, 03/01/27 (Call 02/01/27)(a)(b)	310	285,071
2.50%, 12/01/29 (Call 09/01/29)	1,137	985,857
2.70%, 03/01/29 (Call 01/01/29)(a)(b)	1,062	943,907
2.90%, 03/01/32 (Call 12/01/31)(a)(b)	760	654,884
2.95%, 01/22/27 (Call 10/22/26)(a)	565	533,640
3.25%, 12/01/49 (Call 06/01/49)(a)	434	322,104
3.70%, 03/01/52 (Call 09/01/51)(a)(b)	1,275	1,025,257
3.90%, 03/01/62 (Call 09/01/61)(b)	610	496,581
4.25%, 05/01/29 (Call 02/01/29)(a)(b)	1,393	1,344,412
4.50%, 05/15/48 (Call 11/15/47)(a)	135	121,667
4.75%, 08/01/28 (Call 05/01/28)(a)(b)	1,200	1,191,710
6.55%, 11/15/37	50	54,521
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	799	705,514
2.72%, 04/16/31 (Call 01/16/31)(b)	593	474,143
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	130	94,737
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	994	796,603
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	469,969
4.13%, 02/02/26 (Call 11/02/25)(b)	930	896,136
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	410	378,608
2.05%, 04/15/26 (Call 03/15/26)(a)(b)	975	847,750

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.15%, 06/15/31 (Call 03/15/31)(b)	$790	$623,051
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	410	318,185
Trustees of Boston College
3.13%, 07/01/52	306	218,634
3.99%, 07/01/47	140	115,850
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	485	402,364
Trustees of Dartmouth College, 3.47%, 06/01/46	855	687,549
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	15	13,620
5.70%, 03/01/39	859	941,596
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	230	154,091
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	297	198,806
4.67%, 09/01/2112(a)	210	180,514
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	44,759
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	130	109,621
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	221	154,531
4.00%, 10/01/53 (Call 04/01/53)(a)	365	303,362
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	594	451,905
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	265	178,713
University of Miami, 4.06%, 04/01/52(a)	70	58,176
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,113	895,756
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,039	816,794
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	615	418,817
3.03%, 10/01/39	561	446,972
5.25%, 10/01/2111	225	221,453
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(a)	550	462,375
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	285	195,525
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	14,416
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	584	417,514
4.00%, 06/15/25 (Call 03/15/25)	897	873,552
4.13%, 03/15/29 (Call 12/15/28)(a)	1,043	986,180
5.50%, 06/15/45 (Call 12/15/44)	219	203,926
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	350	285,941
4.35%, 04/15/2122 (Call 10/15/2121)(a)	200	156,878
Wesleyan University, 4.78%, 07/01/2116	325	252,005
William Marsh Rice University
3.57%, 05/15/45	185	156,069
3.77%, 05/15/55(a)	385	309,997
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(b)	150	90,705
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	395	363,733
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	285	230,500
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	387	250,779
		101,865,463
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,035	842,319
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,160	1,047,833
0.70%, 02/08/26 (Call 01/08/26)	2,285	2,039,497
1.13%, 05/11/25 (Call 04/11/25)	2,461	2,273,838
1.20%, 02/08/28 (Call 12/08/27)	1,380	1,184,773
Security	Par (000)	Value

Computers (continued)
1.25%, 08/20/30 (Call 05/20/30)	$1,197	$959,560
1.40%, 08/05/28 (Call 06/05/28)	890	764,007
1.65%, 05/11/30 (Call 02/11/30)	2,035	1,693,685
1.65%, 02/08/31 (Call 11/08/30)	2,395	1,959,466
1.70%, 08/05/31 (Call 05/05/31)	955	776,025
1.80%, 09/11/24 (Call 08/11/24)	947	905,117
2.05%, 09/11/26 (Call 07/11/26)	1,819	1,674,919
2.20%, 09/11/29 (Call 06/11/29)	2,471	2,160,514
2.38%, 02/08/41 (Call 08/08/40)	1,568	1,147,977
2.40%, 08/20/50 (Call 02/20/50)	1,211	803,225
2.45%, 08/04/26 (Call 05/04/26)	1,790	1,677,630
2.50%, 02/09/25(a)	1,549	1,486,758
2.55%, 08/20/60 (Call 02/20/60)	1,331	857,085
2.65%, 05/11/50 (Call 11/11/49)(a)	2,845	1,966,835
2.65%, 02/08/51 (Call 08/08/50)	2,621	1,792,470
2.70%, 08/05/51 (Call 02/05/51)	1,550	1,071,592
2.75%, 01/13/25 (Call 11/13/24)	1,486	1,437,271
2.80%, 02/08/61 (Call 02/08/60)	1,574	1,046,500
2.85%, 05/11/24 (Call 03/11/24)	1,277	1,246,790
2.85%, 08/05/61 (Call 02/05/61)	1,115	757,254
2.90%, 09/12/27 (Call 06/12/27)	2,318	2,191,357
2.95%, 09/11/49 (Call 03/11/49)	1,417	1,040,737
3.00%, 02/09/24 (Call 12/09/23)	1,058	1,039,413
3.00%, 06/20/27 (Call 03/20/27)(a)	1,675	1,599,713
3.00%, 11/13/27 (Call 08/13/27)	1,490	1,408,965
3.20%, 05/13/25	2,232	2,168,662
3.20%, 05/11/27 (Call 02/11/27)	2,406	2,309,805
3.25%, 02/23/26 (Call 11/23/25)	1,636	1,583,154
3.25%, 08/08/29 (Call 06/08/29)	1,210	1,134,041
3.35%, 02/09/27 (Call 11/09/26)	2,516	2,434,601
3.35%, 08/08/32 (Call 05/08/32)	1,210	1,116,553
3.45%, 05/06/24	1,213	1,194,718
3.45%, 02/09/45	2,058	1,700,556
3.75%, 09/12/47 (Call 03/12/47)	1,060	904,825
3.75%, 11/13/47 (Call 05/13/47)	1,277	1,097,922
3.85%, 05/04/43	2,814	2,511,628
3.85%, 08/04/46 (Call 02/04/46)	2,041	1,769,698
3.95%, 08/08/52 (Call 02/08/52)(a)	1,835	1,604,711
4.10%, 08/08/62 (Call 02/08/62)	1,160	1,004,697
4.25%, 02/09/47 (Call 08/09/46)(a)	1,029	960,159
4.38%, 05/13/45	2,101	1,997,910
4.45%, 05/06/44	904	877,921
4.50%, 02/23/36 (Call 08/23/35)	1,625	1,641,330
4.65%, 02/23/46 (Call 08/23/45)	3,804	3,714,848
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	765	674,015
2.30%, 09/14/31 (Call 06/14/31)	760	584,333
Dell Inc.
5.40%, 09/10/40(a)	642	562,032
6.50%, 04/15/38(a)	639	632,648
7.10%, 04/15/28	775	813,775
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	905	623,663
3.45%, 12/15/51 (Call 06/15/51)(b)	372	239,800
4.00%, 07/15/24 (Call 06/15/24)(a)	965	946,568
4.90%, 10/01/26 (Call 08/01/26)	1,461	1,444,923
5.30%, 10/01/29 (Call 07/01/29)(a)	1,777	1,757,769
5.85%, 07/15/25 (Call 06/15/25)	1,235	1,254,407
6.02%, 06/15/26 (Call 03/15/26)(a)	2,637	2,693,050
6.10%, 07/15/27 (Call 05/15/27)(a)	726	745,928

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 04/15/30)(a)	$947	$973,823
8.10%, 07/15/36 (Call 01/15/36)(a)	1,113	1,281,504
8.35%, 07/15/46 (Call 01/15/46)	591	690,709
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	915	805,307
2.38%, 09/15/28 (Call 07/15/28)(a)	855	732,725
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	639	562,324
2.20%, 03/15/31 (Call 12/15/30)	848	661,259
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	413	395,164
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	639	571,966
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	951	907,620
1.75%, 04/01/26 (Call 03/01/26)(a)	807	730,812
4.90%, 10/15/25 (Call 07/15/25)(a)	2,050	2,047,650
6.20%, 10/15/35 (Call 04/15/35)(a)	855	894,872
6.35%, 10/15/45 (Call 04/15/45)	1,416	1,455,122
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	915	804,156
2.20%, 06/17/25 (Call 05/17/25)(a)	1,316	1,228,141
2.65%, 06/17/31 (Call 03/17/31)	850	666,152
3.00%, 06/17/27 (Call 04/17/27)(a)	867	795,693
3.40%, 06/17/30 (Call 03/17/30)	920	793,287
4.00%, 04/15/29 (Call 02/15/29)	895	817,880
4.20%, 04/15/32 (Call 01/15/32)	1,170	1,028,712
4.75%, 01/15/28 (Call 12/15/27)(a)	930	903,994
5.50%, 01/15/33 (Call 10/15/32)	935	893,353
6.00%, 09/15/41(a)	1,400	1,365,258
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,242	1,094,862
1.95%, 05/15/30 (Call 02/15/30)	1,370	1,125,607
2.20%, 02/09/27 (Call 01/09/27)	1,122	1,016,439
2.72%, 02/09/32 (Call 11/09/31)(a)	720	609,260
2.85%, 05/15/40 (Call 11/15/39)	1,084	797,805
2.95%, 05/15/50 (Call 11/15/49)	772	517,027
3.00%, 05/15/24	1,736	1,692,710
3.30%, 05/15/26	2,009	1,917,891
3.30%, 01/27/27	1,305	1,238,465
3.43%, 02/09/52 (Call 08/09/51)	805	583,818
3.45%, 02/19/26	1,129	1,086,025
3.50%, 05/15/29	2,336	2,175,663
3.63%, 02/12/24	1,409	1,388,900
4.00%, 07/27/25	50	49,240
4.00%, 06/20/42	1,023	857,538
4.15%, 07/27/27 (Call 06/27/27)	725	710,482
4.15%, 05/15/39	1,824	1,599,060
4.25%, 05/15/49	2,478	2,109,428
4.40%, 07/27/32 (Call 04/27/32)(a)	740	711,727
4.70%, 02/19/46	885	791,149
4.90%, 07/27/52 (Call 01/27/52)	100	92,539
5.60%, 11/30/39(a)	1,000	1,030,670
5.88%, 11/29/32(a)	853	922,624
6.22%, 08/01/27(a)	912	965,281
6.50%, 01/15/28(a)	498	536,001
7.00%, 10/30/25	1,186	1,260,513
7.13%, 12/01/96(a)	350	431,796
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	800	654,527
Security	Par (000)	Value

Computers (continued)
2.70%, 10/15/28 (Call 08/15/28)	$722	$540,630
3.15%, 10/15/31 (Call 07/15/31)	670	443,997
4.10%, 10/15/41 (Call 04/15/41)	602	359,722
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	806,825
3.63%, 05/15/25 (Call 04/15/25)	652	628,375
4.38%, 05/15/30 (Call 02/15/30)	765	697,811
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	350	280,193
5.83%, 01/27/28 (Call 12/27/27)(b)	200	194,678
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,067	983,575
2.38%, 06/22/27 (Call 04/22/27)(a)	750	673,317
2.70%, 06/22/30 (Call 03/22/30)	961	801,907
3.30%, 09/29/24 (Call 07/29/24)(a)	538	520,777
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	893	729,697
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	330	290,806
		143,480,615
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	190	184,630
3.10%, 08/15/27 (Call 07/15/27)(a)	115	110,105
3.25%, 03/15/24(a)	545	537,019
3.25%, 08/15/32 (Call 05/15/32)	317	289,970
3.70%, 08/01/47 (Call 02/01/47)(a)	367	320,088
4.00%, 08/15/45(a)	1,116	1,011,374
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	610	495,093
2.00%, 12/01/24 (Call 11/01/24)	788	748,257
2.38%, 12/01/29 (Call 09/01/29)	597	514,731
2.60%, 04/15/30 (Call 01/15/30)	895	776,973
3.13%, 12/01/49 (Call 06/01/49)	584	424,934
3.15%, 03/15/27 (Call 12/15/26)	465	440,011
3.70%, 08/15/42(a)	442	352,533
4.15%, 03/15/47 (Call 09/15/46)	545	475,776
4.38%, 06/15/45 (Call 12/15/44)(a)	314	280,636
6.00%, 05/15/37	436	471,704
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	1,660	1,590,301
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	1,570	1,465,769
3.38%, 03/24/29 (Call 01/24/29)(a)	1,335	1,209,456
3.63%, 03/24/32 (Call 12/24/31)	1,460	1,288,490
4.00%, 03/24/52 (Call 09/24/51)(a)	845	673,643
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,015	911,833
1.00%, 04/23/26	855	768,122
1.20%, 10/29/30	1,322	1,050,067
1.90%, 02/01/27	155	141,789
1.95%, 04/23/31(a)	1,030	863,229
2.30%, 02/01/32(a)	525	448,170
2.45%, 11/03/26	1,233	1,156,506
2.70%, 02/02/26	849	811,873
2.80%, 03/25/27	759	715,254
2.85%, 08/11/27	562	528,644
3.00%, 03/25/30	1,725	1,583,692
3.50%, 10/25/47	350	291,404
3.55%, 03/25/40(a)	995	867,799
3.60%, 03/25/50	425	362,896
5.50%, 02/01/34(a)	190	201,403

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$372	$410,949
5.80%, 08/15/34	165	181,362
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/03/23)	420	392,602
1.38%, 09/14/30 (Call 06/14/30)	685	539,015
1.75%, 08/12/31 (Call 05/12/31)	800	638,964
2.00%, 07/28/26	655	600,605
2.13%, 09/06/29 (Call 06/06/29)	760	649,553
2.60%, 05/05/24 (Call 03/05/24)	1,024	994,619
2.90%, 05/05/27 (Call 02/05/27)	955	894,724
3.10%, 07/30/25(a)	720	694,277
3.25%, 03/07/24 (Call 02/07/24)	576	566,478
3.38%, 03/22/25 (Call 01/22/25)(a)	505	492,458
3.50%, 03/22/28 (Call 12/22/27)	1,705	1,615,915
5.90%, 11/15/32	699	763,322
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	715	472,750
		34,271,767
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	1,048	885,854
4.50%, 10/24/28 (Call 07/24/28)(b)	888	838,234
4.65%, 04/20/32 (Call 01/20/32)(b)	325	295,977
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	450	393,208
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	738	694,546
3.75%, 05/15/46 (Call 11/15/45)	340	271,613
4.20%, 05/15/47 (Call 11/15/46)	366	312,455
4.60%, 06/15/45 (Call 12/15/44)	788	733,353
		4,425,240
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,670	1,536,677
1.75%, 01/30/26 (Call 12/30/25)	955	842,561
2.45%, 10/29/26 (Call 09/29/26)	2,360	2,075,137
2.88%, 08/14/24 (Call 07/14/24)(a)	800	757,188
3.00%, 10/29/28 (Call 08/29/28)	3,430	2,897,971
3.15%, 02/15/24 (Call 01/15/24)	776	748,621
3.30%, 01/30/32 (Call 10/30/31)	3,370	2,685,788
3.40%, 10/29/33 (Call 07/29/33)	1,635	1,267,331
3.50%, 01/15/25 (Call 11/15/24)	745	710,544
3.65%, 07/21/27 (Call 04/21/27)	677	612,545
3.85%, 10/29/41 (Call 04/29/41)	1,425	1,045,323
3.88%, 01/23/28 (Call 10/23/27)	893	805,152
4.45%, 10/01/25 (Call 08/01/25)	855	820,454
4.45%, 04/03/26 (Call 02/03/26)	550	527,677
4.63%, 10/15/27 (Call 08/15/27)(a)	753	704,401
4.88%, 01/16/24 (Call 12/16/23)	875	862,627
6.50%, 07/15/25 (Call 06/15/25)	910	919,337
Series 3NC1, 1.75%, 10/29/24 (Call 01/02/23)	420	385,508
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	595	500,304
3.50%, 08/01/25(a)	210	202,168
4.25%, 02/15/24	280	276,914
AIG Global Funding
0.45%, 12/08/23(a)(b)	527	502,491
0.65%, 06/17/24(a)(b)	589	550,332
0.90%, 09/22/25(b)	897	800,164
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	525	494,413
0.80%, 08/18/24 (Call 07/18/24)	455	418,498
Security	Par (000)	Value

Diversified Financial Services (continued)
1.88%, 08/15/26 (Call 07/15/26)	$528	$461,664
2.10%, 09/01/28 (Call 07/01/28)	830	673,056
2.20%, 01/15/27 (Call 12/15/26)(a)	322	280,942
2.30%, 02/01/25 (Call 01/01/25)(a)	797	741,898
2.88%, 01/15/26 (Call 12/15/25)(a)	1,094	1,007,750
2.88%, 01/15/32 (Call 10/15/31)	50	39,514
3.00%, 02/01/30 (Call 11/01/29)	895	748,721
3.13%, 12/01/30 (Call 09/01/30)	644	530,559
3.25%, 03/01/25 (Call 01/01/25)	728	690,082
3.25%, 10/01/29 (Call 07/01/29)(a)	605	512,545
3.38%, 07/01/25 (Call 06/01/25)	921	869,129
3.63%, 04/01/27 (Call 01/01/27)(a)	618	567,322
3.63%, 12/01/27 (Call 09/01/27)	475	425,509
3.75%, 06/01/26 (Call 04/01/26)	1,711	1,608,362
4.25%, 02/01/24 (Call 01/01/24)	601	590,351
4.25%, 09/15/24 (Call 06/15/24)	625	613,937
4.63%, 10/01/28 (Call 07/01/28)	650	607,314
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	282	229,703
4.13%, 05/01/24 (Call 02/01/24)	201	193,946
4.25%, 06/15/26 (Call 04/15/26)	735	685,163
5.25%, 08/11/25 (Call 07/11/25)(a)(b)	972	932,515
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	1,365	1,090,110
3.88%, 05/21/24 (Call 04/21/24)	691	672,258
4.63%, 03/30/25(a)	364	357,136
4.75%, 06/09/27 (Call 05/09/27)(a)	710	668,489
5.13%, 09/30/24(a)	649	643,874
5.80%, 05/01/25 (Call 04/01/25)(a)	622	624,567
7.10%, 11/15/27	645	663,316
8.00%, 11/01/31	1,677	1,799,026
8.00%, 11/01/31(a)	688	732,838
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	660	586,723
2.25%, 03/04/25 (Call 02/01/25)	840	793,529
2.50%, 07/30/24 (Call 06/30/24)	1,644	1,585,204
2.55%, 03/04/27 (Call 02/01/27)	1,851	1,681,168
3.00%, 10/30/24 (Call 09/29/24)	1,659	1,606,789
3.13%, 05/20/26 (Call 04/20/26)	1,163	1,100,872
3.30%, 05/03/27 (Call 04/03/27)	1,534	1,435,462
3.38%, 05/03/24	190	186,258
3.40%, 02/22/24 (Call 01/22/24)	1,312	1,290,681
3.63%, 12/05/24 (Call 11/04/24)(a)	509	497,692
3.95%, 08/01/25 (Call 07/01/25)	1,400	1,370,968
4.05%, 05/03/29 (Call 03/03/29)(a)	960	915,929
4.05%, 12/03/42	1,450	1,258,832
4.20%, 11/06/25 (Call 10/06/25)(a)	808	799,331
4.42%, 08/03/33 (Call 08/03/32)(c)	1,140	1,080,175
4.99%, 05/26/33 (Call 02/26/32)(c)	826	796,228
5.85%, 11/05/27 (Call 10/05/27)	1,095	1,136,945
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	130	121,519
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	586	546,856
3.00%, 04/02/25 (Call 03/02/25)	439	421,555
3.70%, 10/15/24	555	541,676
4.50%, 05/13/32 (Call 02/13/32)(a)	695	680,047
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	950	810,536

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	$605	$485,481
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	510	415,687
3.95%, 07/15/26 (Call 06/15/26)(b)	570	493,530
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	279	273,760
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	130	110,175
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	715	595,670
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(b)(c)	860	653,635
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	85	52,647
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	85	81,569
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	710	619,348
1.95%, 09/20/26 (Call 08/20/26)(b)	990	834,157
3.50%, 11/01/27 (Call 07/01/27)(b)	1,050	908,174
4.13%, 08/01/25 (Call 06/01/25)(b)	795	737,712
4.38%, 01/30/24 (Call 12/30/23)(b)	385	375,945
4.88%, 10/01/25 (Call 07/01/25)(b)	444	419,505
5.50%, 12/15/24 (Call 11/15/24)(b)	520	509,114
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	992	849,096
2.53%, 11/18/27 (Call 10/18/27)(b)	1,593	1,288,490
2.75%, 02/21/28 (Call 12/21/27)(b)	755	607,866
2.88%, 02/15/25 (Call 01/15/25)(b)	790	725,239
3.25%, 02/15/27 (Call 12/15/26)(b)	890	756,645
3.95%, 07/01/24 (Call 06/01/24)(b)	727	692,355
4.25%, 04/15/26 (Call 03/15/26)(b)	1,737	1,575,999
4.38%, 05/01/26 (Call 03/01/26)(b)	905	822,654
5.25%, 05/15/24 (Call 04/15/24)(b)	780	760,915
5.50%, 01/15/26 (Call 12/15/25)(b)	978	926,366
Barings BDC Inc., 3.30%, 11/23/26(a)	375	317,067
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	373	356,184
4.38%, 12/15/25 (Call 09/15/25)	1,185	1,113,144
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	593	438,309
1.63%, 08/05/28 (Call 06/05/28)(b)	385	315,863
2.00%, 01/30/32 (Call 10/30/31)(b)	1,088	816,831
2.50%, 01/10/30 (Call 10/10/29)(b)	518	426,449
2.55%, 03/30/32 (Call 12/30/31)(b)	335	268,345
2.80%, 09/30/50 (Call 03/30/50)(b)	356	213,422
2.85%, 08/05/51 (Call 02/05/51)(b)	405	243,647
3.15%, 10/02/27 (Call 07/02/27)(b)	792	720,418
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	610	403,340
3.50%, 09/10/49 (Call 03/10/49)(b)	615	433,228
4.00%, 10/02/47 (Call 04/02/47)(b)	504	387,747
4.45%, 07/15/45(a)(b)	350	292,093
5.00%, 06/15/44(b)	741	667,399
5.90%, 11/03/27	525	533,701
6.20%, 04/22/33	375	387,652
6.25%, 08/15/42(b)	496	502,187
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	618	465,181
4.13%, 10/07/51 (Call 04/07/51)(b)	415	249,278
4.38%, 02/15/32 (Call 11/15/31)(b)	470	374,816
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	541,314
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	786	666,767
Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 04/29/25 (Call 03/29/25)(b)	$522	$487,762
3.50%, 10/10/24 (Call 09/10/24)(b)	751	714,381
3.50%, 09/18/27 (Call 06/18/27)(b)	925	834,858
3.88%, 04/27/26 (Call 01/27/26)(b)	835	785,831
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	292	275,902
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	450	349,783
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	515	419,293
3.50%, 03/30/51 (Call 09/30/50)	505	331,228
3.63%, 02/15/52 (Call 08/15/51)	405	271,547
3.90%, 01/25/28 (Call 10/25/27)	904	840,578
4.00%, 04/01/24 (Call 02/01/24)	794	779,978
4.25%, 06/02/26 (Call 03/02/26)	732	712,470
4.35%, 04/15/30 (Call 01/15/30)	979	899,527
4.70%, 09/20/47 (Call 03/20/47)	823	665,147
4.85%, 03/29/29 (Call 12/29/28)	786	753,843
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	774	504,044
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	565	530,714
4.88%, 05/01/24 (Call 04/01/24)(b)	700	686,560
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23),
(1 day SOFR + 0.690%)(a)(c)	1,168	1,114,405
1.88%, 11/02/27 (Call 11/02/26),
(1 day SOFR + 0.855%)(c)	1,296	1,124,633
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(c)	754	549,409
2.62%, 11/02/32 (Call 11/02/31),
(1 day SOFR + 1.265%)(c)	810	620,047
2.64%, 03/03/26 (Call 03/03/25),
(1 day SOFR + 1.290%)(c)	1,110	1,035,125
3.20%, 02/05/25 (Call 01/05/25)	890	854,725
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(c)	1,275	1,091,671
3.30%, 10/30/24 (Call 09/30/24)	1,544	1,494,922
3.65%, 05/11/27 (Call 04/11/27)	1,022	962,566
3.75%, 04/24/24 (Call 03/24/24)	934	915,696
3.75%, 07/28/26 (Call 06/28/26)(a)	1,395	1,319,544
3.75%, 03/09/27 (Call 02/09/27)	1,397	1,317,222
3.80%, 01/31/28 (Call 12/31/27)	919	858,647
3.90%, 01/29/24 (Call 12/29/23)	938	924,508
4.17%, 05/09/25 (Call 05/09/24)(c)	815	792,860
4.20%, 10/29/25 (Call 09/29/25)	1,347	1,306,147
4.25%, 04/30/25 (Call 03/31/25)(a)	538	526,853
4.93%, 05/10/28 (Call 05/10/27),
(1 day SOFR + 2.057%)(a)(c)	890	853,785
4.99%, 07/24/26 (Call 07/24/25)(c)	855	847,534
5.25%, 07/26/30 (Call 07/26/29)(c)	520	495,645
5.27%, 05/10/33 (Call 05/10/32)(c)	1,755	1,652,760
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	508	396,786
3.00%, 03/16/32 (Call 12/16/31)	570	478,523
3.65%, 01/12/27 (Call 10/12/26)	931	889,143
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,150	1,092,196
0.90%, 03/11/26 (Call 02/11/26)	1,332	1,187,314
1.15%, 05/13/26 (Call 04/13/26)	1,090	970,624
1.65%, 03/11/31 (Call 12/11/30)	704	552,326

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.95%, 12/01/31 (Call 09/01/31)	$607	$480,518
2.00%, 03/20/28 (Call 01/20/28)	1,125	992,185
2.30%, 05/13/31 (Call 02/13/31)	585	483,219
2.45%, 03/03/27 (Call 02/03/27)	435	399,067
2.75%, 10/01/29 (Call 07/01/29)	812	710,999
2.90%, 03/03/32 (Call 12/03/31)	1,245	1,067,435
3.00%, 03/10/25 (Call 12/10/24)(a)	971	935,796
3.20%, 03/02/27 (Call 12/02/26)(a)	732	691,802
3.20%, 01/25/28 (Call 10/25/27)(a)	395	368,885
3.25%, 05/22/29 (Call 02/22/29)(a)	797	725,641
3.30%, 04/01/27 (Call 01/01/27)(a)	884	840,456
3.45%, 02/13/26 (Call 11/13/25)	985	952,710
3.55%, 02/01/24 (Call 01/01/24)	859	846,433
3.63%, 04/01/25 (Call 01/01/25)	786	767,984
3.75%, 04/01/24 (Call 03/02/24)	90	88,691
3.85%, 05/21/25 (Call 03/21/25)	339	333,206
4.00%, 02/01/29 (Call 11/01/28)	624	598,956
4.20%, 03/24/25 (Call 02/24/25)	851	844,483
4.63%, 03/22/30 (Call 12/22/29)(a)	155	153,505
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	565	556,937
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,495	1,412,879
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)(a)	1,100	849,553
4.10%, 06/15/51 (Call 12/15/50)(a)	1,045	632,107
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,110	995,970
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	673	628,023
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)	5	4,692
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	640	545,859
3.00%, 03/15/25 (Call 12/15/24)(a)	998	965,690
3.75%, 06/15/28 (Call 03/15/28)	907	876,534
4.15%, 06/15/48 (Call 12/15/47)(a)	1,096	982,558
5.30%, 09/15/43 (Call 03/15/43)	771	800,371
Credit Suisse USA Inc., 7.13%, 07/15/32	1,789	1,781,561
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	505	472,175
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	492	473,297
3.95%, 11/06/24 (Call 08/06/24)	675	656,549
4.10%, 02/09/27 (Call 11/09/26)	1,292	1,213,942
4.50%, 01/30/26 (Call 11/30/25)(a)	556	535,228
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	723	657,906
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	551	516,517
FMR LLC
5.15%, 02/01/43(b)	55	49,459
6.45%, 11/15/39(a)(b)	820	857,873
6.50%, 12/14/40(b)	200	210,413
7.57%, 06/15/29(b)	900	996,100
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)(a)	867	672,491
2.85%, 03/30/25	594	569,064
2.95%, 08/12/51 (Call 02/12/51)	415	262,602
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	214,235
Invesco Finance PLC
3.75%, 01/15/26(a)	853	820,356
4.00%, 01/30/24	476	468,988
5.38%, 11/30/43	385	361,655
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	725	715,418
Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.
4.15%, 01/23/30	$696	$619,406
4.85%, 01/15/27(a)	848	820,742
6.25%, 01/15/36(a)	690	687,557
6.45%, 06/08/27	532	546,232
6.50%, 01/20/43(a)	609	603,974
6.63%, 10/23/43 (Call 07/23/43)(a)	265	252,996
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	600	444,810
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	937	708,106
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,245	1,175,064
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	470	437,672
3.75%, 02/13/25	458	443,099
4.38%, 03/11/29 (Call 12/11/28)(a)	677	630,834
4.50%, 09/19/28 (Call 06/19/28)	916	855,831
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	548	514,348
Legg Mason Inc.
3.95%, 07/15/24	376	367,944
4.75%, 03/15/26(a)	730	738,741
5.63%, 01/15/44	361	358,251
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	565	530,620
1.38%, 04/06/26 (Call 03/06/24)(b)	1,622	1,437,437
2.00%, 04/06/28 (Call 02/06/28)(b)	1,068	913,393
2.50%, 04/06/31 (Call 01/06/31)(b)	1,245	1,047,647
3.20%, 04/06/41 (Call 10/06/40)(b)	576	426,665
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	595	491,821
2.00%, 03/03/25 (Call 02/03/25)(a)	751	713,413
2.00%, 11/18/31 (Call 08/18/31)	980	805,956
2.95%, 11/21/26 (Call 08/21/26)	510	486,268
2.95%, 06/01/29 (Call 03/01/29)	975	893,749
2.95%, 03/15/51 (Call 09/15/50)	596	439,004
3.30%, 03/26/27 (Call 01/26/27)	1,928	1,856,622
3.35%, 03/26/30 (Call 12/26/29)(a)	1,105	1,029,630
3.38%, 04/01/24	972	956,613
3.50%, 02/26/28 (Call 11/26/27)	646	619,981
3.65%, 06/01/49 (Call 12/01/48)	827	693,843
3.80%, 11/21/46 (Call 05/21/46)	620	533,808
3.85%, 03/26/50 (Call 09/26/49)(a)	1,379	1,202,991
3.95%, 02/26/48 (Call 08/26/47)	405	355,932
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	400	389,384
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	808	773,199
3.97%, 04/13/30 (Call 01/13/30)(b)	50	45,630
5.08%, 09/15/27 (Call 08/15/27)(b)	300	294,602
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)(a)	516	486,284
4.50%, 06/20/28 (Call 03/20/28)	845	811,054
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	926	714,701
2.50%, 12/21/40 (Call 06/21/40)	445	291,984
3.25%, 04/28/50 (Call 10/28/49)	620	427,408
3.85%, 06/30/26 (Call 03/30/26)	681	659,576
3.95%, 03/07/52 (Call 09/07/51)(a)	460	361,889
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(a)(b)	995	950,870
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	730	611,683

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$1,455	$1,269,059
1.85%, 07/16/25	1,877	1,714,236
2.17%, 07/14/28	869	714,245
2.33%, 01/22/27	930	815,526
2.61%, 07/14/31	680	524,441
2.65%, 01/16/25	1,610	1,522,154
2.68%, 07/16/30	1,219	974,748
2.71%, 01/22/29	1,090	913,456
3.00%, 01/22/32	905	719,753
3.10%, 01/16/30	910	759,539
5.10%, 07/03/25(a)	1,110	1,104,192
5.39%, 07/06/27(a)	580	573,153
5.61%, 07/06/29	595	586,609
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,045	1,016,154
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,645	1,547,403
ORIX Corp.
2.25%, 03/09/31(a)	775	613,786
3.25%, 12/04/24	1,152	1,111,349
3.70%, 07/18/27	485	457,465
4.00%, 04/13/32(a)	630	561,181
4.05%, 01/16/24(a)	88	86,839
5.00%, 09/13/27	300	297,781
5.20%, 09/13/32	510	497,902
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	821	808,924
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	800	743,579
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	700	627,052
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	881	774,369
6.15%, 12/06/28(a)(b)	465	470,622
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	530	503,615
4.88%, 03/15/27 (Call 09/15/26)	540	489,914
6.63%, 03/15/25 (Call 09/15/24)	635	628,726
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,470	1,081,220
4.65%, 04/01/30 (Call 01/01/30)	697	676,284
4.95%, 07/15/46	559	507,315
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)(a)	920	806,372
4.25%, 07/18/24	465	456,373
SURA Asset Management SA, 4.38%, 04/11/27(a)(b)	70	63,631
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	980	742,384
3.70%, 08/04/26 (Call 05/04/26)(a)	682	621,671
3.95%, 12/01/27 (Call 09/01/27)	866	774,260
4.25%, 08/15/24 (Call 05/15/24)	1,108	1,080,738
4.38%, 03/19/24 (Call 02/19/24)	554	544,096
4.50%, 07/23/25 (Call 04/23/25)	1,179	1,128,826
4.88%, 06/13/25 (Call 05/13/25)	610	590,087
5.15%, 03/19/29 (Call 12/19/28)(a)	928	884,609
USAA Capital Corp.
0.50%, 05/01/24(b)	570	537,091
2.13%, 05/01/30 (Call 02/01/30)(b)	1,072	882,374
3.38%, 05/01/25(b)	1,226	1,186,436
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	609	521,555
1.10%, 02/15/31 (Call 11/15/30)	997	781,674
1.90%, 04/15/27 (Call 02/15/27)(a)	2,180	1,981,201
2.00%, 08/15/50 (Call 02/15/50)(a)	1,697	1,060,450
Security	Par (000)	Value

Diversified Financial Services (continued)
2.05%, 04/15/30 (Call 01/15/30)	$1,736	$1,495,812
2.70%, 04/15/40 (Call 10/15/39)	998	777,646
2.75%, 09/15/27 (Call 06/15/27)(a)	720	673,519
3.15%, 12/14/25 (Call 09/14/25)	1,509	1,453,187
3.65%, 09/15/47 (Call 03/15/47)	1,070	910,498
4.15%, 12/14/35 (Call 06/14/35)	2,074	1,994,185
4.30%, 12/14/45 (Call 06/14/45)	3,313	3,101,776
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,381	1,204,087
2.75%, 03/15/31 (Call 12/15/30)	351	269,596
2.85%, 01/10/25 (Call 12/10/24)(a)	914	869,738
6.20%, 11/17/36	438	429,937
6.20%, 06/21/40	325	299,122
		250,545,634
Electric — 7.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	975,852
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	508,908
4.00%, 10/03/49(b)	590	495,126
4.38%, 04/23/25(a)(b)	1,458	1,444,123
4.38%, 06/22/26(b)	440	437,228
4.88%, 04/23/30(b)	467	476,340
6.50%, 10/27/36(a)(b)	794	902,405
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	211,297
3.95%, 02/12/30(b)	415	309,639
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	488,719
4.25%, 05/21/36(b)	423	310,908
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	360	253,557
3.80%, 10/01/47 (Call 04/01/47)	730	539,712
3.85%, 10/01/25 (Call 07/01/25)(b)	416	401,144
3.95%, 06/01/28 (Call 03/01/28)	514	481,435
4.70%, 05/15/32 (Call 02/15/32)(a)	450	430,287
5.25%, 05/15/52 (Call 11/15/51)(a)	515	492,492
Series E, 6.65%, 02/15/33	379	396,099
Series G, 4.15%, 05/01/49 (Call 11/01/48)	550	430,856
Series H, 3.45%, 01/15/50 (Call 07/15/49)	474	337,580
Series I, 2.10%, 07/01/30 (Call 04/01/30)	727	585,733
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	442	415,251
3.15%, 09/15/49 (Call 03/15/49)	255	177,811
3.75%, 12/01/47 (Call 06/01/47)	379	294,645
3.80%, 06/15/49 (Call 12/15/48)	345	269,946
4.00%, 12/01/46 (Call 06/01/46)(a)	405	326,888
4.25%, 09/15/48 (Call 03/15/48)	485	406,551
4.50%, 06/15/52 (Call 12/01/51)	585	522,126
Series M, 3.65%, 04/01/50 (Call 10/01/49)	445	338,754
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	160,972
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,185	1,052,697
2.45%, 01/15/31 (Call 10/15/30)	845	671,452
3.30%, 07/15/25 (Call 06/15/25)(b)	1,042	975,234
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	869	760,810
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	680	568,690
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	234,199
3.00%, 03/15/52 (Call 09/15/51)	410	281,249

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.05%, 03/15/32 (Call 12/15/31)(a)	$230	$200,172
3.13%, 07/15/51 (Call 01/15/51)(a)	620	435,256
3.45%, 10/01/49 (Call 04/01/49)	489	359,634
3.75%, 09/01/27 (Call 08/01/27)(a)	340	328,036
3.75%, 03/01/45 (Call 09/01/44)	256	200,657
3.85%, 12/01/42	475	386,710
3.94%, 09/01/32 (Call 03/01/32)	417	387,818
4.10%, 01/15/42	330	265,744
4.15%, 08/15/44 (Call 02/15/44)	486	409,408
4.30%, 01/02/46 (Call 07/02/45)	465	390,672
5.50%, 03/15/41(a)	185	180,293
5.70%, 02/15/33	274	282,723
6.00%, 03/01/39	506	531,677
6.13%, 05/15/38	235	244,933
Series 11-C, 5.20%, 06/01/41	346	326,528
Series 13-A, 3.55%, 12/01/23(a)	123	121,405
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	660	516,891
Series A, 4.30%, 07/15/48 (Call 01/15/48)	621	523,022
Series B, 3.70%, 12/01/47 (Call 06/01/47)	581	452,078
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	782	573,386
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	714	624,179
4.25%, 06/15/28 (Call 03/15/28)(b)	420	393,979
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	845	712,180
1.95%, 03/15/27 (Call 02/15/27)	720	634,044
2.50%, 09/15/24 (Call 08/15/24)(a)	545	519,263
3.50%, 01/15/31 (Call 10/15/30)	949	844,958
3.65%, 02/15/26 (Call 11/15/25)	542	519,224
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	105	82,827
2.90%, 06/15/51 (Call 12/15/50)(a)	315	210,744
3.25%, 03/01/25 (Call 12/01/24)	260	251,819
3.25%, 03/15/50 (Call 09/15/49)	300	215,540
3.70%, 12/01/47 (Call 06/01/47)	507	404,703
3.80%, 05/15/28 (Call 02/15/28)	380	363,601
3.85%, 09/01/32 (Call 06/01/32)	340	315,697
4.15%, 03/15/46 (Call 09/15/45)	515	435,761
4.30%, 07/01/44 (Call 01/01/44)	163	133,709
4.50%, 03/15/49 (Call 09/15/48)	524	471,922
4.80%, 12/15/43 (Call 06/15/43)	370	327,340
5.90%, 12/01/52	815	889,379
American Electric Power Co. Inc.
2.03%, 03/15/24	380	365,134
2.30%, 03/01/30 (Call 12/01/29)	400	329,278
3.20%, 11/13/27 (Call 08/13/27)(a)	513	471,646
3.25%, 03/01/50 (Call 09/01/49)	417	282,095
3.88%, 02/15/62 (Call 11/15/26)(c)	200	154,854
5.75%, 11/01/27 (Call 10/01/27)	625	641,688
5.95%, 11/01/32	530	560,346
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	752	720,603
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	375	336,263
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	565	461,383
5.00%, 09/01/44 (Call 03/01/44)(b)	353	320,406
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	640	619,693
4.40%, 05/15/44 (Call 11/15/43)	957	794,318
4.45%, 06/01/45 (Call 12/01/44)(a)	438	366,852
4.50%, 08/01/32 (Call 05/01/32)(a)	270	253,261
Security	Par (000)	Value

Electric (continued)
7.00%, 04/01/38	$233	$260,686
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	405	333,973
Series L, 5.80%, 10/01/35	85	84,617
Series P, 6.70%, 08/15/37	410	436,816
Series X, 3.30%, 06/01/27 (Call 03/01/27)	440	412,976
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	282	235,145
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	470	346,036
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	325	249,484
2.55%, 09/15/26 (Call 06/15/26)(a)	355	323,491
2.60%, 08/15/29 (Call 05/15/29)	605	506,337
2.65%, 09/15/50 (Call 03/15/50)(a)	235	140,335
2.95%, 09/15/27 (Call 06/15/27)	535	486,098
3.15%, 05/15/25 (Call 02/15/25)(a)	447	427,567
3.35%, 06/15/24 (Call 03/15/24)(a)	290	280,464
3.35%, 05/15/50 (Call 11/15/49)(a)	355	238,575
3.50%, 12/01/49 (Call 06/01/49)	495	342,239
3.75%, 05/15/46 (Call 11/15/45)	805	579,757
4.20%, 08/15/48 (Call 02/15/48)	380	293,568
4.25%, 03/01/49 (Call 09/01/48)	426	330,516
4.35%, 11/15/45 (Call 05/15/45)	360	286,211
4.50%, 04/01/42 (Call 10/01/41)	560	461,150
4.70%, 01/15/44 (Call 07/15/43)	95	75,507
5.05%, 09/01/41 (Call 03/01/41)	280	247,131
5.50%, 09/01/35	345	322,243
6.35%, 12/15/32	300	314,852
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	585	479,983
4.00%, 10/15/28 (Call 07/15/28)	492	467,424
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	163,217
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	934	895,420
3.20%, 04/15/25 (Call 03/15/25)	803	767,189
3.80%, 06/01/29 (Call 03/01/29)	839	767,682
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	465	366,235
4.35%, 06/01/48 (Call 12/01/47)	635	530,900
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	740	605,351
2.40%, 08/15/26 (Call 05/15/26)(a)	372	343,819
2.90%, 06/15/50 (Call 12/15/49)	345	232,093
3.20%, 09/15/49 (Call 03/15/49)	399	284,657
3.50%, 08/15/46 (Call 02/15/46)(a)	696	525,305
3.75%, 08/15/47 (Call 02/15/47)(a)	309	244,590
4.25%, 09/15/48 (Call 03/15/48)	555	473,137
4.55%, 06/01/52 (Call 12/01/51)(a)	490	442,073
6.35%, 10/01/36	322	342,264
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	315	245,053
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	450	350,262
2.85%, 05/15/51 (Call 11/15/50)	1,070	705,988
3.25%, 04/15/28 (Call 01/15/28)	379	352,744
3.50%, 02/01/25 (Call 11/01/24)	814	796,598
3.70%, 07/15/30 (Call 04/15/30)	701	650,482
3.80%, 07/15/48 (Call 01/15/48)	638	503,591
4.05%, 04/15/25 (Call 03/15/25)	905	896,307
4.25%, 10/15/50 (Call 04/15/50)	868	734,828
4.45%, 01/15/49 (Call 07/15/48)	522	458,082

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 02/01/45 (Call 08/01/44)	$709	$624,724
4.60%, 05/01/53 (Call 11/01/52)(a)(b)	805	728,469
5.15%, 11/15/43 (Call 05/15/43)	638	611,367
5.95%, 05/15/37	344	357,749
6.13%, 04/01/36	1,091	1,163,541
8.48%, 09/15/28	165	193,187
Black Hills Corp.
1.04%, 08/23/24 (Call 12/16/22)	400	372,396
2.50%, 06/15/30 (Call 03/15/30)	655	528,916
3.05%, 10/15/29 (Call 07/15/29)	307	260,826
3.15%, 01/15/27 (Call 07/15/26)	277	257,363
3.88%, 10/15/49 (Call 04/15/49)	325	232,228
3.95%, 01/15/26 (Call 07/15/25)	600	579,898
4.20%, 09/15/46 (Call 03/15/46)	725	557,702
4.25%, 11/30/23 (Call 08/30/23)(a)	361	356,957
4.35%, 05/01/33 (Call 02/01/33)	369	325,855
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	453	362,293
3.60%, 03/01/52 (Call 09/01/51)	125	97,747
3.95%, 03/01/48 (Call 09/01/47)	599	496,073
4.50%, 04/01/44 (Call 10/01/43)	777	708,627
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	308,555
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	374,160
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	626	427,785
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	260	217,125
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	195	144,778
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	245	214,032
Series ai., 4.45%, 10/01/32 (Call 07/01/32)(a)	340	332,344
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	95,180
Series K2, 6.95%, 03/15/33(a)	665	753,716
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	641	589,902
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	412	367,103
2.50%, 09/01/24 (Call 08/01/24)	562	535,835
2.65%, 06/01/31 (Call 03/01/31)(a)	555	458,086
2.95%, 03/01/30 (Call 12/01/29)	477	412,070
3.70%, 09/01/49 (Call 03/01/49)(a)	790	588,372
CEZ AS, 5.63%, 04/03/42(b)	200	183,996
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	589	502,810
3.74%, 05/01/26 (Call 02/01/26)	1,122	1,058,078
4.97%, 05/01/46 (Call 11/01/45)(a)	677	583,671
Cleco Power LLC
6.00%, 12/01/40	370	352,480
6.50%, 12/01/35	382	399,294
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	345	316,088
4.55%, 11/15/30 (Call 08/15/30)(b)	510	482,357
5.50%, 08/15/24(a)	135	136,214
5.95%, 12/15/36	547	551,812
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,119	1,020,166
3.00%, 05/15/26 (Call 02/15/26)	415	386,588
3.45%, 08/15/27 (Call 05/15/27)	390	361,704
3.60%, 11/15/25 (Call 08/15/25)	509	487,732
3.75%, 12/01/50 (Call 09/01/30)(a)(c)	486	359,640
3.88%, 03/01/24 (Call 12/01/23)(a)	360	353,492
4.70%, 03/31/43 (Call 09/30/42)	470	394,550
4.75%, 06/01/50 (Call 03/01/30)(c)	359	298,698
4.88%, 03/01/44 (Call 09/01/43)	743	671,312
Security	Par (000)	Value

Electric (continued)
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	$280	$240,100
3.15%, 01/19/32 (Call 10/19/31)(b)	200	165,500
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	526,383
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	411	373,309
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	1,205	926,055
3.88%, 07/26/33 (Call 04/26/33)(b)	536	397,712
4.68%, 02/09/51 (Call 08/09/50)(b)	482	311,493
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	931,488
4.75%, 02/23/27(b)	970	897,250
4.88%, 01/15/24(b)	650	640,907
5.75%, 02/14/42(b)	662	530,428
6.26%, 02/15/52 (Call 08/15/51)(b)	895	701,241
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	622	525,363
2.55%, 06/15/26 (Call 03/15/26)	713	666,069
3.00%, 03/01/50 (Call 09/01/49)	716	497,520
3.10%, 11/01/24 (Call 08/01/24)	100	96,710
3.15%, 03/15/32 (Call 12/15/31)	285	251,582
3.65%, 06/15/46 (Call 12/15/45)	619	479,303
3.70%, 08/15/28 (Call 05/15/28)	479	454,597
3.70%, 03/01/45 (Call 09/01/44)(a)	1,002	787,179
3.80%, 10/01/42 (Call 04/01/42)(a)	354	290,213
4.00%, 03/01/48 (Call 09/01/47)	435	362,718
4.00%, 03/01/49 (Call 09/01/48)	620	509,539
4.35%, 11/15/45 (Call 05/15/45)	330	285,672
4.60%, 08/15/43 (Call 02/15/43)	299	270,993
4.70%, 01/15/44 (Call 07/15/43)	345	315,398
6.45%, 01/15/38	819	907,359
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	645	597,938
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	676	536,068
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	411	294,489
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	395	277,961
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	218,598
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(a)	415	336,165
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	640	540,903
4.30%, 04/15/44 (Call 10/15/43)	500	432,876
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	334	297,145
Series A, 2.05%, 07/01/31 (Call 04/01/31)	435	352,468
Series A, 3.20%, 03/15/27 (Call 12/15/26)	657	619,266
Series A, 4.15%, 06/01/45 (Call 12/01/44)	240	201,988
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	522	432,072
3.20%, 12/01/51 (Call 06/01/51)(a)	460	324,724
3.30%, 12/01/24 (Call 09/01/24)	77	74,013
3.60%, 06/15/61 (Call 12/15/60)	610	448,083
3.70%, 11/15/59 (Call 05/15/59)	505	380,869
3.80%, 05/15/28 (Call 02/15/28)	355	338,374
3.85%, 06/15/46 (Call 12/15/45)	488	387,516
3.95%, 03/01/43 (Call 09/01/42)	300	244,654
4.45%, 03/15/44 (Call 09/15/43)	837	730,685
4.50%, 12/01/45 (Call 06/01/45)	570	495,702
4.50%, 05/15/58 (Call 11/15/57)	479	401,726
4.63%, 12/01/54 (Call 06/01/54)	740	640,973
5.70%, 06/15/40	355	356,678
6.15%, 11/15/52(a)	620	681,807
Series 05-A, 5.30%, 03/01/35	509	503,642

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-A, 5.85%, 03/15/36	$450	$455,684
Series 06-B, 6.20%, 06/15/36	290	308,581
Series 06-E, 5.70%, 12/01/36	655	646,269
Series 07-A, 6.30%, 08/15/37	683	728,938
Series 08-B, 6.75%, 04/01/38	844	929,291
Series 09-C, 5.50%, 12/01/39	528	521,300
Series 12-A, 4.20%, 03/15/42	539	453,637
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	439	342,233
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	926	836,408
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	560	456,485
Series A, 4.13%, 05/15/49 (Call 11/15/48)	570	463,803
Series B, 2.90%, 12/01/26 (Call 09/01/26)	440	407,049
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	767	709,577
Series C, 3.00%, 12/01/60 (Call 06/01/60)(a)	510	322,996
Series C, 4.00%, 11/15/57 (Call 05/15/57)	300	232,917
Series C, 4.30%, 12/01/56 (Call 06/01/56)	496	402,312
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	62,571
Series E, 4.65%, 12/01/48 (Call 06/01/48)	538	472,542
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 01/03/23)	470	450,279
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	785	704,804
5.20%, 04/11/38 (Call 01/11/38)(b)	260	233,483
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,431	1,373,787
5.60%, 06/15/42 (Call 12/15/41)	560	547,049
6.25%, 10/01/39	690	718,940
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	420	243,829
2.65%, 08/15/52 (Call 02/15/52)	330	210,587
3.10%, 08/15/50 (Call 02/15/50)	450	316,833
3.13%, 08/31/24 (Call 05/31/24)(a)	345	333,317
3.25%, 08/15/46 (Call 02/15/46)	440	320,298
3.50%, 08/01/51 (Call 02/01/51)	465	353,119
3.60%, 08/15/32 (Call 02/15/32)	125	115,278
3.75%, 02/15/50 (Call 08/15/49)	408	322,531
3.80%, 11/15/28 (Call 08/15/28)(a)	461	437,968
3.95%, 05/15/43 (Call 11/15/42)	395	330,830
3.95%, 07/15/47 (Call 01/15/47)	600	493,791
4.05%, 05/15/48 (Call 11/15/47)(a)	303	253,872
4.10%, 11/15/45 (Call 05/15/45)	45	36,479
4.20%, 09/01/52 (Call 03/01/52)(a)	170	147,362
4.35%, 04/15/49 (Call 10/15/48)	466	408,087
4.35%, 08/31/64 (Call 02/28/64)	180	147,637
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	450	361,984
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	175	140,105
4.15%, 05/15/45 (Call 11/15/44)	361	297,439
Dominion Energy Inc.
3.07%, 08/15/24(e)	760	734,472
3.90%, 10/01/25 (Call 07/01/25)	269	261,975
4.25%, 06/01/28 (Call 03/01/28)	383	366,953
4.35%, 08/15/32 (Call 05/15/32)	440	413,675
4.70%, 12/01/44 (Call 06/01/44)	580	504,347
4.85%, 08/15/52 (Call 02/15/52)(a)	540	478,753
5.38%, 11/15/32	300	300,018
5.75%, 10/01/54 (Call 10/01/24),
(3 mo. LIBOR US + 3.057%)(c)	458	426,650
7.00%, 06/15/38	591	642,598
Security	Par (000)	Value

Electric (continued)
Series A, 1.45%, 04/15/26 (Call 03/15/26)	$620	$557,184
Series A, 3.30%, 03/15/25 (Call 02/15/25)	563	541,290
Series A, 4.60%, 03/15/49 (Call 09/15/48)	284	244,289
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	430	323,000
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	120	113,530
Series B, 5.95%, 06/15/35(a)	595	602,562
Series C, 2.25%, 08/15/31 (Call 05/15/31)	760	608,446
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,231	1,090,489
Series C, 4.05%, 09/15/42 (Call 03/15/42)	624	495,264
Series C, 4.90%, 08/01/41 (Call 02/01/41)	441	396,868
Series D, 2.85%, 08/15/26 (Call 05/15/26)	487	451,764
Series E, 6.30%, 03/15/33	270	286,880
Series F, 5.25%, 08/01/33	464	453,282
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	207	185,239
5.10%, 06/01/65 (Call 12/01/64)	450	419,663
5.30%, 05/15/33(a)	505	513,239
5.45%, 02/01/41 (Call 08/01/40)	235	233,668
6.05%, 01/15/38	601	639,785
6.63%, 02/01/32(a)	532	588,206
Series A, 2.30%, 12/01/31 (Call 09/01/31)	360	292,673
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	274,154
2.95%, 03/01/50 (Call 09/01/49)	395	272,513
3.38%, 03/01/25 (Call 12/01/24)	182	176,770
3.65%, 03/15/24 (Call 12/15/23)	165	162,230
3.70%, 03/15/45 (Call 09/15/44)	433	347,746
3.70%, 06/01/46 (Call 12/01/45)	544	428,928
3.75%, 08/15/47 (Call 02/15/47)	612	483,343
3.95%, 06/15/42 (Call 12/15/41)	359	287,679
3.95%, 03/01/49 (Call 09/01/48)	479	396,881
4.30%, 07/01/44 (Call 01/01/44)	390	341,694
5.70%, 10/01/37	106	105,432
Series A, 1.90%, 04/01/28 (Call 02/01/28)	190	164,938
Series A, 3.00%, 03/01/32 (Call 12/01/31)	445	386,642
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	273,460
Series A, 4.05%, 05/15/48 (Call 11/15/47)	395	329,359
Series A, 6.63%, 06/01/36(a)	105	115,874
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	209,283
Series B, 3.65%, 03/01/52 (Call 09/01/51)	275	215,511
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	908	775,370
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,070	991,454
2.95%, 03/01/30 (Call 12/01/29)	399	342,275
Series C, 2.53%, 10/01/24(e)	599	571,921
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,033	922,875
Series F, 1.05%, 06/01/25 (Call 05/01/25)	788	713,982
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	481	416,404
2.45%, 02/01/30 (Call 11/01/29)	393	335,762
2.55%, 04/15/31 (Call 01/15/31)	462	390,566
2.85%, 03/15/32 (Call 12/15/31)(a)	455	389,973
2.95%, 12/01/26 (Call 09/01/26)	691	657,890
3.20%, 08/15/49 (Call 02/15/49)	669	479,235
3.45%, 04/15/51 (Call 10/15/50)	390	291,611
3.55%, 03/15/52 (Call 09/15/51)	595	453,750
3.70%, 12/01/47 (Call 06/01/47)	682	529,094
3.75%, 06/01/45 (Call 12/01/44)	509	403,008
3.88%, 03/15/46 (Call 09/15/45)	728	580,592
3.95%, 11/15/28 (Call 08/15/28)(a)	742	714,404

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 03/15/48 (Call 09/15/47)	$504	$409,384
4.00%, 09/30/42 (Call 03/30/42)	597	501,403
4.25%, 12/15/41 (Call 06/15/41)	505	440,410
5.30%, 02/15/40	532	532,840
6.00%, 01/15/38	632	669,360
6.05%, 04/15/38	1,292	1,369,809
6.10%, 06/01/37	536	559,570
6.45%, 10/15/32(a)	615	667,403
Series A, 6.00%, 12/01/28	406	430,365
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	817	737,080
2.45%, 06/01/30 (Call 03/01/30)	513	431,099
2.55%, 06/15/31 (Call 03/15/31)	792	651,393
2.65%, 09/01/26 (Call 06/01/26)	862	801,572
3.15%, 08/15/27 (Call 05/15/27)	717	664,978
3.25%, 01/15/82 (Call 01/15/27)(c)	364	258,013
3.30%, 06/15/41 (Call 12/15/40)	579	429,909
3.40%, 06/15/29 (Call 03/15/29)(a)	470	425,615
3.50%, 06/15/51 (Call 12/15/50)	639	455,117
3.75%, 04/15/24 (Call 01/15/24)	683	672,464
3.75%, 09/01/46 (Call 03/01/46)	1,395	1,040,982
3.95%, 08/15/47 (Call 02/15/47)	416	318,946
4.20%, 06/15/49 (Call 12/15/48)	643	510,515
4.30%, 03/15/28 (Call 02/15/28)	675	650,509
4.50%, 08/15/32 (Call 05/15/32)	955	906,084
4.80%, 12/15/45 (Call 06/15/45)(a)	542	479,987
5.00%, 08/15/52 (Call 02/15/52)(a)	810	736,074
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	415	333,761
2.40%, 12/15/31 (Call 09/15/31)(a)	607	499,060
2.50%, 12/01/29 (Call 09/01/29)	686	591,991
3.00%, 12/15/51 (Call 06/15/51)	495	340,226
3.20%, 01/15/27 (Call 10/15/26)(a)	587	557,261
3.40%, 10/01/46 (Call 04/01/46)	614	451,921
3.80%, 07/15/28 (Call 04/15/28)	328	313,213
3.85%, 11/15/42 (Call 05/15/42)	547	442,283
4.20%, 07/15/48 (Call 01/15/48)(a)	467	394,985
5.65%, 04/01/40	670	681,624
5.95%, 11/15/52	155	170,529
6.35%, 09/15/37	584	633,176
6.40%, 06/15/38(a)	513	569,103
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	590	378,253
3.75%, 05/15/46 (Call 11/15/45)	454	356,839
6.12%, 10/15/35	304	311,540
6.35%, 08/15/38(a)	542	584,041
6.45%, 04/01/39(a)	439	478,148
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	102,392
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	405	373,969
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	547	380,058
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	289	238,434
3.65%, 02/01/29 (Call 11/01/28)(a)	329	307,124
3.70%, 06/15/46 (Call 12/15/45)	370	276,422
4.30%, 02/01/49 (Call 08/01/48)	474	392,318
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	385	306,626
2.50%, 08/15/50 (Call 02/15/50)	467	286,759
2.90%, 08/15/51 (Call 02/15/51)	400	265,660
3.25%, 08/15/25 (Call 05/15/25)	614	592,838
Security	Par (000)	Value

Electric (continued)
3.40%, 04/01/32 (Call 01/01/32)(a)	$720	$641,983
3.45%, 03/15/29 (Call 12/15/28)(a)	389	360,526
3.60%, 09/15/47 (Call 03/15/47)	536	406,968
3.70%, 09/01/28 (Call 06/01/28)	481	458,777
3.70%, 10/15/46 (Call 04/15/46)	591	456,258
4.00%, 04/01/52 (Call 10/01/51)	415	339,460
4.10%, 05/15/42 (Call 11/15/41)	544	460,403
4.10%, 03/15/43 (Call 09/15/42)	359	303,361
4.15%, 12/01/44 (Call 06/01/44)	547	461,677
4.20%, 08/15/45 (Call 02/15/45)	734	621,658
4.38%, 03/30/44 (Call 09/30/43)	383	333,633
6.30%, 04/01/38	400	433,968
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	447	353,515
2.78%, 01/07/32 (Call 10/07/31)(b)	1,045	819,591
3.62%, 08/01/27 (Call 05/01/27)(b)	539	486,179
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	805	812,571
Edison International
3.55%, 11/15/24 (Call 10/15/24)	622	598,590
4.13%, 03/15/28 (Call 12/15/27)	580	535,959
4.70%, 08/15/25	565	552,436
4.95%, 04/15/25 (Call 03/15/25)(a)	579	571,635
5.75%, 06/15/27 (Call 04/15/27)(a)	586	592,201
6.95%, 11/15/29	485	508,224
EDP Finance BV
1.71%, 01/24/28(a)(b)	926	765,461
3.63%, 07/15/24(b)	1,015	981,396
6.30%, 10/11/27(a)	775	788,122
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	694	623,899
6.00%, 05/15/35	769	769,062
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	1,242	1,197,950
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,373,198
4.75%, 10/13/35 (Call 04/13/35)(b)	392	335,451
4.88%, 09/21/38 (Call 03/21/38)(b)	535	448,082
4.88%, 01/22/44(a)(b)	811	637,580
4.95%, 10/13/45 (Call 04/13/45)(b)	919	721,759
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	969	762,034
5.25%, 10/13/55 (Call 04/13/55)(b)	260	202,986
5.60%, 01/27/40(a)(b)	863	768,882
6.00%, 01/22/2114(b)	662	572,041
6.95%, 01/26/39(b)	1,144	1,177,972
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	40	40,587
Emera U.S. Finance LP
0.83%, 06/15/24(a)	410	380,018
2.64%, 06/15/31 (Call 03/15/31)	560	442,039
3.55%, 06/15/26 (Call 03/15/26)	675	633,143
4.75%, 06/15/46 (Call 12/15/45)	1,141	903,636
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	330	254,100
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	974	915,326
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	774	742,653
Enel Finance America LLC, 7.10%, 10/14/27	710	738,046
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	1,490	1,290,565
1.88%, 07/12/28 (Call 05/12/28)(b)	865	694,926
2.25%, 07/12/31 (Call 04/12/31)(b)	1,091	813,497
2.65%, 09/10/24(b)	1,008	963,286

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.88%, 07/12/41 (Call 01/12/41)(b)	$935	$568,496
3.50%, 04/06/28(b)	1,380	1,215,268
3.63%, 05/25/27(a)(b)	290	266,212
4.25%, 06/15/25(a)(b)	700	681,933
4.63%, 06/15/27 (Call 05/15/27)(b)	670	637,705
4.75%, 05/25/47(a)(b)	680	528,983
4.88%, 06/14/29(a)(b)	735	685,469
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	865	785,597
5.50%, 06/15/52 (Call 12/15/51)(b)	800	676,035
6.00%, 10/07/39(a)(b)	1,882	1,721,286
6.80%, 10/14/25(b)	550	569,536
6.80%, 09/15/37(b)	950	954,421
7.50%, 10/14/32 (Call 07/14/32)(b)	685	736,266
7.75%, 10/14/52 (Call 04/14/52)(a)(b)	570	627,640
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	422	415,670
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	50	40,170
4.50%, 01/29/25(a)(b)	320	306,400
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	680	423,178
3.35%, 06/15/52 (Call 12/15/51)	527	376,666
3.50%, 04/01/26 (Call 01/01/26)	588	567,781
3.70%, 06/01/24 (Call 03/01/24)	816	803,373
4.00%, 06/01/28 (Call 03/01/28)	335	316,350
4.20%, 04/01/49 (Call 10/01/48)	520	435,407
4.95%, 12/15/44 (Call 12/15/24)	346	306,954
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	982	875,339
1.90%, 06/15/28 (Call 04/15/28)(a)	705	597,557
2.40%, 06/15/31 (Call 03/05/31)	513	408,651
2.80%, 06/15/30 (Call 03/15/30)	651	549,854
2.95%, 09/01/26 (Call 06/01/26)	721	673,083
3.75%, 06/15/50 (Call 12/15/49)(a)	598	450,185
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 01/03/23)(a)	20	18,581
1.60%, 12/15/30 (Call 09/15/30)	321	248,545
2.35%, 06/15/32 (Call 03/15/32)	549	440,808
2.40%, 10/01/26 (Call 07/01/26)	804	731,898
2.90%, 03/15/51 (Call 09/15/50)	758	497,883
3.05%, 06/01/31 (Call 03/01/31)	655	564,757
3.10%, 06/15/41 (Call 12/15/40)	115	86,652
3.12%, 09/01/27 (Call 06/01/27)(a)	621	576,010
3.25%, 04/01/28 (Call 01/01/28)	514	470,433
4.00%, 03/15/33 (Call 12/15/32)	219	199,165
4.20%, 09/01/48 (Call 03/01/48)	571	476,632
4.20%, 04/01/50 (Call 10/01/49)	515	425,561
4.44%, 01/15/26 (Call 10/15/25)	5	4,867
4.75%, 09/15/52 (Call 03/15/52)	540	487,097
4.95%, 01/15/45 (Call 01/15/25)	505	457,825
5.40%, 11/01/24	462	466,226
5.59%, 10/01/24(a)	191	194,538
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	505	450,235
3.50%, 06/01/51 (Call 03/01/51)	200	146,171
3.85%, 06/01/49 (Call 12/01/48)	432	335,160
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	518	405,025
3.55%, 09/30/49 (Call 03/30/49)	453	332,415
4.00%, 03/30/29 (Call 12/30/28)(a)	275	261,412
Security	Par (000)	Value

Electric (continued)
4.50%, 03/30/39 (Call 09/30/38)	$526	$460,060
5.00%, 09/15/52 (Call 03/15/52)(a)	200	184,652
5.15%, 06/01/45 (Call 06/01/25)	130	119,217
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	908	861,205
2.90%, 09/15/29 (Call 06/15/29)	694	599,092
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	64,951
3.10%, 04/01/27 (Call 01/01/27)	470	438,801
3.25%, 12/01/25 (Call 09/01/25)	779	739,588
3.25%, 09/01/49 (Call 03/01/49)	420	297,144
3.45%, 04/15/50 (Call 10/15/49)	280	203,316
4.10%, 04/01/43 (Call 10/01/42)	317	261,317
4.13%, 03/01/42 (Call 09/01/41)	565	474,433
4.25%, 12/01/45 (Call 06/01/45)	226	186,268
4.63%, 09/01/43 (Call 03/01/43)	271	229,628
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	140	136,168
4.20%, 06/15/47 (Call 12/15/46)	410	336,918
4.20%, 03/15/48 (Call 09/15/47)	342	278,391
5.30%, 10/01/41 (Call 04/01/41)	634	609,677
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	382	308,952
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	386	320,659
Series B, 6.05%, 11/15/35(a)	74	76,937
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	975	874,862
5.15%, 12/15/27(b)	600	602,091
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	635	527,486
2.90%, 03/01/27 (Call 02/01/27)	705	646,881
3.35%, 03/15/26 (Call 12/15/25)	435	406,588
3.38%, 03/01/32 (Call 12/01/31)(a)	505	442,420
3.45%, 01/15/50 (Call 07/15/49)(a)	595	434,679
4.20%, 06/27/24(a)	340	335,335
4.60%, 07/01/27 (Call 06/01/27)	565	559,276
Series H, 3.15%, 01/15/25 (Call 10/15/24).	286	274,695
Series L, 2.90%, 10/01/24 (Call 08/01/24)	489	469,666
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	385	354,421
Series N, 3.80%, 12/01/23 (Call 11/01/23)	350	345,853
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	664	631,391
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	553,728
Series R, 1.65%, 08/15/30 (Call 05/15/30)	547	428,630
Series U, 1.40%, 08/15/26 (Call 07/15/26)	285	251,075
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	475	437,826
3.35%, 03/15/32 (Call 12/15/31)(a)(b)	525	461,259
3.40%, 04/15/26 (Call 01/15/26)	621	593,700
3.95%, 06/15/25 (Call 03/15/25)	713	698,393
4.05%, 04/15/30 (Call 01/15/30)	572	539,652
4.10%, 03/15/52 (Call 09/15/51)(a)(b)	785	640,664
4.45%, 04/15/46 (Call 10/15/45)	589	503,156
4.70%, 04/15/50 (Call 10/15/49)	488	430,715
4.95%, 06/15/35 (Call 12/15/34)	725	702,091
5.10%, 06/15/45 (Call 12/15/44)	541	509,563
5.63%, 06/15/35(a)	550	563,307
7.60%, 04/01/32(a)	525	601,582
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	766	747,341
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	584	480,316

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	$290	$264,006
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	745	649,826
4.35%, 01/15/25 (Call 10/15/24)(b)	750	731,542
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	455	370,727
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	500	463,069
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	217	182,072
2.85%, 04/01/25 (Call 03/01/25)	1,960	1,881,040
2.88%, 12/04/51 (Call 06/04/51)	970	676,136
3.13%, 12/01/25 (Call 06/01/25)	1,591	1,527,775
3.15%, 10/01/49 (Call 04/01/49)	158	115,922
3.25%, 06/01/24 (Call 12/01/23)	503	492,491
3.70%, 12/01/47 (Call 06/01/47)	639	517,623
3.80%, 12/15/42 (Call 06/15/42)	337	282,661
3.95%, 03/01/48 (Call 09/01/47)	770	646,213
3.99%, 03/01/49 (Call 09/01/48)	560	471,793
4.05%, 06/01/42 (Call 12/01/41)	635	552,592
4.05%, 10/01/44 (Call 04/01/44)	435	373,296
4.13%, 02/01/42 (Call 08/01/41)	575	505,178
4.13%, 06/01/48 (Call 12/01/47)	507	436,726
4.95%, 06/01/35	590	582,907
5.13%, 06/01/41 (Call 12/01/40)(a)	260	249,586
5.25%, 02/01/41 (Call 08/01/40)	625	624,781
5.63%, 04/01/34	82	86,118
5.65%, 02/01/37	765	780,733
5.69%, 03/01/40	935	972,378
5.95%, 10/01/33	590	626,243
5.95%, 02/01/38	840	894,394
5.96%, 04/01/39	510	545,595
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,215	1,131,433
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	340	323,368
3.25%, 03/30/27 (Call 12/30/26)	280	259,427
4.30%, 03/15/42(a)	1,048	910,335
4.30%, 03/15/43	837	718,805
4.70%, 05/15/32 (Call 02/15/32)(a)	520	505,519
5.13%, 05/15/52 (Call 11/15/51)	570	546,693
5.40%, 06/01/40(a)	159	149,307
Series 10-C, 4.75%, 09/01/40.	684	631,713
Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	937	888,813
Series A, 3.25%, 03/15/51 (Call 09/15/50)	750	528,576
Series B, 2.65%, 09/15/29 (Call 06/15/29)	618	530,815
Series B, 3.70%, 01/30/50 (Call 07/30/49)	497	378,421
Great River Energy, 6.25%, 07/01/38(b)	285	291,585
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	70,610
Iberdrola International BV
5.81%, 03/15/25(a)	270	277,347
6.75%, 07/15/36	665	705,142
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)(a)	65	48,850
Series K, 4.20%, 03/01/48 (Call 09/01/47)	470	382,545
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	269,504
3.85%, 05/15/28 (Call 02/15/28)(a)	255	241,469
4.25%, 08/15/48 (Call 02/15/48)	470	387,370
6.05%, 03/15/37	365	380,056
Series K, 4.55%, 03/15/46 (Call 09/15/45)	455	388,560
Series L, 3.75%, 07/01/47 (Call 01/01/47)	402	301,638
Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)(b)	$705	$574,450
4.70%, 09/01/45 (Call 03/01/45)(b)	305	267,658
5.65%, 12/01/32(b)	750	777,894
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	48,956
4.75%, 01/15/51 (Call 07/15/50)(a)(b)	450	325,400
4.88%, 01/14/48(b)	487	350,640
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,225	955,745
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(a)(b)	65	51,305
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	204	167,937
3.10%, 11/30/51 (Call 05/30/51).	435	288,840
3.25%, 12/01/24 (Call 09/01/24)	650	626,913
3.40%, 08/15/25 (Call 05/15/25)	310	295,616
3.50%, 09/30/49 (Call 03/30/49)	320	232,968
3.60%, 04/01/29 (Call 01/01/29)	264	243,498
3.70%, 09/15/46 (Call 03/15/46)	390	287,438
4.10%, 09/26/28 (Call 06/26/28)	545	523,302
4.70%, 10/15/43 (Call 04/15/43)	347	289,420
6.25%, 07/15/39	401	419,425
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	455	440,644
4.25%, 05/01/30 (Call 02/01/30)	580	519,607
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,378,431
7.75%, 12/15/27(a)(b)	100	108,313
Series 6, 5.00%, 11/12/24(b)	1,000	986,237
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	642	545,316
3.25%, 06/30/26 (Call 03/30/26)	740	692,726
3.35%, 11/15/27 (Call 08/15/27)	727	670,030
3.65%, 06/15/24 (Call 03/15/24)	280	272,441
4.95%, 09/22/27 (Call 08/22/27)(b)	420	417,183
5.30%, 07/01/43 (Call 01/01/43)	650	594,182
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	340	276,490
4.30%, 01/15/26 (Call 10/15/25)(b)	885	855,479
4.70%, 04/01/24 (Call 01/01/24)(b)	350	345,353
6.15%, 06/01/37	143	142,820
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)(b)	660	603,850
4.88%, 05/24/26 (Call 02/24/26)(a)(b)	50	48,000
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	685	651,884
3.30%, 06/01/50 (Call 12/01/49)	390	278,179
4.38%, 10/01/45 (Call 04/01/45)	347	296,300
5.13%, 11/01/40 (Call 05/01/40)	815	773,155
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	231,419
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	1,360	1,244,917
3.60%, 05/06/25(a)(b)	135	129,170
Korea Electric Power Corp., 2.50%, 06/24/24(b)	555	533,805
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	455,920
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	883	667,118
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	452	386,575
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	447	371,550

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.38%, 10/01/45 (Call 04/01/45)	$313	$267,268
4.65%, 11/15/43 (Call 05/15/43)	375	324,714
5.13%, 11/15/40 (Call 05/15/40)	320	297,270
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	151	144,905
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	110,634
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	665	502,295
4.00%, 08/15/46 (Call 02/15/46)(b)	470	351,152
5.90%, 11/15/39(b)	705	696,047
Metropolitan Edison Co.
4.00%, 04/15/25(b)	160	153,085
4.30%, 01/15/29 (Call 10/15/28)(b)	925	871,777
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	208	198,045
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(a)	625	407,951
3.10%, 05/01/27 (Call 02/01/27)	368	347,172
3.15%, 04/15/50 (Call 10/15/49)(a)	905	646,007
3.50%, 10/15/24 (Call 07/15/24)	550	538,359
3.65%, 04/15/29 (Call 01/15/29)	757	713,582
3.65%, 08/01/48 (Call 02/01/48)	697	548,863
3.95%, 08/01/47 (Call 02/01/47)	590	487,330
4.25%, 05/01/46 (Call 11/01/45)	481	411,422
4.25%, 07/15/49 (Call 01/15/49)	807	695,405
4.40%, 10/15/44 (Call 04/15/44)	453	399,636
4.80%, 09/15/43 (Call 03/15/43)	405	377,167
5.75%, 11/01/35	155	162,332
5.80%, 10/15/36	675	717,466
6.75%, 12/30/31(a)	990	1,118,563
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	698	658,315
Minejesa Capital BV
4.63%, 08/10/30(b)	889	773,430
5.63%, 08/10/37(b)	320	246,253
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	536	503,181
Series 12-A, 4.25%, 03/15/42	423	349,277
Series B, 3.10%, 07/30/51 (Call 01/30/51)	321	210,025
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	540	508,241
4.10%, 04/15/24 (Call 01/15/24)(a)(b)	457	448,178
5.40%, 12/15/43 (Call 06/15/43)(b)	365	352,938
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	697	628,759
3.92%, 08/01/28 (Call 05/01/28)(b)	215	201,680
4.17%, 12/10/42(b)	320	256,560
5.64%, 03/15/40(b)	186	184,740
National Grid USA
5.80%, 04/01/35	435	408,565
8.00%, 11/15/30(a)	125	138,108
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	377	357,316
1.00%, 06/15/26 (Call 05/15/26)	727	643,159
1.35%, 03/15/31 (Call 12/15/30)	909	680,808
1.65%, 06/15/31 (Call 03/15/31)	523	401,925
1.88%, 02/07/25	645	605,222
2.40%, 03/15/30 (Call 12/15/29)	445	374,959
2.75%, 04/15/32 (Call 01/15/32)	225	187,556
2.85%, 01/27/25 (Call 10/27/24)(a)	247	237,729
2.95%, 02/07/24 (Call 12/07/23)	461	450,371
Security	Par (000)	Value

Electric (continued)
3.05%, 04/25/27 (Call 01/25/27)	$610	$567,283
3.25%, 11/01/25 (Call 08/01/25)	348	332,104
3.40%, 02/07/28 (Call 11/07/27)	446	415,451
3.45%, 06/15/25	505	486,868
3.70%, 03/15/29 (Call 12/15/28)	592	542,363
3.90%, 11/01/28 (Call 08/01/28)(a)	474	448,720
4.02%, 11/01/32 (Call 05/01/32)	326	298,360
4.15%, 12/15/32 (Call 09/15/32)	395	369,978
4.30%, 03/15/49 (Call 09/15/48)	373	313,178
4.40%, 11/01/48 (Call 05/01/48)	435	369,766
5.25%, 04/20/46 (Call 04/20/26),
(3 mo. LIBOR US + 3.630%)(c)	248	222,592
5.45%, 10/30/25	320	324,687
5.80%, 01/15/33	475	500,487
Series C, 8.00%, 03/01/32	785	938,067
Series D, 1.00%, 10/18/24	465	431,940
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	537	511,196
5.45%, 05/15/41 (Call 11/15/40)	185	175,208
5.90%, 05/01/53 (Call 11/01/52)(a)	120	130,084
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	354	333,001
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	671	565,738
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	395	268,859
Series N, 6.65%, 04/01/36	150	165,115
Series R, 6.75%, 07/01/37	185	204,026
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	475	294,603
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	385	289,957
5.94%, 11/25/52(b)	225	231,927
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	475	374,734
3.25%, 12/01/26 (Call 09/01/26)(b)	242	227,538
3.30%, 09/15/49 (Call 03/15/49)(b)	792	550,483
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,965	1,751,709
1.90%, 06/15/28 (Call 04/15/28)	427	366,207
2.25%, 06/01/30 (Call 03/01/30)	1,237	1,026,160
2.44%, 01/15/32 (Call 10/15/31)	1,429	1,163,927
2.75%, 11/01/29 (Call 08/01/29)	1,035	899,345
3.00%, 01/15/52 (Call 07/15/51)(a)	500	343,055
3.50%, 04/01/29 (Call 01/01/29)	900	825,405
3.55%, 05/01/27 (Call 02/01/27)	340	322,361
3.80%, 03/15/82 (Call 03/15/27)(a)(c)	415	325,358
4.20%, 06/20/24	580	571,992
4.26%, 09/01/24	300	296,114
4.45%, 06/20/25	985	978,827
4.63%, 07/15/27 (Call 06/15/27)	1,335	1,323,979
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(c)	371	296,601
5.00%, 07/15/32 (Call 04/15/32)	1,055	1,053,827
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(c)	976	858,484
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	631	503,023
2.76%, 01/10/32 (Call 10/10/31)(b)	385	314,826
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	420	260,639
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	525	504,152
4.12%, 11/28/42(a)(b)	305	242,147
4.28%, 12/15/28 (Call 09/15/28)(b)	988	920,428
4.28%, 10/01/34 (Call 04/01/34)(b)	401	355,973

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	$535	$543,231
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	180	150,736
2.60%, 06/01/51 (Call 12/01/50)	382	246,881
2.90%, 03/01/50 (Call 09/01/49)	526	365,697
3.20%, 04/01/52 (Call 10/01/51)	327	236,836
3.40%, 08/15/42 (Call 02/15/42)	416	328,327
3.60%, 05/15/46 (Call 11/15/45)(a)	429	336,579
3.60%, 09/15/47 (Call 03/15/47)	571	446,131
4.00%, 08/15/45 (Call 02/15/45)	461	383,715
4.13%, 05/15/44 (Call 11/15/43)	332	286,642
4.50%, 06/01/52 (Call 12/01/51)(a)	515	473,575
4.85%, 08/15/40 (Call 02/15/40)(a)	336	310,394
5.25%, 07/15/35(a)	170	168,547
5.35%, 11/01/39(a)	298	302,957
6.20%, 07/01/37	509	556,787
6.25%, 06/01/36	555	605,900
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	395	320,932
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	781	699,526
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	668	571,632
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	603	582,760
4.45%, 06/15/29 (Call 03/15/29)(b)	787	724,383
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	308,453
3.10%, 06/01/51 (Call 12/01/50)	520	362,725
3.20%, 05/15/27 (Call 02/15/27)(a)	619	583,513
3.25%, 11/15/25 (Call 08/15/25)(a)	327	310,546
3.25%, 05/15/29 (Call 02/15/29)	695	636,744
3.95%, 04/01/30 (Call 01/01/30)	330	313,247
4.40%, 03/01/44 (Call 09/01/43)	210	184,910
4.55%, 06/01/52 (Call 12/01/51)(a)	1,114	1,018,471
5.50%, 03/15/40	465	472,466
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(a)	275	198,891
4.20%, 12/01/42(a)	365	269,130
4.25%, 04/01/46 (Call 10/01/45)(a)	910	682,280
4.55%, 06/01/44	355	271,895
5.05%, 10/01/48 (Call 04/01/48)	394	342,899
5.25%, 09/01/50	400	347,968
5.38%, 11/01/40(a)	445	404,450
5.95%, 11/01/39	511	499,109
6.19%, 01/01/31(b)	155	156,490
Ohio Edison Co.
6.88%, 07/15/36	555	606,081
8.25%, 10/15/38	300	361,396
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	290	229,323
4.15%, 04/01/48 (Call 10/01/47)	360	290,991
Series D, 6.60%, 03/01/33(a).	610	650,955
Series F, 5.85%, 10/01/35	340	341,403
Series G, 6.60%, 02/15/33	390	414,418
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	345	293,302
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	317	245,403
Series R, 2.90%, 10/01/51 (Call 04/01/51)	280	186,179
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	396	350,597
3.30%, 03/15/30 (Call 09/15/29)	365	325,002
3.80%, 08/15/28 (Call 02/15/28)(a)	486	456,113
3.85%, 08/15/47 (Call 02/15/47)	280	216,445
Security	Par (000)	Value

Electric (continued)
3.90%, 05/01/43 (Call 11/01/42)	$35	$27,279
4.00%, 12/15/44 (Call 06/15/44)	225	174,686
4.15%, 04/01/47 (Call 10/01/46)	1,275	1,036,886
4.55%, 03/15/44 (Call 09/15/43)	250	209,247
5.25%, 05/15/41 (Call 11/15/40)	60	55,233
5.85%, 06/01/40	170	167,729
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	789	700,982
2.70%, 11/15/51 (Call 05/15/51)	1,130	743,934
2.75%, 06/01/24 (Call 05/01/24)	528	511,094
2.75%, 05/15/30 (Call 02/15/30)	500	436,909
2.95%, 04/01/25 (Call 01/01/25)(a)	568	544,271
3.10%, 09/15/49 (Call 03/15/49)	418	298,829
3.70%, 11/15/28 (Call 08/15/28).	280	264,659
3.70%, 05/15/50 (Call 11/15/49).	374	297,125
3.75%, 04/01/45 (Call 10/01/44)	360	291,946
3.80%, 09/30/47 (Call 03/30/47)	435	354,191
3.80%, 06/01/49 (Call 12/01/48)	525	424,483
4.10%, 11/15/48 (Call 05/15/48)	383	324,318
4.15%, 06/01/32 (Call 03/01/32)(b)	325	311,122
4.55%, 09/15/32 (Call 06/15/32)(b)	230	226,492
4.55%, 12/01/41 (Call 06/01/41)	290	268,426
4.60%, 06/01/52 (Call 12/01/51)(a)(b)	790	734,701
5.25%, 09/30/40	210	209,906
5.30%, 06/01/42 (Call 12/01/41)(a)	410	413,938
5.35%, 10/01/52 (Call 04/01/52)(a)	287	295,821
7.00%, 05/01/32(a)	430	490,618
7.25%, 01/15/33	400	470,617
7.50%, 09/01/38	440	537,540
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	540	459,479
2.50%, 02/01/31 (Call 11/01/30)	1,477	1,158,302
2.95%, 03/01/26 (Call 12/01/25)	882	807,157
3.00%, 06/15/28 (Call 04/15/28)(a)	475	408,951
3.15%, 01/01/26	960	889,576
3.25%, 06/01/31 (Call 03/01/31)	700	576,045
3.30%, 03/15/27 (Call 12/15/26)	330	291,478
3.30%, 12/01/27 (Call 09/01/27)(a)	1,190	1,047,805
3.30%, 08/01/40 (Call 02/01/40)	1,281	893,534
3.40%, 08/15/24 (Call 05/15/24)	162	154,715
3.45%, 07/01/25	807	763,720
3.50%, 06/15/25 (Call 03/15/25)	729	688,592
3.50%, 08/01/50 (Call 02/01/50)	1,507	977,151
3.75%, 02/15/24 (Call 11/15/23)(a)	335	328,715
3.75%, 07/01/28	619	545,831
3.75%, 08/15/42 (Call 02/15/42)	424	289,768
3.95%, 12/01/47 (Call 06/01/47)(a)	701	488,835
4.00%, 12/01/46 (Call 06/01/46)	638	436,237
4.20%, 03/01/29 (Call 01/01/29)(a)	760	681,598
4.20%, 06/01/41 (Call 12/01/40)	905	687,104
4.25%, 03/15/46 (Call 09/15/45)	680	484,273
4.30%, 03/15/45 (Call 09/15/44)	650	473,600
4.40%, 03/01/32 (Call 12/01/31)	795	696,899
4.45%, 04/15/42 (Call 10/15/41)	321	241,790
4.50%, 07/01/40 (Call 01/01/40)	1,915	1,527,414
4.50%, 12/15/41 (Call 06/15/41)(a)	25	17,858
4.55%, 07/01/30 (Call 01/01/30)	2,552	2,327,979
4.60%, 06/15/43 (Call 12/15/42)	415	320,062
4.65%, 08/01/28 (Call 05/01/28)	420	382,030
4.75%, 02/15/44 (Call 08/15/43)	742	580,325

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 06/08/25	$755	$740,993
4.95%, 07/01/50 (Call 01/01/50)	2,241	1,794,039
5.25%, 03/01/52 (Call 09/01/51)	1,185	986,063
5.45%, 06/15/27 (Call 05/15/27)	865	843,064
5.90%, 06/15/32 (Call 03/15/32)	920	897,848
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	352	300,873
2.90%, 06/15/52 (Call 12/15/51)	830	559,788
3.30%, 03/15/51 (Call 09/15/50)	547	394,422
3.35%, 07/01/25 (Call 04/01/25)(a)	190	182,055
3.50%, 06/15/29 (Call 03/15/29)	445	409,242
3.60%, 04/01/24 (Call 01/01/24)	392	386,198
4.10%, 02/01/42 (Call 08/01/41)	645	545,074
4.13%, 01/15/49 (Call 07/15/48)	507	420,526
4.15%, 02/15/50 (Call 08/15/49)	342	284,234
5.25%, 06/15/35	195	191,433
5.35%, 12/01/53	1,000	1,005,938
5.75%, 04/01/37	682	694,766
6.00%, 01/15/39	631	661,227
6.10%, 08/01/36	519	533,568
6.25%, 10/15/37	513	545,845
6.35%, 07/15/38	289	312,561
7.70%, 11/15/31(a)	142	165,843
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	533	354,548
2.85%, 09/15/51 (Call 03/15/51)	365	243,567
3.00%, 09/15/49 (Call 03/15/49)	335	233,179
3.05%, 03/15/51 (Call 09/15/50)	365	254,115
3.15%, 10/15/25 (Call 07/15/25)(a)	347	333,484
3.70%, 09/15/47 (Call 03/15/47)	425	337,168
3.90%, 03/01/48 (Call 09/01/47)	540	440,428
4.15%, 10/01/44 (Call 04/01/44)	360	306,119
4.38%, 08/15/52 (Call 02/15/52)	230	203,907
4.60%, 05/15/52 (Call 11/15/51)(a)	310	284,983
4.80%, 10/15/43 (Call 04/15/43)	245	219,215
5.95%, 10/01/36	170	180,215
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	350	317,054
3.60%, 06/01/29 (Call 03/01/29)(b)	310	281,248
6.15%, 10/01/38	510	515,489
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	575	503,707
4.00%, 06/30/50 (Call 12/30/49)(b)	890	623,072
4.13%, 05/15/27(b)	1,307	1,233,651
5.45%, 05/21/28(b)	895	882,193
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	567	455,311
3.38%, 02/05/30(b)	225	190,366
4.38%, 02/05/50(b)	600	435,630
4.88%, 07/17/49(b)	741	578,758
5.25%, 10/24/42(a)(b)	973	853,934
5.25%, 05/15/47(b)	465	382,508
6.15%, 05/21/48(b)	900	829,791
6.25%, 01/25/49(b)	494	458,011
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	512	461,970
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	250	246,108
4.15%, 03/15/43 (Call 09/15/42)	633	538,585
Security	Par (000)	Value

Electric (continued)
6.50%, 11/15/37	$403	$444,011
7.90%, 12/15/38	35	42,581
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	903	843,429
4.13%, 04/15/30 (Call 01/15/30)	189	175,288
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	399	272,607
3.95%, 06/01/47 (Call 12/01/46)	392	322,171
4.13%, 06/15/44 (Call 12/15/43)	325	272,577
4.15%, 10/01/45 (Call 04/01/45)(a)	386	323,133
4.15%, 06/15/48 (Call 12/15/47)	474	401,171
4.75%, 07/15/43 (Call 01/15/43)	155	142,267
6.25%, 05/15/39	345	372,215
Progress Energy Inc.
6.00%, 12/01/39	379	382,636
7.00%, 10/30/31(a)	505	552,898
7.75%, 03/01/31	674	769,542
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	265	212,251
2.90%, 05/15/25 (Call 11/15/24)	853	813,348
3.55%, 06/15/46 (Call 12/15/45)	550	411,590
3.60%, 09/15/42 (Call 03/15/42)	363	288,220
3.70%, 06/15/28 (Call 12/15/27)	158	149,714
3.80%, 06/15/47 (Call 12/15/46)	503	402,190
3.95%, 03/15/43 (Call 09/15/42)	350	280,151
4.05%, 09/15/49 (Call 03/15/49)	385	319,308
4.10%, 06/01/32 (Call 03/01/32)(a)	230	218,994
4.10%, 06/15/48 (Call 12/15/47)	345	289,540
4.30%, 03/15/44 (Call 09/15/43)	396	343,947
4.50%, 06/01/52 (Call 12/01/51)(a)	315	283,387
4.75%, 08/15/41 (Call 02/15/41)	185	165,996
6.50%, 08/01/38(a)	15	16,705
Series 17, 6.25%, 09/01/37	304	333,962
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	507	366,900
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	761	616,019
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	480	313,682
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	385	298,603
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	425	350,290
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	250	239,946
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(a)	230	247,860
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	230	185,997
Series K, 3.15%, 08/15/51 (Call 02/15/51)	150	100,905
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	642	571,713
1.90%, 08/15/31 (Call 05/15/31)(a)	400	322,269
2.05%, 08/01/50 (Call 02/01/50)(a)	506	285,729
2.25%, 09/15/26 (Call 06/15/26)	345	315,387
2.45%, 01/15/30 (Call 10/15/29)	530	456,866
2.70%, 05/01/50 (Call 11/01/49)	490	322,050
3.00%, 05/15/25 (Call 02/15/25)	347	332,973
3.00%, 05/15/27 (Call 02/15/27)	575	537,499
3.00%, 03/01/51 (Call 09/01/50)	384	264,443
3.05%, 11/15/24 (Call 08/15/24)	100	96,384
3.10%, 03/15/32 (Call 12/15/31)(a)	260	229,828
3.15%, 08/15/24 (Call 05/15/24)	32	31,094
3.15%, 01/01/50 (Call 07/01/49)	325	230,768
3.20%, 05/15/29 (Call 02/15/29)	95	86,896

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 08/01/49 (Call 02/01/49)	$326	$234,208
3.60%, 12/01/47 (Call 06/01/47)	379	294,898
3.65%, 09/01/28 (Call 06/01/28)	577	544,413
3.65%, 09/01/42 (Call 03/01/42)(a)	350	283,369
3.70%, 05/01/28 (Call 02/01/28)(a)	110	104,745
3.80%, 01/01/43 (Call 07/01/42)	530	435,268
3.80%, 03/01/46 (Call 09/01/45)	325	259,460
3.85%, 05/01/49 (Call 11/01/48)	314	251,144
3.95%, 05/01/42 (Call 11/01/41)	385	323,705
4.05%, 05/01/48 (Call 11/01/47)	240	200,647
4.15%, 11/01/45 (Call 05/01/45)	300	248,396
4.90%, 12/15/32	480	479,688
5.38%, 11/01/39(a)	300	292,166
5.50%, 03/01/40	395	401,419
5.80%, 05/01/37	295	308,586
Series I, 4.00%, 06/01/44 (Call 12/01/43)	360	286,668
Series K, 4.05%, 05/01/45 (Call 11/01/44)	185	147,317
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	468	418,622
1.60%, 08/15/30 (Call 05/15/30)	472	367,913
2.45%, 11/15/31 (Call 08/15/31)	180	145,050
2.88%, 06/15/24 (Call 05/15/24)	786	758,771
5.85%, 11/15/27 (Call 10/15/27)	125	128,777
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	670	573,382
3.65%, 05/15/25 (Call 02/15/25)(a)	1,032	982,649
4.10%, 06/15/30 (Call 03/15/30)	535	480,648
4.22%, 03/15/32 (Call 12/15/31)	475	423,799
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	255	166,427
3.25%, 09/15/49 (Call 03/15/49)	405	280,607
4.22%, 06/15/48 (Call 12/15/47)(a)	355	294,683
4.30%, 05/20/45 (Call 11/20/44)	357	299,920
4.43%, 11/15/41 (Call 05/15/41)	409	346,691
5.48%, 06/01/35	200	194,248
5.64%, 04/15/41 (Call 10/15/40)	175	175,275
5.76%, 10/01/39	580	582,138
5.76%, 07/15/40	335	333,082
5.80%, 03/15/40	505	513,421
6.27%, 03/15/37	210	217,421
6.72%, 06/15/36(a)	230	249,661
7.02%, 12/01/27(a)	380	408,166
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	864	796,946
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,075	998,645
3.70%, 03/15/52 (Call 09/15/51)	120	94,810
3.95%, 11/15/41	282	224,260
4.15%, 05/15/48 (Call 11/15/47)	349	290,709
4.30%, 04/01/42 (Call 10/01/41)	361	300,382
4.50%, 08/15/40	749	674,228
5.35%, 05/15/35	100	98,495
5.35%, 05/15/40	175	167,414
6.00%, 06/01/26	60	62,498
6.00%, 06/01/39(a)	245	257,939
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	322	252,777
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	420	346,795
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	382	274,987
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	708	567,686
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	755	525,192
Security	Par (000)	Value

Electric (continued)
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	$500	$431,151
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	775	722,852
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,222	1,203,137
5.50%, 04/08/44(a)(b)	1,036	1,025,290
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	929	862,612
3.30%, 04/01/25 (Call 03/01/25)	300	289,413
3.40%, 02/01/28 (Call 11/01/27)	1,047	968,446
3.70%, 04/01/29 (Call 02/01/29)	405	371,182
3.80%, 02/01/38 (Call 08/01/37)	763	621,216
4.00%, 02/01/48 (Call 08/01/47)	410	315,697
4.13%, 04/01/52 (Call 01/01/27)(c)	845	657,069
6.00%, 10/15/39	624	630,063
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	767	719,564
Series P, 6.75%, 07/01/37	180	198,527
Solar Star Funding LLC
3.95%, 06/30/35(b)	82	75,981
5.38%, 06/30/35(a)(b)	98	97,615
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	547	518,846
2.25%, 06/01/30 (Call 03/01/30)	593	493,272
2.75%, 02/01/32 (Call 11/01/31)(a)	415	347,710
2.85%, 08/01/29 (Call 05/01/29)(a)	286	250,136
3.45%, 02/01/52 (Call 08/01/51)	250	180,435
3.65%, 02/01/50 (Call 08/01/49)	1,152	859,582
3.90%, 12/01/41 (Call 06/01/41)	293	222,423
4.00%, 04/01/47 (Call 10/01/46)	1,288	1,011,306
4.05%, 03/15/42 (Call 09/15/41)	310	248,742
4.50%, 09/01/40 (Call 03/01/40)	552	478,798
4.65%, 10/01/43 (Call 04/01/43)	611	534,599
5.50%, 03/15/40	489	473,949
5.63%, 02/01/36(a)	190	186,148
5.85%, 11/01/27 (Call 10/01/27)	740	764,313
6.00%, 01/15/34(a)	547	570,090
6.05%, 03/15/39(a)	600	610,442
6.65%, 04/01/29	355	368,099
Series 04-G, 5.75%, 04/01/35	320	321,437
Series 05-B, 5.55%, 01/15/36	215	201,584
Series 05-E, 5.35%, 07/15/35	432	418,974
Series 06-E, 5.55%, 01/15/37	595	586,122
Series 08-A, 5.95%, 02/01/38	535	543,988
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	455	348,364
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	516	459,314
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	660	433,587
Series A, 4.20%, 03/01/29 (Call 12/01/28)	413	392,542
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	390	364,376
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	687	604,125
Series C, 3.60%, 02/01/45 (Call 08/01/44)	585	425,930
Series C, 4.13%, 03/01/48 (Call 09/01/47)	845	675,144
Series C, 4.20%, 06/01/25	745	733,968
Series D, 4.70%, 06/01/27 (Call 05/01/27)	520	513,195
Series E, 3.70%, 08/01/25 (Call 06/01/25)	641	623,152
Series E, 5.45%, 06/01/52 (Call 12/01/51)	405	391,383
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	265	218,283
Series H, 3.65%, 06/01/51 (Call 12/01/50)	500	372,681
Series K, 0.98%, 08/01/24	490	458,255
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,462	1,388,495

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 07/01/36 (Call 01/01/36)(a)	$319	$282,129
4.40%, 07/01/46 (Call 01/01/46)	1,865	1,567,277
4.48%, 08/01/24(e)	50	49,242
5.11%, 08/01/27	600	598,033
5.15%, 10/06/25	380	382,419
5.70%, 10/15/32(a)	550	565,799
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	586	554,236
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	665	533,430
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)(a)	507	426,726
Series A, 3.70%, 04/30/30 (Call 01/30/30)	470	425,318
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	935	824,284
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	637	562,670
4.15%, 12/01/25 (Call 09/01/25)	1,144	1,127,504
5.15%, 09/15/41	553	502,157
5.25%, 07/15/43	651	590,591
Series F, 4.95%, 12/15/46 (Call 06/15/46)	518	448,314
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	380	255,361
6.20%, 03/15/40	450	459,907
Series J, 3.90%, 04/01/45 (Call 10/01/44)	514	391,076
Series K, 2.75%, 10/01/26 (Call 07/01/26)	721	658,905
Series L, 3.85%, 02/01/48 (Call 08/01/47)	559	417,372
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	538	513,703
Series N, 1.65%, 03/15/26 (Call 02/15/26)	575	515,895
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(a)	50	48,786
3.40%, 08/15/46 (Call 02/15/46)	510	372,479
3.70%, 08/15/47 (Call 02/15/47)	467	356,431
3.75%, 06/15/49 (Call 12/15/48)	527	407,223
4.50%, 08/15/41 (Call 02/15/41)	60	53,182
6.00%, 10/01/36	210	211,065
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	331,139
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	215	151,730
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(Call 11/27/28)(b)	856	803,381
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	135	125,479
3.25%, 11/24/25(b)	751	724,685
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	635	514,371
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	1,272	1,257,866
4.85%, 05/07/44(b)	610	591,495
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(a)(b)	3,365	3,233,967
4.00%, 05/04/47(a)(b)	677	575,011
4.25%, 05/02/28(b)	590	581,033
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	771	634,104
3.45%, 03/15/51 (Call 09/15/50)	364	264,854
3.63%, 06/15/50 (Call 12/15/49)	390	287,325
4.10%, 06/15/42 (Call 12/15/41)	90	74,221
4.20%, 05/15/45 (Call 11/15/44)	440	348,358
4.30%, 06/15/48 (Call 12/15/47)	517	428,645
4.35%, 05/15/44 (Call 11/15/43)	307	257,839
4.45%, 06/15/49 (Call 12/15/48)	763	646,646
5.00%, 07/15/52 (Call 01/15/52)	445	417,470
6.15%, 05/15/37	55	56,575
6.55%, 05/15/36	465	499,397
Security	Par (000)	Value

Electric (continued)
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	$700	$634,839
3.15%, 06/02/26(b)	600	574,416
Toledo Edison Co. (The), 6.15%, 05/15/37	247	259,069
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	359	347,075
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	340	331,500
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	360	289,952
6.00%, 06/15/40(b)	265	239,405
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	497	383,581
3.05%, 03/15/25 (Call 12/15/24)	567	545,577
3.25%, 05/15/32 (Call 02/15/32)	370	318,788
3.25%, 05/01/51 (Call 11/01/50)	356	239,180
4.00%, 06/15/50 (Call 12/15/49)(a)	297	230,066
4.85%, 12/01/48 (Call 06/01/48)	591	519,281
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	320	254,684
2.63%, 03/15/51 (Call 09/15/50)	415	261,934
2.95%, 06/15/27 (Call 03/15/27)	341	318,285
2.95%, 03/15/30 (Call 12/15/29)	140	123,322
3.25%, 10/01/49 (Call 04/01/49)	440	314,941
3.50%, 04/15/24 (Call 01/15/24)	198	194,406
3.50%, 03/15/29 (Call 12/15/28)	456	422,376
3.65%, 04/15/45 (Call 10/15/44)	442	336,891
3.90%, 09/15/42 (Call 03/15/42)(a)	360	297,505
3.90%, 04/01/52 (Call 10/01/51)	500	407,931
4.00%, 04/01/48 (Call 10/01/47)	387	315,518
5.30%, 08/01/37	355	348,009
8.45%, 03/15/39	70	89,908
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	480	391,526
2.40%, 03/30/32 (Call 12/30/31)	400	326,776
2.45%, 12/15/50 (Call 06/15/50)	754	456,704
2.95%, 11/15/51 (Call 05/15/51)	520	347,807
3.30%, 12/01/49 (Call 06/01/49)	537	388,993
3.45%, 02/15/24 (Call 11/15/23)(a)	134	131,791
4.00%, 01/15/43 (Call 07/15/42)	540	444,118
4.45%, 02/15/44 (Call 08/15/43)	595	519,375
4.60%, 12/01/48 (Call 06/01/48)	560	491,537
6.35%, 11/30/37	437	463,819
8.88%, 11/15/38(a)	588	773,015
Series A, 2.88%, 07/15/29 (Call 04/15/29)	405	359,800
Series A, 3.10%, 05/15/25 (Call 02/15/25)	344	330,466
Series A, 3.15%, 01/15/26 (Call 10/15/25)	852	810,992
Series A, 3.50%, 03/15/27 (Call 12/15/26)	865	822,473
Series A, 3.80%, 04/01/28 (Call 01/01/28)	718	685,288
Series A, 6.00%, 05/15/37	665	697,168
Series B, 2.95%, 11/15/26 (Call 08/15/26)	570	531,881
Series B, 3.75%, 05/15/27 (Call 04/15/27)	115	110,161
Series B, 3.80%, 09/15/47 (Call 03/15/47)	512	400,108
Series B, 4.20%, 05/15/45 (Call 11/15/44)	390	324,515
Series B, 6.00%, 01/15/36	639	662,622
Series C, 4.00%, 11/15/46 (Call 05/15/46)	433	346,145
Series C, 4.63%, 05/15/52 (Call 11/15/51)	590	524,796
Series D, 4.65%, 08/15/43 (Call 02/15/43)	665	591,993
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,481	1,419,954
3.70%, 01/30/27 (Call 11/30/26)(b)	1,042	952,602

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 07/15/29 (Call 04/15/29)(b)	$1,209	$1,092,801
5.13%, 05/13/25(b)	175	170,471
WEC Energy Group Inc.
0.80%, 03/15/24 (Call 02/15/24)	160	151,282
.1.38%,10/15/27(Call08/15/27)	768	652,195
1.80%, 10/15/30 (Call 07/15/30)	340	268,474
2.20%, 12/15/28 (Call 10/15/28)	360	305,300
5.00%, 09/27/25 (Call 08/27/25)	545	547,313
5.15%, 10/01/27 (Call 09/01/27)	310	314,391
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	500	428,636
2.05%, 12/15/24 (Call 11/15/24)	702	664,084
3.10%, 06/01/25 (Call 03/01/25)	125	119,644
3.65%, 12/15/42 (Call 06/15/42)	150	112,872
4.25%, 06/01/44 (Call 12/01/43)	400	323,976
4.30%, 12/15/45 (Call 06/15/45)	120	97,703
4.30%, 10/15/48 (Call 04/15/48)	470	390,105
4.75%, 09/30/32 (Call 06/30/32)	310	307,098
5.63%, 05/15/33(a)	207	216,532
5.70%, 12/01/36	105	106,485
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	267,481
3.00%, 07/01/29 (Call 04/01/29)	362	321,717
3.05%, 10/15/27 (Call 07/15/27)	330	306,330
3.65%, 04/01/50 (Call 10/01/49)	295	221,849
3.95%, 09/01/32 (Call 06/01/32)	525	485,196
4.10%, 10/15/44 (Call 04/15/44)(a)	375	294,756
6.38%, 08/15/37	405	429,714
7.60%, 10/01/38	375	437,854
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	360	238,525
3.30%, 09/01/49 (Call 03/01/49)	430	304,852
3.67%, 12/01/42	407	313,159
4.75%, 11/01/44 (Call 05/01/44)	274	244,367
5.35%, 11/10/25	330	334,322
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	655	578,649
2.35%, 11/15/31 (Call 05/15/31)	380	305,435
2.60%, 12/01/29 (Call 06/01/29)	487	416,066
3.30%, 06/01/25 (Call 12/01/24)	633	608,835
3.35%, 12/01/26 (Call 06/01/26)	822	779,345
3.40%, 06/01/30 (Call 12/01/29)	485	433,073
3.50%, 12/01/49 (Call 06/01/49)(a)	310	229,215
4.00%, 06/15/28 (Call 12/15/27)(a)	334	320,287
4.60%, 06/01/32 (Call 12/01/31)	760	730,561
4.80%, 09/15/41 (Call 03/15/41)	358	318,200
6.50%, 07/01/36	615	665,814
		569,464,107
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	634	492,674
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	996	870,812
1.80%, 10/15/27 (Call 08/15/27)(a)	1,039	917,573
1.95%, 10/15/30 (Call 07/15/30)	1,025	838,882
2.00%, 12/21/28 (Call 10/21/28)	555	478,063
2.20%, 12/21/31 (Call 09/21/31)	345	282,958
2.75%, 10/15/50 (Call 04/15/50)	1,116	741,789
2.80%, 12/21/51 (Call 06/21/51)	990	658,876
3.15%, 06/01/25 (Call 03/01/25)(a)	285	275,079
Security	Par (000)	Value

Electrical Components & Equipment (continued)
6.00%, 08/15/32(a)	$635	$673,136
6.13%, 04/15/39	110	116,849
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	725	690,994
		7,037,685
Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	618	504,347
2.30%, 03/12/31 (Call 12/12/30)	612	498,844
2.75%, 09/15/29 (Call 06/15/29)(a)	704	615,895
3.05%, 09/22/26 (Call 06/22/26)	967	906,685
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	738	639,335
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	466	449,103
3.55%, 10/01/27 (Call 07/01/27)	510	462,758
5.41%, 07/01/32 (Call 04/01/32)	304	291,349
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	718	676,223
2.20%, 09/15/31 (Call 06/15/31)	730	585,627
2.80%, 02/15/30 (Call 11/15/29)	1,197	1,033,624
3.20%, 04/01/24 (Call 02/01/24)	349	341,318
4.35%, 06/01/29 (Call 03/01/29)	575	555,115
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(a)	706	562,879
3.25%, 09/08/24 (Call 07/08/24)	506	486,052
3.88%, 01/12/28 (Call 10/12/27)	560	514,740
4.00%, 04/01/25 (Call 01/01/25)	465	451,130
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,180	918,605
4.63%, 04/15/26 (Call 01/15/26)	813	783,823
5.50%, 06/01/32 (Call 03/01/32)(a)	310	289,128
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,014	955,979
4.75%, 06/15/25 (Call 03/15/25)	803	788,304
4.88%, 06/15/29 (Call 03/15/29)	1,037	963,617
4.88%, 05/12/30 (Call 02/12/30)	829	769,282
6.00%, 01/15/28	200	198,146
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)(a)	1,589	1,496,628
4.30%, 06/15/46 (Call 12/15/45)	541	426,924
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	975	850,156
1.35%, 06/01/25 (Call 05/01/25)	1,568	1,453,634
1.75%, 09/01/31 (Call 06/01/31)	1,470	1,179,109
1.95%, 06/01/30 (Call 03/01/30)	915	765,102
2.30%, 08/15/24 (Call 07/15/24)	793	764,421
2.50%, 11/01/26 (Call 08/01/26)	1,471	1,375,963
2.70%,08/15/29(Call05/15/29)	965	863,839
2.80%, 06/01/50 (Call 12/01/49)(a)	399	293,118
3.35%, 12/01/23(a)	25	24,615
3.81%, 11/21/47 (Call 05/21/47)(a)	560	478,214
4.85%, 11/01/24	150	150,710
4.95%, 02/15/28	620	632,513
5.00%, 02/15/33	620	638,121
5.38%, 03/01/41	462	485,964
5.70%, 03/15/36(a)	470	507,980
5.70%, 03/15/37	1,065	1,150,836
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	362	294,367
3.15%, 08/15/27 (Call 05/15/27)	265	244,048

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.35%, 03/01/26 (Call 12/01/25)	$145	$138,390
3.50%, 02/15/28 (Call 11/15/27)	503	467,192
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	710	629,727
3.00%, 01/15/31 (Call 10/15/30)(a)	710	581,395
3.60%, 01/15/30 (Call 10/15/29)(a)	560	497,833
3.95%, 01/12/28 (Call 10/12/27)(a)	640	596,453
4.25%, 05/15/27 (Call 04/15/27)	745	708,827
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	860	748,621
4.55%, 10/30/24 (Call 07/30/24)	752	741,964
4.60%, 04/06/27 (Call 01/06/27)	842	818,429
Legrand France SA, 8.50%, 02/15/25	1,325	1,433,664
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 12/12/22)	400	370,048
1.75%, 08/09/26 (Call 07/09/26)	1,235	1,054,610
2.38%, 08/09/28 (Call 06/09/28)(a)	928	760,043
2.65%, 08/09/31 (Call 05/09/31)	766	592,535
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	398	394,364
4.90%, 06/15/28 (Call 03/15/28)(a)	1,156	1,120,077
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	590	491,775
3.13%, 08/15/27 (Call 05/15/27)	532	495,090
3.45%, 08/01/24 (Call 05/01/24)(a)	380	371,449
3.70%, 02/15/26 (Call 11/15/25)	1,190	1,148,825
7.13%, 10/01/37	570	659,762
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	950	800,964
2.40%, 04/01/28 (Call 02/01/28)	546	427,381
2.95%, 04/01/31 (Call 01/01/31)	832	597,788
		45,965,376
Energy - Alternate Sources — 0.0%
Sweihan PV Power CoPJSC, 3.63%, 01/31/49(b)	50	39,244

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	565	439,586
5.13%, 08/11/61 (Call 08/11/60)(a)(b)	1,292	963,404
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	445	286,111
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	595	537,191
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	559	498,758
4.25%, 10/31/26 (Call 07/31/26)(b)	995	942,762
5.50%, 10/31/46 (Call 04/30/46)(b)	687	509,928
5.50%, 07/31/47 (Call 01/31/47)(b)	1,811	1,354,436
Sydney Airport Finance CoPty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	331	312,684
3.63%, 04/28/26 (Call 01/28/26)(b)	1,544	1,447,554
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	1,105	1,030,616
		8,323,030
Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(b)	1,350	1,310,793
3.53%, 03/15/24 (Call 03/15/23)(b)	400	387,226
3.64%, 03/15/25(b)	1,860	1,776,004
3.76%, 03/15/27 (Call 02/15/27)(a)(b)	3,940	3,590,454
3.79%, 03/15/25 (Call 03/15/23)(b)	570	544,665
4.05%, 03/15/29 (Call 01/15/29)(b)	1,500	1,313,595
Security	Par (000)	Value

Entertainment (continued)
4.28%, 03/15/32 (Call 12/15/31)(a)(b)	$4,310	$3,659,186
5.05%, 03/15/42 (Call 09/15/41)(b)	4,223	3,380,715
5.14%, 03/15/52 (Call 09/15/51)(a)(b)	6,500	5,036,597
5.39%, 03/15/62 (Call 09/15/61)(b)	2,920	2,259,466
		23,258,701
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	5	4,076
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	541	484,093
1.45%, 02/15/31 (Call 11/15/30)	685	531,821
1.75%, 02/15/32 (Call 11/15/31)(a)	324	251,838
2.30%, 03/01/30 (Call 12/01/29)	616	521,545
2.38%, 03/15/33 (Call 12/15/32)(a)	830	671,719
2.50%, 08/15/24 (Call 07/15/24)	975	934,679
2.90%, 07/01/26 (Call 04/01/26)(a)	539	504,271
3.05%, 03/01/50 (Call 09/01/49)	573	404,512
3.20%, 03/15/25 (Call 12/15/24)	1,062	1,020,385
3.38%, 11/15/27 (Call 08/15/27)(a)	808	759,110
3.95%, 05/15/28 (Call 02/15/28)	693	661,948
5.70%, 05/15/41 (Call 11/15/40)	25	25,740
6.20%, 03/01/40	367	393,093
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	575	463,213
2.60%, 02/01/30 (Call 11/01/29)	569	489,960
2.95%, 01/15/52 (Call 07/15/51)	755	515,475
3.05%, 04/01/50 (Call 10/01/49)	655	457,765
3.20%, 06/01/32 (Call 03/01/32)	730	637,402
3.50%, 05/01/29 (Call 02/01/29)	818	758,800
4.20%, 01/15/33 (Call 10/15/32)	950	897,191
4.25%, 12/01/28 (Call 09/01/28)	526	507,351
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	870	778,768
1.15%, 03/15/28 (Call 01/15/28)	570	477,951
1.50%, 03/15/31 (Call 12/15/30)	777	615,711
2.00%, 06/01/29 (Call 04/01/29)(a)	665	569,963
2.50%, 11/15/50 (Call 05/15/50)(a)	405	257,823
2.95%, 06/01/41 (Call 12/01/40)	570	430,426
3.13%, 03/01/25 (Call 12/01/24)	200	193,230
3.15%, 11/15/27 (Call 08/15/27)(a)	838	784,152
3.90%, 03/01/35 (Call 09/01/34)	398	353,851
4.10%, 03/01/45 (Call 09/01/44)	175	152,302
4.15%, 04/15/32 (Call 01/15/32)(a)	245	235,892
4.15%, 07/15/49 (Call 01/15/49)(a)	731	652,041
7.00%, 07/15/28(a)	125	139,202
		17,537,299
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,090	1,153,648
Bestfoods
Series E, 7.25%, 12/15/26(a)	260	285,724
Series F, 6.63%, 04/15/28(a)	140	150,682
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)(b)	817	626,274
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	725	605,913
3.13%, 04/24/50 (Call 10/24/49)(a)	483	331,782
3.30%, 03/19/25 (Call 12/19/24)(a)	575	554,167
3.95%, 03/15/25 (Call 01/15/25)	780	764,251
4.15%, 03/15/28 (Call 12/15/27)	940	908,810
4.80%, 03/15/48 (Call 09/15/47)	850	771,139

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	$825	$769,312
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	250	246,562
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	330	316,635
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	630	529,721
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	1,285	1,067,168
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	630	524,131
4.30%, 05/01/24 (Call 04/01/24)	939	927,594
4.60%, 11/01/25 (Call 09/01/25)	1,185	1,173,251
4.85%, 11/01/28 (Call 08/01/28)(a)	868	847,622
5.30%, 11/01/38 (Call 05/01/38)	1,044	993,793
5.40%, 11/01/48 (Call 05/01/48)(a)	915	865,680
7.00%, 10/01/28	798	855,040
7.13%, 10/01/26	50	53,082
8.25%, 09/15/30	507	579,896
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	2,105	1,959,982
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	743	599,083
3.50%, 10/01/26 (Call 07/01/26)	195	183,843
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	430	350,448
2.88%, 04/15/30 (Call 01/15/30)	973	851,443
3.00%, 02/01/51 (Call 08/01/50)	894	607,818
3.20%, 02/10/27 (Call 11/10/26)	795	756,103
3.65%, 02/15/24 (Call 11/15/23)	422	416,858
4.00%, 04/17/25 (Call 02/17/25)	1,499	1,474,761
4.15%, 02/15/43 (Call 08/15/42)(a)	50	42,623
4.20%, 04/17/28 (Call 01/17/28)	1,015	997,223
4.55%, 04/17/38 (Call 10/17/37)	491	439,139
4.70%, 04/17/48 (Call 10/17/47)	240	215,620
5.40%, 06/15/40	475	470,459
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)(b)	200	196,203
4.00%, 09/06/49(a)(b)	660	509,000
4.70%, 11/10/47 (Call 05/10/47)(b)	423	366,873
4.88%, 06/27/44(b)	105	92,295
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	644	588,679
1.70%, 06/01/30 (Call 03/01/30)	480	388,735
2.05%, 11/15/24 (Call 10/15/24)	264	251,486
2.30%, 08/15/26 (Call 05/15/26)	812	750,988
2.45%, 11/15/29 (Call 08/15/29)	405	350,138
2.65%, 06/01/50 (Call 12/01/49)	362	241,094
3.13%, 11/15/49 (Call 05/15/49)	494	359,669
3.20%, 08/21/25 (Call 05/21/25)	265	256,089
3.38%, 08/15/46 (Call 02/15/46)	285	219,062
Hormel Foods Corp.
0.65%, 06/03/24 (Call 01/03/23)(a)	1,087	1,022,229
1.70%, 06/03/28 (Call 04/03/28)	760	658,585
1.80%, 06/11/30 (Call 03/11/30)	266	217,401
3.05%, 06/03/51 (Call 12/03/50)	670	473,429
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	620	530,880
3.20%, 10/01/26 (Call 07/01/26)	773	723,623
3.90%, 06/01/50 (Call 12/01/49)	409	307,242
6.63%, 04/15/37	384	395,100

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(b)	$1,225	$1,067,734
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	695	582,983
3.00%, 05/15/32 (Call 02/15/32)(b)	652	511,008
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	765	633,053
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	785	570,664
5.13%, 02/01/28 (Call 01/01/28)(b)	805	767,634
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	405	388,460
5.75%, 04/01/33 (Call 01/01/33)(b)	1,240	1,201,225
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	1,705	1,645,325
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	285	223,479
2.38%, 03/15/30 (Call 12/15/29)	594	494,483
2.75%, 09/15/41 (Call 03/15/41)(a)	349	235,268
3.38%, 12/15/27 (Call 09/15/27)	627	584,220
3.50%, 03/15/25	1,070	1,039,811
3.55%, 03/15/50 (Call 09/15/49)(a)	580	401,309
4.25%, 03/15/35(a)	837	753,306
4.38%, 03/15/45(a)	323	265,682
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	272	221,616
2.65%, 12/01/23	407	397,398
3.25%, 04/01/26	810	774,089
3.40%, 11/15/27 (Call 08/15/27)	804	754,673
4.30%, 05/15/28 (Call 02/15/28)	665	652,981
4.50%, 04/01/46(a)	678	588,243
Series B, 7.45%, 04/01/31(a)	1,045	1,188,706
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	425	432,849
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	915	861,319
3.75%, 04/01/30 (Call 01/01/30)	680	628,173
3.88%, 05/15/27 (Call 02/15/27)(a)	865	834,172
4.25%, 03/01/31 (Call 12/01/30)	455	430,655
4.38%, 06/01/46 (Call 12/01/45)	2,440	2,056,583
4.63%, 01/30/29 (Call 10/30/28)(a)	325	323,192
4.63%, 10/01/39 (Call 04/01/39)	410	367,109
4.88%, 10/01/49 (Call 04/01/49)	1,255	1,130,027
5.00%, 07/15/35 (Call 01/15/35)(a)	1,060	1,041,158
5.00%, 06/04/42	1,355	1,269,425
5.20%, 07/15/45 (Call 01/15/45)(a)	1,770	1,673,487
5.50%, 06/01/50 (Call 12/01/49)	640	631,316
6.50%, 02/09/40(a)	1,100	1,193,568
6.75%, 03/15/32	445	489,531
6.88%, 01/26/39	1,030	1,139,758
7.13%, 08/01/39(a)(b)	1,155	1,289,653
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	405	314,526
2.20%, 05/01/30 (Call 02/01/30)	1,285	1,048,988
2.65%, 10/15/26 (Call 07/15/26)	762	701,101
3.50%, 02/01/26 (Call 11/01/25)	730	701,331
3.70%, 08/01/27 (Call 05/01/27)(a)	617	586,675
3.88%, 10/15/46 (Call 04/15/46)	475	367,254
3.95%, 01/15/50 (Call 07/15/49)(a)	627	498,779
4.00%, 02/01/24 (Call 11/01/23)(a)	421	416,963
4.45%, 02/01/47 (Call 08/01/46)	805	688,630
4.50%, 01/15/29 (Call 10/15/28)(a)	789	764,695
4.65%, 01/15/48 (Call 07/15/47)	460	404,013
5.00%, 04/15/42 (Call 10/15/41)	320	294,729
5.15%, 08/01/43 (Call 02/01/43)	391	359,735

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.40%, 07/15/40 (Call 01/15/40)(a)	$418	$404,563
5.40%, 01/15/49 (Call 07/15/48)	466	449,978
6.90%, 04/15/38	732	808,929
7.50%, 04/01/31(a)	325	369,603
8.00%, 09/15/29	359	409,380
Series B, 7.70%, 06/01/29	490	543,913
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	807	706,942
1.63%, 07/16/32 (Call 04/16/32)(b)	1,232	944,392
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	666	464,600
2.45%, 07/16/50 (Call 01/16/50)(b)	575	357,735
2.70%, 04/01/25 (Call 03/01/25)(b)	774	740,869
3.20%, 04/01/30 (Call 01/01/30)(b)	743	670,486
3.60%, 04/01/34 (Call 01/01/34)(b)	946	834,876
3.88%, 04/01/39 (Call 10/01/38)(b)	630	541,547
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	660	549,698
3.95%, 04/01/49 (Call 10/01/48)(b)	952	789,777
4.13%, 04/01/54 (Call 10/01/53)(b)	568	469,076
4.20%, 04/01/59 (Call 10/01/58)(b)	609	494,335
McCormick & CoInc./MD
0.90%, 02/15/26 (Call 01/15/26)	602	529,116
1.85%, 02/15/31 (Call 11/15/30)	620	482,210
2.50%, 04/15/30 (Call 01/15/30)(a)	636	535,158
3.15%, 08/15/24 (Call 06/15/24)	863	835,493
3.25%, 11/15/25 (Call 08/15/25)	371	353,258
3.40%, 08/15/27 (Call 05/15/27)	769	722,971
4.20%, 08/15/47 (Call 02/15/47)(a)	545	450,244
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	582	536,956
1.25%, 09/24/26 (Call 08/24/26)(b)	805	702,466
2.25%, 09/19/24 (Call 08/19/24)(b)	596	565,713
4.25%, 09/15/25(b)	1,255	1,231,858
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	955	886,268
1.50%, 02/04/31 (Call 11/04/30)	310	239,657
1.88%, 10/15/32 (Call 07/15/32)	902	690,448
2.63%, 03/17/27 (Call 02/17/27)	545	495,621
2.63%, 09/04/50 (Call 03/04/50)	1,207	772,514
2.75%, 04/13/30 (Call 01/13/30)	577	500,784
3.00%, 03/17/32 (Call 12/17/31)	100	86,107
4.13%, 05/07/28 (Call 02/07/28)(a)	30	28,925
6.50%, 11/01/31	35	36,499
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	1,120	1,066,440
0.61%, 09/14/24 (Call 09/14/23)(b)	200	185,727
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	720	638,116
1.00%, 09/15/27 (Call 07/15/27)(b)	1,285	1,094,016
1.15%, 01/14/27 (Call 12/14/26)(b)	1,290	1,127,268
1.25%, 09/15/30 (Call 06/15/30)(b)	1,555	1,228,704
1.50%, 09/14/28 (Call 07/14/28)(b)	265	225,210
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	955	776,581
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	637	455,900
2.63%, 09/14/51 (Call 03/14/51)(b)	575	386,805
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	875	853,045
3.63%, 09/24/28 (Call 06/24/28)(b)	1,464	1,399,399
3.90%, 09/24/38 (Call 03/24/38)(b)	1,134	1,011,748
4.00%, 09/12/25(b)	300	297,020
4.00%, 09/24/48 (Call 03/24/48)(b)	1,619	1,396,872
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	300	294,566
4.25%, 10/01/29 (Call 08/01/29)(b)	350	344,168
Security	Par (000)	Value

Food (continued)
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	$350	$345,478
4.70%, 01/15/53 (Call 07/15/52)(b)	1,035	1,007,908
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	1,136	1,071,180
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	65	61,430
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	327	238,582
3.00%, 10/15/30 (Call 07/15/30)(b)	1,190	916,357
4.25%, 02/01/27 (Call 11/01/26)(b)	1,240	1,141,541
5.20%, 04/01/29 (Call 01/01/29)(b)	1,088	1,010,815
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	630	529,014
2.45%, 12/14/31 (Call 09/14/31)(a)	490	398,889
3.15%, 12/14/51 (Call 06/14/51)	390	267,038
3.25%, 07/15/27 (Call 04/15/27)	736	685,312
3.30%, 07/15/26 (Call 04/15/26)	908	861,242
3.30%, 02/15/50 (Call 08/15/49)	575	405,397
3.75%, 10/01/25 (Call 07/01/25)(a)	1,120	1,085,542
4.45%, 03/15/48 (Call 09/15/47)	365	306,509
4.50%, 04/01/46 (Call 10/01/45)	527	447,340
4.85%, 10/01/45 (Call 04/01/45)	430	386,027
5.38%, 09/21/35	375	371,839
5.95%, 04/01/30 (Call 01/01/30)	1,037	1,084,350
6.60%, 04/01/40 (Call 10/01/39)	470	503,311
6.60%, 04/01/50 (Call 10/01/49)	1,001	1,116,714
Tesco PLC, 6.15%, 11/15/37(b)	655	632,239
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,072	1,013,199
3.95%, 08/15/24 (Call 05/15/24)	889	873,366
4.00%, 03/01/26 (Call 01/01/26)	1,167	1,136,843
4.35%, 03/01/29 (Call 12/01/28)(a)	1,011	978,105
4.55%, 06/02/47 (Call 12/02/46)	956	837,188
4.88%, 08/15/34 (Call 02/15/34)(a)	956	932,077
5.10%, 09/28/48 (Call 03/28/48)(a)	1,665	1,578,652
5.15%, 08/15/44 (Call 02/15/44)	669	633,240
Walmart Inc., 3.90%, 09/09/25	750	740,665
		130,660,763
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	675	611,719
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	360	328,572
4.25%, 04/30/29 (Call 01/30/29)(b)	382	346,665
4.50%, 08/01/24 (Call 05/01/24)	440	432,307
5.15%, 01/29/50 (Call 07/29/49)(b)	320	255,318
5.50%, 11/02/47 (Call 05/02/47)	586	487,282
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	490	407,665
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	325	313,625
5.50%, 01/17/27(a)	692	689,931
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	748	701,562
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	831	729,984
1.75%, 09/30/25 (Call 08/30/25)(b)	562	514,250
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	584	521,668
2.30%, 04/30/30 (Call 01/30/30)(b)	1,009	845,163
3.60%, 03/01/25 (Call 12/01/24)(b)	780	758,087
7.25%, 06/01/28	703	766,370
7.75%, 11/15/29(a)	890	1,023,835
8.00%, 01/15/24	771	795,266

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
8.88%, 05/15/31(a)	$192	$235,992
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	815	690,683
4.40%, 08/15/47 (Call 02/15/47)	342	285,163
4.80%, 06/15/44 (Call 12/15/43)	420	363,689
5.00%, 09/15/35 (Call 03/15/35)(a)	180	174,428
5.15%, 05/15/46 (Call 11/15/45)(a)	185	168,684
6.00%, 11/15/41 (Call 05/15/41)	1,181	1,182,984
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	667	548,889
3.85%, 01/13/30 (Call 10/13/29)(b)	525	470,510
4.38%, 04/04/27(b)	245	235,813
4.75%, 09/15/24 (Call 06/15/24)(b)	175	172,684
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	497	513,367
Stora Enso OYJ, 7.25%, 04/15/36(b)	350	373,908
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	290	241,831
3.13%, 01/15/32 (Call 10/15/31)	845	659,318
3.75%, 01/15/31 (Call 10/15/30)(a)	1,125	940,091
5.00%, 01/15/30 (Call 10/15/29)	1,109	1,031,636
6.00%, 01/15/29 (Call 10/15/28)(a)	1,422	1,410,908
7.00%, 03/16/47 (Call 09/16/46)(b)	1,082	1,071,598
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	5	5,320
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	365	355,722
		21,662,487
Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	1,891	1,826,037
4.25%, 07/15/27 (Call 04/15/27)(b)	921	863,489
5.00%, 03/23/35 (Call 12/23/34)(a)(b)	490	445,290
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	522	406,212
2.63%, 09/15/29 (Call 06/15/29)	480	419,510
2.85%, 02/15/52 (Call 08/15/51)(a)	490	322,607
3.00%, 06/15/27 (Call 03/15/27)	650	609,158
3.38%, 09/15/49 (Call 03/15/49)(a)	382	281,794
4.13%, 10/15/44 (Call 04/15/44)	629	523,829
4.13%, 03/15/49 (Call 09/15/48)	783	650,486
4.15%, 01/15/43 (Call 07/15/42)	545	462,139
4.30%, 10/01/48 (Call 04/01/48)	472	392,940
5.45%, 10/15/32 (Call 07/15/32)(a)	200	209,117
5.50%, 06/15/41 (Call 12/15/40)	269	270,659
5.75%, 10/15/52 (Call 04/15/52)(a)	270	288,018
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	727	620,612
3.15%, 08/01/27 (Call 05/01/27)(b)	779	704,033
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	520	459,025
4.49%, 02/15/42(a)(b)	465	387,258
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	780	731,146
3.87%, 03/04/29 (Call 12/04/28)(b)	675	608,601
4.27%, 03/15/48 (Call 09/15/47)(b)	491	369,167
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	372	287,700
4.50%, 03/10/46 (Call 09/10/45)(b)	450	342,006
4.63%, 08/05/27 (Call 07/05/27)(b)	235	225,780
4.87%, 08/05/32 (Call 05/05/32)(b)	210	198,099
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	573	457,397
4.00%, 04/01/28 (Call 01/01/28)	409	390,458

Security	Par (000)	Value

Gas (continued)
4.10%, 09/01/47 (Call 03/01/47)(a)	$355	$290,218
4.40%, 07/01/32 (Call 04/01/32)	420	406,470
5.85%, 01/15/41 (Call 07/15/40)	257	260,692
6.63%, 11/01/37	226	234,078
Centrica PLC
4.00%, 10/16/23 (Call 07/16/23)(b)	50	49,014
5.38%, 10/16/43 (Call 04/16/43)(a)(b)	635	572,121
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	753	682,155
2.00%, 06/15/30 (Call 03/15/30)(b)	937	744,248
3.00%, 06/15/50 (Call 12/15/49)(b)	677	442,615
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	517	503,296
Series A, 2.50%, 11/15/24 (Call 10/15/24)	788	748,894
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	765	620,765
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	535	466,787
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	920	826,035
3.59%, 01/18/52 (Call 07/18/51)(b)	380	257,847
5.82%, 04/01/41(b)	740	720,981
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	805	709,607
6.25%, 01/20/42(a)(b)	60	67,821
Nakilat Inc., 6.07%, 12/31/33(b)	152	155,609
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	615	487,611
3.95%, 09/15/27 (Call 06/15/27)	410	374,155
4.75%, 09/01/28 (Call 06/01/28)	450	420,172
5.20%, 07/15/25 (Call 04/15/25)	370	368,608
5.50%, 01/15/26 (Call 12/15/25)(a)	872	873,756
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,021	920,655
1.70%, 02/15/31 (Call 11/15/30)	832	641,202
2.95%, 09/01/29 (Call 06/01/29)	663	581,291
3.49%, 05/15/27 (Call 02/15/27)	710	670,381
3.60%, 05/01/30 (Call 02/01/30)	928	834,283
3.95%, 03/30/48 (Call 09/30/47)	524	413,588
4.38%, 05/15/47 (Call 11/15/46)	1,310	1,096,950
4.80%, 02/15/44 (Call 08/15/43)	396	353,854
5.00%, 06/15/52 (Call 12/15/51)	400	369,171
5.25%, 02/15/43 (Call 08/15/42)	456	430,089
5.65%, 02/01/45 (Call 08/01/44)	485	477,939
5.80%, 02/01/42 (Call 08/01/41)	420	398,610
5.95%, 06/15/41 (Call 12/15/40)	244	246,494
ONE Gas Inc.
1.10%, 03/11/24 (Call 12/16/22)	617	587,119
2.00%, 05/15/30 (Call 02/15/30)	403	328,865
3.61%, 02/01/24 (Call 11/01/23)	102	100,343
4.25%, 09/01/32 (Call 06/01/32)(a)	65	62,132
4.50%, 11/01/48 (Call 05/01/48)	471	392,202
4.66%, 02/01/44 (Call 08/01/43)	567	487,671
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,107	1,100,358
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	465	380,962
3.35%, 06/01/50 (Call 12/01/49)	512	353,784
3.50%, 06/01/29 (Call 03/01/29)	864	797,548
3.64%, 11/01/46 (Call 05/01/46)	290	210,671
4.10%, 09/18/34 (Call 03/18/34)	300	261,828

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.65%, 08/01/43 (Call 02/01/43)	$374	$323,453
5.05%, 05/15/52 (Call 11/15/51)	210	191,112
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	285	225,776
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	567	455,999
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	690	638,741
3.15%, 09/15/24 (Call 06/15/24)	85	82,418
3.20%, 06/15/25 (Call 03/15/25)(a)	844	807,329
3.75%, 09/15/42 (Call 03/15/42)	764	600,643
4.45%, 03/15/44 (Call 09/15/43)	267	220,468
5.13%, 11/15/40	551	518,880
Series KK, 5.75%, 11/15/35	125	126,096
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	637	591,721
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	639	517,712
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	355	293,434
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	759	593,515
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	910	780,944
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	436,430
3.88%, 11/15/25 (Call 08/15/25)	817	787,456
3.95%, 10/01/46 (Call 04/01/46)	512	389,589
4.40%, 06/01/43 (Call 12/01/42)	370	307,219
4.40%, 05/30/47 (Call 11/30/46)	395	321,090
5.15%, 09/15/32 (Call 03/15/32)(a)	50	49,409
5.88%, 03/15/41 (Call 09/15/40)(a)	535	532,191
6.00%, 10/01/34	160	159,502
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	466	357,227
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	424,280
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	559	434,785
3.18%, 08/15/51 (Call 02/15/51)	440	267,488
3.70%, 04/01/28 (Call 01/01/28)(a)	198	181,629
3.80%, 09/29/46 (Call 03/29/46)(a)	125	86,704
4.05%, 03/15/32 (Call 12/15/31)	605	527,049
4.15%, 06/01/49 (Call 12/01/48)	341	244,405
5.80%, 12/01/27	300	302,855
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	117,808
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	465	326,352
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	505	378,589
Series K, 3.80%, 09/15/46 (Call 03/15/46)	696	536,301
		51,670,711
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	359	280,965
4.63%, 06/15/28 (Call 03/15/28)	230	217,104
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	596	433,427
3.25%, 03/01/27 (Call 12/01/26)(a)	230	218,962
4.10%, 03/01/48 (Call 09/01/47)	383	329,107
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	174	165,199
2.30%, 03/15/30 (Call 12/15/29)	776	648,902
2.75%, 11/15/50 (Call 05/15/50)	660	421,404
3.00%, 05/15/32 (Call 02/15/32)(a)	615	526,484
3.40%, 03/01/26 (Call 01/01/26)	880	844,017
4.00%, 03/15/60 (Call 03/15/25)(c)	821	701,602
4.25%, 11/15/28 (Call 08/15/28)(a)	689	669,324
4.85%, 11/15/48 (Call 05/15/48)(a)	245	222,791
Security	Par (000)	Value

Hand & Machine Tools (continued)
5.20%, 09/01/40	$532	$516,164
		6,195,452
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	657	562,934
1.40%, 06/30/30 (Call 03/30/30)	916	741,221
2.95%, 03/15/25 (Call 12/15/24)	1,202	1,165,194
3.40%, 11/30/23 (Call 09/30/23)(a)	645	635,611
3.75%, 11/30/26 (Call 08/30/26)	1,745	1,720,166
3.88%, 09/15/25 (Call 06/15/25)	947	932,570
4.75%, 11/30/36 (Call 05/30/36)	1,195	1,200,940
4.75%, 04/15/43 (Call 10/15/42)	363	354,086
4.90%, 11/30/46 (Call 05/30/46)	2,333	2,341,273
5.30%, 05/27/40	1,076	1,116,104
6.00%, 04/01/39	1,011	1,114,535
6.15%, 11/30/37	530	600,527
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	840	705,736
2.75%, 09/23/26 (Call 07/23/26)(b)	815	746,992
3.00%, 09/23/29 (Call 06/23/29)(b)	698	609,768
3.80%, 09/23/49 (Call 03/23/49)(b)	575	433,675
5.38%, 12/06/32(b)	600	604,366
5.75%, 12/06/52(b)	300	303,485
Baxter International Inc.
1.32%, 11/29/24(a)	1,060	985,882
1.73%, 04/01/31 (Call 01/01/31)	1,176	902,120
1.92%, 02/01/27 (Call 01/01/27)	1,716	1,529,194
2.27%, 12/01/28 (Call 10/01/28)	1,260	1,088,584
2.54%, 02/01/32 (Call 11/01/31)(a)	405	326,720
2.60%, 08/15/26 (Call 05/15/26)	699	643,883
3.13%, 12/01/51 (Call 06/01/51)	605	405,220
3.50%, 08/15/46 (Call 02/15/46)	582	423,096
3.95%, 04/01/30 (Call 01/01/30)	686	631,463
4.50%, 06/15/43 (Call 12/15/42)(a)	265	226,626
6.25%, 12/01/37	100	102,788
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	537	501,115
2.65%, 06/01/30 (Call 03/01/30)	1,322	1,140,986
3.45%, 03/01/24 (Call 02/01/24)	355	348,646
4.00%, 03/01/29 (Call 12/01/28)	105	99,254
4.55%, 03/01/39 (Call 09/01/38)	330	297,809
4.70%, 03/01/49 (Call 09/01/48)(a)	315	286,505
6.75%, 11/15/35	585	640,729
7.38%, 01/15/40	845	980,427
Covidien International Finance SA, 6.55%, 10/15/37	103	116,716
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	590	388,984
2.80%, 12/10/51 (Call 06/10/51)	800	550,892
3.35%, 09/15/25 (Call 06/15/25)	777	754,719
4.38%, 09/15/45 (Call 03/15/45)	647	579,759
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	899	745,092
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	931	884,830
2.60%, 11/15/29 (Call 08/15/29)(a)	940	829,416
3.25%, 11/15/39 (Call 05/15/39)	864	695,149
3.40%, 11/15/49 (Call 05/15/49)	864	659,065
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	614	592,842

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
GE Healthcare Holding LLC
5.55%, 11/15/24(b)	$1,805	$1,813,040
5.60%, 11/15/25(b)	1,640	1,656,587
5.65%, 11/15/27(b)	2,200	2,243,664
6.38%, 11/22/52(b)	775	862,122
Koninklijke Philips NV
5.00%, 03/15/42	531	463,385
6.88%, 03/11/38	815	870,214
Medtronic Inc.
4.38%, 03/15/35	1,985	1,912,583
4.63%, 03/15/45	2,024	1,938,285
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	715	634,719
PerkinElmer Inc.
0.85%, 09/15/24 (Call 01/03/23)	682	630,241
1.90%, 09/15/28 (Call 07/15/28)	505	420,093
2.25%, 09/15/31 (Call 06/15/31)	215	168,544
2.55%, 03/15/31 (Call 12/15/30)(a)	750	607,351
3.30%, 09/15/29 (Call 06/15/29)	930	811,886
3.63%, 03/15/51 (Call 09/15/50)(a)	465	326,150
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	1,152	902,427
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	882	720,708
3.75%, 03/15/51 (Call 09/15/50)(a)	529	381,935
Stryker Corp.
0.60%, 12/01/23 (Call 12/12/22)	385	367,708
1.15%, 06/15/25 (Call 05/15/25)	322	294,636
1.95%, 06/15/30 (Call 03/15/30)	1,043	858,266
2.90%, 06/15/50 (Call 12/15/49)(a)	665	448,916
3.38%, 05/15/24 (Call 02/15/24)	824	805,617
3.38%, 11/01/25 (Call 08/01/25)	818	790,885
3.50%, 03/15/26 (Call 12/15/25)	679	658,384
3.65%, 03/07/28 (Call 12/07/27)(a)	719	686,618
4.10%, 04/01/43 (Call 10/01/42)	641	525,971
4.38%, 05/15/44 (Call 11/15/43)	388	329,165
4.63%, 03/15/46 (Call 09/15/45)	803	722,156
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 01/03/23)	1,395	1,305,283
1.75%, 10/15/28 (Call 08/15/28)(a)	902	771,543
2.00%, 10/15/31 (Call 07/15/31)	1,064	872,898
2.60%, 10/01/29 (Call 07/01/29)	918	816,053
2.80%, 10/15/41 (Call 04/15/41)	1,015	763,880
4.10%, 08/15/47 (Call 02/15/47)	758	668,714
4.80%, 11/21/27 (Call 10/21/27)	175	176,592
4.95%, 11/21/32	305	312,502
5.30%, 02/01/44 (Call 08/01/43)	459	469,363
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 01/03/23)(a)	1,032	957,744
2.60%, 11/24/31 (Call 08/24/31)(a)	870	709,432
3.05%, 01/15/26 (Call 12/15/25)	837	792,801
3.55%, 04/01/25 (Call 01/01/25)(a)	536	518,096
3.55%, 03/20/30 (Call 12/20/29)	395	338,441
4.25%, 08/15/35 (Call 02/15/35)	392	331,155
4.45%, 08/15/45 (Call 02/15/45)(a)	545	437,797
5.75%, 11/30/39	240	233,131
		68,575,375
Health Care - Services — 2.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	50	31,632
Security	Par (000)	Value

Health Care - Services (continued)
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	$1,000	$869,946
3.63%, 03/01/49 (Call 09/01/48)	345	249,839
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	170,009
3.83%, 08/15/28 (Call 05/15/28)	170	161,072
4.27%, 08/15/48 (Call 02/15/48)	377	327,707
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	53,751
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	427,472
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	750	731,177
3.88%, 08/15/47 (Call 02/15/47)	365	283,282
4.13%, 11/15/42 (Call 05/15/42)	216	177,639
4.50%, 05/15/42 (Call 11/15/41)	847	729,657
4.75%, 03/15/44 (Call 09/15/43)	375	331,973
6.63%, 06/15/36	880	933,159
6.75%, 12/15/37	1,015	1,096,708
AHS Hospital Corp.
5.02%, 07/01/45	410	401,352
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	640	412,673
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	155	101,550
4.81%, 11/15/45 (Call 05/15/45)(a)	175	165,194
Series 2019, 3.89%, 04/15/49	580	475,350
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	405	381,295
4.55%, 05/15/52 (Call 11/15/51)(a)	630	559,812
Ascension Health
3.95%, 11/15/46	225	187,764
4.85%, 11/15/53	352	334,636
Series B, 2.53%, 11/15/29 (Call 08/15/29)	330	285,845
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,275	986,351
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	430	343,296
2.34%, 01/01/30 (Call 10/01/29)	805	680,007
2.91%, 01/01/42 (Call 07/01/41)	45	32,970
2.91%, 01/01/51 (Call 07/01/50)	535	356,622
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	314	221,018
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	730	632,703
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	105	62,034
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	424	307,576
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	300	241,191
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	380	317,651
4.19%, 11/15/45 (Call 05/15/45)(a)	992	852,975
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	394	307,646
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	400	263,810
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	290	185,463
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	334	251,471
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,175	1,121,400
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	585	531,047
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	465	368,517
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	535	359,045

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	$595	$425,039
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	390	317,736
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,215	1,021,789
2.50%, 03/01/31 (Call 12/01/30)	1,565	1,237,164
2.63%, 08/01/31 (Call 05/01/31)	1,205	947,395
3.00%, 10/15/30 (Call 07/15/30)	1,720	1,419,172
3.38%, 02/15/30 (Call 02/15/25)	330	281,098
4.25%, 12/15/27 (Call 12/16/22)	440	412,931
4.63%, 12/15/29 (Call 12/15/24)	1,590	1,478,438
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	590	361,260
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	215	183,737
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	45	27,857
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	942	825,854
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	520	336,244
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	505	319,544
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	525	497,065
City of Hope
Series 2013, 5.62%, 11/15/43	130	133,093
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	385	321,707
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	365	321,087
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	424,185
2.76%, 10/01/24 (Call 07/01/24)	588	562,399
2.78%, 10/01/30 (Call 04/01/30)	53	42,763
3.35%, 10/01/29 (Call 04/01/29)	788	685,404
3.82%, 10/01/49 (Call 04/01/49)(a)	482	355,687
3.91%, 10/01/50 (Call 04/01/50)	620	453,285
4.19%, 10/01/49 (Call 04/01/49)	858	664,589
4.35%, 11/01/42(a)	640	541,661
6.46%, 11/01/52	300	322,980
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	432	274,673
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	619	446,525
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	467	375,760
Dignity Health
3.81%, 11/01/24	340	329,107
4.50%, 11/01/42	100	82,958
5.27%, 11/01/64	340	287,817
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	692	572,969
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	796	716,539
2.25%, 05/15/30 (Call 02/15/30)	899	750,762
2.38%, 01/15/25 (Call 12/15/24)	1,088	1,036,765
2.55%, 03/15/31 (Call 12/15/30)	706	595,613
2.88%, 09/15/29 (Call 06/15/29)	977	862,266
3.13%, 05/15/50 (Call 11/15/49)(a)	809	562,122
3.35%, 12/01/24 (Call 10/01/24)	1,479	1,434,456
3.50%, 08/15/24 (Call 05/15/24)	835	817,011
3.60%, 03/15/51 (Call 09/15/50)(a)	1,135	856,426
3.65%, 12/01/27 (Call 09/01/27)(a)	980	931,955
Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 09/15/49 (Call 03/15/49)	$723	$554,982
4.10%, 03/01/28 (Call 12/01/27)	1,197	1,154,895
4.38%, 12/01/47 (Call 06/01/47)	748	647,633
4.55%, 03/01/48 (Call 09/01/47)	805	715,445
4.63%, 05/15/42	882	804,244
4.65%, 01/15/43	1,095	1,011,467
4.65%, 08/15/44 (Call 02/15/44)	1,230	1,106,169
4.85%, 08/15/54 (Call 02/15/54)	405	352,418
5.10%, 01/15/44	849	806,336
5.35%, 10/15/25(a)	390	395,471
5.50%, 10/15/32 (Call 07/15/32)	980	1,011,605
5.85%, 01/15/36	270	276,162
5.95%, 12/15/34	850	868,690
6.10%, 10/15/52	565	614,726
6.38%, 06/15/37	645	695,875
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	142	110,523
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(a)	255	237,333
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	550	534,742
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)(b)	910	776,261
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	801	598,087
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	920	703,035
3.75%, 06/15/29 (Call 03/15/29)(b)	594	506,629
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	493	418,977
4.50%, 07/01/57 (Call 01/01/57)	357	301,357
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	545	373,497
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	480	316,144
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	144,177
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	760	593,545
3.13%, 03/15/27 (Call 02/15/27)(b)	960	873,229
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	555	488,751
3.50%, 09/01/30 (Call 03/01/30)	1,690	1,452,504
3.50%, 07/15/51 (Call 01/15/51)(a)	1,335	902,250
3.63%, 03/15/32 (Call 12/15/31)(b)	1,814	1,550,688
4.13%, 06/15/29 (Call 03/15/29)	1,871	1,709,831
4.38%, 03/15/42 (Call 09/15/41)(b)	500	405,222
4.50%, 02/15/27 (Call 08/15/26)	1,191	1,144,957
4.63%, 03/15/52 (Call 09/15/51)(b)	1,695	1,366,655
5.00%, 03/15/24	617	614,517
5.13%, 06/15/39 (Call 12/15/38)	981	874,396
5.25%, 04/15/25(a)	1,338	1,335,253
5.25%, 06/15/26 (Call 12/15/25)	1,495	1,483,138
5.25%, 06/15/49 (Call 12/15/48)	1,823	1,594,261
5.38%, 02/01/25(a)	2,252	2,248,315
5.38%, 09/01/26 (Call 03/01/26)	1,280	1,274,206
5.50%, 06/15/47 (Call 12/15/46)	1,801	1,642,172
5.63%, 09/01/28 (Call 03/01/28)(a)	2,115	2,112,066
5.88%, 02/15/26 (Call 08/15/25)	1,500	1,512,219
5.88%, 02/01/29 (Call 08/01/28)	1,040	1,047,044
7.50%, 11/06/33(a)	660	704,562
7.69%, 06/15/25	1,190	1,245,480
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	1,085	995,937
2.20%, 06/01/30 (Call 03/01/30)(b)	1,319	1,066,424
3.20%, 06/01/50 (Call 12/01/49)(b)	596	402,450

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	$1,233	$1,089,168
2.55%, 05/10/31 (Call 02/10/31)(b)	1,607	1,297,839
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	215	171,084
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	944	814,390
2.15%, 02/03/32 (Call 11/03/31)(a)	1,122	884,716
3.13%, 08/15/29 (Call 05/15/29)	705	619,737
3.70%, 03/23/29 (Call 02/23/29)	780	718,280
3.85%, 10/01/24 (Call 07/01/24)	535	525,122
3.95%, 03/15/27 (Call 12/15/26)	777	749,155
3.95%, 08/15/49 (Call 02/15/49)(a)	373	296,742
4.50%, 04/01/25 (Call 03/01/25)	798	789,115
4.63%, 12/01/42 (Call 06/01/42)	716	632,413
4.80%, 03/15/47 (Call 09/15/46)	661	590,900
4.88%, 04/01/30 (Call 01/01/30)	766	749,400
4.95%, 10/01/44 (Call 04/01/44)	389	360,356
5.75%, 03/01/28 (Call 02/01/28)	475	486,012
5.88%, 03/01/33	300	312,273
8.15%, 06/15/38(a)	515	609,468
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	681	566,791
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	320	206,834
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	250	209,552
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	535	395,921
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	520	385,402
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	740	597,616
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	910	857,605
4.15%, 05/01/47 (Call 11/01/46)	1,492	1,296,489
4.88%, 04/01/42(a)	1,042	1,009,080
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	438	320,628
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	360	264,942
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,700	1,177,665
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	670	593,548
2.30%, 12/01/24 (Call 11/01/24)	535	505,789
2.70%, 06/01/31 (Call 03/01/31)(a)	574	479,014
2.95%, 12/01/29 (Call 09/01/29)(a)	745	647,832
3.25%, 09/01/24 (Call 07/01/24)	421	406,976
3.60%, 02/01/25 (Call 11/01/24)	1,235	1,198,131
3.60%, 09/01/27 (Call 06/01/27)(a)	650	611,538
4.70%, 02/01/45 (Call 08/01/44)	1,282	1,128,665
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	11,922
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	545	390,707
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	613,391
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/52(b)	800	802,622
Mayo Clinic
3.77%, 11/15/43	355	283,332
Series 2013, 4.00%, 11/15/47.	30	25,789
Series 2016, 4.13%, 11/15/52	290	246,977
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	523	349,275
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	368	311,760
Security	Par (000)	Value

Health Care - Services (continued)
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	$255	$183,905
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	770	573,576
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	388	326,177
5.00%, 07/01/42(a)	285	286,403
Series 2015, 4.20%, 07/01/55	312	257,916
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)(a)	200	134,243
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	85	81,195
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	594	383,573
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	545	380,015
Montefiore Obligated Group
4.29%, 09/01/50	329	203,568
Series 18-C, 5.25%, 11/01/48	486	362,118
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	265	202,243
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	325	257,149
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	590	442,941
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)(a)	440	300,620
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	540	326,325
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	344	312,146
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	113,183
2.61%, 08/01/60 (Call 02/01/60)(a)	238	137,218
3.56%, 08/01/36	110	93,366
4.02%, 08/01/45	610	512,624
4.06%, 08/01/56(a)	149	120,640
4.76%, 08/01/2116	255	214,690
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	288,015
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	217	156,662
3.98%, 11/01/46 (Call 11/01/45)	600	463,463
4.26%, 11/01/47 (Call 11/01/46)(a)	831	663,720
6.15%, 11/01/43(a)	380	389,935
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	215	137,113
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)(a)	815	615,377
3.17%, 11/01/51 (Call 05/01/51)	910	650,973
3.32%, 11/01/61 (Call 05/01/61)(a)	363	246,367
4.37%, 11/01/43	175	146,263
NY Society for Relief of Ruptured & Crippled Maintaining
Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	625	388,678
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	380	388,910
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)	460	358,954
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)(a)	295	239,209
2.83%, 11/15/41 (Call 05/15/41)	755	549,556
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	48	33,862
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	360	256,439
4.09%, 10/01/48 (Call 04/01/48)(a)	337	278,758
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	480	405,877

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	$656	$586,525
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	550	369,282
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	680	531,045
2.86%, 01/01/52 (Call 07/01/51)(a)	355	221,348
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	485	339,303
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	582	512,136
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	360	346,279
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	410	346,157
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	458	275,591
Series A, 3.93%, 10/01/48 (Call 04/01/48)	652	513,578
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	621	584,111
Series I, 3.74%, 10/01/47(a)	428	330,886
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	145	135,779
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	562	472,114
2.95%, 06/30/30 (Call 03/30/30)	948	820,829
3.45%, 06/01/26 (Call 03/01/26)	765	731,118
3.50%, 03/30/25 (Call 12/30/24)	596	576,029
4.20%, 06/30/29 (Call 03/30/29)(a)	535	512,883
4.25%, 04/01/24 (Call 01/01/24)	361	358,780
4.70%, 03/30/45 (Call 09/30/44)	431	365,699
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	80	56,432
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	509	455,154
1.88%, 03/08/24(b)	500	482,907
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	1,490	1,287,428
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	1,800	1,486,512
2.13%, 03/10/25 (Call 02/10/25)(b)	585	556,204
2.31%, 03/10/27 (Call 02/10/27)(b)	645	589,831
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	490	451,359
2.61%, 12/13/51 (Call 06/13/51)(b)	1,805	1,208,408
2.63%, 05/15/26 (Call 02/15/26)(b)	955	897,966
3.00%, 11/10/25 (Call 08/10/25)(b)	647	618,981
3.35%, 09/30/24 (Call 06/30/24)(b)	390	382,219
3.63%, 09/17/28 (Call 06/17/28)(b)	1,040	988,887
4.00%, 11/28/44 (Call 05/28/44)(b)	350	303,942
7.00%, 03/01/39(a)(b)	885	1,080,473
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	520	483,659
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	420	311,079
3.95%, 07/01/46 (Call 07/01/45)	435	361,380
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	220	142,906
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	50	32,416
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(a)	50	31,615
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	180	163,010
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	998	948,649
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(a)	295	202,434
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	567	460,438
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	185	168,273
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	290	198,235
Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	$302	$279,614
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	339,991
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)(a)	65	59,017
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	276,202
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(a)	333	247,789
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	250,489
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	345	199,882
4.33%, 11/15/55(a)	330	279,122
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	394	377,124
Trinity Health Corp.
4.13%, 12/01/45(a)	660	563,766
Series 2019, 3.43%, 12/01/48	310	229,821
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	165	116,030
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)(a)	310	287,725
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	475	460,400
0.55%, 05/15/24 (Call 12/12/22)	425	400,462
1.15%, 05/15/26 (Call 04/15/26)	545	490,502
1.25%, 01/15/26(a)	666	603,090
2.00%, 05/15/30	1,126	937,077
2.30%, 05/15/31 (Call 02/15/31)	845	705,994
2.38%, 08/15/24	959	923,451
2.75%, 05/15/40 (Call 11/15/39)	1,020	757,162
2.88%, 08/15/29	1,000	899,962
2.90%, 05/15/50 (Call 11/15/49).	970	671,263
2.95%, 10/15/27	1,076	1,000,389
3.05%, 05/15/41 (Call 11/15/40)	1,220	933,064
3.10%, 03/15/26	1,505	1,440,311
3.13%, 05/15/60 (Call 11/15/59)(a)	805	557,094
3.25%, 05/15/51 (Call 11/15/50)	1,860	1,364,883
3.38%, 04/15/27	825	789,176
3.45%, 01/15/27	1,072	1,029,271
3.50%, 02/15/24	694	683,437
3.50%, 08/15/39 (Call 02/15/39)	787	651,518
3.70%, 12/15/25(a)	527	513,466
3.70%, 08/15/49 (Call 02/15/49)	1,292	1,028,350
3.75%, 07/15/25	1,546	1,517,951
3.75%, 10/15/47 (Call 04/15/47)	834	671,798
3.85%, 06/15/28	1,335	1,284,125
3.88%, 12/15/28	866	832,180
3.88%, 08/15/59 (Call 02/15/59)	992	790,357
3.95%, 10/15/42 (Call 04/15/42)	553	469,987
4.00%, 05/15/29 (Call 03/15/29)	832	798,957
4.20%, 05/15/32 (Call 02/15/32)	1,105	1,064,042
4.20%, 01/15/47 (Call 07/15/46)	535	460,861
4.25%, 03/15/43 (Call 09/15/42)	488	434,007
4.25%, 04/15/47 (Call 10/15/46)	591	513,062
4.25%, 06/15/48 (Call 12/15/47)	1,192	1,045,804
4.38%, 03/15/42 (Call 09/15/41)	1,046	943,218
4.45%, 12/15/48 (Call 06/15/48)	1,033	926,391
4.63%, 07/15/35	340	333,761
4.63%, 11/15/41 (Call 05/15/41)	1,096	1,018,421
4.75%, 07/15/45	1,430	1,350,234
4.75%, 05/15/52 (Call 11/15/51)	1,700	1,608,620
4.95%, 05/15/62 (Call 11/15/61)	790	757,727
5.00%, 10/15/24(a)	520	522,885
5.15%, 10/15/25(a)	250	253,976

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 02/15/28	$615	$632,619
5.30%, 02/15/30	520	537,004
5.35%, 02/15/33	520	541,448
5.70%, 10/15/40 (Call 04/15/40)	700	727,011
5.80%, 03/15/36	1,474	1,569,850
5.88%, 02/15/53 (Call 08/15/52)	1,190	1,316,905
5.95%, 02/15/41 (Call 08/15/40)	730	777,424
6.05%, 02/15/63 (Call 08/15/62)	990	1,110,670
6.50%, 06/15/37	1,183	1,323,777
6.63%, 11/15/37	794	903,270
6.88%, 02/15/38(a)	903	1,052,794
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	995	854,012
2.65%, 10/15/30 (Call 07/15/30)(a)(b)	845	675,569
2.65%, 01/15/32 (Call 10/15/31)(b)	542	409,981
UPMC, Series D-1, 3.60%, 04/03/25	565	547,648
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	5	3,407
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	176	115,959
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	557	488,171
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	288	186,291
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	160	96,922
		206,387,313
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	275	264,300
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	950	810,066
2.88%, 06/15/27 (Call 05/15/27)	710	608,528
2.88%, 06/15/28 (Call 04/15/28)	1,008	828,054
3.20%, 11/15/31 (Call 08/15/31)	1,260	944,064
3.25%, 07/15/25 (Call 06/15/25)(a)	1,257	1,149,742
3.88%, 01/15/26 (Call 12/15/25)	1,181	1,085,994
4.20%, 06/10/24 (Call 05/10/24)	847	821,093
4.25%, 03/01/25 (Call 01/01/25)(a)	809	768,669
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,004	833,266
2.95%, 03/10/26 (Call 02/10/26)	620	536,481
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	455	422,238
2.35%, 11/22/24	330	304,145
2.63%, 12/15/26 (Call 11/15/26)	955	811,497
2.70%, 01/15/25 (Call 11/15/24)	975	906,840
3.25%, 03/15/27 (Call 02/15/27)	1,393	1,200,443
4.00%, 01/15/29 (Call 11/15/28).	932	791,907
4.70%, 03/24/25(a)	700	684,129
7.05%, 09/29/25(b)	770	771,535
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	668	558,281
2.75%, 09/16/26 (Call 08/19/26)(a)	985	873,520
2.85%, 09/30/28 (Call 07/30/28)	790	627,319
3.63%, 01/15/26 (Call 12/15/25)	940	875,007
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	363	337,977
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,948	1,692,118
3.38%, 09/06/49 (Call 03/06/49)(b)	985	703,400
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	500	488,115
3.63%, 04/11/29 (Call 01/11/29)(b)	314	292,629
Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	$194	$174,190
FS KKR Capital Corp.
1.65%, 10/12/24	670	612,707
2.63%, 01/15/27 (Call 12/15/26)	285	240,152
3.13%, 10/12/28 (Call 08/12/28)(a)	465	376,464
3.25%, 07/15/27 (Call 06/15/27)	907	770,686
3.40%, 01/15/26 (Call 12/15/25)	1,194	1,086,429
4.13%, 02/01/25 (Call 01/01/25)(a)	616	586,381
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	280	263,205
4.63%, 07/15/24 (Call 06/15/24)	330	319,273
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(a)(b)	700	603,530
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	201	185,312
3.75%, 02/10/25 (Call 01/10/25)(a)	593	574,241
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	870	717,234
2.50%, 08/24/26 (Call 07/24/26)	461	394,857
3.38%, 04/15/24 (Call 03/15/24)	635	608,644
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,650	1,596,161
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	732	551,748
3.75%, 05/28/51 (Call 11/28/50)(b)	595	350,836
4.50%, 04/08/52 (Call 10/08/51)(a)(b)	475	319,518
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	785	678,482
5.20%, 05/01/24	580	570,222
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	440	407,107
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	685	596,740
3.50%, 02/25/25 (Call 01/25/25)	460	438,189
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	795	658,632
2.88%, 06/11/28 (Call 04/11/28)	1,005	806,623
3.40%, 07/15/26 (Call 06/15/26)	1,118	984,226
3.75%, 07/22/25 (Call 06/22/25)	591	550,653
4.00%, 03/30/25 (Call 02/28/25)	481	454,245
4.25%, 01/15/26 (Call 12/15/25)	932	865,800
5.25%, 04/15/24 (Call 03/15/24)	430	425,252
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	835	791,792
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	755	626,931
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	195	168,325
4.70%, 02/08/27 (Call 01/08/27)(a)	665	601,546
5.50%, 03/21/25	475	463,219
7.75%, 09/16/27 (Call 08/16/27)(b)	125	126,447
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	447	367,158
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	491	432,957
4.75%, 12/15/25 (Call 11/15/25)(b)	745	676,398
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	515	431,989
3.44%, 10/15/28 (Call 08/15/28)	539	414,979
3.71%, 01/22/26 (Call 12/22/25)	608	533,655
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	785	487,407

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$100	$86,594
3.88%, 11/01/24 (Call 10/01/24)	320	305,854
		45,274,347
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,465	1,258,139
1.40%, 10/15/27 (Call 08/15/27)(a)	832	693,395
2.50%, 10/15/24 (Call 09/15/24)	509	485,220
2.60%, 10/15/25 (Call 09/15/25)	688	641,756
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	487	479,948
4.75%, 05/30/25 (Call 02/28/25)	474	464,600
4.75%, 11/29/27 (Call 05/29/27)	1,370	1,311,416
4.88%, 12/15/23 (Call 09/15/23)(a)	394	391,756
5.00%, 06/15/27 (Call 12/15/26)	474	464,667
5.25%, 06/01/26 (Call 12/01/25)(a)	580	573,257
5.88%, 11/15/24 (Call 05/15/24)	715	718,661
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	555	394,131
3.85%, 01/15/30 (Call 07/15/29)	280	225,883
3.97%, 08/06/61 (Call 02/06/61)	217	119,797
6.00%, 01/15/43 (Call 10/15/42)	520	422,140
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,008	853,998
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	587	581,806
5.50%, 03/01/26 (Call 12/01/25)	249	250,278
6.00%, 02/15/35(a)	534	507,026
6.38%, 05/15/33	755	749,940
7.88%, 06/15/32(a)	378	415,475
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	630	531,755
4.35%, 02/15/28 (Call 11/15/27)	535	482,094
4.88%, 11/15/25 (Call 08/15/25)(a)	515	494,535
4.88%, 03/15/27 (Call 12/15/26)	790	740,183
		14,251,856
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	612	598,996
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	630	581,881
3.50%, 11/15/51 (Call 05/15/51)	535	387,456
3.80%, 11/15/24 (Call 08/15/24)(a)	540	524,114
4.40%, 03/15/29 (Call 12/15/28)	583	553,054
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	990	946,905
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	595	524,523
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	510	403,798
3.70%, 05/01/25(a)	525	510,984
4.00%, 03/01/24	319	314,752
4.50%, 06/01/46 (Call 12/01/45)(a)	585	456,944
4.60%, 05/15/50 (Call 11/15/49)(a)	403	315,000
4.70%, 05/14/32 (Call 02/14/32)(a)	280	263,740
4.75%, 02/26/29 (Call 11/26/28)(a)	931	905,127
5.15%, 03/01/43	475	412,968
		7,700,242
Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 01/03/23)	447	417,160
Security	Par (000)	Value

Household Products & Wares (continued)
2.25%, 02/15/32 (Call 11/15/31)(a)	$635	$488,618
2.65%, 04/30/30 (Call 02/01/30)	532	439,379
4.88%, 12/06/28 (Call 09/06/28)(a)	484	475,315
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	275	223,222
3.15%, 08/01/27 (Call 05/01/27)	642	602,697
3.95%, 08/01/47 (Call 02/01/47)	360	287,126
5.00%, 06/15/52 (Call 12/15/51)	540	510,153
5.60%, 11/15/32	740	772,118
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	601	481,320
3.10%, 10/01/27 (Call 07/01/27)(a)	708	658,288
3.90%, 05/15/28 (Call 02/15/28)(a)	435	418,527
4.40%, 05/01/29 (Call 03/01/29)	125	121,423
4.60%, 05/01/32 (Call 02/01/32)(a)	680	661,116
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	563	482,690
2.00%, 11/02/31 (Call 08/02/31)	475	386,977
2.65%, 03/01/25	688	658,347
2.75%, 02/15/26	315	298,434
2.88%, 02/07/50 (Call 08/07/49)(a)	361	253,142
3.05%, 08/15/25	458	441,580
3.10%, 03/26/30 (Call 12/26/29)	1,159	1,045,944
3.20%, 04/25/29 (Call 01/25/29)(a)	768	703,663
3.20%, 07/30/46 (Call 01/30/46)	455	334,529
3.70%, 06/01/43	360	283,769
3.90%, 05/04/47 (Call 11/04/46)	272	228,567
3.95%, 11/01/28 (Call 08/01/28)	399	386,501
5.30%, 03/01/41	495	500,828
6.63%, 08/01/37	841	970,983
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	395	326,092
3.25%, 03/12/25(b)	290	275,169
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,554	1,504,404
3.00%, 06/26/27 (Call 03/26/27)(b)	2,202	2,046,657
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	275	264,196
4.00%, 05/15/43 (Call 02/15/43)(b)	350	286,536
4.35%, 09/30/44 (Call 03/30/44)(b)	90	75,968
4.75%, 10/15/46 (Call 04/16/46)(a)(b)	1,290	1,174,679
4.80%, 09/01/40(a)(b)	565	522,587
		20,008,704
Insurance — 4.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	597	529,449
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	250	222,725
2.88%, 10/15/26 (Call 07/15/26)	427	399,468
3.60%, 04/01/30 (Call 01/01/30)	1,428	1,317,606
4.00%, 10/15/46 (Call 04/15/46)	395	311,411
4.75%, 01/15/49 (Call 07/15/48)	327	289,668
6.45%, 08/15/40	430	450,181
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	170	163,194
3.20%, 09/16/40 (Call 03/16/40)(b)	1,820	1,316,318
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,160	1,024,054
3.60%, 04/09/29 (Call 01/09/29)(b)	1,130	1,032,638
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	585	550,072
4.50%, 03/16/46 (Call 09/16/45)(b)	940	793,943

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 03/11/44(b)	$60	$53,226
5.63%, 10/25/27	1,050	1,074,530
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	806	866,859
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	460	329,997
3.63%, 05/15/30 (Call 02/15/30)	680	631,734
4.90%, 09/15/44 (Call 03/15/44)(a)	37	34,124
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	654	627,929
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	540	477,715
1.45%, 12/15/30 (Call 09/15/30)(a)	836	641,815
3.28%, 12/15/26 (Call 09/15/26)	687	652,705
3.85%, 08/10/49 (Call 02/10/49)	452	352,069
4.20%, 12/15/46 (Call 06/15/46)	692	574,156
4.50%, 06/15/43(a)	394	351,082
5.35%, 06/01/33(a)	265	268,942
5.55%, 05/09/35	826	849,945
5.95%, 04/01/36	150	158,357
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)(c)	610	585,349
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	802	766,199
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	640	515,426
5.25%, 04/02/30 (Call 01/02/30)(a)	487	479,328
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	901	850,744
3.40%, 06/30/30 (Call 03/30/30)	105	93,412
3.88%, 01/15/35 (Call 07/15/34)(a)	290	257,931
3.90%, 04/01/26 (Call 01/01/26)	700	680,148
4.13%, 02/15/24	449	443,542
4.20%, 04/01/28 (Call 01/01/28)	85	80,902
4.38%, 06/30/50 (Call 12/30/49)	998	861,901
4.50%, 07/16/44 (Call 01/16/44)	160	139,642
4.75%, 04/01/48 (Call 10/01/47)	1,808	1,637,211
4.80%, 07/10/45 (Call 01/10/45)(a)	581	523,205
6.25%, 05/01/36	565	606,484
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	795	746,505
Americo Life Inc., 3.45%, 04/15/31(b)	513	395,115
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	1,170	918,042
3.83%, 03/11/51 (Call 09/11/50)(b)	466	312,245
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,048	896,223
3.75%, 05/02/29 (Call 02/02/29)	483	449,524
4.50%, 12/15/28 (Call 09/15/28)	592	574,050
6.25%, 09/30/40	790	822,554
8.21%, 01/01/27	234	243,477
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	375	293,879
2.60%, 12/02/31 (Call 09/02/31)	215	176,002
2.85%, 05/28/27 (Call 04/28/27)	495	454,725
2.90%, 08/23/51 (Call 02/23/51)	380	245,934
3.90%, 02/28/52 (Call 08/28/51)	620	481,964
5.00%, 09/12/32 (Call 06/12/32)(a)	395	391,025
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	613	599,266
3.88%, 12/15/25 (Call 09/15/25)	942	915,561
Security	Par (000)	Value

Insurance (continued)
4.25%, 12/12/42	$265	$207,642
4.45%, 05/24/43 (Call 02/24/43)	201	162,578
4.60%, 06/14/44 (Call 03/14/44)	590	505,775
4.75%, 05/15/45 (Call 11/15/44)	545	477,016
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,077	1,035,031
5.03%, 12/15/46 (Call 06/15/46)	714	617,831
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	667	465,526
7.35%, 05/01/34	90	100,712
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	437	394,081
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	903	713,027
3.05%, 03/09/52 (Call 09/09/51)	375	240,140
3.50%, 05/20/51 (Call 11/20/50)(a)	1,115	795,273
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	77,684
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	310	230,533
3.70%, 02/22/30 (Call 11/22/29)(a)	441	376,476
4.90%, 03/27/28 (Call 12/27/27)	520	500,668
6.75%, 02/15/34(a)	320	326,180
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	705	591,179
3.60%, 09/15/51 (Call 03/15/51)	677	445,647
5.00%, 07/01/24(a)	447	446,939
Athene Global Funding
0.91%, 08/19/24(b)	522	478,265
0.95%, 01/08/24(b)	310	293,905
1.00%, 04/16/24(b)	569	532,156
1.45%, 01/08/26(a)(b)	702	618,332
1.61%, 06/29/26(b)	975	845,654
1.72%, 01/07/25(a)(b)	780	722,404
1.73%, 10/02/26(b)	1,170	1,008,983
1.99%, 08/19/28(b)	670	543,824
2.50%, 01/14/25(b)	678	636,087
2.50%, 03/24/28(b)	732	619,407
2.55%, 06/29/25(b)	934	859,246
2.55%, 11/19/30(b)	680	528,598
2.65%, 10/04/31(a)(b)	570	438,587
2.67%, 06/07/31(a)(b)	471	362,036
2.72%, 01/07/29(b)	535	445,681
2.75%, 06/25/24(b)	708	673,412
2.95%, 11/12/26(a)(b)	325	292,260
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	412	257,210
3.50%, 01/15/31 (Call 10/15/30)	565	463,625
3.95%, 05/25/51 (Call 11/25/50).	475	327,308
4.13%, 01/12/28 (Call 10/12/27)(a)	915	836,549
6.15%, 04/03/30 (Call 01/03/30)(a)	455	459,227
6.65%, 02/01/33	575	575,368
AXA SA, 8.60%, 12/15/30	185	218,454
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	438	392,134
4.90%, 01/15/40 (Call 01/15/30)(c)	387	316,372
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(a)	505	475,737
5.15%, 04/01/45	335	289,007
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	768	587,406
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	727	584,631

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.85%, 03/12/30 (Call 12/12/29)(a)	$533	$449,294
2.30%, 03/15/27 (Call 02/15/27)(a)	975	907,524
2.50%, 01/15/51 (Call 07/15/50)	850	542,367
2.85%, 10/15/50 (Call 04/15/50)	1,975	1,349,998
2.88%, 03/15/32 (Call 12/15/31)	1,207	1,063,998
3.85%, 03/15/52 (Call 09/15/51)	2,830	2,310,698
4.20%, 08/15/48 (Call 02/15/48)(a)	2,063	1,854,084
4.25%, 01/15/49 (Call 07/15/48)(a)	1,664	1,489,692
4.30%, 05/15/43	530	482,302
4.40%, 05/15/42	616	572,780
5.75%, 01/15/40	645	710,131
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,677	1,618,485
4.50%, 02/11/43	897	852,417
Brighthouse Financial Global Funding
1.00%, 04/12/24(b)	505	473,934
1.20%, 12/15/23(b)	400	383,069
1.55%, 05/24/26(b)	657	576,035
1.75%, 01/13/25(b)	880	811,020
2.00%, 06/28/28(a)(b)	638	527,998
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	785	729,565
3.85%, 12/22/51 (Call 06/22/51)	520	328,365
4.70%, 06/22/47 (Call 12/22/46)	769	571,020
5.63%, 05/15/30 (Call 02/15/30)(a)	1,094	1,064,447
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,138	875,219
4.20%, 09/15/24 (Call 06/15/24)	811	797,938
4.20%, 03/17/32 (Call 12/17/31)(a)	415	363,410
4.50%, 03/15/29 (Call 12/15/28)	725	680,602
4.95%, 03/17/52 (Call 09/17/51)(a)	645	533,509
Chubb Corp. (The)
6.00%, 05/11/37	520	555,173
Series 1, 6.50%, 05/15/38	855	956,001
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	480	378,209
2.85%, 12/15/51 (Call 06/15/51)	500	336,129
3.05%, 12/15/61 (Call 06/15/61)	975	647,320
3.15%, 03/15/25	1,000	966,582
3.35%, 05/15/24	601	589,413
3.35%, 05/03/26 (Call 02/03/26)	950	918,362
4.15%, 03/13/43	790	674,121
4.35%, 11/03/45 (Call 05/03/45)	892	789,083
6.70%, 05/15/36	180	201,509
Cincinnati Financial Corp.
6.13%, 11/01/34	380	400,459
6.92%, 05/15/28(a)	515	554,862
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	575	452,192
3.45%, 08/15/27 (Call 05/15/27)	603	558,709
3.90%, 05/01/29 (Call 02/01/29)	579	532,239
3.95%, 05/15/24 (Call 02/15/24)(a)	654	641,882
4.50%, 03/01/26 (Call 12/01/25)(a)	647	638,855
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	601	597,688
5.25%, 05/30/29 (Call 02/28/29)(a)	1,006	959,001
CNO Global Funding
1.65%, 01/06/25(b)	1,075	996,793
1.75%, 10/07/26(a)(b)	685	603,507
2.65%, 01/06/29(b)	825	700,972
Security	Par (000)	Value

Insurance (continued)
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)(b)	$1,210	$1,158,720
3.65%, 04/05/27 (Call 03/05/27)(b)	1,100	1,029,661
3.85%, 04/05/29 (Call 02/05/29)(b)	1,010	919,420
3.90%, 04/05/32 (Call 01/05/32)(b)	1,115	983,214
4.35%, 04/05/42 (Call 10/05/41)(b)	645	528,080
4.40%, 04/05/52 (Call 10/05/51)(b)	1,960	1,575,388
6.88%, 12/15/52 (Call 09/15/27)(b)(c)	200	183,571
Dai-Ichi Life Insurance CoLtd(The)
4.00%, (Call 07/24/26)(b)(c)(d)	440	403,175
5.10%, (Call 10/28/24)(a)(b)(c)(d)	790	764,345
Doctors CoAn Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	220	179,162
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	395	332,071
1.78%, 03/17/31 (Call 12/17/30)(b)	1,287	983,241
3.08%, 09/17/51 (Call 03/17/51)(b)	605	370,421
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	658	482,334
4.95%, 06/01/29 (Call 03/01/29)(a)	585	536,672
Equitable Financial Life Global Funding
0.80%, 08/12/24(b)	524	485,604
1.00%, 01/09/26(b)	450	396,478
1.10%, 11/12/24(b)	687	634,188
1.30%, 07/12/26(b)	667	583,104
1.40%, 07/07/25(b)	1,003	909,025
1.40%, 08/27/27(b)	487	409,484
1.70%, 11/12/26(b)	715	629,211
1.75%, 11/15/30(b)	602	464,755
1.80%, 03/08/28(b)	685	574,881
5.50%, 12/02/25(b)	400	401,983
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,326	1,261,128
5.00%, 04/20/48 (Call 10/20/47)	1,326	1,152,113
7.00%, 04/01/28(a)	645	694,318
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	975	626,413
3.50%, 10/15/50 (Call 04/15/50)	880	607,602
4.87%, 06/01/44	255	222,272
F&G Global Funding
0.90%, 09/20/24(b)	801	731,075
1.75%, 06/30/26(a)(b)	672	597,799
2.00%, 09/20/28(b)	675	555,082
2.30%, 04/11/27(b)	525	459,198
5.15%, 07/07/25(b)	580	568,493
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	610	493,494
4.63%, 04/29/30 (Call 01/29/30)	782	710,826
4.85%, 04/17/28 (Call 01/17/28)(a)	754	711,868
5.63%, 08/16/32 (Call 05/16/32)(b)	65	61,087
Fairfax U.SInc., 4.88%, 08/13/24(a)(b)	488	476,527
Farmers Exchange Capital, 7.05%, 07/15/28(b)	425	440,233
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 moLIBOR US + 3.744%)(b)(c)	315	303,420
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 moLIBOR US + 3.454%)(b)(c)	150	135,606
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 moLIBOR US + 1.374%)(b)(c)	810	664,656
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	881	873,379

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	$667	$513,135
3.20%, 09/17/51 (Call 03/17/51)	625	363,998
3.40%, 06/15/30 (Call 03/15/30)	805	676,702
4.50%, 08/15/28 (Call 05/15/28)(a)	252	238,517
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	895	663,382
4.00%, 05/15/30 (Call 02/15/30)	710	599,422
4.60%, 11/15/24	620	609,015
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	1,315	1,115,683
GA Global Funding Trust
0.80%, 09/13/24(b)	618	562,477
1.00%, 04/08/24(b)	535	499,642
1.63%, 01/15/26(a)(b)	691	616,090
1.95%, 09/15/28(a)(b)	527	437,007
2.25%, 01/06/27(b)	505	445,827
2.90%, 01/06/32(b)	915	726,046
3.85%, 04/11/25(b)	900	861,210
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	770	567,123
4.40%, 10/15/29 (Call 07/15/29)(b)	742	623,667
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	842	668,186
4.55%, 09/15/28 (Call 06/15/28)	790	774,577
4.80%, 06/15/32 (Call 03/15/32)	155	146,585
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	645	609,642
4.58%, 05/17/48 (Call 11/17/47)(b)	366	306,155
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	770	610,135
Great-West Lifeco U.SFinance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	615	546,658
Guardian Life Global Funding
0.88%, 12/10/25(b)	588	520,205
1.10%, 06/23/25(b)	486	440,642
1.25%, 05/13/26(a)(b)	366	323,713
1.25%, 11/19/27(a)(b)	265	223,090
1.40%, 07/06/27(b)	505	432,574
1.63%, 09/16/28(a)(b)	405	335,826
2.90%, 05/06/24(b)	430	417,566
3.25%, 03/29/27(b)	450	422,692
5.55%, 10/28/27(b)	610	627,551
Guardian Life Insurance Coof America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	400	267,495
4.85%, 01/24/77(b)	506	415,884
4.88%, 06/19/64(b)	620	532,173
Hanover Insurance Group Inc(The)
2.50%, 09/01/30 (Call 06/01/30)	1,023	794,104
4.50%, 04/15/26 (Call 01/15/26)(a)	291	286,032
Hartford Financial Services Group Inc(The)
2.80%, 08/19/29 (Call 05/19/29)	604	517,543
2.90%, 09/15/51 (Call 03/15/51)	515	334,231
3.60%, 08/19/49 (Call 02/19/49)	300	221,141
4.30%, 04/15/43	348	284,121
4.40%, 03/15/48 (Call 09/15/47)	351	295,180
5.95%, 10/15/36	658	665,958
6.10%, 10/01/41	482	493,432
6.63%, 03/30/40	727	766,297
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	209,894
Security	Par (000)	Value

Insurance (continued)
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)(a)	$110	$105,804
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	640	638,310
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	825	633,034
4.00%, 11/23/51 (Call 05/23/51)	625	404,842
5.17%, 06/08/27 (Call 05/08/27)(a)	430	421,388
5.67%, 06/08/32 (Call 03/08/32)(a)	150	142,508
Jackson National Life Global Funding
1.75%, 01/12/25(b)	600	555,862
2.65%, 06/21/24(b)	431	411,455
3.05%, 04/29/26(b)	705	656,878
3.05%, 06/21/29(b)	372	323,616
3.25%, 01/30/24(b)	639	621,789
3.88%, 06/11/25(a)(b)	622	599,419
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	460	503,813
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	310	316,407
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	955	748,474
3.80%, 02/23/32 (Call 11/23/31)	155	131,915
4.35%, 02/15/25 (Call 11/15/24)	214	209,613
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,506	1,061,150
3.95%, 05/15/60 (Call 11/15/59)(b)	1,148	753,416
4.57%, 02/01/29(b)	961	893,155
4.85%, 08/01/44(b)	30	25,557
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	760	684,219
6.50%, 03/15/35(b)	732	744,772
6.50%, 05/01/42(b)	695	690,510
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	403	335,134
3.35%, 03/09/25	400	385,357
3.40%, 01/15/31 (Call 10/15/30)(a)	475	393,745
3.40%, 03/01/32 (Call 12/01/31)(a)	280	229,463
3.63%, 12/12/26 (Call 09/15/26)	1,287	1,211,461
3.80%, 03/01/28 (Call 12/01/27)(a)	511	473,295
4.35%, 03/01/48 (Call 09/01/47)	372	284,194
4.38%, 06/15/50 (Call 12/15/49)(a)	780	583,727
6.30%, 10/09/37	609	604,974
7.00%, 06/15/40	389	401,840
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	780	684,804
3.75%, 04/01/26 (Call 01/01/26)	866	841,638
4.13%, 05/15/43 (Call 11/15/42)	494	394,385
6.00%, 02/01/35	170	173,828
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	675	609,586
3.70%, 03/16/32 (Call 12/16/31)(a)	345	308,334
4.06%, 02/24/32 (Call 02/24/27)(c)	785	697,915
4.15%, 03/04/26	606	596,101
5.38%, 03/04/46	730	706,001
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	745	516,528
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	556	488,317
3.45%, 05/07/52 (Call 11/07/51)(a)	435	296,186
3.50%, 11/01/27 (Call 08/01/27)	812	749,643
4.15%, 09/17/50 (Call 03/17/50)(a)	576	440,118
4.30%, 11/01/47 (Call 05/01/47)	246	192,902
5.00%, 03/30/43	345	302,317

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.00%, 04/05/46	$521	$459,312
5.00%, 05/20/49 (Call 11/20/48)	565	494,281
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	800	658,101
2.38%, 12/15/31 (Call 09/15/31)	425	345,088
2.90%, 12/15/51 (Call 06/15/51)(a)	185	120,268
3.50%, 06/03/24 (Call 03/03/24)	401	392,548
3.50%, 03/10/25 (Call 12/10/24)	632	615,837
3.75%, 03/14/26 (Call 12/14/25)	726	707,068
3.88%, 03/15/24 (Call 02/15/24)	707	697,406
4.20%, 03/01/48 (Call 09/01/47)	901	744,915
4.35%, 01/30/47 (Call 07/30/46)	494	419,612
4.38%, 03/15/29 (Call 12/15/28)	1,112	1,082,285
4.75%, 03/15/39 (Call 09/15/38)	439	403,703
4.90%, 03/15/49 (Call 09/15/48)	1,546	1,442,912
5.75%, 11/01/32	280	297,337
5.88%, 08/01/33	570	594,644
6.25%, 11/01/52	320	357,603
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	210	129,787
3.38%, 04/15/50(a)(b)	273	191,582
3.73%, 10/15/70(b)	960	643,287
4.50%, 04/15/65(b)	40	31,202
4.90%, 04/01/77(a)(b)	678	566,065
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(c)	595	514,913
5.38%, 12/01/41(a)(b)	607	554,977
MassMutual Global Funding II
0.60%, 04/12/24(b)	646	608,347
1.20%, 07/16/26(b)	440	389,897
1.55%, 10/09/30(b)	1,185	915,026
2.15%, 03/09/31(a)(b)	1,185	953,873
2.35%, 01/14/27(a)(b)	580	533,412
2.75%, 06/22/24(b)	847	817,830
2.95%, 01/11/25(b)	718	690,404
3.40%, 03/08/26(b)	1,177	1,127,708
4.15%, 08/26/25(a)(b)	318	312,140
5.05%, 12/07/27(b)	200	199,912
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(b)(c)	465	444,075
5.20%, 10/20/45 (Call 10/20/25)(b)(c)	1,510	1,449,333
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	828	777,011
Met Tower Global Funding
0.70%, 04/05/24(a)(b)	730	687,472
1.25%, 09/14/26(a)(b)	672	586,283
3.70%, 06/13/25(b)	852	823,419
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	739	794,425
MetLife Inc.
3.00%, 03/01/25	458	443,253
3.60%, 04/10/24	1,080	1,062,580
3.60%, 11/13/25 (Call 08/13/25)	540	526,213
4.05%, 03/01/45	692	584,750
4.13%, 08/13/42(a)	650	554,132
4.55%, 03/23/30 (Call 12/23/29)(a)	140	139,596
4.60%, 05/13/46 (Call 11/13/45)	630	578,309
4.72%, 12/15/44	807	734,119
4.88%, 11/13/43	374	350,248
5.00%, 07/15/52 (Call 01/15/52)	745	719,697
5.70%, 06/15/35	1,185	1,243,491
Security	Par (000)	Value

Insurance (continued)
5.88%, 02/06/41	$1,306	$1,351,621
6.38%, 06/15/34	1,363	1,513,591
6.40%, 12/15/66 (Call 12/15/31)	1,669	1,571,906
6.50%, 12/15/32(a)	881	974,124
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	75	86,905
10.75%, 08/01/69 (Call 08/01/34)	433	571,924
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	810	657,293
Metropolitan Life Global Funding I
0.40%, 01/07/24(a)(b)	355	337,791
0.55%, 06/07/24(b)	576	537,769
0.70%, 09/27/24(a)(b)	620	572,620
0.95%, 07/02/25(b)	885	800,016
1.55%, 01/07/31(a)(b)	760	585,701
1.88%, 01/11/27(b)	127	112,673
2.80%, 03/21/25(a)(b)	400	383,568
2.95%, 04/09/30(a)(b)	615	537,978
3.00%, 09/19/27(a)(b)	884	808,709
3.05%, 06/17/29(a)(b)	669	598,569
3.30%, 03/21/29(b)	550	497,936
3.45%, 12/18/26(b)	974	914,315
3.60%, 01/11/24(a)(b)	355	349,441
4.05%, 08/25/25(a)(b)	100	97,914
4.30%, 08/25/29(b)	145	139,020
4.40%, 06/30/27(b)	355	346,803
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	370	394,234
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	200	183,569
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(b)(c)	625	612,947
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	54,709
Mutual of Omaha Insurance Co.
4.30%, 07/15/54 (Call 07/15/24)(b)(c)	630	600,045
6.80%, 06/15/36(b)	45	47,379
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(c)	95	80,648
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,015	721,200
5.30%, 11/18/44(b)	770	678,988
6.75%, 05/15/87	140	133,267
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,409	1,078,653
4.95%, 04/22/44(b)	515	442,306
7.88%, 04/01/33(a)(b)	563	638,073
8.25%, 12/01/31(b)	609	695,203
9.38%, 08/15/39(a)(b)	250	326,582
New York Life Global Funding
0.55%, 04/26/24(b)	620	582,323
0.60%, 08/27/24(b)	125	116,245
0.85%, 01/15/26(b)	315	280,593
0.90%, 10/29/24(a)(b)	340	314,669
0.95%, 06/24/25(b)	380	343,963
1.15%, 06/09/26(a)(b)	915	812,179
1.20%, 08/07/30(b)	560	432,221
1.45%, 01/14/25(b)	462	430,392
1.85%, 08/01/31(b)	795	632,924
2.00%, 01/22/25(b)	861	810,149
2.35%, 07/14/26(b)	105	97,062
2.88%, 04/10/24(b)	971	944,945
2.90%, 01/17/24(a)(b)	275	268,769
3.00%, 01/10/28(b)	930	864,118
3.15%, 06/06/24(b)	420	408,933

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.25%, 04/07/27(b)	$1,065	$1,006,693
3.60%, 08/05/25(b)	1,072	1,038,655
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,051	806,284
4.45%, 05/15/69 (Call 11/15/68)(b)	905	744,832
5.88%, 05/15/33(b)	723	751,592
6.75%, 11/15/39(a)(b)	676	757,051
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	1,655	1,273,168
2.90%, 09/16/51 (Call 09/16/31)(b)(c)	760	590,211
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	1,107	904,960
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	500	447,332
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	465	441,298
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	1,590	1,541,919
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	225	212,183
0.80%, 01/14/26(b)	813	721,091
1.70%, 06/01/28(b)	435	368,479
1.75%, 01/11/27(a)(b)	1,047	927,897
4.00%, 07/01/25(b)	1,465	1,431,653
4.35%, 09/15/27(a)(b)	35	34,320
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	700	494,383
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	814,817
3.85%, 09/30/47 (Call 03/30/47)(b)	1,402	1,088,328
6.06%, 03/30/40(a)(b)	290	298,905
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	375	361,035
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	737	517,131
3.88%, 08/26/26 (Call 07/26/26)	568	543,482
4.88%, 10/01/24 (Call 09/01/24)	715	708,726
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	315	223,149
Pacific Life Global Funding II
1.20%, 06/24/25(b)	994	903,257
1.38%, 04/14/26(b)	2,010	1,784,416
1.45%, 01/20/28(b)	602	495,939
1.60%, 09/21/28(b)	847	686,709
2.45%, 01/11/32(b)	720	574,114
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(c)	805	631,514
9.25%, 06/15/39(b)	35	46,024
Pacific LifeCorp, 5.40%, 09/15/52 (Call 03/15/52)(a)(b)	505	482,193
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	855	588,809
5.13%, 01/30/43(a)(b)	470	428,636
6.60%, 09/15/33(a)(b)	350	380,281
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	380	343,945
4.50%, 10/01/50 (Call 04/01/30)(a)(c)	680	564,400
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	421	269,585
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	682	610,097
1.15%, 12/06/24(b)	1,237	1,145,407
1.20%, 09/01/26(b)	992	872,497
2.40%, 09/23/24(a)(b)	787	748,465
4.20%, 08/28/25(b)	310	304,859
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	339	276,435
Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	$503	$414,256
3.10%, 11/15/26 (Call 08/15/26)	520	484,778
3.40%, 05/15/25 (Call 02/15/25)(a)	184	178,332
3.70%, 05/15/29 (Call 02/15/29)(a)	628	587,223
4.30%, 11/15/46 (Call 05/15/46)(a)	325	267,451
4.35%, 05/15/43	380	315,597
4.63%, 09/15/42	345	296,969
6.05%, 10/15/36(a)	760	787,609
Principal Life Global Funding, 1.38%, 01/10/25(b)	527	487,318
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	442	420,362
0.75%, 04/12/24(b)	340	319,935
0.75%, 08/23/24(a)(b)	425	393,212
0.88%, 01/12/26(b)	776	686,735
1.25%, 06/23/25(b)	371	337,173
1.25%, 08/16/26(b)	563	488,665
1.50%, 11/17/26(b)	319	279,092
1.50%, 08/27/30(a)(b)	647	494,122
1.63%, 11/19/30(b)	200	153,184
2.25%, 11/21/24(a)(b)	408	385,291
2.50%, 09/16/29(b)	647	547,763
3.00%, 04/18/26(b)	1,380	1,284,473
Progressive Corp. (The)
2.45%, 01/15/27(a)	740	679,727
2.50%, 03/15/27 (Call 02/15/27)	250	229,861
3.00%, 03/15/32 (Call 12/15/31)(a)	322	284,333
3.20%, 03/26/30 (Call 12/26/29)	865	778,149
3.70%, 01/26/45	387	305,436
3.70%, 03/15/52 (Call 09/15/51)	395	304,975
3.95%, 03/26/50 (Call 09/26/49)	582	465,094
4.00%, 03/01/29 (Call 12/01/28)	596	572,460
4.13%, 04/15/47 (Call 10/15/46)	607	508,730
4.20%, 03/15/48 (Call 09/15/47)(a)	625	525,338
4.35%, 04/25/44	315	271,773
6.25%, 12/01/32	425	462,559
6.63%, 03/01/29	110	120,199
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	411	361,132
4.30%, 09/30/28 (Call 06/30/28)(b)	482	453,693
Protective Life Global Funding
0.47%, 01/12/24(a)(b)	210	199,286
0.78%, 07/05/24(a)(b)	600	556,762
1.17%, 07/15/25(b)	735	660,345
1.30%, 09/20/26(b)	1,065	926,820
1.62%, 04/15/26(a)(b)	810	730,710
1.65%, 01/13/25(b)	765	708,625
1.74%, 09/21/30(b)	1,035	794,336
1.90%, 07/06/28(a)(b)	540	449,706
3.10%, 04/15/24(a)(b)	435	422,448
3.22%, 03/28/25(b)	1,090	1,037,274
4.71%, 07/06/27(b)	200	195,178
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	678	613,817
2.10%, 03/10/30 (Call 12/10/29)	470	387,730
3.00%, 03/10/40 (Call 09/10/39)	585	435,181
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	670	539,350
3.70%, 03/13/51 (Call 09/13/50)	1,613	1,245,108
3.88%, 03/27/28 (Call 12/27/27)(a)	470	452,943
3.91%, 12/07/47 (Call 06/07/47)	1,087	870,445

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.94%, 12/07/49 (Call 06/07/49)	$992	$779,371
4.35%, 02/25/50 (Call 08/25/49)	1,044	895,944
4.42%, 03/27/48 (Call 09/27/47)	494	422,596
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	727	635,471
4.60%, 05/15/44	370	335,880
5.13%, 03/01/52 (Call 11/28/31)(c)	50	42,745
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	468	440,177
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	383	359,101
5.70%, 12/14/36	858	886,538
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	1,347	1,250,811
5.75%, 07/15/33(a)	56	58,415
6.00%, 09/01/52 (Call 06/01/32)(c)	95	87,594
6.63%, 12/01/37(a)	175	191,861
6.63%, 06/21/40	515	565,319
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	150	159,435
Prudential PLC
3.13%, 04/14/30(a)	1,044	912,725
3.63%, 03/24/32 (Call 12/24/31)(a)	515	455,833
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	786	672,971
3.90%, 05/15/29 (Call 02/15/29)	595	545,573
3.95%, 09/15/26 (Call 06/15/26)	660	637,552
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,522	1,328,461
2.50%, 10/30/24(b)	710	670,586
2.75%, 05/07/25(a)(b)	567	532,089
2.75%, 01/21/27(b)	410	368,949
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	544	508,558
3.70%, 04/01/25 (Call 01/01/25)	96	93,167
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	330	301,410
RGA Global Funding
2.00%, 11/30/26(b)	595	527,882
2.70%, 01/18/29(b)	525	449,711
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	690	523,250
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	635	591,209
4.75%, 04/08/32 (Call 01/08/32)(b)	745	628,563
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	765	598,515
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	878	767,453
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	560	455,601
Security Benefit Global Funding, 1.25%, 05/17/24(b)	295	275,264
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	125	108,688
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	215	187,587
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	320	337,156
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	1,266	981,125
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(b)(c)	878	705,499
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	645	580,113
Swiss Re America Holding Corp., 7.00%, 02/15/26	45	47,643
Security	Par (000)	Value

Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	$769	$682,718
Symetra Financial Corp., 4.25%, 07/15/24	155	151,674
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	907	639,516
4.27%, 05/15/47 (Call 11/15/46)(b)	1,701	1,433,096
4.38%, 09/15/54 (Call 09/15/24)(b)(c)	895	855,249
4.90%, 09/15/44(b)	1,284	1,197,828
6.85%, 12/16/39(b)	1,344	1,500,616
Transatlantic Holdings Inc., 8.00%, 11/30/39	445	547,887
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	250	155,169
3.05%, 06/08/51 (Call 12/08/50)	300	208,145
3.75%, 05/15/46 (Call 11/15/45)	702	557,427
4.00%, 05/30/47 (Call 11/30/46)	761	621,942
4.05%, 03/07/48 (Call 09/07/47)	703	578,161
4.10%, 03/04/49 (Call 09/04/48)	682	562,364
4.30%, 08/25/45 (Call 02/25/45)	623	529,691
4.60%, 08/01/43	480	429,662
5.35%, 11/01/40(a)	649	648,724
6.25%, 06/15/37	570	624,835
6.75%, 06/20/36	740	838,986
Travelers Property Casualty Corp., 6.38%, 03/15/33	584	647,406
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	557	541,210
6.13%, 08/15/43(a)	807	767,650
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	180	157,523
Unum Group
3.88%, 11/05/25	20	19,191
4.00%, 06/15/29 (Call 03/15/29)(a)	61	55,339
4.13%, 06/15/51 (Call 12/15/50)	625	435,377
4.50%, 12/15/49 (Call 06/15/49)	340	245,710
5.75%, 08/15/42(a)	341	304,273
Voya Financial Inc.
3.65%, 06/15/26	675	640,312
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	369	272,653
4.80%, 06/15/46	473	386,869
5.70%, 07/15/43	289	267,721
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	246,827
3.55%, 03/30/52 (Call 09/30/51)	292	204,618
4.00%, 05/12/50 (Call 11/12/49)	510	392,453
4.75%, 08/01/44(a)	325	285,480
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	475	485,936
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	375	256,706
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	380	346,365
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	950	802,068
3.60%, 05/15/24 (Call 03/15/24)	745	724,462
3.88%, 09/15/49 (Call 03/15/49)	581	419,249
4.50%, 09/15/28 (Call 06/15/28)	702	663,262
4.65%, 06/15/27 (Call 05/15/27)	255	247,656
5.05%, 09/15/48 (Call 03/15/48)	340	288,455
WR Berkley Corp., 6.25%, 02/15/37(a)	175	182,351

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd.
5.25%, 12/15/43	$320	$316,325
5.50%, 03/31/45	500	475,898
		336,777,701
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	555	448,715
2.70%, 02/09/41 (Call 08/09/40)	425	272,589
3.15%, 02/09/51 (Call 08/09/50)	780	495,018
3.25%, 02/09/61 (Call 08/09/60)	560	345,160
3.40%, 12/06/27 (Call 09/06/27)(a)	2,347	2,156,059
3.60%, 11/28/24 (Call 08/28/24)	2,113	2,039,990
4.00%, 12/06/37 (Call 06/06/37)(a)	2,252	1,801,750
4.20%, 12/06/47 (Call 06/06/47)	1,125	861,215
4.40%, 12/06/57 (Call 06/06/57)	1,000	754,097
4.50%, 11/28/34 (Call 05/28/34)	885	784,792
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,418	1,280,204
0.80%, 08/15/27 (Call 06/15/27)(a)	1,325	1,150,000
1.10%, 08/15/30 (Call 05/15/30)	2,031	1,615,560
1.90%, 08/15/40 (Call 02/15/40)	1,340	920,727
2.00%, 08/15/26 (Call 05/15/26)	1,641	1,527,705
2.05%, 08/15/50 (Call 02/15/50)	1,990	1,251,330
2.25%, 08/15/60 (Call 02/15/60)(a)	2,392	1,447,560
3.38%, 02/25/24	621	619,453
Amazon.com Inc.
0.45%, 05/12/24	1,362	1,285,640
0.80%, 06/03/25 (Call 05/03/25)	1,262	1,158,477
1.00%, 05/12/26 (Call 04/12/26)	1,315	1,172,150
1.20%, 06/03/27 (Call 04/03/27)	1,400	1,222,025
1.50%, 06/03/30 (Call 03/03/30)	2,529	2,056,117
1.65%, 05/12/28 (Call 03/12/28)	2,870	2,494,811
2.10%, 05/12/31 (Call 02/12/31)	2,275	1,899,457
2.50%, 06/03/50 (Call 12/03/49)	2,435	1,590,503
2.70%, 06/03/60 (Call 12/03/59)(a)	1,879	1,188,104
2.73%, 04/13/24(a)	150	146,421
2.80%, 08/22/24 (Call 06/22/24)	1,242	1,207,580
2.88%, 05/12/41 (Call 11/12/40)	2,010	1,535,518
3.00%, 04/13/25	560	542,502
3.10%, 05/12/51 (Call 11/12/50)	3,125	2,279,179
3.15%, 08/22/27 (Call 05/22/27)(a)	2,501	2,376,786
3.25%, 05/12/61 (Call 11/12/60)	1,660	1,190,896
3.30%, 04/13/27 (Call 03/13/27)	1,852	1,775,584
3.45%, 04/13/29 (Call 02/13/29)	1,040	981,121
3.60%, 04/13/32 (Call 01/13/32)(a)	2,005	1,868,333
3.80%, 12/05/24 (Call 09/05/24)(a)	1,433	1,413,781
3.88%, 08/22/37 (Call 02/22/37)	2,955	2,661,955
3.95%, 04/13/52 (Call 10/13/51)(a)	2,420	2,067,735
4.05%, 08/22/47 (Call 02/22/47)	3,338	2,930,486
4.10%, 04/13/62 (Call 10/13/61)	1,235	1,041,171
4.25%, 08/22/57 (Call 02/22/57)	2,158	1,922,544
4.65%, 12/01/29 (Call 10/01/29)	1,040	1,044,905
4.70%, 11/29/24	1,040	1,041,787
4.70%, 12/01/32	1,040	1,048,801
4.80%, 12/05/34 (Call 06/05/34)	1,515	1,542,336
4.95%, 12/05/44 (Call 06/05/44)(a)	1,383	1,400,350
5.20%, 12/03/25 (Call 09/03/25)(a)	944	966,588
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	199,813
2.38%, 08/23/31 (Call 05/23/31)(a)	465	363,125
Security	Par (000)	Value

Internet (continued)
3.08%, 04/07/25 (Call 03/07/25)(a)	$395	$370,312
3.43%, 04/07/30 (Call 01/07/30)	390	337,714
3.63%, 07/06/27(a)	560	515,102
4.38%, 03/29/28 (Call 12/29/27)(a)	594	556,659
4.88%, 11/14/28 (Call 08/14/28)(a)	455	435,043
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	671	629,195
3.60%, 06/01/26 (Call 03/01/26)	1,316	1,270,420
3.65%, 03/15/25 (Call 12/15/24)	590	578,829
4.63%, 04/13/30 (Call 01/13/30)	1,701	1,657,139
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	637	568,193
1.90%, 03/11/25 (Call 02/11/25)	814	763,836
2.60%, 05/10/31 (Call 02/10/31)(a)	751	616,946
2.70%, 03/11/30 (Call 12/11/29)(a)	1,037	883,442
3.45%, 08/01/24 (Call 05/01/24)	848	827,862
3.60%, 06/05/27 (Call 03/05/27)(a)	952	901,511
3.65%, 05/10/51 (Call 11/10/50)	850	620,441
4.00%, 07/15/42 (Call 01/15/42)	1,006	808,506
5.90%, 11/22/25	200	204,709
5.95%, 11/22/27(a)	665	681,993
6.30%, 11/22/32	340	354,438
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	624	507,290
3.25%, 02/15/30 (Call 11/15/29)	881	753,314
3.80%, 02/15/28 (Call 11/15/27)(a)	1,092	1,012,078
4.63%, 08/01/27 (Call 05/01/27)	784	757,193
5.00%, 02/15/26 (Call 11/15/25)(a)	999	995,869
6.25%, 05/01/25 (Call 02/01/25)(b)	976	987,891
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	214	187,970
3.88%, 04/29/26	225	214,430
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	237,448
3.05%, 10/28/30 (Call 07/28/30)(a)(b)	800	601,222
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(b)	3,367	3,164,111
3.85%, 08/15/32 (Call 05/15/32)(b)	2,520	2,254,769
4.45%, 08/15/52 (Call 02/15/52)(b)	2,525	2,074,865
4.65%, 08/15/62 (Call 02/15/62)(b)	1,185	968,649
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	575	551,566
4.38%, 11/15/26(a)	1,045	1,008,830
4.88%, 04/15/28	1,610	1,564,067
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	695	656,459
5.38%, 11/15/29(b)	1,195	1,172,903
5.75%, 03/01/24	110	110,137
5.88%, 02/15/25	853	861,638
5.88%, 11/15/28	1,185	1,197,099
6.38%, 05/15/29(a)	570	588,023
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	1,367	1,020,486
3.26%, 01/19/27 (Call 12/19/26)(b)	500	439,675
3.68%, 01/21/30 (Call 10/21/29)(b)	1,176	953,594
3.83%, 02/08/51 (Call 08/08/50)(b)	1,442	863,461
4.03%, 08/03/50 (Call 02/03/50)(b)	1,770	1,080,200
4.19%, 01/19/32 (Call 10/19/31)(b)	200	157,482
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	100	91,750
4.99%, 01/19/52 (Call 07/19/51)(b)	335	233,805

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	$400	$360,728
2.39%, 06/03/30 (Call 03/03/30)(b)	1,575	1,280,694
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	945	779,275
3.24%, 06/03/50 (Call 12/03/49)(b)	1,720	1,106,410
3.28%, 04/11/24 (Call 03/11/24)(b)	950	923,542
3.29%, 06/03/60 (Call 12/03/59)(b)	400	236,213
3.58%, 04/11/26 (Call 02/11/26)(b)	593	561,008
3.60%, 01/19/28 (Call 10/19/27)(b)	1,560	1,426,496
3.68%, 04/22/41 (Call 10/22/40)(b)	740	539,845
3.80%, 02/11/25(a)(b)	55	53,004
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,740	1,206,459
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	639	499,297
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	975	648,091
3.98%, 04/11/29 (Call 01/11/29)(b)	2,401	2,201,279
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	480	370,959
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	60	52,961
2.00%, 09/03/30 (Call 06/03/30)	720	527,688
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	920	754,059
4.75%, 07/15/27 (Call 01/03/23)	595	582,595
5.25%, 04/01/25 (Call 01/01/25)	555	557,495
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	435	319,785
3.50%, 07/05/24 (Call 06/05/24)(a)	910	870,085
		124,097,037
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24(a)	35	33,985
4.25%, 07/16/29(a)	1,022	917,066
4.55%, 03/11/26	415	402,852
6.55%, 11/29/27	135	136,164
6.75%, 03/01/41	476	463,951
6.80%, 11/29/32	200	202,126
7.00%, 10/15/39(a)	754	758,278
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	97,475
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	585	529,911
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	825	769,802
2.70%, 06/01/30 (Call 03/01/30)	954	815,557
2.98%, 12/15/55 (Call 06/15/55)	887	553,082
3.13%, 04/01/32 (Call 01/01/32)	745	636,297
3.85%, 04/01/52 (Call 09/01/51)	580	447,015
3.95%, 05/23/25	432	422,951
3.95%, 05/01/28 (Call 02/01/28)	710	673,610
4.30%, 05/23/27 (Call 04/23/27)	650	634,932
4.40%, 05/01/48 (Call 11/01/47)	290	242,945
5.20%, 08/01/43 (Call 02/01/43)	25	23,787
6.40%, 12/01/37(a)	50	54,016
POSCO
2.50%, 01/17/25(b)	300	281,442
2.75%, 07/15/24(b)	490	470,054
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	665	598,950
2.15%, 08/15/30 (Call 05/15/30)(a)	934	735,356
6.85%, 11/15/36	445	464,909
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	211,505
2.40%, 06/15/25 (Call 05/15/25)	592	554,477
Security	Par (000)	Value

Iron & Steel (continued)
2.80%, 12/15/24 (Call 11/15/24)	$521	$495,461
3.25%, 01/15/31 (Call 10/15/30)	530	452,995
3.25%, 10/15/50 (Call 04/15/50)	486	315,777
3.45%, 04/15/30 (Call 01/15/30)	680	598,960
5.00%, 12/15/26 (Call 01/03/23)(a)	665	655,289
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,675	1,459,036
6.25%, 08/10/26(a)	790	815,951
6.88%, 11/21/36	1,307	1,350,650
6.88%, 11/10/39(a)	1,272	1,297,440
8.25%, 01/17/34	185	214,237
Vale SA, 5.63%, 09/11/42(a)	562	526,875
		20,315,166
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 01/03/23)	574	527,070
2.40%, 08/18/31 (Call 05/18/31)	680	495,138
4.40%, 09/15/32 (Call 06/15/32)(a)	505	424,175
5.10%, 04/01/52 (Call 10/01/51)	685	491,686
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	244	232,554
4.63%, 07/28/45 (Call 01/28/45)	383	290,050
		2,460,673
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	588	514,437
3.70%, 01/15/31 (Call 10/15/30)	572	490,241
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/03/23)	340	318,584
4.38%, 09/15/28 (Call 06/15/28)	491	449,293
4.85%, 03/15/26 (Call 12/15/25)(a)	837	824,870
5.63%, 04/23/25 (Call 03/23/25)(a)	762	758,861
6.00%, 04/23/30 (Call 01/23/30)(a)	865	858,440
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	457	448,395
3.75%, 03/15/25 (Call 12/15/24)	485	471,086
3.75%, 10/01/25 (Call 07/01/25)	504	485,735
4.50%, 10/01/34 (Call 04/01/34)	413	357,618
5.00%, 10/15/27 (Call 09/15/27)	190	189,064
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	630	601,900
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	724	735,722
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	817	767,223
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,155	972,497
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,347	1,100,582
Series II, 2.75%, 10/15/33 (Call 07/15/33)	595	458,057
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,056	988,344
Series X, 4.00%, 04/15/28 (Call 01/15/28)	452	420,688
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	375	371,375
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	200	163,000
4.30%, 01/08/26 (Call 12/08/25)	73	66,914
4.88%, 06/18/30 (Call 03/18/30)	240	207,000
5.63%, 08/08/25 (Call 06/08/25)	300	290,250
5.90%, 08/08/28 (Call 05/08/28)	1,795	1,673,838
		14,984,014
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	336	319,419
4.38%, 05/08/42(a)	575	504,189

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
0.45%, 05/17/24	$380	$357,411
0.60%, 09/13/24(a)	325	302,525
0.80%, 11/13/25	665	598,054
0.90%, 03/02/26	603	541,025
0.95%, 01/10/24	300	288,026
1.10%, 09/14/27	862	741,122
1.15%, 09/14/26	275	244,188
1.45%, 05/15/25(a)	512	475,872
1.70%, 01/08/27(a)	720	645,405
2.15%, 11/08/24	1,290	1,231,582
2.40%, 08/09/26	720	667,664
2.85%, 05/17/24	739	719,812
3.25%, 12/01/24	851	827,245
3.30%, 06/09/24	445	436,693
3.40%, 05/13/25	160	155,905
3.60%, 08/12/27	419	402,858
3.65%, 12/07/23	697	689,651
3.65%, 08/12/25	781	764,766
4.90%, 01/17/25	690	692,225
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	542	447,376
2.60%, 09/19/29 (Call 06/19/29)(a)	455	405,998
2.60%, 04/09/30 (Call 01/09/30)	902	791,588
3.25%, 09/19/49 (Call 03/19/49)	979	753,002
3.25%, 04/09/50 (Call 10/09/49)(a)	901	697,116
3.40%, 05/15/24 (Call 02/15/24)	938	923,036
3.80%, 08/15/42	1,372	1,195,851
4.30%, 05/15/44 (Call 11/15/43)(a)	354	328,332
4.75%, 05/15/64 (Call 11/15/63)	390	377,056
5.20%, 05/27/41	1,056	1,095,148
5.30%, 09/15/35	420	435,624
6.05%, 08/15/36(a)	310	343,426
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	355	312,286
1.88%, 01/15/26 (Call 12/15/25)	1,027	930,178
3.95%, 05/23/25	820	797,556
4.20%, 01/15/24	233	230,322
5.45%, 10/14/25	200	202,174
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	517	484,334
Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)	215	155,464
4.45%, 12/15/23 (Call 09/15/23)(a)	20	19,774
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	1,119	1,075,985
2.88%, 09/07/49 (Call 03/07/49)(a)	579	421,825
3.10%, 04/15/30 (Call 01/15/30)	490	443,135
3.75%, 04/15/50 (Call 10/15/49)(a)	984	849,604
3.90%, 06/09/42 (Call 12/09/41)	830	746,522
5.38%, 10/16/29(a)	753	790,278
7.13%, 03/03/31(a)	207	240,972
8.10%, 05/15/30(a)	120	143,747
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	673	591,237
3.15%, 11/15/25 (Call 08/15/25)(a)	375	358,788
5.38%, 10/15/35	538	535,505
5.38%, 03/01/41 (Call 12/01/40)	407	401,034
6.60%, 03/15/38	125	134,104
Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	$550	$411,664
3.50%, 10/01/30 (Call 07/01/30)	615	514,746
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	515	429,613
3.00%, 05/01/30 (Call 02/01/30)	687	595,388
John Deere Capital Corp.
0.45%, 01/17/24	585	558,419
0.45%, 06/07/24	578	542,903
0.63%, 09/10/24	250	233,182
0.70%, 01/15/26(a)	862	767,887
1.05%, 06/17/26	708	630,215
1.25%, 01/10/25	1,080	1,009,531
1.30%, 10/13/26(a)	472	419,668
1.45%, 01/15/31(a)	345	271,240
1.50%, 03/06/28	665	574,193
1.70%, 01/11/27	587	525,984
1.75%, 03/09/27	703	626,407
2.00%, 06/17/31	865	706,026
2.05%, 01/09/25	577	549,056
2.13%, 03/07/25	140	132,876
2.25%, 09/14/26(a)	463	428,068
2.35%, 03/08/27	240	219,764
2.45%, 01/09/30	980	851,648
2.60%, 03/07/24	323	314,795
2.65%, 06/24/24	832	806,886
2.65%, 06/10/26	690	648,507
2.80%, 09/08/27	418	386,242
2.80%, 07/18/29	842	756,234
3.05%, 01/06/28	275	257,723
3.35%, 06/12/24	765	750,066
3.35%, 04/18/29(a)	525	489,950
3.40%, 06/06/25	335	326,834
3.40%, 09/11/25(a)	280	273,024
3.45%, 01/10/24	416	410,839
3.45%, 03/13/25	685	668,993
3.45%, 03/07/29(a)	663	623,101
3.90%, 06/07/32	435	411,242
4.05%, 09/08/25	497	491,387
4.15%, 09/15/27	625	613,375
4.35%, 09/15/32	610	599,920
4.55%, 10/11/24(a)	250	249,587
4.85%, 10/11/29	390	395,851
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	471	358,020
4.55%, 04/15/28 (Call 01/15/28)	438	405,221
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	370	310,293
4.60%, 05/15/28 (Call 02/15/28)(a)	365	345,068
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	1,215	1,138,235
2.29%, 04/05/27 (Call 02/05/27)(a)	410	371,001
2.57%, 02/15/30 (Call 11/15/29)	1,574	1,341,269
3.11%, 02/15/40 (Call 08/15/39)	551	414,078
3.36%, 02/15/50 (Call 08/15/49)	1,187	849,776
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	435	346,639
2.80%, 08/15/61 (Call 02/15/61)	520	314,522
2.88%, 03/01/25 (Call 12/01/24)	455	438,394
3.50%, 03/01/29 (Call 12/01/28)	215	202,051

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.20%, 03/01/49 (Call 09/01/48)(a)	$462	$396,616
6.25%, 12/01/37(a)	262	282,027
6.70%, 01/15/28	394	424,286
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	959	900,119
3.45%, 11/15/26 (Call 08/15/26)	1,473	1,364,784
4.40%, 03/15/24 (Call 02/15/24)	412	405,301
4.95%, 09/15/28 (Call 06/15/28)	1,464	1,406,257
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	663	573,377
2.25%, 01/30/31 (Call 10/30/30)	798	655,965
3.25%, 11/01/26 (Call 08/01/26)	646	606,421
4.38%, 11/01/46 (Call 05/01/46)	535	454,551
		64,041,319
Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,021	969,329
2.25%, 09/19/26 (Call 06/19/26)(a)	618	572,351
2.38%, 08/26/29 (Call 05/26/29)(a)	1,171	1,006,918
2.65%, 04/15/25 (Call 03/15/25)(a)	451	432,114
2.88%, 10/15/27 (Call 07/15/27)	970	901,670
3.00%, 08/07/25(a)	662	637,284
3.05%, 04/15/30 (Call 01/15/30)(a)	658	587,132
3.13%, 09/19/46 (Call 03/19/46)	708	507,988
3.25%, 02/14/24 (Call 01/14/24)(a)	456	448,194
3.25%, 08/26/49 (Call 02/26/49)	880	637,734
3.38%, 03/01/29 (Call 12/01/28)(a)	792	738,889
3.63%, 09/14/28 (Call 06/14/28)	479	457,389
3.63%, 10/15/47 (Call 04/15/47)	748	575,432
3.70%, 04/15/50 (Call 10/15/49)(a)	537	427,261
3.88%, 06/15/44	20	16,090
4.00%, 09/14/48 (Call 03/14/48)(a)	965	807,400
5.70%, 03/15/37	570	603,062
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	690	529,464
2.75%, 03/01/30 (Call 12/01/29)	925	773,848
3.50%, 12/01/24 (Call 10/01/24)	336	323,375
3.75%, 12/01/27 (Call 09/01/27)(a)	820	768,769
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	752	704,477
3.92%, 09/15/47 (Call 03/15/47)	262	216,866
4.00%, 11/02/32	820	759,945
4.15%, 03/15/33 (Call 12/15/32)	445	420,031
4.15%, 11/02/42(a)	1,073	934,546
4.70%, 08/23/52 (Call 02/23/52)(a)	535	496,412
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	425	409,949
4.55%, 05/15/32 (Call 02/15/32)	360	349,946
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	417,186
4.42%, 11/15/35	5,726	5,404,500
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	255	216,022
4.50%, 03/11/44(a)	315	276,790
5.88%, 01/14/38	335	351,666
6.15%, 08/07/37(a)	525	547,417
6.75%, 03/15/32	1,884	2,137,843
6.88%, 01/10/39	1,150	1,300,838
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,241	1,158,609
Security	Par (000)	Value

Manufacturing (continued)
3.50%, 03/01/24 (Call 12/01/23)	$327	$322,715
3.90%, 09/01/42 (Call 03/01/42)	895	770,784
4.88%, 09/15/41 (Call 03/15/41)	325	316,806
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	689	662,206
3.25%, 03/01/27 (Call 12/01/26)(a)	591	553,817
3.25%, 06/14/29 (Call 03/14/29)	1,161	1,048,250
3.30%, 11/21/24 (Call 08/21/24)	534	516,473
3.65%, 06/15/24	890	869,997
4.00%, 06/14/49 (Call 12/14/48)	572	462,307
4.10%, 03/01/47 (Call 09/01/46)	535	437,943
4.20%, 11/21/34 (Call 05/21/34)	584	538,262
4.25%, 09/15/27 (Call 08/15/27)	390	378,232
4.45%, 11/21/44 (Call 05/21/44)(a)	787	683,291
4.50%, 09/15/29 (Call 07/15/29)	739	717,364
6.25%, 05/15/38	125	131,393
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	490	449,137
5.90%, 07/15/32 (Call 04/15/32)(a)	404	398,695
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,591	1,507,650
1.20%, 03/11/26(b)	1,395	1,243,831
1.70%, 03/11/28(b)	1,308	1,122,621
2.15%, 03/11/31(a)(b)	1,891	1,554,024
2.35%, 10/15/26(b)	1,045	955,885
2.88%, 03/11/41(b)	1,110	824,131
3.13%, 03/16/24(b)	275	269,061
3.25%, 05/27/25(b)	1,280	1,235,139
3.30%, 09/15/46(b)	1,066	809,894
3.40%, 03/16/27(b)	1,115	1,054,149
4.20%, 03/16/47(a)(b)	1,699	1,501,778
4.40%, 05/27/45(a)(b)	1,817	1,647,029
6.13%, 08/17/26(b)	1,400	1,459,294
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 01/03/23)	360	339,906
1.60%, 04/01/26 (Call 03/01/26)	1,012	900,720
2.25%, 04/01/28 (Call 02/01/28)(a)	680	586,298
2.75%, 04/01/31 (Call 01/01/31)	1,315	1,083,497
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	687	553,621
3.00%, 06/01/30 (Call 03/01/30)	680	580,209
3.38%, 03/01/28 (Call 12/01/27)	412	372,431
3.65%, 03/15/27 (Call 12/15/26)	710	664,518
3.88%, 03/01/25 (Call 12/01/24)	450	439,030
3.90%, 09/17/29 (Call 06/17/29)	460	421,244
4.00%, 03/15/26 (Call 12/15/25)(a)	470	454,701
4.30%, 03/01/24 (Call 12/01/23)	350	345,845
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	719	685,105
4.30%, 02/21/48 (Call 08/21/47)	210	166,607
5.75%, 06/15/43(a)	359	356,859
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	571	540,449
3.55%, 11/01/24 (Call 08/01/24)	460	447,264
3.80%, 03/21/29 (Call 12/21/28)(a)	814	754,708
4.50%, 03/21/49 (Call 09/21/48)	319	262,925
4.65%, 11/01/44 (Call 05/01/44)	881	762,118
		63,984,949

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$845	$691,453
2.30%, 02/01/32 (Call 11/01/31)	930	697,267
2.80%, 04/01/31 (Call 01/01/31)	1,745	1,380,754
3.50%, 06/01/41 (Call 12/01/40)	1,500	1,013,968
3.50%, 03/01/42 (Call 09/01/41)	1,409	954,781
3.70%, 04/01/51 (Call 10/01/50)(a)	1,909	1,219,368
3.75%, 02/15/28 (Call 11/15/27)	1,137	1,037,446
3.85%, 04/01/61 (Call 10/01/60)(a)	1,852	1,141,738
3.90%, 06/01/52 (Call 12/01/51)	2,515	1,670,463
3.95%, 06/30/62 (Call 12/30/61)	1,205	752,345
4.20%, 03/15/28 (Call 12/15/27)	1,273	1,184,136
4.40%, 04/01/33 (Call 01/01/33)(a)	1,125	986,079
4.40%, 12/01/61 (Call 06/01/61)	1,324	902,978
4.50%, 02/01/24 (Call 01/01/24)	979	967,798
4.80%, 03/01/50 (Call 09/01/49)	2,599	1,950,026
4.91%, 07/23/25 (Call 04/23/25)	2,691	2,648,729
5.05%, 03/30/29 (Call 12/30/28)	1,219	1,159,501
5.13%, 07/01/49 (Call 01/01/49)	1,165	922,521
5.25%, 04/01/53 (Call 10/01/52)(a)	1,495	1,201,252
5.38%, 04/01/38 (Call 10/01/37)	875	748,583
5.38%, 05/01/47 (Call 11/01/46)	2,191	1,812,586
5.50%, 04/01/63 (Call 10/01/62)	875	701,082
5.75%, 04/01/48 (Call 10/01/47)	2,375	2,043,195
6.38%, 10/23/35 (Call 04/23/35)	1,801	1,772,075
6.48%, 10/23/45 (Call 04/23/45)	3,337	3,143,679
6.83%, 10/23/55 (Call 04/23/55)	445	426,120
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	1,543	1,218,131
1.95%, 01/15/31 (Call 10/15/30)	1,327	1,081,768
2.35%, 01/15/27 (Call 10/15/26)	936	858,305
2.45%, 08/15/52 (Call 02/15/52)	1,013	613,936
2.65%, 02/01/30 (Call 11/01/29)	1,455	1,270,240
2.65%, 08/15/62 (Call 02/15/62)	1,118	662,602
2.80%, 01/15/51 (Call 07/15/50)	2,035	1,327,036
2.89%, 11/01/51 (Call 05/01/51)	4,295	2,865,155
2.94%, 11/01/56 (Call 05/01/56)	4,927	3,193,647
2.99%, 11/01/63 (Call 05/01/63)(a)	3,046	1,927,013
3.15%, 03/01/26 (Call 12/01/25)	1,567	1,499,376
3.15%, 02/15/28 (Call 11/15/27)	1,178	1,096,515
3.20%, 07/15/36 (Call 01/15/36)(a)	710	583,586
3.25%, 11/01/39 (Call 05/01/39)	1,473	1,163,837
3.30%, 02/01/27 (Call 11/01/26)	897	853,052
3.30%, 04/01/27 (Call 02/01/27)	644	611,108
3.38%, 02/15/25 (Call 11/15/24)	1,315	1,279,725
3.38%, 08/15/25 (Call 05/15/25)	1,299	1,259,390
3.40%, 04/01/30 (Call 01/01/30)	1,437	1,313,037
3.40%, 07/15/46 (Call 01/15/46)(a)	1,371	1,022,901
3.45%, 02/01/50 (Call 08/01/49)	1,808	1,345,284
3.55%, 05/01/28 (Call 02/01/28)(a)	896	849,207
3.70%, 04/15/24 (Call 03/15/24)	1,803	1,777,502
3.75%, 04/01/40 (Call 10/01/39)	1,632	1,363,697
3.90%, 03/01/38 (Call 09/01/37)	1,192	1,041,344
3.95%, 10/15/25 (Call 08/15/25)	1,843	1,811,424
3.97%, 11/01/47 (Call 05/01/47)	2,006	1,627,677
4.00%, 08/15/47 (Call 02/15/47)	743	608,041
4.00%, 03/01/48 (Call 09/01/47)	1,094	895,320
4.00%, 11/01/49 (Call 05/01/49)(a)	1,806	1,473,704
4.05%, 11/01/52 (Call 05/01/52)(a)	1,121	911,854
Security	Par (000)	Value

Media (continued)
4.15%, 10/15/28 (Call 07/15/28)	$3,424	$3,322,222
4.20%, 08/15/34 (Call 02/15/34)	561	527,109
4.25%, 10/15/30 (Call 07/15/30)	1,281	1,234,295
4.25%, 01/15/33(a)	1,199	1,138,959
4.40%, 08/15/35 (Call 02/15/35)(a)	491	463,842
4.60%, 10/15/38 (Call 04/15/38)	985	922,630
4.60%, 08/15/45 (Call 02/15/45)	757	682,059
4.65%, 07/15/42(a)	1,045	957,738
4.70%, 10/15/48 (Call 04/15/48)	1,727	1,564,530
4.75%, 03/01/44	539	495,408
4.95%, 10/15/58 (Call 04/15/58)	1,120	1,032,985
5.25%, 11/07/25	205	208,499
5.35%, 11/15/27 (Call 10/15/27)	615	633,615
5.50%, 11/15/32 (Call 08/15/32)	710	744,257
5.65%, 06/15/35	962	1,009,935
6.40%, 03/01/40	420	443,302
6.45%, 03/15/37	572	638,652
6.50%, 11/15/35	874	978,218
6.55%, 07/01/39	1,395	1,551,191
6.95%, 08/15/37	745	857,735
7.05%, 03/15/33	779	898,907
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	955	729,157
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	890	713,272
2.95%, 10/01/50 (Call 04/01/50)(b)	480	294,082
3.15%, 08/15/24 (Call 06/15/24)(b)	468	450,233
3.35%, 09/15/26 (Call 06/15/26)(b)	1,173	1,099,521
3.50%, 08/15/27 (Call 05/15/27)(b)	1,016	948,366
3.60%, 06/15/51 (Call 12/15/50)(b)	375	261,033
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	876	849,174
4.50%, 06/30/43 (Call 12/30/42)(b)	495	408,116
4.60%, 08/15/47 (Call 02/15/47)(b)	475	392,360
4.70%, 12/15/42(b)	910	766,826
4.80%, 02/01/35 (Call 08/01/34)(b)	1,086	978,435
8.38%, 03/01/39(b)	790	967,482
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	569	540,124
3.63%, 05/15/30 (Call 02/15/30)	1,088	916,594
3.80%, 03/13/24 (Call 01/13/24)	396	387,108
3.90%, 11/15/24 (Call 08/15/24)	420	404,710
3.95%, 06/15/25 (Call 03/15/25)	553	528,953
3.95%, 03/20/28 (Call 12/20/27)	1,635	1,468,337
4.00%, 09/15/55 (Call 03/15/55)	1,442	924,370
4.13%, 05/15/29 (Call 02/15/29)	1,103	971,044
4.65%, 05/15/50 (Call 11/15/49)	719	519,070
4.88%, 04/01/43	618	476,374
4.90%, 03/11/26 (Call 12/11/25)	951	924,296
4.95%, 05/15/42	430	334,733
5.00%, 09/20/37 (Call 03/20/37)	960	790,984
5.20%, 09/20/47 (Call 03/20/47)	1,210	935,795
5.30%, 05/15/49 (Call 11/15/48)	828	650,184
6.35%, 06/01/40	825	763,177
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	604	551,991
3.45%, 03/01/32 (Call 12/01/31)	680	573,112
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	802	767,027
3.50%, 04/08/30 (Call 01/08/30)	780	685,807
4.03%, 01/25/24 (Call 12/25/23)	969	956,071
4.71%, 01/25/29 (Call 10/25/28)(a)	2,108	2,037,183

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.48%, 01/25/39 (Call 07/25/38)	$1,491	$1,373,033
5.58%, 01/25/49 (Call 07/25/48)	1,811	1,624,103
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	493	480,212
5.00%, 05/13/45 (Call 11/13/44)(a)	804	687,674
5.25%, 05/24/49 (Call 11/24/48)	949	839,719
6.13%, 01/31/46 (Call 07/31/45)(a)	545	541,005
6.63%, 03/18/25	1,074	1,097,736
6.63%, 01/15/40	915	920,549
8.50%, 03/11/32(a)	130	152,646
NBCUniversal Media LLC
4.45%, 01/15/43	620	552,393
5.95%, 04/01/41	960	1,016,871
6.40%, 04/30/40(a)	535	577,616
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	858	769,182
3.38%, 02/15/28 (Call 11/15/27)(a)	558	495,176
3.70%, 06/01/28 (Call 03/01/28)	524	474,491
4.00%, 01/15/26 (Call 10/15/25)	899	860,990
4.20%, 06/01/29 (Call 03/01/29)(a)	392	349,502
4.20%, 05/19/32 (Call 02/19/32)(a)	881	730,970
4.38%, 03/15/43	1,245	878,372
4.60%, 01/15/45 (Call 07/15/44)	667	479,588
4.75%, 05/15/25 (Call 04/15/25)	532	527,066
4.85%, 07/01/42 (Call 01/01/42)	731	551,164
4.90%, 08/15/44 (Call 02/15/44)	755	559,584
4.95%, 01/15/31 (Call 10/15/30)(a)	1,072	966,487
4.95%, 05/19/50 (Call 11/19/49)	868	645,183
5.25%, 04/01/44 (Call 10/01/43)	886	695,047
5.50%, 05/15/33(a)	878	798,666
5.85%, 09/01/43 (Call 03/01/43)	965	816,516
5.90%, 10/15/40 (Call 04/15/40)(a)	263	235,627
6.88%, 04/30/36	1,059	1,050,668
7.88%, 07/30/30	720	775,671
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	901	982,149
Sky Ltd., 3.75%, 09/16/24(b)	1,089	1,063,121
TCI Communications Inc.
7.13%, 02/15/28(a)	969	1,067,141
7.88%, 02/15/26(a)	1,215	1,330,379
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	602	572,501
5.50%, 08/15/35(a)	355	342,403
5.65%, 11/23/43 (Call 05/23/43)	534	505,728
5.85%, 04/15/40	695	684,454
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	883	990,801
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,093	820,484
5.50%, 09/01/41 (Call 03/01/41)	1,446	1,230,915
5.88%, 11/15/40 (Call 05/15/40)	1,207	1,069,794
6.55%, 05/01/37	1,490	1,428,101
6.75%, 06/15/39	1,437	1,396,567
7.30%, 07/01/38	1,665	1,702,619
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,069	972,515
2.95%, 06/15/27(a)	632	593,022
3.00%, 02/13/26	1,190	1,135,804
3.00%, 07/30/46	640	456,424
3.15%, 09/17/25	793	763,661
3.70%, 12/01/42	608	498,468
4.13%, 06/01/44	915	800,368
Security	Par (000)	Value

Media (continued)
4.38%, 08/16/41(a)	$729	$662,105
Series B, 7.00%, 03/01/32(a)	783	895,211
Series E, 4.13%, 12/01/41	1,038	912,172
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,034	982,406
1.75%, 01/13/26(a)	979	900,148
2.00%, 09/01/29 (Call 06/01/29)	1,889	1,599,192
2.20%, 01/13/28(a)	914	819,127
2.65%, 01/13/31(a)	2,345	2,017,705
2.75%, 09/01/49 (Call 03/01/49)(a)	1,835	1,239,033
3.35%, 03/24/25	1,202	1,170,704
3.38%, 11/15/26 (Call 08/15/26)	681	651,117
3.50%, 05/13/40 (Call 11/13/39)(a)	1,605	1,320,028
3.60%, 01/13/51 (Call 07/13/50)(a)	2,135	1,680,042
3.70%, 09/15/24 (Call 06/15/24)	651	638,738
3.70%, 10/15/25 (Call 07/15/25)	606	591,581
3.70%, 03/23/27(a)	543	524,852
3.80%, 03/22/30	1,055	991,029
3.80%, 05/13/60 (Call 11/13/59)(a)	729	578,019
4.63%, 03/23/40 (Call 09/23/39)(a)	618	588,183
4.70%, 03/23/50 (Call 09/23/49)(a)	2,000	1,871,306
4.75%, 09/15/44 (Call 03/15/44)(a)	741	700,833
4.75%, 11/15/46 (Call 05/15/46)	832	772,295
4.95%, 10/15/45 (Call 04/15/45)(a)	458	440,867
5.40%, 10/01/43(a)	499	508,447
6.15%, 03/01/37	680	739,540
6.15%, 02/15/41	839	916,116
6.20%, 12/15/34	920	1,005,496
6.40%, 12/15/35	799	888,623
6.55%, 03/15/33(a)	725	808,186
6.65%, 11/15/37	1,393	1,598,367
7.75%, 12/01/45	114	145,556
		190,894,476
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,093	1,062,366
3.90%, 01/15/43 (Call 07/15/42)(a)	190	161,107
4.20%, 06/15/35 (Call 12/15/34)	380	354,268
4.38%, 06/15/45 (Call 12/15/44)	546	483,128
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	29	28,289
4.13%, 04/01/32 (Call 01/01/32)	310	279,077
4.50%, 12/15/28 (Call 09/15/28)	600	572,286
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	374,048
5.25%, 10/01/54 (Call 04/01/54)	280	244,304
Worthington Industries Inc., 4.55%, 04/15/26(a)	489	480,509
		4,039,382
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	420	368,050
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	1,005	963,383
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	150	145,615
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	455	382,137
2.63%, 09/10/30 (Call 06/10/30)(b)	750	607,565
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	753	616,873
3.63%, 09/11/24(b)	691	669,302
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	705	634,452
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	470	343,493

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.00%, 09/11/27(a)(b)	$584	$547,745
4.50%, 03/15/28 (Call 12/15/27)(b)	915	857,412
4.75%, 04/10/27(b)	810	778,567
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	510	423,214
4.88%, 05/14/25(b)	663	650,531
5.63%, 04/01/30 (Call 01/01/30)(b)	715	711,149
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	700	613,917
3.75%, 10/01/30 (Call 07/01/30)	262	226,726
Barrick Gold Corp., 6.45%, 10/15/35	590	624,251
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	575	601,473
Barrick North America Finance LLC
5.70%, 05/30/41	646	651,841
5.75%, 05/01/43	788	795,777
7.50%, 09/15/38	262	301,884
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	625	644,617
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,479	1,306,379
5.00%, 09/30/43	2,386	2,365,329
6.42%, 03/01/26	384	402,089
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	784,403
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,121	1,000,402
3.15%, 01/15/51 (Call 07/15/50)(b)	665	449,451
3.63%, 08/01/27 (Call 05/01/27)(b)	1,740	1,650,378
3.70%, 01/30/50 (Call 07/30/49)(b)	2,266	1,689,658
3.75%, 01/15/31 (Call 10/15/30)(b)	625	569,044
4.25%, 07/17/42(b)	670	557,380
4.38%, 02/05/49 (Call 08/05/48)(b)	1,033	858,701
4.50%, 09/16/25(b)	862	852,298
4.50%, 08/01/47 (Call 02/01/47)(b)	1,345	1,138,950
4.88%, 11/04/44(b)	1,047	951,427
5.63%, 09/21/35(b)	279	285,119
5.63%, 10/18/43(b)	260	252,560
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	195	187,395
5.32%, 04/14/32 (Call 01/01/32)(b)	1,050	971,250
6.20%, 04/14/52 (Call 10/14/51)(b)	425	369,750
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	720	657,634
4.25%, 03/01/30 (Call 03/01/25)(a)	625	556,636
4.38%, 08/01/28 (Call 08/01/23)(a)	805	739,445
4.55%, 11/14/24 (Call 08/14/24)(a)	622	614,545
4.63%, 08/01/30 (Call 08/01/25)(a)	846	772,761
5.00%, 09/01/27 (Call 01/03/23)(a)	630	610,227
5.25%, 09/01/29 (Call 09/01/24)(a)	545	520,666
5.40%, 11/14/34 (Call 05/14/34)(a)	935	872,766
5.45%, 03/15/43 (Call 09/15/42)(a)	1,810	1,622,774
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	684	520,031
Glencore Canada Corp., 6.20%, 06/15/35	500	498,059
Glencore Finance Canada Ltd.
5.30%, 10/25/42(a)(b)	311	280,013
6.00%, 11/15/41(a)(b)	545	515,593
6.90%, 11/15/37(a)(b)	657	692,765
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,180	1,068,344
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	865	769,465
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	862	699,490
2.63%, 09/23/31 (Call 06/23/31)(b)	640	509,523
2.85%, 04/27/31 (Call 01/27/31)(b)	725	597,060
Security	Par (000)	Value

Mining (continued)
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	$385	$251,329
3.88%, 10/27/27 (Call 07/27/27)(b)	610	564,603
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	283,178
4.00%, 04/16/25(a)(b)	815	788,378
4.00%, 03/27/27 (Call 12/27/26)(b)	772	734,966
4.13%, 03/12/24 (Call 02/12/24)(b)	710	698,523
4.63%, 04/29/24(b)	959	947,928
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	649	625,258
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,573	1,538,102
5.45%, 05/15/30 (Call 02/15/30)(b)	1,000	937,500
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	365	297,866
6.53%, 11/15/28(a)(b)	200	201,322
6.76%, 11/15/48(a)(b)	445	410,067
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	475	433,864
4.75%, 08/06/50 (Call 02/06/50)(b)	426	341,742
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	390	351,979
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	610	581,202
5.95%, 03/15/24 (Call 12/15/23)	342	343,238
6.88%, 09/01/41 (Call 03/01/41)(a)	400	393,607
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	795	615,489
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	310	265,069
4.70%, 05/12/31 (Call 02/12/31)(b)	725	537,572
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,161	980,594
4.20%, 05/13/50 (Call 11/13/49)(b)	385	280,963
5.75%, 11/15/41(b)	510	461,220
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	757	611,744
2.60%, 07/15/32 (Call 04/15/32)	965	772,637
2.80%, 10/01/29 (Call 07/01/29)	1,046	897,917
4.88%, 03/15/42 (Call 09/15/41)	1,537	1,403,928
5.45%, 06/09/44 (Call 12/09/43)	329	316,203
5.88%, 04/01/35(a)	612	628,343
6.25%, 10/01/39	850	891,733
Rio Tinto Alcan Inc.
5.75%, 06/01/35	480	497,857
6.13%, 12/15/33	879	944,032
7.25%, 03/15/31(a)	195	221,966
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	740	500,852
5.20%, 11/02/40	1,366	1,385,080
7.13%, 07/15/28	1,095	1,208,264
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	871	766,428
4.75%, 03/22/42 (Call 09/22/41)	709	673,099
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	840	728,268
Southern California Edison Co., 5.95%, 11/01/32	535	566,570
Southern California Gas Co., 6.35%, 11/15/52	500	564,899
Southern Copper Corp.
3.88%, 04/23/25	586	570,272
5.25%, 11/08/42	1,392	1,304,722
5.88%, 04/23/45(a)	1,068	1,063,995
6.75%, 04/16/40(a)	1,375	1,498,750
7.50%, 07/27/35	829	937,806

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)(a)	$119	$104,286
5.40%, 02/01/43 (Call 08/01/42)	359	315,847
6.00%, 08/15/40 (Call 02/15/40)(a)	427	406,441
6.13%, 10/01/35(a)	495	494,139
6.25%, 07/15/41 (Call 01/15/41)	647	632,956
Vale Canada Ltd., 7.20%, 09/15/32	50	53,462
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	965	734,042
4.63%, 12/15/27 (Call 09/15/27)(a)	381	353,036
		78,834,867
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,070	948,351
3.25%, 02/15/29 (Call 08/15/23)(a)	805	682,624
3.28%, 12/01/28 (Call 10/01/28)	690	583,823
3.57%, 12/01/31 (Call 09/01/31)	795	655,930
4.13%, 05/01/25 (Call 01/03/23)	805	772,156
4.25%, 04/01/28 (Call 01/03/23)	755	682,105
5.50%, 12/01/24 (Call 06/01/24)	645	644,097
		4,969,086
Oil & Gas — 4.3%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	452	419,347
3.00%, 01/15/25 (Call 12/15/24)(b)	1,042	985,907
3.75%, 01/15/30 (Call 10/15/29)(b)	969	858,763
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	745	661,664
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,110	1,045,929
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	932	753,233
2.72%, 01/12/32 (Call 10/12/31)(a)	1,925	1,630,859
2.77%, 11/10/50 (Call 05/10/50)	1,485	981,863
2.94%, 06/04/51 (Call 12/04/50)(a)	2,300	1,571,042
3.00%, 02/24/50 (Call 08/24/49)(a)	2,081	1,434,003
3.00%, 03/17/52 (Call 09/17/51)(a)	1,120	764,465
3.02%, 01/16/27 (Call 10/16/26)	1,010	949,519
3.06%, 06/17/41 (Call 12/17/40)	1,438	1,096,474
3.07%, 03/30/50 (Call 09/30/49)	100	89,944
3.12%, 05/04/26 (Call 02/04/26)	996	949,744
3.38%, 02/08/61 (Call 08/08/60)	1,958	1,391,006
3.41%, 02/11/26 (Call 12/11/25)(a)	1,112	1,075,037
3.54%, 04/06/27 (Call 02/06/27)	682	653,003
3.59%, 04/14/27 (Call 01/14/27)(a)	1,019	980,819
3.63%, 04/06/30 (Call 01/06/30)(a)	1,357	1,260,739
3.80%, 09/21/25 (Call 07/21/25)(a)	760	747,612
3.94%, 09/21/28 (Call 06/21/28)(a)	1,141	1,097,623
4.23%, 11/06/28 (Call 08/06/28)	2,245	2,188,902
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,364	1,289,946
3.72%, 11/28/28 (Call 08/28/28)	881	838,401
4.38%, (Call 06/22/25)(c)(d)	400	380,500
4.88%, (Call 03/22/30)(c)(d)	1,570	1,381,207
Burlington Resources LLC
5.95%, 10/15/36	145	151,552
7.40%, 12/01/31(a)	500	579,988
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	657	613,209
2.95%, 07/15/30 (Call 04/15/30)	704	601,445
3.80%, 04/15/24 (Call 01/15/24)(a)	704	692,466
3.85%, 06/01/27 (Call 03/01/27)	978	927,080
Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 02/01/25 (Call 11/01/24)	$550	$538,257
4.95%, 06/01/47 (Call 12/01/46)	402	362,094
5.85%, 02/01/35	697	680,933
6.25%, 03/15/38	1,107	1,135,271
6.45%, 06/30/33	760	785,370
6.50%, 02/15/37	525	535,568
6.75%, 02/01/39(a)	713	748,434
7.20%, 01/15/32(a)	275	300,690
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	815	658,259
3.75%, 02/15/52 (Call 08/15/51)	1,162	837,206
4.25%, 04/15/27 (Call 01/15/27)	31	29,699
5.25%, 06/15/37 (Call 12/15/36)(a)	345	319,515
5.40%, 06/15/47 (Call 12/15/46)	600	554,222
6.75%, 11/15/39	1,038	1,092,086
6.80%, 09/15/37	925	959,347
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,200	2,056,531
2.00%, 05/11/27 (Call 03/11/27)	946	856,415
2.24%, 05/11/30 (Call 02/11/30)	2,238	1,929,939
2.90%, 03/03/24 (Call 01/03/24)	493	482,798
2.95%, 05/16/26 (Call 02/16/26)	1,415	1,348,891
2.98%, 05/11/40 (Call 11/11/39)	295	225,038
3.08%, 05/11/50 (Call 11/11/49)	1,021	760,550
3.33%, 11/17/25 (Call 08/17/25)	1,686	1,635,380
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	826	748,402
1.02%, 08/12/27 (Call 06/12/27)	1,203	1,040,918
2.34%, 08/12/50 (Call 02/12/50)	984	638,948
3.25%, 10/15/29 (Call 07/15/29)	474	440,066
3.85%, 01/15/28 (Call 10/15/27)	979	951,268
3.90%, 11/15/24 (Call 08/15/24)	879	867,609
5.25%, 11/15/43 (Call 05/15/43)	255	260,179
6.00%, 03/01/41 (Call 09/01/40)	80	88,140
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	315,416
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	432,979
3.30%, 09/30/49 (Call 03/30/49)(a)	500	329,620
4.25%, 05/09/43	200	162,618
CNOOC Finance 2014 ULC
4.25%, 04/30/24	619	610,489
4.88%, 04/30/44	385	340,424
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	263,287
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	336,072
4.38%, 05/02/28	655	641,557
CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	637,495
6.40%, 05/15/37	624	639,903
7.50%, 07/30/39	675	774,651
7.88%, 03/15/32	489	575,195
Conoco Funding Co., 7.25%, 10/15/31	200	230,534
ConocoPhillips, 4.88%, 10/01/47 (Call 04/01/47)(a)	125	117,100
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	959	911,651
3.35%, 11/15/24 (Call 08/15/24)(a)	265	258,167
3.76%, 03/15/42	2,324	1,967,822
3.80%, 03/15/52 (Call 09/15/51)(a)	1,240	1,004,886
4.03%, 03/15/62 (Call 09/15/61)	3,020	2,468,291

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.30%, 11/15/44 (Call 05/15/44)	$507	$449,740
5.90%, 10/15/32(a)	729	792,523
5.90%, 05/15/38(a)	235	250,813
5.95%, 03/15/46 (Call 09/15/45)	75	81,160
6.50%, 02/01/39	805	922,924
6.95%, 04/15/29	220	245,151
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	1,088	940,750
2.88%, 04/01/32 (Call 01/01/32)(b)	1,110	836,922
3.80%, 06/01/24 (Call 03/01/24)	1,100	1,070,161
4.38%, 01/15/28 (Call 10/15/27)	1,028	945,038
4.90%, 06/01/44 (Call 12/01/43)	721	543,000
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	1,220	1,142,295
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(a)(b)	1,010	953,050
4.38%, 03/15/29 (Call 12/15/28)(b)	672	640,060
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	929	871,278
4.75%, 05/15/42 (Call 11/15/41)	912	793,987
5.00%, 06/15/45 (Call 12/15/44)	575	514,016
5.25%, 09/15/24 (Call 06/15/24)(a)	570	570,617
5.25%, 10/15/27 (Call 12/12/22)(a)	343	344,155
5.60%, 07/15/41 (Call 01/15/41)	1,710	1,652,323
5.85%, 12/15/25 (Call 09/15/25)	709	725,347
5.88%, 06/15/28 (Call 06/15/23)(a)	520	520,166
7.88%, 09/30/31	159	181,341
7.95%, 04/15/32(a)	725	832,105
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,481	1,246,319
3.25%, 12/01/26 (Call 10/01/26)	962	901,694
3.50%, 12/01/29 (Call 09/01/29)	977	869,629
4.25%, 03/15/52 (Call 09/15/51)	1,050	801,718
4.40%, 03/24/51 (Call 09/24/50)(a)	905	712,141
6.25%, 03/15/33 (Call 12/15/32)	870	900,362
6.25%, 03/15/53	520	522,703
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	1,445	1,357,382
4.38%, 10/30/24(b)	575	557,181
4.50%, 09/14/47 (Call 03/14/47)(b)	686	479,987
5.25%, 11/06/29 (Call 08/06/29)(b)	285	275,025
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	765	709,954
5.70%, 10/01/40(b)	490	455,975
Series X-R, 4.75%, 09/12/28(a)(b)	1,410	1,363,306
Eni USA Inc., 7.30%, 11/15/27(a)	240	256,893
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	792	766,166
3.90%, 04/01/35 (Call 10/01/34)	891	807,141
4.15%, 01/15/26 (Call 10/15/25)	1,016	1,001,778
4.38%, 04/15/30 (Call 01/15/30)(a)	798	783,610
4.95%, 04/15/50 (Call 10/15/49)(a)	730	715,831
5.10%, 01/15/36 (Call 07/15/35)	105	100,547
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	1,070	987,749
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	845	730,952
3.90%, 10/01/27 (Call 07/01/27)	730	675,770
5.00%, 01/15/29 (Call 07/15/28)	640	610,142
5.68%, 10/01/25 (Call 10/04/23)	135	134,630
5.70%, 04/01/28 (Call 03/01/28)(a)	285	284,732
6.13%, 02/01/25 (Call 01/01/25)(a)	1,175	1,178,396
Security	Par (000)	Value

Oil & Gas (continued)
7.00%, 02/01/30 (Call 11/01/29)	$1,105	$1,162,525
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,236	1,133,652
2.38%, 05/22/30 (Call 02/22/30)	717	617,134
2.65%, 01/15/24	597	583,125
2.88%, 04/06/25 (Call 03/06/25)	1,206	1,159,861
3.00%, 04/06/27 (Call 02/06/27)	597	559,327
3.13%, 04/06/30 (Call 01/06/30)	1,553	1,410,096
3.25%, 11/10/24	686	669,315
3.25%, 11/18/49 (Call 05/18/49)	852	641,004
3.63%, 09/10/28 (Call 06/10/28)	1,464	1,398,162
3.63%, 04/06/40 (Call 10/06/39)	899	752,497
3.70%, 03/01/24(a)	789	779,077
3.70%, 04/06/50 (Call 10/06/49)	847	691,200
3.95%, 05/15/43	872	748,345
4.25%, 11/23/41	624	562,411
4.80%, 11/08/43	783	752,424
5.10%, 08/17/40	793	794,293
6.50%, 12/01/28(b)	580	629,063
6.80%, 01/15/28	375	403,175
7.15%, 11/15/25(a)	703	746,141
7.25%, 09/23/27(a)	734	813,131
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	993	952,504
2.28%, 08/16/26 (Call 06/16/26)	1,107	1,034,103
2.44%, 08/16/29 (Call 05/16/29)	1,470	1,299,608
2.61%, 10/15/30 (Call 07/15/30)(a)	1,733	1,530,858
2.71%, 03/06/25 (Call 12/06/24)	1,495	1,437,125
2.99%, 03/19/25 (Call 02/19/25)	1,959	1,897,271
3.00%, 08/16/39 (Call 02/16/39)	952	745,814
3.04%, 03/01/26 (Call 12/01/25)	2,161	2,069,624
3.10%, 08/16/49 (Call 02/16/49)	1,334	982,698
3.18%, 03/15/24 (Call 12/15/23)(a)	1,050	1,033,072
3.29%, 03/19/27 (Call 01/19/27)	1,032	994,091
3.45%, 04/15/51 (Call 10/15/50)(a)	2,571	1,991,785
3.48%, 03/19/30 (Call 12/19/29)	2,043	1,922,750
3.57%, 03/06/45 (Call 09/06/44)	930	758,170
4.11%, 03/01/46 (Call 09/01/45)	2,392	2,082,716
4.23%, 03/19/40 (Call 09/19/39)	1,926	1,768,630
4.33%, 03/19/50 (Call 09/19/49)	2,441	2,199,987
GS Caltex Corp., 3.00%, 06/04/24(b)	485	466,871
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	760	625,057
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	318,756
4.30%, 04/01/27 (Call 01/01/27)	1,000	961,215
5.60%, 02/15/41	1,706	1,644,138
5.80%, 04/01/47 (Call 10/01/46)(a)	480	466,261
6.00%, 01/15/40(a)	839	841,525
7.13%, 03/15/33	709	775,381
7.30%, 08/15/31	1,107	1,216,574
7.88%, 10/01/29	491	549,689
HF Sinclair Corp., 4.50%, 10/01/30	310	275,111
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	300	221,250
4.75%, 04/24/25(a)(b)	410	394,818
4.75%, 04/19/27(b)	195	180,135
5.38%, 04/24/30(b)	1,145	1,024,772
5.75%, 04/19/47(b)	100	75,370
6.38%, 10/24/48(b)	1,380	1,103,978

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	$1,180	$1,038,879
3.10%, 07/15/31 (Call 04/15/31)(a)(b)	955	786,964
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	1,319	1,274,852
5.20%, 06/01/45 (Call 12/01/44)	534	471,620
6.60%, 10/01/37	835	858,244
6.80%, 03/15/32	933	978,598
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	675	658,294
3.80%, 04/01/28 (Call 01/01/28)	774	718,599
4.50%, 04/01/48 (Call 10/01/47)	634	512,830
4.70%, 05/01/25 (Call 04/01/25)	1,552	1,538,753
4.75%, 09/15/44 (Call 03/15/44)	648	552,026
5.00%, 09/15/54 (Call 03/15/54)	313	269,380
5.13%, 12/15/26 (Call 09/15/26)	826	826,804
5.85%, 12/15/45 (Call 06/15/45)	320	292,363
6.50%, 03/01/41 (Call 09/01/40)	970	1,015,918
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	740	761,368
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	799	794,781
Ovintiv Inc.
6.50%, 08/15/34	695	717,413
6.50%, 02/01/38(a)	335	340,712
6.63%, 08/15/37	510	526,961
7.20%, 11/01/31	380	406,034
7.38%, 11/01/31(a)	555	601,470
8.13%, 09/15/30	433	481,306
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	879,273
2.30%, 02/09/31 (Call 11/09/30)(b)	1,290	1,054,633
3.10%, 01/21/30 (Call 10/21/29)(a)(b)	290	253,168
3.10%, 08/27/30 (Call 05/25/30)(b)	535	461,898
3.65%, 07/30/29(a)(b)	165	150,501
4.15%, 02/25/60 (Call 08/25/59)(b)	710	517,124
4.18%, 01/21/50 (Call 07/21/49)(b)	1,020	802,868
4.70%, 07/30/49(b)	840	698,297
5.63%, 05/20/43(b)	1,180	1,108,286
6.00%, 05/03/42(b)	1,280	1,236,288
6.45%, 05/30/44(b)	1,182	1,210,036
6.50%, 05/27/41(b)	425	436,076
6.50%, 11/07/48(b)	635	649,033
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	650,627
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,145	949,920
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	1,615	1,141,389
3.50%, 03/18/25(b)	428	414,197
3.50%, 04/21/30 (Call 01/21/30)(b)	1,713	1,572,722
4.50%, 03/18/45(b)	1,450	1,324,850
4.55%, 04/21/50 (Call 10/21/49)(b)	2,388	2,176,168
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,115	1,043,845
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	540	477,042
Phillips 66
0.90%, 02/15/24 (Call 01/03/23)	955	910,139
1.30%, 02/15/26 (Call 01/15/26)	491	440,871
2.15%, 12/15/30 (Call 09/15/30)(a)	576	466,764
2.45%, 12/15/24 (Call 11/15/24)(a)(b)	980	922,614
3.15%, 12/15/29 (Call 09/15/29)(b)	723	639,788
3.30%, 03/15/52 (Call 09/15/51)	825	584,051
3.55%, 10/01/26 (Call 07/01/26)(b)	794	749,221
Security	Par (000)	Value

Oil & Gas (continued)
3.61%, 02/15/25 (Call 11/15/24)(b)	$140	$135,546
3.75%, 03/01/28 (Call 12/01/27)(a)(b)	33	30,341
3.85%, 04/09/25 (Call 03/09/25)	825	806,743
3.90%, 03/15/28 (Call 12/15/27)	1,393	1,321,835
4.65%, 11/15/34 (Call 05/15/34)	1,026	971,700
4.68%, 02/15/45 (Call 08/15/44)(b)	535	470,556
4.88%, 11/15/44 (Call 05/15/44)(a)	1,706	1,589,594
4.90%, 10/01/46 (Call 04/01/46)(b)	664	601,780
5.88%, 05/01/42	1,295	1,353,867
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	354	316,000
1.90%, 08/15/30 (Call 05/15/30)	1,036	827,825
2.15%, 01/15/31 (Call 10/15/30)	363	293,095
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)(b)	425	372,765
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	42,481
3.90%, 12/06/59(b)	435	296,435
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,407	1,245,139
2.25%, 07/12/31 (Call 04/12/31)(b)	3,306	2,753,475
3.13%, 07/12/41 (Call 01/12/41)(b)	3,450	2,616,721
3.30%, 07/12/51 (Call 01/12/51)(a)(b)	3,535	2,573,126
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	345	334,136
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	847	846,364
6.33%, 09/30/27(b)	601	605,227
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,560	1,299,342
3.63%, 01/12/52(a)(b)	1,650	1,119,073
3.67%, 11/30/27(a)(b)	100	93,169
3.75%, 01/12/62(a)(b)	970	642,049
4.13%, 01/28/25(b)	577	559,106
4.88%, 02/10/45(b)	100	86,206
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	736	691,242
1.60%, 06/17/26 (Call 05/17/26)(b)	315	281,935
2.69%, 06/17/31 (Call 03/17/31)(a)(b)	2,802	2,395,710
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	951	759,123
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,517	1,381,905
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	1,987	1,643,845
2.88%, 04/16/24(b)	1,437	1,391,413
3.25%, 11/24/50 (Call 05/24/50)(a)(b)	1,756	1,243,283
3.50%, 04/16/29(a)(b)	2,461	2,275,810
3.50%, 11/24/70 (Call 05/24/70)(b)	1,775	1,223,685
4.25%, 04/16/39(a)(b)	4,022	3,620,886
4.38%, 04/16/49(b)	2,231	1,937,623
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	1,313	1,252,503
2.38%, 11/07/29 (Call 08/07/29)	1,403	1,230,043
2.50%, 09/12/26(a)	1,051	985,002
2.75%, 04/06/30 (Call 01/06/30)	1,566	1,389,204
2.88%, 05/10/26	1,408	1,340,701
2.88%, 11/26/41 (Call 05/26/41)	395	293,732
3.00%, 11/26/51 (Call 05/26/51)	1,030	724,958
3.13%, 11/07/49 (Call 05/07/49)	1,037	754,750
3.25%, 05/11/25	1,798	1,747,115
3.25%, 04/06/50 (Call 10/06/49)	1,582	1,176,290
3.63%, 08/21/42	1,256	1,028,606
3.75%, 09/12/46	1,009	817,234

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.88%, 11/13/28 (Call 08/13/28)	$1,620	$1,577,468
4.00%, 05/10/46	2,205	1,862,263
4.13%, 05/11/35(a)	1,414	1,328,328
4.38%, 05/11/45	2,451	2,200,837
4.55%, 08/12/43	1,241	1,140,387
5.50%, 03/25/40	1,360	1,415,054
6.38%, 12/15/38	2,678	3,008,401
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	230	194,876
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	760	705,677
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	1,310	1,298,383
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,420	1,362,282
4.10%, 04/28/45(b)	225	183,997
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,253	1,165,873
3.50%, 05/03/26(a)(b)	435	418,577
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	775	727,038
3.63%, 04/12/27(a)(b)	1,200	1,152,401
4.00%, 09/13/47(b)	710	564,656
4.25%, 04/12/47(a)(b)	300	249,044
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	200	181,410
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,265,126
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	889	739,630
2.50%, 08/08/24 (Call 07/08/24)(b)	680	651,569
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	730	695,624
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	858,534
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	791,122
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	619	555,842
3.10%, 01/08/51 (Call 07/08/50)(b)	175	114,737
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	752,827
3.44%, 11/12/49 (Call 05/12/49)(b)	435	308,493
3.68%, 08/08/49 (Call 02/08/49)(a)(b)	937	697,006
4.13%, 09/12/25(b)	510	497,612
4.25%, 09/12/28(a)(b)	640	622,098
4.60%, 09/12/48(b)	738	653,193
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	390	288,296
4.00%, 11/15/47 (Call 05/15/47)	395	308,950
5.95%, 12/01/34(a)	459	461,343
6.50%, 06/15/38	991	1,027,865
6.80%, 05/15/38	1,035	1,103,838
6.85%, 06/01/39	801	859,566
7.00%, 11/15/28	110	118,783
7.15%, 02/01/32	820	888,422
7.88%, 06/15/26(a)	435	468,761
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	522	443,700
3.25%, 08/15/30 (Call 02/15/30)(b)	460	322,000
4.00%, 08/15/26(b)	685	582,250
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	540	422,989
3.50%, 10/17/49(a)(b)	770	462,053
3.75%, 06/18/50(b)	765	480,378
4.63%, 11/20/28(b)	200	186,258
5.38%, 11/20/48(b)	210	167,860
Tosco Corp., 8.13%, 02/15/30(a)	450	531,852
Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$1,254	$1,201,484
2.83%, 01/10/30 (Call 10/10/29)	1,150	1,025,488
2.99%, 06/29/41 (Call 12/29/40)	707	538,637
3.13%, 05/29/50 (Call 11/29/49)	2,285	1,650,746
3.39%, 06/29/60 (Call 12/29/59)	636	455,868
3.46%, 02/19/29 (Call 11/19/28)(a)	1,334	1,254,992
3.46%, 07/12/49 (Call 01/12/49)	990	763,708
3.70%, 01/15/24	617	609,787
3.75%, 04/10/24	1,044	1,030,962
TotalEnergies Capital SA, 3.88%, 10/11/28	1,249	1,218,436
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	727	642,443
2.80%, 12/01/31 (Call 09/01/31)(a)	780	646,149
3.65%, 12/01/51 (Call 06/01/51)	970	706,622
4.00%, 06/01/52 (Call 12/01/51)(a)	705	548,094
4.35%, 06/01/28 (Call 03/01/28)	883	861,032
4.90%, 03/15/45(a)	388	352,678
6.63%, 06/15/37(a)	1,866	2,010,106
7.50%, 04/15/32	600	680,022
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	295	301,444
8.00%, 11/15/32 (Call 08/15/32)(b)	295	308,529
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,660	1,595,040
3.70%, 09/15/26 (Call 06/15/26)(b)	995	934,238
3.70%, 03/15/28 (Call 12/15/27)(b)	530	479,718
4.50%, 03/04/29 (Call 12/04/28)(b)	1,076	1,013,577
XTO Energy Inc., 6.75%, 08/01/37	632	715,560
		314,530,812
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,180	1,105,303
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23(a)	400	385,136
2.06%, 12/15/26 (Call 11/15/26)	957	861,833
3.14%, 11/07/29 (Call 08/07/29)	840	748,578
3.34%, 12/15/27 (Call 09/15/27)	1,498	1,398,844
4.08%, 12/15/47 (Call 06/15/47)(a)	1,068	854,035
4.49%, 05/01/30 (Call 02/01/30)	387	372,327
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,106	956,142
3.80%, 11/15/25 (Call 08/15/25)	612	599,013
4.50%, 11/15/41 (Call 05/15/41)(a)	700	592,971
4.75%, 08/01/43 (Call 02/01/43)	1,048	915,720
4.85%, 11/15/35 (Call 05/15/35)	1,284	1,203,389
5.00%, 11/15/45 (Call 05/15/45)	1,653	1,487,780
6.70%, 09/15/38	997	1,071,253
7.45%, 09/15/39	1,098	1,251,094
HF Sinclair Corp., 5.88%, 04/01/26(a)	981	987,192
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	588	524,352
3.95%, 12/01/42 (Call 06/01/42)	909	651,444
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	1,042	954,313
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	790	776,487
3.90%, 05/17/28 (Call 02/17/28)(b)	767	724,010
4.00%, 12/21/25 (Call 09/21/25)(b)	969	942,933
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	984	934,641

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	$1,154	$1,003,206
3.65%, 12/01/23 (Call 09/01/23)	936	924,175
		22,226,171
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	765	724,783
4.50%, 05/15/28 (Call 02/15/28)(a)	660	614,827
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	588	479,024
2.69%, 05/25/31 (Call 02/25/31)	733	591,878
3.10%, 09/15/26 (Call 06/15/26)	1,295	1,207,490
4.00%, 05/17/25 (Call 04/17/25)	684	664,061
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	100	83,565
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	425	403,562
1.57%, 01/15/26 (Call 12/15/25)	940	838,111
1.65%, 01/15/27 (Call 12/15/26)	610	514,863
4.88%, 07/15/26 (Call 01/03/23)(a)(b)	1,560	1,496,804
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	370	355,122
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	1,055	875,575
3.25%, 10/01/26 (Call 07/01/26)(b)	590	533,538
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	460	429,154
1.51%, 04/15/26 (Call 03/15/26)(b)	682	593,035
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	680	587,611
3.05%, 10/01/51 (Call 04/01/51)	615	408,678
3.40%, 12/15/27 (Call 09/15/27)	681	630,280
3.65%, 09/15/24 (Call 06/15/24)	523	510,332
4.05%, 12/15/49 (Call 06/15/49)	589	459,354
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	358	308,610
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)(b)	640	560,362
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	915	849,710
2.25%, 02/01/27 (Call 01/01/27)	630	564,250
2.85%, 02/01/32 (Call 11/01/31)(a)	480	392,899
3.13%, 05/01/30 (Call 02/01/30)	730	631,700
WestRock MWV LLC
7.95%, 02/15/31(a)	515	582,549
8.20%, 01/15/30(a)	315	355,592
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	515	492,570
3.00%, 06/15/33 (Call 03/15/33)(a)	882	704,755
3.38%, 09/15/27 (Call 06/15/27)	274	250,402
3.75%, 03/15/25 (Call 01/15/25)	859	828,107
3.90%, 06/01/28 (Call 03/01/28)	645	594,010
4.00%, 03/15/28 (Call 12/15/27)	918	859,188
4.20%, 06/01/32 (Call 03/01/32)(a)	581	522,858
4.65%, 03/15/26 (Call 01/15/26)	779	765,129
4.90%, 03/15/29 (Call 12/15/28)(a)	734	709,317
		22,973,655
Pharmaceuticals — 4.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,933	1,851,515
2.95%, 11/21/26 (Call 09/21/26)	2,965	2,776,051
3.20%, 05/14/26 (Call 02/14/26)	2,396	2,277,580
3.20%, 11/21/29 (Call 08/21/29)(a)	3,238	2,956,223
3.60%, 05/14/25 (Call 02/14/25)	2,140	2,081,571
Security	Par (000)	Value

Pharmaceuticals (continued)
3.80%, 03/15/25 (Call 12/15/24)	$1,856	$1,815,793
3.85%, 06/15/24 (Call 03/15/24)	1,074	1,058,899
4.05%, 11/21/39 (Call 05/21/39)	3,770	3,293,661
4.25%, 11/14/28 (Call 08/14/28)	1,462	1,425,426
4.25%, 11/21/49 (Call 05/21/49)(a)	5,529	4,754,274
4.30%, 05/14/36 (Call 11/14/35)	1,198	1,106,195
4.40%, 11/06/42	2,714	2,424,142
4.45%, 05/14/46 (Call 11/14/45)	2,086	1,840,004
4.50%, 05/14/35 (Call 11/14/34)	3,169	3,001,954
4.55%, 03/15/35 (Call 09/15/34)	2,163	2,057,423
4.63%, 10/01/42 (Call 04/01/42)	385	349,213
4.70%, 05/14/45 (Call 11/14/44)	2,912	2,683,739
4.75%, 03/15/45 (Call 09/15/44)	1,008	936,259
4.85%, 06/15/44 (Call 12/15/43)	1,082	1,011,481
4.88%, 11/14/48 (Call 05/14/48)	1,745	1,637,614
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	495	409,811
2.80%, 05/15/30 (Call 02/15/30)	1,195	1,017,837
3.25%, 03/01/25 (Call 12/01/24)	814	785,766
3.40%, 05/15/24 (Call 02/15/24)	575	562,117
3.45%, 12/15/27 (Call 09/15/27)	688	645,566
4.25%, 03/01/45 (Call 09/01/44)(a)	455	377,442
4.30%, 12/15/47 (Call 06/15/47)	537	449,155
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 01/03/23)	1,304	1,227,656
1.20%, 05/28/26 (Call 04/28/26)	1,420	1,268,254
1.75%, 05/28/28 (Call 03/28/28)	1,275	1,108,622
2.25%, 05/28/31 (Call 02/28/31)	745	625,121
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,287	1,139,280
1.38%, 08/06/30 (Call 05/06/30)	1,412	1,129,537
2.13%, 08/06/50 (Call 02/06/50)	805	486,621
3.00%, 05/28/51 (Call 11/28/50)	680	485,701
3.13%, 06/12/27 (Call 03/12/27)(a)	450	426,508
3.38%, 11/16/25	1,935	1,874,649
4.00%, 01/17/29 (Call 10/17/28)	1,187	1,152,514
4.00%, 09/18/42	900	794,281
4.38%, 11/16/45	804	739,739
4.38%, 08/17/48 (Call 02/17/48)	706	646,200
6.45%, 09/15/37	2,065	2,352,624
Bayer Corp., 6.65%, 02/15/28(a)(b)	214	220,382
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	687	666,201
3.88%, 12/15/23 (Call 11/15/23)(b)	1,356	1,334,312
3.95%, 04/15/45 (Call 10/15/44)(b)	373	273,151
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	964	846,703
4.25%, 12/15/25 (Call 10/15/25)(b)	2,142	2,077,223
4.38%, 12/15/28 (Call 09/15/28)(b)	3,652	3,466,691
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	872	689,508
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	857	742,155
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	124,865
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	845	659,824
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,790	1,561,290
5.50%, 08/15/25(a)(b)	398	395,550
5.50%, 07/30/35(b)	295	281,946
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,663	1,608,153
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,017	815,036
2.82%, 05/20/30 (Call 02/20/30)	636	553,992
3.36%, 06/06/24 (Call 04/06/24)	625	610,433

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 06/06/27 (Call 03/06/27)	$1,673	$1,598,042
3.73%, 12/15/24 (Call 09/15/24)	1,453	1,417,694
3.79%, 05/20/50 (Call 11/20/49)(a)	345	268,324
4.30%, 08/22/32 (Call 05/22/32)(a)	640	609,334
4.67%, 06/06/47 (Call 12/06/46)	1,362	1,225,278
4.69%, 12/15/44 (Call 06/15/44)	1,006	922,287
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	1,229	1,108,066
1.13%, 11/13/27 (Call 09/13/27)	1,303	1,114,403
1.45%, 11/13/30 (Call 08/13/30)(a)	1,856	1,480,995
2.35%, 11/13/40 (Call 05/13/40)	1,043	736,123
2.55%, 11/13/50 (Call 05/13/50)(a)	1,405	923,204
2.90%, 07/26/24 (Call 06/26/24)	1,530	1,488,091
2.95%, 03/15/32 (Call 12/15/31)	1,465	1,292,895
3.20%, 06/15/26 (Call 04/15/26)	1,941	1,864,429
3.25%, 08/01/42	745	585,730
3.40%, 07/26/29 (Call 04/26/29)	1,376	1,288,146
3.45%, 11/15/27 (Call 08/15/27)	335	320,131
3.55%, 03/15/42 (Call 09/15/41)(a)	1,250	1,040,796
3.63%, 05/15/24 (Call 02/15/24)	429	422,293
3.70%, 03/15/52 (Call 09/15/51)	1,850	1,502,510
3.90%, 02/20/28 (Call 11/20/27)	1,228	1,194,349
3.90%, 03/15/62 (Call 09/15/61)	970	778,961
4.13%, 06/15/39 (Call 12/15/38)	1,855	1,684,225
4.25%, 10/26/49 (Call 04/26/49)	3,597	3,196,803
4.35%, 11/15/47 (Call 05/15/47)	1,274	1,150,605
4.50%, 03/01/44 (Call 09/01/43)(a)	200	182,310
4.55%, 02/20/48 (Call 08/20/47)	1,127	1,043,574
4.63%, 05/15/44 (Call 11/15/43)	935	885,049
5.00%, 08/15/45 (Call 02/15/45)	530	524,651
5.88%, 11/15/36(a)	164	171,298
6.80%, 11/15/26(a)	130	141,802
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	859	833,248
3.41%, 06/15/27 (Call 03/15/27)	1,126	1,058,253
3.50%, 11/15/24 (Call 08/15/24)	539	521,800
3.75%, 09/15/25 (Call 06/15/25)	707	686,109
4.37%, 06/15/47 (Call 12/15/46)	537	424,117
4.50%, 11/15/44 (Call 05/15/44)	397	321,934
4.60%, 03/15/43	385	320,528
4.90%, 09/15/45 (Call 03/15/45)	464	397,830
Cigna Corp.
0.61%, 03/15/24 (Call 01/03/23)	473	447,576
1.25%, 03/15/26 (Call 02/15/26)	530	474,593
2.38%, 03/15/31 (Call 12/15/30)	1,325	1,098,106
2.40%, 03/15/30 (Call 12/15/29)	1,660	1,409,897
3.05%, 10/15/27 (Call 07/15/27)	1,394	1,286,797
3.20%, 03/15/40 (Call 09/15/39)	1,049	806,808
3.25%, 04/15/25 (Call 01/15/25)	510	493,114
3.40%, 03/01/27 (Call 12/01/26)	1,370	1,293,975
3.40%, 03/15/50 (Call 09/15/49)	1,185	855,154
3.40%, 03/15/51 (Call 09/15/50)	1,085	790,773
3.50%, 06/15/24 (Call 03/17/24)	548	536,179
3.88%, 10/15/47 (Call 04/15/47)	1,497	1,182,900
4.13%, 11/15/25 (Call 09/15/25)	1,748	1,719,300
4.38%, 10/15/28 (Call 07/15/28)	2,952	2,877,090
4.50%, 02/25/26 (Call 11/27/25)	1,384	1,377,922
4.80%, 08/15/38 (Call 02/15/38)	2,153	2,031,332
4.80%, 07/15/46 (Call 01/16/46)	1,254	1,138,700
4.90%, 12/15/48 (Call 06/15/48)	2,638	2,435,362
Security	Par (000)	Value

Pharmaceuticals (continued)
5.38%, 02/15/42 (Call 08/15/41)	$70	$66,846
6.13%, 11/15/41	369	387,482
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,904	1,632,392
1.75%, 08/21/30 (Call 05/21/30)	1,891	1,506,183
1.88%, 02/28/31 (Call 11/28/30)(a)	1,865	1,485,888
2.13%, 09/15/31 (Call 06/15/31)(a)	930	743,298
2.63%, 08/15/24 (Call 07/15/24)	1,094	1,056,680
2.70%, 08/21/40 (Call 02/21/40)	1,263	888,830
2.88%, 06/01/26 (Call 03/01/26)	1,379	1,297,437
3.00%, 08/15/26 (Call 06/15/26)	1,191	1,119,569
3.25%, 08/15/29 (Call 05/15/29)	1,832	1,654,817
3.38%, 08/12/24 (Call 05/12/24)	535	522,803
3.63%, 04/01/27 (Call 02/01/27)	941	902,458
3.75%, 04/01/30 (Call 01/01/30)	1,494	1,380,402
3.88%, 07/20/25 (Call 04/20/25)	1,461	1,435,731
4.00%, 12/05/23 (Call 09/05/23)	120	119,052
4.10%, 03/25/25 (Call 01/25/25)	1,019	1,008,838
4.13%, 04/01/40 (Call 10/01/39)	1,046	881,787
4.25%, 04/01/50 (Call 10/01/49)	730	600,908
4.30%, 03/25/28 (Call 12/25/27)	2,891	2,810,387
4.78%, 03/25/38 (Call 09/25/37)	4,721	4,363,105
4.88%, 07/20/35 (Call 01/20/35)	1,058	1,012,624
5.00%, 12/01/24 (Call 09/01/24)	433	435,775
5.05%, 03/25/48 (Call 09/25/47)	7,534	6,996,492
5.13%, 07/20/45 (Call 01/20/45)	3,228	3,013,983
5.30%, 12/05/43 (Call 06/05/43)	775	739,430
6.13%, 09/15/39(a)	763	795,889
6.25%, 06/01/27	504	533,148
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	2,518	1,645,634
2.50%, 09/15/60 (Call 03/15/60)	952	603,659
2.75%, 06/01/25 (Call 03/01/25)	777	745,382
3.10%, 05/15/27 (Call 02/15/27)	310	294,318
3.38%, 03/15/29 (Call 12/15/28)(a)	1,045	992,241
3.70%, 03/01/45 (Call 09/01/44)	415	355,122
3.95%, 05/15/47 (Call 11/15/46)(a)	76	67,801
3.95%, 03/15/49 (Call 09/15/48)	75	67,727
4.15%, 03/15/59 (Call 09/15/58)	870	774,282
5.50%, 03/15/27(a)	145	152,150
5.55%, 03/15/37(a)	110	119,848
5.95%, 11/15/37	185	202,005
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	899	864,731
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)	350	340,701
4.50%, 02/25/26 (Call 11/27/25)	809	801,397
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	968	949,046
3.88%, 05/15/28	1,479	1,430,661
4.20%, 03/18/43	835	739,230
5.38%, 04/15/34	970	1,015,076
6.38%, 05/15/38	2,368	2,704,662
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	966	943,298
3.38%, 06/01/29 (Call 03/01/29)	679	631,968
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,157	1,051,549
0.95%, 09/01/27 (Call 07/01/27)	1,391	1,209,656
1.30%, 09/01/30 (Call 06/01/30)(a)	1,741	1,426,421
2.10%, 09/01/40 (Call 03/01/40)(a)	823	579,050

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 09/01/50 (Call 03/01/50)	$850	$551,889
2.45%, 03/01/26 (Call 12/01/25)	1,758	1,668,148
2.45%, 09/01/60 (Call 03/01/60)(a)	1,123	723,236
2.63%, 01/15/25 (Call 11/15/24)	768	740,860
2.90%, 01/15/28 (Call 10/15/27)	990	934,349
2.95%, 03/03/27 (Call 12/03/26)	958	913,017
3.38%, 12/05/23(a)	357	354,289
3.40%, 01/15/38 (Call 07/15/37)	781	676,825
3.50%, 01/15/48 (Call 07/15/47)	1,593	1,328,390
3.55%, 03/01/36 (Call 09/01/35)	991	897,099
3.63%, 03/03/37 (Call 09/03/36)	652	587,379
3.70%, 03/01/46 (Call 09/01/45)	1,896	1,635,713
3.75%, 03/03/47 (Call 09/03/46)	743	642,270
4.38%, 12/05/33 (Call 06/05/33)(a)	1,082	1,077,841
4.50%, 09/01/40	505	486,731
4.50%, 12/05/43 (Call 06/05/43)(a)	415	402,862
4.85%, 05/15/41	270	270,631
4.95%, 05/15/33	536	565,363
5.85%, 07/15/38	856	954,058
5.95%, 08/15/37(a)	787	892,029
6.95%, 09/01/29(a)	345	411,472
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	866	771,948
1.30%, 08/15/26 (Call 07/15/26)	600	527,645
3.80%, 03/15/24 (Call 12/15/23)(a)	672	661,744
3.95%, 02/16/28 (Call 11/16/27)	417	394,759
4.88%, 03/15/44 (Call 09/15/43)(a)	1,432	1,340,206
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	788	776,776
4.60%, 06/01/44 (Call 12/01/43)(a)	530	478,881
5.90%, 11/01/39	265	285,688
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,293	1,157,711
1.45%, 06/24/30 (Call 03/24/30)	1,495	1,206,318
1.70%, 06/10/27 (Call 05/10/27)	1,087	973,315
1.90%, 12/10/28 (Call 10/10/28)	807	702,255
2.15%, 12/10/31 (Call 09/10/31)	1,395	1,159,303
2.35%, 06/24/40 (Call 12/24/39)	1,038	740,246
2.45%, 06/24/50 (Call 12/24/49)(a)	1,196	787,192
2.75%, 02/10/25 (Call 11/10/24)	1,640	1,580,254
2.75%, 12/10/51 (Call 06/10/51)	2,390	1,653,871
2.90%, 03/07/24 (Call 02/07/24)	936	917,271
2.90%, 12/10/61 (Call 06/10/61)	1,360	914,509
3.40%, 03/07/29 (Call 12/07/28)	1,543	1,453,376
3.60%, 09/15/42 (Call 03/15/42)(a)	837	702,102
3.70%, 02/10/45 (Call 08/10/44)	1,736	1,453,957
3.90%, 03/07/39 (Call 09/07/38)	1,001	889,785
4.00%, 03/07/49 (Call 09/07/48)	1,494	1,305,540
4.15%, 05/18/43	1,194	1,072,588
6.50%, 12/01/33	870	991,317
6.55%, 09/15/37(a)	205	237,030
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	158	170,561
5.85%, 06/30/39	55	60,111
5.95%, 12/01/28	650	701,368
6.40%, 03/01/28	205	221,889
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,274	1,199,769
5.20%, 04/15/48 (Call 10/15/47)	663	513,203
5.40%, 11/29/43 (Call 05/29/43)	626	502,394
Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$1,149	$1,087,797
2.00%, 02/14/27 (Call 12/14/26)(a)	1,222	1,117,692
2.20%, 08/14/30 (Call 05/14/30)	1,509	1,294,869
2.75%, 08/14/50 (Call 02/14/50)	1,491	1,064,396
3.00%, 11/20/25 (Call 08/20/25)	1,831	1,766,671
3.10%, 05/17/27 (Call 02/17/27)	990	947,806
3.40%, 05/06/24	1,332	1,311,204
3.70%, 09/21/42	943	807,656
4.00%, 11/20/45 (Call 05/20/45)	323	286,071
4.40%, 05/06/44	1,802	1,712,257
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	879	810,721
1.70%, 05/28/30 (Call 02/28/30)	1,285	1,063,713
1.75%, 08/18/31 (Call 05/18/31)(a)	940	764,793
2.55%, 05/28/40 (Call 11/28/39)	1,191	886,037
2.63%, 04/01/30 (Call 01/01/30)	1,146	1,016,559
2.70%, 05/28/50 (Call 11/28/49)(a)	1,230	872,921
2.75%, 06/03/26	575	546,525
2.95%, 03/15/24 (Call 02/15/24)	547	536,993
3.00%, 12/15/26	1,692	1,616,382
3.40%, 05/15/24(a)	717	705,550
3.45%, 03/15/29 (Call 12/15/28)	1,283	1,216,135
3.60%, 09/15/28 (Call 06/15/28)	1,158	1,118,967
3.90%, 03/15/39 (Call 09/15/38)	995	891,868
4.00%, 12/15/36	814	753,346
4.00%, 03/15/49 (Call 09/15/48)(a)	1,024	908,456
4.10%, 09/15/38 (Call 03/15/38)	1,038	959,782
4.13%, 12/15/46	1,194	1,080,031
4.20%, 09/15/48 (Call 03/15/48)	903	822,508
4.30%, 06/15/43	896	831,063
4.40%, 05/15/44	798	749,283
5.60%, 09/15/40	792	842,399
7.20%, 03/15/39	1,807	2,230,526
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	1,031	989,974
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,811	1,706,359
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,670	2,199,040
3.03%, 07/09/40 (Call 01/09/40)	1,530	1,144,159
3.18%, 07/09/50 (Call 01/09/50)	2,050	1,435,231
3.38%, 07/09/60 (Call 01/09/60)(a)	906	615,885
5.00%, 11/26/28 (Call 08/26/28)	913	913,251
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,241	1,163,045
5.25%, 06/15/46 (Call 12/15/45)	901	695,024
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	885	801,139
2.30%, 06/22/27 (Call 04/22/27)	1,035	890,156
2.70%, 06/22/30 (Call 03/22/30)(a)	1,163	927,665
3.85%, 06/22/40 (Call 12/22/39)	1,971	1,357,699
4.00%, 06/22/50 (Call 12/22/49)	1,658	1,078,346
Wyeth LLC
5.95%, 04/01/37	2,021	2,215,909
6.00%, 02/15/36	1,115	1,210,027
6.45%, 02/01/24	559	569,736
6.50%, 02/01/34	813	918,499
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	474	390,517
3.00%, 09/12/27 (Call 06/12/27)	706	652,025

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 05/15/50 (Call 11/15/49)(a)	$571	$398,039
3.90%, 08/20/28 (Call 05/20/28)	730	695,953
3.95%, 09/12/47 (Call 03/12/47)	552	448,793
4.45%, 08/20/48 (Call 02/20/48)	334	292,551
4.50%, 11/13/25 (Call 08/13/25)	977	968,840
4.70%, 02/01/43 (Call 08/01/42)	1,331	1,229,835
5.40%, 11/14/25 (Call 10/14/25)	400	406,043
5.60%, 11/16/32	100	104,806
		301,311,933
Pipelines — 3.1%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	287,775
4.60%, 11/02/47(b)	2,100	1,879,500
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	350	295,871
3.60%, 09/01/32 (Call 06/01/32)	640	536,717
4.45%, 07/15/27 (Call 04/15/27)	628	600,526
4.80%, 05/03/29 (Call 02/03/29)	725	684,230
4.95%, 12/15/24 (Call 09/15/24)	945	936,003
5.95%, 06/01/26 (Call 03/01/26)	696	709,574
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)(b)	540	461,034
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	750	619,875
3.40%, 01/15/38 (Call 07/15/37)(a)(b)	660	554,157
3.70%, 01/15/39 (Call 07/15/38)(a)(b)	840	677,752
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	560	441,734
3.70%, 11/15/29 (Call 05/18/29)	1,486	1,355,560
5.13%, 06/30/27 (Call 01/01/27)	1,984	1,986,685
5.88%, 03/31/25 (Call 10/02/24)	1,896	1,904,977
7.00%, 06/30/24 (Call 01/01/24)	1,170	1,186,263
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	250	203,437
4.00%, 03/01/31 (Call 03/01/26)	265	231,544
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	1,027	898,959
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	260	251,210
4.20%, 04/15/43 (Call 10/15/42)(b)	50	40,432
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	640	514,060
7.63%, 04/15/32(a)(b)	130	147,984
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	376	359,639
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,223	1,204,440
5.80%, 06/01/45 (Call 12/01/44)	490	485,031
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(a)	350	291,824
5.13%, 05/15/29 (Call 02/15/29)(a)	355	344,206
5.60%, 04/01/44 (Call 10/01/43)	500	470,251
5.63%, 07/15/27 (Call 04/15/27)	125	124,495
6.75%, 09/15/37(b)	270	276,599
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	780	699,875
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	629	548,896
3.90%, 11/15/49 (Call 05/15/49)	561	389,863
4.60%, 12/15/44 (Call 06/15/44)	609	504,546
4.80%, 11/01/43 (Call 05/01/43)	272	231,406
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(b)	200	165,400
Security	Par (000)	Value

Pipelines (continued)
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	$380	$323,807
8.38%, 06/15/32	490	563,345
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	504	479,388
5.88%, 10/15/25 (Call 07/15/25)	514	524,632
7.38%, 10/15/45 (Call 04/15/45)	472	534,593
Series B, 7.50%, 04/15/38	545	605,106
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	442	388,676
2.15%, 02/16/24	155	149,465
2.50%, 01/15/25 (Call 12/15/24)	569	539,452
2.50%, 02/14/25	418	395,516
2.50%, 08/01/33 (Call 05/01/33)	1,510	1,186,051
3.13%, 11/15/29 (Call 08/15/29)	1,195	1,054,122
3.40%, 08/01/51 (Call 02/01/51)(a)	615	433,561
3.50%, 06/10/24 (Call 03/10/24)	783	762,493
3.70%, 07/15/27 (Call 04/15/27)(a)	790	745,698
4.00%, 11/15/49 (Call 05/15/49)	535	414,980
4.25%, 12/01/26 (Call 09/01/26)	634	614,709
4.50%, 06/10/44 (Call 12/10/43)(a)	534	449,220
5.50%, 12/01/46 (Call 06/01/46)	447	428,501
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	870	762,907
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(c)	957	867,829
7.38%, 01/15/83 (Call 10/15/27)(c)	260	252,024
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	782	715,246
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	798	709,598
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,029	970,551
3.75%, 05/15/30 (Call 02/15/30)(a)	986	873,978
3.90%, 05/15/24 (Call 02/15/24)	553	540,615
3.90%, 07/15/26 (Call 04/15/26)	739	697,544
4.00%, 10/01/27 (Call 07/01/27)	679	637,139
4.05%, 03/15/25 (Call 12/15/24)	833	808,863
4.15%, 09/15/29 (Call 06/15/29)	743	674,130
4.20%, 04/15/27 (Call 01/15/27)(a)	307	290,455
4.25%, 04/01/24 (Call 01/01/24)	742	727,200
4.40%, 03/15/27 (Call 12/15/26)	742	709,593
4.50%, 04/15/24 (Call 03/15/24)	708	699,113
4.75%, 01/15/26 (Call 10/15/25)	769	754,590
4.90%, 02/01/24 (Call 11/01/23)	241	239,521
4.90%, 03/15/35 (Call 09/15/34)	303	272,656
4.95%, 05/15/28 (Call 02/15/28)	1,017	979,542
4.95%, 06/15/28 (Call 03/15/28)(a)	690	667,462
4.95%, 01/15/43 (Call 07/15/42)	567	464,384
5.00%, 05/15/44 (Call 11/15/43)	435	360,592
5.00%, 05/15/50 (Call 11/15/49)	2,250	1,854,337
5.15%, 02/01/43 (Call 08/01/42)	386	323,408
5.15%, 03/15/45 (Call 09/15/44)	722	616,715
5.25%, 04/15/29 (Call 01/15/29)	859	835,661
5.30%, 04/01/44 (Call 10/01/43)	888	760,186
5.30%, 04/15/47 (Call 10/15/46)	705	599,155
5.35%, 05/15/45 (Call 11/15/44)	761	654,626
5.40%, 10/01/47 (Call 04/01/47)(a)	1,341	1,156,448
5.50%, 06/01/27 (Call 03/01/27)(a)	1,053	1,051,133
5.88%, 01/15/24 (Call 10/15/23)	984	987,766
5.95%, 12/01/25 (Call 09/01/25)	556	563,885
5.95%, 10/01/43 (Call 04/01/43)(a)	487	449,917

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.00%, 06/15/48 (Call 12/15/47)	$1,010	$927,667
6.05%, 06/01/41 (Call 12/01/40)	567	536,105
6.10%, 02/15/42	637	594,525
6.13%, 12/15/45 (Call 06/15/45)	1,182	1,119,474
6.25%, 04/15/49 (Call 10/15/48)	1,747	1,652,092
6.50%, 02/01/42 (Call 08/01/41)	775	767,206
6.63%, 10/15/36(a)	555	555,791
6.85%, 02/15/40(a)	170	160,998
7.50%, 07/01/38	390	419,441
7.60%, 02/01/24 (Call 11/01/23)	125	126,767
8.25%, 11/15/29 (Call 08/15/29)	484	550,074
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	430	398,715
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,153	996,811
3.13%, 07/31/29 (Call 04/30/29)	954	848,650
3.20%, 02/15/52 (Call 08/15/51)	979	662,021
3.30%, 02/15/53 (Call 08/15/52)	867	594,755
3.70%, 02/15/26 (Call 11/15/25)	880	851,150
3.70%, 01/31/51 (Call 07/31/50)	1,541	1,141,284
3.75%, 02/15/25 (Call 11/15/24)	1,007	984,290
3.90%, 02/15/24 (Call 11/15/23)(a)	977	960,650
3.95%, 02/15/27 (Call 11/15/26)	755	728,050
3.95%, 01/31/60 (Call 07/31/59)	791	585,411
4.15%, 10/16/28 (Call 07/16/28)	1,042	993,425
4.20%, 01/31/50 (Call 07/31/49)	1,134	903,264
4.25%, 02/15/48 (Call 08/15/47)	1,042	839,438
4.45%, 02/15/43 (Call 08/15/42)	779	661,478
4.80%, 02/01/49 (Call 08/01/48)	1,190	1,047,051
4.85%, 08/15/42 (Call 02/15/42)	600	539,379
4.85%, 03/15/44 (Call 09/15/43)	1,146	1,023,260
4.90%, 05/15/46 (Call 11/15/45)	1,245	1,100,396
4.95%, 10/15/54 (Call 04/15/54)	397	340,345
5.10%, 02/15/45 (Call 08/15/44)	1,106	1,009,493
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	563	426,253
5.70%, 02/15/42	697	683,982
5.95%, 02/01/41	640	646,156
6.13%, 10/15/39(a)	607	624,074
6.45%, 09/01/40	440	469,575
7.55%, 04/15/38	455	514,818
Series D, 6.88%, 03/01/33	737	815,548
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	931	755,894
Series H, 6.65%, 10/15/34	650	695,045
Series J, 5.75%, 03/01/35(a)	246	240,675
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	645	514,699
4.32%, 12/30/39 (Call 06/30/39)(b)	275	198,061
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	513	445,495
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	595	460,439
2.55%, 07/01/30 (Call 04/01/30)(b)	665	544,250
4.35%, 07/15/25 (Call 04/15/25)(b)	1,150	1,118,488
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	162	150,033
2.16%, 03/31/34(b)	1,729	1,460,148
2.94%, 09/30/40(b)	58	46,259
3.25%, 09/30/40(b)	165	126,473
GNL Quintero SA, 4.63%, 07/31/29(b)	498	473,610

Security	Par (000)	Value

Pipelines (continued)
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	$537	$487,192
3.45%, 10/15/27 (Call 08/15/27)(b)	585	519,725
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	860	833,424
5.95%, 10/15/45 (Call 04/15/45)(b)	155	142,568
6.19%, 11/01/25(a)(b)	325	327,716
KazTransGas JSC, 4.38%, 09/26/27(b)	220	196,170
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	717	707,572
4.25%, 09/01/24 (Call 06/01/24)	689	678,701
4.30%, 05/01/24 (Call 02/01/24)	685	676,022
4.70%, 11/01/42 (Call 05/01/42)	412	346,230
5.00%, 08/15/42 (Call 02/15/42)	563	493,608
5.00%, 03/01/43 (Call 09/01/42)	800	698,221
5.40%, 09/01/44 (Call 03/01/44)	665	600,625
5.50%, 03/01/44 (Call 09/01/43)	603	559,133
5.63%, 09/01/41	449	413,438
5.80%, 03/15/35(a)	740	729,728
6.38%, 03/01/41	585	585,065
6.50%, 02/01/37	788	798,901
6.50%, 09/01/39(a)	615	627,711
6.55%, 09/15/40	457	461,412
6.95%, 01/15/38	955	1,017,337
7.30%, 08/15/33	705	772,347
7.40%, 03/15/31(a)	334	366,489
7.50%, 11/15/40	546	599,967
7.75%, 03/15/32	372	417,200
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	880	777,160
2.00%, 02/15/31 (Call 11/15/30)	397	313,566
3.25%, 08/01/50 (Call 02/01/50)	700	464,012
3.60%, 02/15/51 (Call 08/15/50)	856	609,935
4.30%, 06/01/25 (Call 03/01/25)	1,240	1,221,667
4.30%, 03/01/28 (Call 12/01/27)(a)	877	847,938
4.80%, 02/01/33 (Call 11/01/32)	620	582,812
5.05%, 02/15/46 (Call 08/15/45)	691	597,622
5.20%, 03/01/48 (Call 09/01/47)	541	477,969
5.30%, 12/01/34 (Call 06/01/34)	422	401,003
5.45%, 08/01/52 (Call 02/01/52)	900	823,114
5.55%, 06/01/45 (Call 12/01/44)(a)	1,203	1,122,669
7.75%, 01/15/32	1,006	1,151,372
7.80%, 08/01/31	608	684,810
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	585	558,509
3.25%, 06/01/30 (Call 03/01/30)	635	555,193
3.95%, 03/01/50 (Call 09/01/49)	640	477,054
4.20%, 12/01/42 (Call 06/01/42)	136	101,832
4.20%, 03/15/45 (Call 09/15/44)	330	242,789
4.20%, 10/03/47 (Call 04/03/47)	602	464,455
4.25%, 09/15/46 (Call 03/15/46)	470	363,943
4.85%, 02/01/49 (Call 08/01/48)	390	323,758
5.00%, 03/01/26 (Call 12/01/25)	758	759,462
5.15%, 10/15/43 (Call 04/15/43)	806	716,543
6.40%, 05/01/37(a)	350	349,537
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	696	672,678
4.63%, 04/01/29 (Call 01/01/29)(b)	710	640,961
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,568	1,399,623

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
2.65%, 08/15/30 (Call 05/15/30)	$1,360	$1,116,052
4.00%, 02/15/25 (Call 11/15/24)	655	635,904
4.00%, 03/15/28 (Call 12/15/27)	1,427	1,335,846
4.13%, 03/01/27 (Call 12/01/26)	1,267	1,209,300
4.25%, 12/01/27 (Call 09/01/27)(a)	807	769,824
4.50%, 04/15/38 (Call 10/15/37)	1,412	1,210,939
4.70%, 04/15/48 (Call 10/15/47)	1,505	1,216,078
4.80%, 02/15/29 (Call 11/15/28)	806	775,722
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,012,190
4.88%, 06/01/25 (Call 03/01/25)	1,085	1,070,457
4.90%, 04/15/58 (Call 10/15/57)	463	369,915
4.95%, 09/01/32 (Call 06/01/32)	865	818,749
4.95%, 03/14/52 (Call 09/14/51)	2,125	1,767,854
5.20%, 03/01/47 (Call 09/01/46)	811	701,601
5.20%, 12/01/47 (Call 06/01/47)	431	370,141
5.50%, 02/15/49 (Call 08/15/48)	1,440	1,293,737
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	280	229,109
4.88%, 08/15/27 (Call 02/15/27)(b)	1,152	1,096,189
7.77%, 12/15/37(a)(b)	365	382,086
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	500	344,920
4.10%, 09/15/42 (Call 03/15/42)(b)	595	453,823
4.30%, 01/15/49 (Call 07/15/48)(b)	865	694,993
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	565	534,910
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	495	454,134
2.75%, 09/01/24 (Call 08/01/24)	753	721,069
3.10%, 03/15/30 (Call 12/15/29)	675	570,885
3.40%, 09/01/29 (Call 06/01/29)	591	514,594
4.00%, 07/13/27 (Call 04/13/27)	530	497,262
4.35%, 03/15/29 (Call 12/15/28)(a)	329	305,055
4.45%, 09/01/49 (Call 03/01/49)	445	339,103
4.50%, 03/15/50 (Call 09/15/49)	395	302,461
4.55%, 07/15/28 (Call 04/15/28)	804	764,208
4.95%, 07/13/47 (Call 01/06/47)	729	600,133
5.20%, 07/15/48 (Call 01/15/48)	809	686,693
5.85%, 01/15/26 (Call 12/15/25)(a)	485	491,773
6.00%, 06/15/35	605	581,653
6.10%, 11/15/32 (Call 08/15/32)	75	76,365
6.35%, 01/15/31 (Call 10/15/30)	221	227,340
7.15%, 01/15/51 (Call 07/15/50)(a)	449	463,833
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	772	764,003
6.13%, 02/01/41 (Call 08/01/40)	564	535,109
6.20%, 09/15/43 (Call 03/15/43)	320	298,939
6.65%, 10/01/36(a)	479	476,983
6.85%, 10/15/37(a)	640	657,232
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	351	360,550
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,037	903,700
3.60%, 11/01/24 (Call 08/01/24)	925	892,298
3.80%, 09/15/30 (Call 06/15/30)	1,040	911,015
4.30%, 01/31/43 (Call 07/31/42)	374	272,406
4.50%, 12/15/26 (Call 09/15/26)	640	616,693
4.65%, 10/15/25 (Call 07/15/25)	747	735,488
4.70%, 06/15/44 (Call 12/15/43)	665	516,300
4.90%, 02/15/45 (Call 08/15/44)	379	298,804
5.15%, 06/01/42 (Call 12/01/41)	447	367,218
6.65%, 01/15/37	765	765,718
Security	Par (000)	Value

Pipelines (continued)
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	$640	$598,229
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	547	493,496
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	409	354,735
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,526	1,440,715
4.50%, 05/15/30 (Call 11/15/29)(a)	1,761	1,663,929
5.00%, 03/15/27 (Call 09/15/26)	1,133	1,118,371
5.63%, 03/01/25 (Call 12/01/24)	2,269	2,274,651
5.75%, 05/15/24 (Call 02/15/24)	1,622	1,624,593
5.88%, 06/30/26 (Call 12/31/25)	1,808	1,833,971
5.90%, 09/15/37(b)	550	556,773
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	693	573,474
8.00%, 03/01/32(a)	397	437,459
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	730	683,385
3.50%, 03/15/25 (Call 12/15/24)	785	757,247
4.50%, 03/15/45 (Call 09/15/44)	954	798,000
4.75%, 03/15/24 (Call 12/15/23)	471	468,405
5.95%, 09/25/43 (Call 03/25/43)	428	425,112
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	725	633,998
4.95%, 04/15/52 (Call 10/15/51)	560	455,184
5.20%, 07/01/27 (Call 06/01/27)	930	917,544
6.25%, 07/01/52 (Call 01/01/52)	448	432,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	937	803,560
4.88%, 02/01/31 (Call 02/01/26)	1,586	1,444,560
5.00%, 01/15/28 (Call 01/15/23)(a)	443	419,623
5.50%, 03/01/30 (Call 03/01/25)	729	696,997
6.50%, 07/15/27 (Call 01/03/23)	473	475,568
6.88%, 01/15/29 (Call 01/15/24)(a)	665	683,194
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	766	727,526
4.38%, 03/13/25 (Call 12/13/24)	878	859,741
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	486	411,573
7.00%, 03/15/27	230	246,017
7.00%, 10/15/28	523	560,053
7.63%, 04/01/37	280	306,028
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	690	627,092
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	435	351,713
7.00%, 07/15/32	634	693,925
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	380	352,503
2.50%, 10/12/31 (Call 07/12/31)	1,105	895,149
4.10%, 04/15/30 (Call 01/15/30)	1,121	1,046,097
4.25%, 05/15/28 (Call 02/15/28)	1,085	1,036,655
4.63%, 03/01/34 (Call 12/01/33)	881	813,362
4.75%, 05/15/38 (Call 11/15/37)	485	437,216
4.88%, 01/15/26 (Call 10/15/25)	1,748	1,737,005
4.88%, 05/15/48 (Call 11/15/47)	692	620,516
5.00%, 10/16/43 (Call 04/16/43)	523	474,094
5.10%, 03/15/49 (Call 09/15/48)	799	742,368
5.60%, 03/31/34	530	521,084
5.85%, 03/15/36	984	981,304
6.10%, 06/01/40	680	695,742

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.20%, 10/15/37	$1,565	$1,620,411
7.25%, 08/15/38	975	1,093,570
7.63%, 01/15/39	955	1,112,916
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(c)	1,407	1,177,853
5.50%, 09/15/79 (Call 09/15/29), (1 day SOFR + 4.416%)(a)(c)	1,059	902,797
5.60%, 03/07/82 (Call 12/07/31)(c)	665	566,345
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	415	388,157
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	526	493,711
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	581	510,338
3.95%, 05/15/50 (Call 11/15/49)	400	311,995
4.00%, 03/15/28 (Call 12/15/27)	733	693,150
4.45%, 08/01/42 (Call 02/01/42)	476	411,336
4.60%, 03/15/48 (Call 09/15/47)(a)	676	576,852
5.40%, 08/15/41 (Call 02/15/41)	475	461,285
7.85%, 02/01/26 (Call 11/01/25)	980	1,053,668
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	190	173,424
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(a)	769	753,028
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	810	666,563
3.50%, 11/15/30 (Call 08/15/30)	952	842,440
3.50%, 10/15/51 (Call 04/15/51)	650	459,721
3.75%, 06/15/27 (Call 03/15/27)	997	943,072
3.90%, 01/15/25 (Call 10/15/24)	1,101	1,075,369
4.00%, 09/15/25 (Call 06/15/25)	877	855,029
4.30%, 03/04/24 (Call 12/04/23)	945	933,868
4.55%, 06/24/24 (Call 03/24/24)	667	660,102
4.65%, 08/15/32 (Call 05/15/32)	915	866,725
4.85%, 03/01/48 (Call 09/01/47)	781	683,250
4.90%, 01/15/45 (Call 07/15/44)	572	497,365
5.10%, 09/15/45 (Call 03/15/45)	859	768,302
5.30%, 08/15/52 (Call 02/15/52)	375	344,460
5.40%, 03/04/44 (Call 09/04/43)	693	640,816
5.75%, 06/24/44 (Call 12/24/43)	735	715,737
5.80%, 11/15/43 (Call 05/15/43)	555	545,049
6.30%, 04/15/40	1,367	1,416,908
7.75%, 06/15/31	497	545,611
8.75%, 03/15/32	613	734,287
Series A, 7.50%, 01/15/31	427	471,137
		227,960,198
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	609	498,971
4.40%, 05/27/26 (Call 02/27/26)(b)	1,620	1,544,034
4.87%, 02/15/29 (Call 11/15/28)(b)	950	903,501
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	490	436,027
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	155	139,908
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	1,104	950,386
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	753	674,205
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	793	711,709
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	1,173	1,063,111
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	908	647,901
Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	$945	$657,249
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	90	58,322
		8,285,324
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	954	935,873
7.38%, 03/01/33(a)	200	219,737
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	782	614,339
4.88%, 03/01/26 (Call 12/01/25)	706	706,211
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	280	212,819
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	477	346,310
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	999	920,661
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	75	61,099
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	700	546,255
3.88%, 03/20/27 (Call 12/20/26)(b)	990	915,863
4.13%, 02/01/29 (Call 11/01/28)(b)	1,170	1,069,164
		6,548,331
Real Estate Investment Trusts — 3.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	710	584,241
2.60%, 06/15/33 (Call 03/15/33)(a)	410	312,297
2.90%, 10/01/30 (Call 07/01/30)	170	138,978
4.80%, 10/01/32 (Call 07/01/32)(a)	445	409,312
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	851	632,847
2.00%, 05/18/32 (Call 02/18/32)	675	514,677
2.75%, 12/15/29 (Call 09/15/29)(a)	400	338,219
2.95%, 03/15/34 (Call 12/15/33)(a)	1,000	811,385
3.00%, 05/18/51 (Call 11/18/50)	817	525,764
3.38%, 08/15/31 (Call 05/15/31)	977	852,442
3.45%, 04/30/25 (Call 02/28/25)	461	445,182
3.55%, 03/15/52 (Call 09/15/51)(a)	950	682,649
3.80%, 04/15/26 (Call 02/15/26)(a)	486	469,601
3.95%, 01/15/27 (Call 10/15/26)	370	354,460
3.95%, 01/15/28 (Call 10/15/27)	285	268,186
4.00%, 02/01/50 (Call 08/01/49)	733	563,610
4.30%, 01/15/26 (Call 10/15/25)	445	433,682
4.50%, 07/30/29 (Call 04/30/29)	297	281,060
4.70%, 07/01/30 (Call 04/01/30)	561	538,139
4.85%, 04/15/49 (Call 10/15/48)	174	149,443
4.90%, 12/15/30 (Call 09/15/30)	452	439,770
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	794	640,467
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	371	288,376
3.38%, 07/15/51 (Call 01/15/51)	410	262,082
3.63%, 04/15/32 (Call 01/15/32)(a)	695	588,871
4.25%, 02/15/28 (Call 11/15/27)(a)	860	801,344
4.30%, 04/15/52 (Call 10/15/51)	130	96,441
4.90%, 02/15/29 (Call 11/15/28)	587	558,726
American Tower Corp.
0.60%, 01/15/24	423	402,567
1.30%, 09/15/25 (Call 08/15/25)(a)	514	462,275
1.45%, 09/15/26 (Call 08/15/26)	690	600,386

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.50%, 01/31/28 (Call 11/30/27)	$627	$517,867
1.60%, 04/15/26 (Call 03/15/26)	690	612,724
1.88%, 10/15/30 (Call 07/15/30)	524	408,213
2.10%, 06/15/30 (Call 03/15/30)	798	641,032
2.30%, 09/15/31 (Call 06/15/31)	735	582,159
2.40%, 03/15/25 (Call 02/15/25)	781	734,899
2.70%, 04/15/31 (Call 01/15/31)	1,277	1,054,264
2.75%, 01/15/27 (Call 11/15/26)	922	834,555
2.90%, 01/15/30 (Call 10/15/29)	797	682,502
2.95%, 01/15/25 (Call 12/15/24)	681	649,794
2.95%, 01/15/51 (Call 07/15/50)	806	517,460
3.10%, 06/15/50 (Call 12/15/49)	920	608,046
3.13%, 01/15/27 (Call 10/15/26)	573	527,035
3.38%, 05/15/24 (Call 04/15/24)	674	656,459
3.38%, 10/15/26 (Call 07/15/26)(a)	913	851,020
3.55%, 07/15/27 (Call 04/15/27)	927	861,072
3.60%, 01/15/28 (Call 10/15/27)	807	742,290
3.65%, 03/15/27 (Call 02/15/27)	300	280,296
3.70%, 10/15/49 (Call 04/15/49)	748	546,641
3.80%, 08/15/29 (Call 05/15/29)(a)	1,836	1,679,764
3.95%, 03/15/29 (Call 12/15/28)	783	724,644
4.00%, 06/01/25 (Call 03/01/25)	945	917,434
4.05%, 03/15/32 (Call 12/15/31)(a)	415	377,348
4.40%, 02/15/26 (Call 11/15/25)	507	494,418
5.00%, 02/15/24	569	568,168
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	345	291,065
2.05%, 01/15/32 (Call 10/15/31)(a)	680	541,580
2.30%, 03/01/30 (Call 12/01/29)	780	657,172
2.45%, 01/15/31 (Call 10/17/30)	435	361,618
2.90%, 10/15/26 (Call 07/15/26)	605	557,132
2.95%, 05/11/26 (Call 02/11/26)	773	721,459
3.20%, 01/15/28 (Call 10/15/27)	661	608,793
3.30%, 06/01/29 (Call 03/01/29)	568	511,022
3.35%, 05/15/27 (Call 02/15/27)	252	234,332
3.45%, 06/01/25 (Call 03/03/25)	537	518,496
3.50%, 11/15/24 (Call 08/15/24)	429	417,936
3.50%, 11/15/25 (Call 08/15/25)	140	134,034
3.90%, 10/15/46 (Call 04/15/46)	372	291,512
4.15%, 07/01/47 (Call 01/01/47)(a)	284	230,829
4.20%, 12/15/23 (Call 09/16/23)(a)	376	371,730
4.35%, 04/15/48 (Call 10/18/47)	267	223,476
5.00%, 02/15/33	60	60,020
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	897	658,912
2.55%, 04/01/32 (Call 01/01/32)(a)	1,271	968,758
2.75%, 10/01/26 (Call 07/01/26)	671	608,783
2.90%, 03/15/30 (Call 12/15/29)	620	506,069
3.20%, 01/15/25 (Call 10/15/24)	390	374,047
3.25%, 01/30/31 (Call 10/30/30)	1,177	983,831
3.40%, 06/21/29 (Call 03/21/29)	520	449,503
3.65%, 02/01/26 (Call 11/03/25)	1,231	1,170,967
3.80%, 02/01/24 (Call 11/01/23)	555	543,804
4.50%, 12/01/28 (Call 09/01/28)	859	799,922
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	580	507,658
4.10%, 10/01/24 (Call 07/01/24)(a)	578	556,250
4.55%, 10/01/29 (Call 07/01/29)	529	467,424
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	235,880
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 08/16/31 (Call 05/16/31)	$270	$204,625
3.65%, 06/15/24 (Call 04/15/24)	525	508,620
3.85%, 02/01/25 (Call 11/01/24)	494	473,878
3.90%, 03/15/27 (Call 12/15/26)	817	749,113
4.05%, 07/01/30 (Call 04/01/30)(a)	1,293	1,129,997
4.13%, 06/15/26 (Call 03/15/26)	475	446,198
4.13%, 05/15/29 (Call 02/15/29)	370	330,688
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	765	578,537
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	952	818,066
3.15%, 07/01/29 (Call 04/01/29)	414	369,739
3.35%, 11/01/49 (Call 05/01/49)	382	269,065
3.50%, 09/15/24 (Call 06/15/24)	445	429,411
4.10%, 10/15/28 (Call 07/15/28)	330	313,420
4.25%, 01/15/24 (Call 10/15/23)	273	268,851
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	660	510,784
2.25%, 03/15/26 (Call 02/15/26)	445	390,841
2.75%, 04/15/31 (Call 01/15/31)	760	574,240
2.90%, 12/01/33 (Call 09/01/33)	610	435,521
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	1,296	1,121,511
2.10%, 04/01/31 (Call 01/01/31)	937	743,026
2.25%, 01/15/31 (Call 10/15/30)	996	805,529
2.90%, 04/01/41 (Call 10/01/40)	1,140	799,497
3.20%, 09/01/24 (Call 07/01/24)(a)	847	821,734
3.25%, 01/15/51 (Call 07/15/50)	882	603,370
3.30%, 07/01/30 (Call 04/01/30)(a)	794	698,292
3.65%, 09/01/27 (Call 06/01/27)	826	770,978
3.70%, 06/15/26 (Call 03/15/26)	1,183	1,126,799
3.80%, 02/15/28 (Call 11/15/27)	1,220	1,138,122
4.00%, 03/01/27 (Call 12/01/26)	592	565,223
4.45%, 02/15/26 (Call 11/15/25)	1,242	1,214,145
4.75%, 05/15/47 (Call 11/15/46)	326	283,662
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	409	372,211
2.50%, 07/15/31 (Call 04/15/31)	585	477,327
2.90%, 03/15/27 (Call 02/15/27)	390	356,407
3.10%, 11/15/29 (Call 08/15/29)(a)	1,048	919,800
4.00%, 11/15/49 (Call 05/15/49)	462	356,660
4.15%, 07/01/50 (Call 01/01/50)	511	405,106
4.30%, 02/15/29 (Call 11/15/28)(a)	692	659,713
5.20%, 02/15/49 (Call 08/15/48)(a)	348	318,311
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	420	319,799
2.25%, 12/15/28 (Call 10/15/28)	337	278,282
2.50%, 02/15/32 (Call 11/15/31)	580	446,204
3.00%, 02/15/30 (Call 11/15/29)	531	445,768
3.13%, 09/01/26 (Call 06/01/26)	387	357,171
4.00%, 11/15/25 (Call 08/15/25)(a)	531	511,927
4.38%, 02/15/29 (Call 11/15/28)	460	429,168
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	917	831,605
3.70%, 08/15/27 (Call 05/15/27)	1,272	1,186,574
4.45%, 07/15/28 (Call 04/15/28)(a)	680	648,362
5.55%, 01/15/28 (Call 12/15/27)(a)	1,155	1,158,416
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	50	36,660
3.75%, 08/15/29 (Call 05/15/29)	400	315,201

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/25 (Call 01/01/25)	$200	$188,258
4.50%, 06/01/27 (Call 03/01/27)	300	260,237
4.75%, 12/15/26 (Call 09/15/26)	300	267,587
4.95%, 04/15/28 (Call 01/15/28)	300	260,272
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,039	926,983
1.25%, 07/15/25 (Call 06/15/25)	382	345,017
1.45%, 05/15/26 (Call 04/15/26)	385	339,359
1.55%, 03/15/28 (Call 01/15/28)	641	532,928
1.80%, 07/15/27 (Call 05/15/27)	645	554,559
2.00%, 05/15/28 (Call 03/15/28)	540	454,156
2.15%, 07/15/30 (Call 04/15/30)(a)	1,075	861,191
2.50%, 05/15/31 (Call 02/15/31)	1,496	1,204,782
2.63%, 11/18/24 (Call 10/18/24)	889	846,217
2.90%, 11/18/26 (Call 09/18/26)	532	486,263
2.95%, 09/15/51 (Call 03/15/51)(a)	467	298,110
3.00%, 07/15/50 (Call 01/15/50)(a)	496	321,236
3.20%, 11/18/29 (Call 08/18/29)(a)	1,604	1,406,389
3.40%, 02/15/52 (Call 08/15/51)(a)	412	289,675
3.90%, 04/15/32 (Call 01/15/32)	360	320,941
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	735	576,118
2.50%, 02/15/30 (Call 11/15/29)	575	481,672
2.85%, 11/01/26 (Call 08/01/26)	590	546,810
3.00%, 07/01/29 (Call 04/01/29)	715	627,499
3.25%, 08/01/27 (Call 05/01/27)	240	221,238
3.38%, 06/01/25 (Call 03/01/25)	100	96,218
3.50%, 03/01/28 (Call 12/01/27)	412	382,364
4.00%, 08/01/47 (Call 02/01/47)(a)	120	94,705
4.15%, 12/01/28 (Call 09/01/28)	598	564,092
4.50%, 07/01/44 (Call 01/01/44)	719	624,701
4.50%, 06/01/45 (Call 12/01/44)	695	597,031
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	920	689,389
1.70%, 03/01/28 (Call 01/01/28)	220	182,773
2.55%, 06/15/31 (Call 03/15/31)	155	123,983
2.65%, 03/15/32 (Call 12/15/31)(a)	468	372,435
2.65%, 09/01/50 (Call 03/01/50)(a)	255	147,888
3.00%, 01/15/30 (Call 10/15/29)	537	455,248
3.38%, 04/15/26 (Call 01/15/26)	468	440,774
3.50%, 04/01/25 (Call 01/01/25)	675	651,281
3.63%, 05/01/27 (Call 02/01/27)(a)	426	399,943
3.88%, 05/01/24 (Call 02/01/24)	305	298,460
4.00%, 03/01/29 (Call 12/01/28)(a)	751	687,761
4.50%, 03/15/48 (Call 09/15/47)	350	286,823
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	610	463,979
2.55%, 06/01/31 (Call 03/01/31)	670	528,174
3.90%, 04/01/29 (Call 02/01/29)(a)	85	76,575
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	1,272	1,126,382
3.20%, 06/15/29 (Call 03/15/29)	310	270,728
3.25%, 07/15/27 (Call 04/15/27)	555	508,358
3.50%, 06/01/30 (Call 03/01/30)	609	527,586
3.63%, 08/01/46 (Call 02/01/46)	494	332,432
3.95%, 01/15/24 (Call 10/15/23)	305	300,824
4.50%, 12/01/44 (Call 06/01/44)	1,027	819,916
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	690	544,854
3.35%, 09/01/24 (Call 08/01/24)	440	420,207
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/30 (Call 10/15/29)	$832	$721,785
4.00%, 01/15/31 (Call 10/15/30)	663	563,437
5.25%, 06/01/25 (Call 03/01/25)	951	931,361
5.30%, 01/15/29 (Call 10/15/28)	680	639,302
5.38%, 04/15/26 (Call 01/15/26)	874	847,247
5.75%, 06/01/28 (Call 03/03/28)(a)	670	647,459
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	110	91,048
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	655	595,802
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	617	468,660
2.05%, 03/15/31 (Call 12/15/30)	208	150,377
2.40%, 03/15/30 (Call 12/15/29)	845	667,384
3.50%, 08/01/26 (Call 05/01/26)	612	572,931
3.63%, 01/15/28 (Call 10/15/27)	466	415,062
3.75%, 07/01/27 (Call 04/01/27)	776	721,414
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	639	536,275
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	423	365,485
2.13%, 12/01/28 (Call 10/01/28)	747	629,547
2.88%, 01/15/31 (Call 10/15/30)(a)	493	417,233
3.00%, 01/15/30 (Call 10/15/29)	1,076	929,416
3.25%, 07/15/26 (Call 05/15/26)(a)	520	491,349
3.40%, 02/01/25 (Call 11/01/24)(a)	303	292,523
3.50%, 07/15/29 (Call 04/15/29)	545	488,849
4.00%, 06/01/25 (Call 03/01/25)(a)	462	450,226
6.75%, 02/01/41 (Call 08/01/40)	487	514,388
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	515	393,390
3.05%, 02/15/30 (Call 11/15/29)	1,098	881,807
3.88%, 03/01/27 (Call 12/01/26)	15	13,882
4.13%, 03/15/28 (Call 12/15/27)(a)	577	524,850
4.20%, 04/15/29 (Call 01/15/29)	524	460,749
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	448	436,621
Series E, 4.00%, 06/15/25 (Call 03/15/25)	695	665,368
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	600	572,159
Series H, 3.38%, 12/15/29 (Call 09/15/29)	1,006	850,877
Series I, 3.50%, 09/15/30 (Call 06/15/30)	146	121,863
Series J, 2.90%, 12/15/31 (Call 09/15/31)	695	540,583
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	754	590,587
3.95%, 11/01/27 (Call 08/01/27)	690	584,968
4.65%, 04/01/29 (Call 01/01/29)(a)	639	556,452
5.95%, 02/15/28 (Call 01/15/28)(a)	45	42,723
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	731	541,143
2.30%, 11/15/28 (Call 09/15/28)	400	330,863
2.70%, 01/15/34 (Call 10/15/33)	500	368,388
4.15%, 04/15/32 (Call 01/15/32)(a)	400	350,668
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	668	483,524
2.65%, 11/15/33 (Call 08/15/33)	690	491,123
3.05%, 02/15/30 (Call 11/15/29)	597	485,709
3.45%, 12/15/24 (Call 09/15/24)	455	432,339
4.25%, 08/15/29 (Call 05/15/29)	1,290	1,148,108
4.38%, 10/01/25 (Call 07/01/25)	460	443,227
4.75%, 12/15/28 (Call 09/15/28)	450	414,211

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	$343	$288,405
2.25%, 12/01/31 (Call 09/01/31)	385	297,401
2.70%, 03/01/24 (Call 01/01/24)	365	353,492
2.70%, 10/01/30 (Call 07/01/30)	823	678,653
2.80%, 10/01/26 (Call 07/01/26)	616	567,076
3.20%, 04/01/32 (Call 01/01/32)(a)	220	184,187
3.25%, 08/15/26 (Call 05/15/26)	1,130	1,044,152
3.30%, 02/01/25 (Call 12/01/24)	739	711,092
3.70%, 10/01/49 (Call 04/01/49)	356	249,680
3.80%, 04/01/27 (Call 01/01/27)	405	379,001
4.13%, 12/01/46 (Call 06/01/46)	463	350,794
4.25%, 04/01/45 (Call 10/01/44)	209	161,990
4.45%, 09/01/47 (Call 03/01/47)	330	261,245
4.60%, 02/01/33 (Call 11/01/32)(a)	350	327,336
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	552	510,128
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	225	215,818
4.75%, 09/15/30 (Call 06/15/30)	510	452,710
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	344	268,039
2.40%, 10/15/31 (Call 07/15/31)	540	416,782
3.88%, 12/15/27 (Call 09/15/27)	653	607,080
4.00%, 06/15/29 (Call 03/15/29)	432	387,370
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	929	877,050
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	433	329,515
2.70%, 09/15/30 (Call 06/15/30)	625	500,114
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	523	452,734
1.70%, 02/15/31 (Call 11/15/30)	427	333,750
2.75%, 03/15/30 (Call 12/15/29)	555	477,328
2.88%, 09/15/51 (Call 03/15/51)	434	278,803
3.60%, 06/01/27 (Call 03/01/27)	275	261,391
3.75%, 06/15/24 (Call 03/15/24)	171	167,123
3.95%, 03/15/29 (Call 12/15/28)	516	484,275
4.00%, 11/15/25 (Call 08/15/25)	85	82,304
4.20%, 06/15/28 (Call 03/15/28)(a)	605	574,386
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	554	401,445
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	674	551,950
3.00%, 04/15/52 (Call 10/15/51)	140	85,335
3.10%, 04/15/50 (Call 10/15/49)	278	175,990
3.50%, 10/15/27 (Call 07/15/27)	325	293,629
3.50%, 04/15/51 (Call 10/15/50)	415	283,610
3.60%, 12/15/26 (Call 09/15/26)	491	459,359
3.90%, 06/15/24 (Call 03/15/24)(a)	264	258,222
4.00%, 11/15/25 (Call 08/15/25)	442	424,832
4.30%, 10/15/28 (Call 07/15/28)(a)	572	534,004
4.80%, 10/15/48 (Call 04/15/48)	442	373,588
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	525	336,161
4.50%, 02/01/25 (Call 11/01/24)	369	326,893
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	1,000	733,241
3.38%, 02/01/31 (Call 11/01/30)	863	674,532
3.63%, 10/01/29 (Call 07/01/29)(a)	593	491,337
4.50%, 01/15/25 (Call 10/15/24)	592	575,746
4.50%, 04/01/27 (Call 01/01/27)	285	265,651
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 01/15/28 (Call 10/15/27)(a)	$565	$521,524
4.95%, 04/01/24 (Call 01/01/24)	415	409,221
5.25%, 01/15/26 (Call 10/15/25)	770	751,645
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	615	456,388
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)(a)	460	361,604
3.95%, 01/15/28 (Call 10/15/27)	985	904,692
4.30%, 03/15/27 (Call 12/15/26)(a)	748	708,726
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	362	258,593
3.15%, 08/15/30 (Call 05/15/30)(a)	281	218,237
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	400,440
1.63%, 03/15/31 (Call 12/15/30)	407	314,005
1.75%, 07/01/30	1,161	926,350
1.75%, 02/01/31	320	251,333
2.13%, 04/15/27 (Call 02/15/27)(a)	571	514,618
2.13%, 10/15/50 (Call 04/15/50)(a)	321	184,449
2.25%, 04/15/30 (Call 01/15/30)	1,006	841,015
2.25%, 01/15/32(a)	555	444,733
2.88%, 11/15/29	903	789,530
3.00%, 04/15/50 (Call 10/15/49)(a)	391	267,362
3.05%, 03/01/50	537	372,993
3.25%, 06/30/26	580	551,552
3.25%, 10/01/26 (Call 07/01/26)	563	531,683
3.38%, 12/15/27(a)	334	314,425
3.88%, 09/15/28 (Call 06/15/28)	265	251,627
4.00%, 09/15/28	884	846,106
4.38%, 02/01/29 (Call 11/01/28)(a)	334	322,497
4.38%, 09/15/48 (Call 03/15/48)	370	319,726
4.63%, 01/15/33 (Call 10/15/32)(a)	385	376,662
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	726	642,189
1.50%, 11/09/26 (Call 10/09/26)	712	638,660
1.85%, 05/01/28 (Call 03/01/28)	612	526,611
1.95%, 11/09/28 (Call 09/09/28)	605	520,542
2.25%, 11/09/31 (Call 08/09/31)	425	343,710
2.30%, 05/01/31 (Call 02/01/31)(a)	705	583,196
3.09%, 09/15/27 (Call 06/15/27)	656	613,974
3.39%, 05/01/29 (Call 02/01/29)	680	623,923
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	352	287,053
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	450	391,274
1.80%, 03/15/33 (Call 12/15/32)(a)	495	360,398
2.20%, 06/15/28 (Call 04/15/28)	712	610,627
2.85%, 12/15/32 (Call 09/15/32)(a)	752	617,029
3.00%, 01/15/27 (Call 10/15/26)	701	650,107
3.10%, 12/15/29 (Call 09/15/29)	470	410,458
3.25%, 06/15/29 (Call 03/15/29)	491	438,689
3.25%, 01/15/31 (Call 10/15/30)	725	633,304
3.40%, 01/15/28 (Call 11/15/27)	713	659,453
3.65%, 01/15/28 (Call 10/15/27)	437	409,501
3.88%, 07/15/24 (Call 04/15/24)	388	380,456
3.88%, 04/15/25 (Call 02/15/25)	603	590,227
3.95%, 08/15/27 (Call 05/15/27)	763	731,874
4.13%, 10/15/26 (Call 07/15/26)	594	577,426
4.60%, 02/06/24 (Call 11/06/23)	310	308,464
4.63%, 11/01/25 (Call 09/01/25)	868	864,001
4.65%, 03/15/47 (Call 09/15/46)(a)	416	372,637

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$520	$522,585
5.63%, 10/13/32 (Call 07/13/32)(a)	415	428,789
5.88%, 03/15/35(a)	200	203,340
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	731	614,908
3.60%, 02/01/27 (Call 11/01/26)	513	482,327
3.70%, 06/15/30 (Call 03/15/30)	463	404,717
3.90%, 11/01/25 (Call 08/01/25)	720	682,986
4.13%, 03/15/28 (Call 12/15/27)	302	281,366
4.40%, 02/01/47 (Call 08/01/46)	398	313,402
4.65%, 03/15/49 (Call 09/15/48)	190	153,368
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	155	147,938
5.00%, 12/15/23 (Call 09/15/23)(a)	150	148,044
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	1,140	891,996
2.15%, 09/01/31 (Call 06/01/31)	590	455,526
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	480	359,924
3.90%, 10/15/29 (Call 07/15/29)	687	567,422
5.13%, 08/15/26 (Call 05/15/26)(a)	781	736,989
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	455	353,078
2.85%, 01/15/32 (Call 08/15/31)	205	157,463
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	855	800,766
3.50%, 02/12/25 (Call 11/14/24)(b)	652	623,201
3.63%, 01/28/26 (Call 12/28/25)(b)	1,126	1,054,249
3.75%, 03/23/27 (Call 12/23/26)(b)	845	776,883
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,100	983,757
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	1,311	1,154,237
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	399	322,429
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	685	597,653
1.75%, 02/01/28 (Call 11/01/27)	505	430,982
2.00%, 09/13/24 (Call 06/13/24)	1,045	989,850
2.20%, 02/01/31 (Call 11/01/30)(a)	685	544,455
2.25%, 01/15/32 (Call 10/15/31)	735	571,922
2.45%, 09/13/29 (Call 06/13/29)	1,289	1,083,672
2.65%, 07/15/30 (Call 04/15/30)(a)	759	639,077
2.65%, 02/01/32 (Call 12/01/31)(a)	741	594,185
3.25%, 11/30/26 (Call 08/30/26)	739	695,219
3.25%, 09/13/49 (Call 03/13/49)(a)	787	523,857
3.30%, 01/15/26 (Call 10/15/25)	535	510,190
3.38%, 10/01/24 (Call 07/01/24)(a)	934	905,452
3.38%, 06/15/27 (Call 03/15/27)	854	801,019
3.38%, 12/01/27 (Call 09/01/27)(a)	722	671,001
3.50%, 09/01/25 (Call 06/01/25)	1,207	1,161,041
3.75%, 02/01/24 (Call 11/01/23)	342	336,874
3.80%, 07/15/50 (Call 01/15/50)	557	410,645
4.25%, 10/01/44 (Call 04/01/44)	366	290,587
4.25%, 11/30/46 (Call 05/30/46)	400	316,342
4.75%, 03/15/42 (Call 09/15/41)	368	317,907
6.75%, 02/01/40 (Call 11/01/39)(a)	1,034	1,112,094
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	848	800,205
4.25%, 02/01/26 (Call 11/01/25)	318	302,342
4.70%, 06/01/27 (Call 03/01/27)	737	692,720
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	$335	$272,324
2.70%, 02/15/32 (Call 11/15/31)	421	314,758
3.20%, 01/15/27 (Call 11/15/26)	415	369,098
3.20%, 02/15/31 (Call 11/15/30)(a)	435	345,375
3.40%, 01/15/30 (Call 10/15/29)(a)	461	381,632
4.00%, 07/15/29 (Call 04/15/29)	741	646,711
4.45%, 09/15/26 (Call 06/15/26)(a)	517	494,024
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	405	304,699
2.75%, 11/18/30 (Call 08/18/30)	245	191,052
4.50%, 03/15/28 (Call 12/15/27)	585	532,711
4.63%, 03/15/29 (Call 12/15/28)(a)	416	380,962
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	350	287,936
2.70%, 07/15/31 (Call 04/15/31)	833	648,121
4.20%, 04/15/32 (Call 01/15/32)(a)	645	556,484
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	530	379,062
3.13%, 09/01/26 (Call 06/01/26)(a)	161	145,323
3.88%, 07/15/27 (Call 04/15/27)(a)	250	227,230
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	320	265,447
6.39%, 01/15/50 (Call 07/28/49)(b)	600	452,564
6.95%, 01/30/44 (Call 07/30/43)(b)	605	478,030
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	323	230,774
2.10%, 08/01/32 (Call 05/01/32)(a)	425	315,609
2.10%, 06/15/33 (Call 03/15/33)(a)	330	239,393
2.95%, 09/01/26 (Call 06/01/26)	267	245,097
3.00%, 08/15/31 (Call 05/15/31)(a)	723	597,801
3.10%, 11/01/34 (Call 08/01/34)	433	338,658
3.20%, 01/15/30 (Call 10/15/29)	482	414,746
3.50%, 07/01/27 (Call 04/01/27)	255	236,649
3.50%, 01/15/28 (Call 10/15/27)	543	493,894
4.40%, 01/26/29 (Call 10/26/28)(a)	348	326,409
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	420	330,742
2.65%, 01/15/25 (Call 12/15/24)	705	665,584
3.00%, 01/15/30 (Call 10/15/29)	599	508,858
3.25%, 10/15/26 (Call 07/15/26)	526	487,042
3.50%, 04/15/24 (Call 03/15/24)	383	372,251
3.50%, 02/01/25 (Call 11/01/24)	728	698,483
3.75%, 05/01/24 (Call 02/01/24)	361	351,914
3.85%, 04/01/27 (Call 01/01/27)	530	499,129
4.00%, 03/01/28 (Call 12/01/27)	545	508,144
4.13%, 01/15/26 (Call 10/15/25)	898	868,201
4.38%, 02/01/45 (Call 08/01/44)	290	228,921
4.40%, 01/15/29 (Call 10/15/28)	818	765,855
4.75%, 11/15/30 (Call 08/15/30)(a)	616	580,916
4.88%, 04/15/49 (Call 10/15/48)	626	531,862
5.70%, 09/30/43 (Call 03/30/43)	386	355,696
VICI Properties LP
4.38%, 05/15/25	160	153,985
4.75%, 02/15/28 (Call 01/15/28)	1,405	1,324,437
4.95%, 02/15/30 (Call 12/15/29)(a)	1,020	964,260
5.13%, 05/15/32 (Call 02/15/32)(a)	1,395	1,308,524
5.63%, 05/15/52 (Call 11/15/51)	665	600,355
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 01/03/23)(a)(b)	1,495	1,407,052

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	$835	$753,228
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	982	861,929
4.13%, 08/15/30 (Call 02/15/25)(b)	1,010	875,123
4.25%, 12/01/26 (Call 01/03/23)(a)(b)	1,340	1,246,442
4.50%, 09/01/26 (Call 06/01/26)(b)	70	65,549
4.50%, 01/15/28 (Call 10/15/27)(b)	320	292,775
4.63%, 06/15/25 (Call 03/15/25)(b)	425	406,709
4.63%, 12/01/29 (Call 12/01/24)(b)	1,255	1,138,753
5.75%, 02/01/27 (Call 11/01/26)(b)	445	431,213
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	478	404,004
3.40%, 06/01/31 (Call 03/01/31)	170	129,592
3.50%, 01/15/25 (Call 11/15/24)	788	734,195
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	920	788,163
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	1,115	920,206
4.13%, 09/20/28 (Call 06/20/28)(b)	311	271,209
4.63%, 09/20/48 (Call 03/20/48)(b)	467	322,570
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	1,054	998,521
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	535	373,561
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	585	478,544
2.70%, 02/15/27 (Call 12/15/26)	688	626,418
2.75%, 01/15/31 (Call 10/15/30)	743	602,704
2.75%, 01/15/32 (Call 10/15/31)	535	424,871
2.80%, 06/01/31 (Call 03/01/31)	615	497,060
3.10%, 01/15/30 (Call 10/15/29)	834	709,041
3.63%, 03/15/24 (Call 02/15/24)	570	558,411
3.85%, 06/15/32 (Call 03/15/32)(a)	495	430,551
4.00%, 06/01/25 (Call 03/01/25)	1,403	1,369,366
4.13%, 03/15/29 (Call 12/15/28)	691	640,509
4.25%, 04/01/26 (Call 01/01/26)	925	899,168
4.25%, 04/15/28 (Call 01/15/28)	687	650,065
4.50%, 01/15/24 (Call 10/15/23)(a)	353	349,730
4.95%, 09/01/48 (Call 03/01/48)	355	300,984
5.13%, 03/15/43 (Call 09/15/42)(a)	440	377,898
6.50%, 03/15/41 (Call 09/15/40)	615	622,067
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	285	239,646
4.00%, 11/15/29 (Call 08/15/29)	772	708,016
4.00%, 04/15/30 (Call 01/15/30)	1,007	914,410
4.00%, 03/09/52 (Call 09/09/51)(a)	845	652,289
6.88%, 12/15/33	525	566,961
6.95%, 10/01/27	195	209,063
7.38%, 03/15/32	899	999,929
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	519	383,599
2.40%, 02/01/31 (Call 11/01/30)(a)	359	285,451
2.45%, 02/01/32 (Call 11/01/31)	240	185,894
3.85%, 07/15/29 (Call 04/15/29)	650	583,477
4.00%, 02/01/25 (Call 11/01/24)	630	612,794
4.25%, 10/01/26 (Call 07/01/26)	411	395,498
4.60%, 04/01/24 (Call 01/01/24)	190	188,853
		257,910,896
Retail — 2.5%
7-Eleven Inc.
0.80%, 02/10/24 (Call 01/03/23)(b)	1,579	1,498,044
0.95%, 02/10/26 (Call 01/10/26)(b)	1,755	1,540,095
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	1,240	1,037,833
Security	Par (000)	Value

Retail (continued)
1.80%, 02/10/31 (Call 11/10/30)(b)	$2,090	$1,614,092
2.50%, 02/10/41 (Call 08/10/40)(b)	692	462,873
2.80%, 02/10/51 (Call 08/02/50)(b)	1,006	627,484
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	805	679,783
3.50%, 03/15/32 (Call 12/15/31)(a)	775	642,873
3.90%, 04/15/30 (Call 01/15/30)(a)	703	619,800
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	989	842,848
3.44%, 05/13/41 (Call 11/13/40)(b)	1,005	725,468
3.55%, 07/26/27 (Call 04/26/27)(b)	943	869,853
3.63%, 05/13/51 (Call 11/13/50)(b)	335	229,605
3.80%, 01/25/50 (Call 07/25/49)(b)	378	269,766
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	460	366,191
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	365	291,722
2.40%, 08/01/31 (Call 05/01/31)	804	590,932
3.50%, 11/15/24 (Call 09/15/24)	690	661,053
3.80%, 11/15/27 (Call 08/15/27)	705	637,544
3.85%, 03/01/32 (Call 12/01/31)	680	560,752
4.50%, 10/01/25 (Call 07/01/25)	950	926,293
4.75%, 06/01/30 (Call 03/01/30)	480	432,242
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	951	737,789
3.13%, 04/18/24 (Call 03/18/24)	348	339,018
3.13%, 04/21/26 (Call 01/21/26)(a)	460	437,183
3.25%, 04/15/25 (Call 01/15/25)	671	645,150
3.63%, 04/15/25 (Call 03/15/25)	723	703,114
3.75%, 06/01/27 (Call 03/01/27)	968	926,948
3.75%, 04/18/29 (Call 01/18/29)	753	697,780
4.00%, 04/15/30 (Call 01/15/30)	240	224,427
4.75%, 08/01/32 (Call 05/01/32)	530	519,784
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	922	727,099
4.45%, 10/01/28 (Call 07/01/28)(a)	1,062	1,024,838
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	550	391,319
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	255	188,055
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,350	1,195,537
1.60%, 04/20/30 (Call 01/20/30)	1,464	1,209,788
1.75%, 04/20/32 (Call 01/20/32)	714	574,576
2.75%, 05/18/24 (Call 03/18/24)	1,063	1,038,078
3.00%, 05/18/27 (Call 02/18/27)	1,201	1,144,488
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	965	922,634
4.55%, 02/15/48 (Call 08/15/47)	246	189,924
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	815	648,653
4.10%, 01/15/52 (Call 07/15/51)(a)	955	647,365
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	990	898,765
3.88%, 04/15/27 (Call 01/15/27)	737	709,410
4.13%, 05/01/28 (Call 02/01/28)	961	920,649
4.13%, 04/03/50 (Call 10/03/49)	1,225	1,021,362
4.15%, 11/01/25 (Call 08/01/25)	979	958,595
4.63%, 11/01/27 (Call 10/01/27)(a)	450	446,378
5.00%, 11/01/32 (Call 08/01/32)(a)	90	89,647
5.50%, 11/01/52 (Call 05/01/52)(a)	75	75,986

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	$1,060	$865,349
3.38%, 12/01/51 (Call 06/01/51)	335	229,289
4.00%, 05/15/25 (Call 03/15/25)	1,354	1,326,619
4.20%, 05/15/28 (Call 02/15/28)	1,846	1,763,083
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	400	313,808
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	617	575,812
1.88%, 11/01/30 (Call 08/01/30)	563	433,477
2.75%, 02/01/32 (Call 11/01/31)	734	593,248
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	610	511,049
1.38%, 03/15/31 (Call 12/15/30)	1,635	1,282,764
1.50%, 09/15/28 (Call 07/15/28)(a)	567	486,035
1.88%, 09/15/31 (Call 06/15/31)	1,230	997,063
2.13%, 09/15/26 (Call 06/15/26)	1,053	970,258
2.38%, 03/15/51 (Call 09/15/50)	1,340	834,821
2.50%, 04/15/27 (Call 02/15/27)(a)	800	741,964
2.70%, 04/15/25 (Call 03/15/25)	185	177,806
2.70%, 04/15/30 (Call 01/15/30)	1,618	1,431,842
2.75%, 09/15/51 (Call 03/15/51)	610	413,650
2.80%, 09/14/27 (Call 06/14/27)	1,005	940,558
2.88%, 04/15/27 (Call 03/15/27)	677	635,220
2.95%, 06/15/29 (Call 03/15/29)	2,367	2,159,707
3.00%, 04/01/26 (Call 01/01/26)	2,017	1,932,043
3.13%, 12/15/49 (Call 06/15/49)	1,308	957,486
3.25%, 04/15/32 (Call 01/15/32)	1,300	1,173,297
3.30%, 04/15/40 (Call 10/15/39)	911	737,614
3.35%, 09/15/25 (Call 06/15/25)	1,164	1,131,079
3.35%, 04/15/50 (Call 10/15/49)	1,767	1,340,352
3.50%, 09/15/56 (Call 03/15/56)(a)	680	513,438
3.63%, 04/15/52 (Call 10/15/51)	1,565	1,241,429
3.75%, 02/15/24 (Call 11/15/23)	678	671,754
3.90%, 12/06/28 (Call 09/06/28)	1,267	1,229,501
3.90%, 06/15/47 (Call 12/15/46)	994	838,966
4.00%, 09/15/25 (Call 08/15/25)	185	183,448
4.20%, 04/01/43 (Call 10/01/42)	768	687,748
4.25%, 04/01/46 (Call 10/01/45)	1,514	1,341,364
4.40%, 03/15/45 (Call 09/15/44)	810	737,796
4.50%, 09/15/32 (Call 06/15/32)	340	337,621
4.50%, 12/06/48 (Call 06/06/48)	1,420	1,311,972
4.88%, 02/15/44 (Call 08/15/43)	804	780,092
4.95%, 09/15/52 (Call 03/15/52)(a)	405	400,787
5.40%, 09/15/40 (Call 03/15/40)(a)	1,275	1,325,486
5.88%, 12/16/36	3,253	3,534,917
5.95%, 04/01/41 (Call 10/01/40)	1,736	1,898,017
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	323	213,757
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,210	1,019,289
1.70%, 09/15/28 (Call 07/15/28)	585	497,662
1.70%, 10/15/30 (Call 07/15/30)	1,294	1,027,577
2.50%, 04/15/26 (Call 01/15/26)	849	796,300
2.63%, 04/01/31 (Call 01/01/31)	1,250	1,049,528
2.80%, 09/15/41 (Call 03/15/41)	930	656,834
3.00%, 10/15/50 (Call 04/15/50)(a)	1,317	884,255
3.10%, 05/03/27 (Call 02/03/27)	1,435	1,347,563
3.13%, 09/15/24 (Call 06/15/24)(a)	649	630,896
3.35%, 04/01/27 (Call 03/01/27)(a)	1,085	1,029,629
3.38%, 09/15/25 (Call 06/15/25)	980	944,383
3.50%, 04/01/51 (Call 10/01/50)	655	471,751
Security	Par (000)	Value

Retail (continued)
3.65%, 04/05/29 (Call 01/05/29)(a)	$1,207	$1,127,658
3.70%, 04/15/46 (Call 10/15/45)	1,192	913,344
3.75%, 04/01/32 (Call 01/01/32)(a)	1,415	1,288,940
4.00%, 04/15/25 (Call 03/15/25)	1,556	1,533,553
4.05%, 05/03/47 (Call 11/03/46)	1,496	1,205,444
4.25%, 04/01/52 (Call 10/01/51)(a)	1,480	1,208,058
4.38%, 09/15/45 (Call 03/15/45)	652	543,328
4.40%, 09/08/25	52	51,631
4.45%, 04/01/62 (Call 10/01/61)	1,060	856,820
4.50%, 04/15/30 (Call 01/15/30)	1,257	1,223,002
4.55%, 04/05/49 (Call 10/05/48)	635	544,178
4.65%, 04/15/42 (Call 10/15/41)(a)	449	403,071
5.00%, 04/15/33 (Call 01/15/33)(a)	420	417,607
5.00%, 04/15/40 (Call 10/15/39)	345	325,060
5.00%, 09/15/43 (Call 03/15/43)(a)	271	249,994
5.13%, 04/15/50 (Call 10/15/49)	645	605,227
5.50%, 10/15/35(a)	690	695,429
5.63%, 04/15/53 (Call 10/15/52)(a)	1,510	1,510,676
5.80%, 10/15/36	180	177,969
5.80%, 09/15/62 (Call 03/15/62)	900	891,815
6.50%, 03/15/29(a)	470	509,268
6.88%, 02/15/28	270	297,350
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	532	491,357
2.13%, 03/01/30 (Call 12/01/29)	1,022	867,321
2.63%, 09/01/29 (Call 06/01/29)	831	734,191
3.25%, 06/10/24	429	420,885
3.30%, 07/01/25 (Call 06/01/25)	913	887,980
3.38%, 05/26/25 (Call 02/26/25)	813	791,444
3.50%, 03/01/27 (Call 12/01/26)	929	893,666
3.50%, 07/01/27 (Call 05/01/27)	707	676,289
3.60%, 07/01/30 (Call 04/01/30)	754	704,841
3.63%, 05/01/43(a)	560	444,623
3.63%, 09/01/49 (Call 03/01/49)	1,771	1,373,057
3.70%, 01/30/26 (Call 10/30/25)	1,583	1,552,207
3.70%, 02/15/42	700	568,571
3.80%, 04/01/28 (Call 01/01/28)	833	803,920
4.20%, 04/01/50 (Call 10/01/49)(a)	614	524,677
4.45%, 03/01/47 (Call 09/01/46)	1,035	920,457
4.45%, 09/01/48 (Call 03/01/48)	593	526,285
4.60%, 09/09/32 (Call 06/09/32)	145	144,084
4.60%, 05/26/45 (Call 11/26/44)	275	249,159
4.70%, 12/09/35 (Call 06/09/35)	1,337	1,295,572
4.88%, 07/15/40	665	630,616
4.88%, 12/09/45 (Call 06/09/45)	1,180	1,109,130
5.15%, 09/09/52 (Call 03/09/52)	735	725,360
5.70%, 02/01/39	676	702,893
6.30%, 10/15/37	902	1,001,258
6.30%, 03/01/38	605	666,491
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	345	267,779
3.55%, 03/15/26 (Call 12/15/25)(a)	659	637,506
3.60%, 09/01/27 (Call 06/01/27)	830	788,789
3.90%, 06/01/29 (Call 03/01/29)	571	534,188
4.20%, 04/01/30 (Call 01/01/30)	487	461,473
4.35%, 06/01/28 (Call 03/01/28)(a)	532	516,466
4.70%, 06/15/32 (Call 03/15/32)	720	703,133
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	827	727,412
1.88%, 04/15/31 (Call 01/15/31)(a)	588	464,307

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/24 (Call 06/15/24)(a)	$522	$506,276
4.60%, 04/15/25 (Call 03/15/25)	863	859,068
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	618	555,159
2.25%, 03/12/30 (Call 12/12/29)	835	706,368
2.45%, 06/15/26 (Call 03/15/26)(a)	651	608,616
2.55%, 11/15/30 (Call 08/15/30)	1,274	1,088,966
3.00%, 02/14/32 (Call 11/14/31)(a)	815	707,138
3.35%, 03/12/50 (Call 09/12/49)	392	284,691
3.50%, 03/01/28 (Call 12/01/27)(a)	619	589,178
3.50%, 11/15/50 (Call 05/15/50)	1,097	822,027
3.55%, 08/15/29 (Call 05/15/29)(a)	983	923,961
3.75%, 12/01/47 (Call 06/01/47)	535	419,121
3.80%, 08/15/25 (Call 06/15/25)(a)	1,167	1,151,455
4.00%, 11/15/28 (Call 08/15/28)(a)	935	900,402
4.30%, 06/15/45 (Call 12/15/44)(a)	325	281,546
4.45%, 08/15/49 (Call 02/15/49)(a)	927	812,551
4.50%, 11/15/48 (Call 05/15/48)	959	845,801
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	855	781,599
2.25%, 04/15/25 (Call 03/15/25)	1,755	1,669,115
2.35%, 02/15/30 (Call 11/15/29)	1,140	975,710
2.50%, 04/15/26	1,268	1,195,029
2.65%, 09/15/30 (Call 06/15/30)	775	670,947
2.95%, 01/15/52 (Call 07/15/51)	850	600,433
3.38%, 04/15/29 (Call 01/15/29)	729	676,473
3.50%, 07/01/24	946	930,898
3.63%, 04/15/46	515	412,211
3.90%, 11/15/47 (Call 05/15/47)	622	519,887
4.00%, 07/01/42	1,567	1,379,710
4.50%, 09/15/32 (Call 06/15/32)(a)	330	322,697
6.35%, 11/01/32(a)	249	277,736
6.50%, 10/15/37	780	879,944
7.00%, 01/15/38	455	538,088
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	445	399,746
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	525	440,818
1.60%, 05/15/31 (Call 02/15/31)	560	439,072
2.25%, 09/15/26 (Call 06/15/26)	1,330	1,233,567
3.88%, 04/15/30 (Call 01/15/30)	392	370,160
4.50%, 04/15/50 (Call 10/15/49)	476	435,822
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	935	726,902
Walgreen Co., 4.40%, 09/15/42(a)	150	117,379
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	620	538,617
3.45%, 06/01/26 (Call 03/01/26)	405	387,802
4.10%, 04/15/50 (Call 10/15/49)(a)	691	519,169
4.50%, 11/18/34 (Call 05/18/34)	100	88,913
4.65%, 06/01/46 (Call 12/01/45)(a)	300	242,099
4.80%, 11/18/44 (Call 05/18/44)	300	256,649
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	349	310,109
2.50%, 09/22/41 (Call 03/22/41)	2,865	2,139,289
2.65%, 12/15/24 (Call 10/15/24)(a)	305	293,815
2.65%, 09/22/51 (Call 03/22/51)(a)	3,380	2,386,014
2.85%, 07/08/24 (Call 06/08/24)	540	526,482
2.95%, 09/24/49 (Call 03/24/49)	743	555,637
3.05%, 07/08/26 (Call 05/08/26)(a)	325	314,389
3.25%, 07/08/29 (Call 04/08/29)(a)	425	400,568
3.30%, 04/22/24 (Call 01/22/24)	1,460	1,435,768
Security	Par (000)	Value

Retail (continued)
3.55%, 06/26/25 (Call 04/26/25)(a)	$600	$591,894
3.63%, 12/15/47 (Call 06/15/47)	250	211,858
3.70%, 06/26/28 (Call 03/26/28)(a)	477	466,487
3.95%, 06/28/38 (Call 12/28/37)	1,475	1,370,497
4.05%, 06/29/48 (Call 12/29/47)	1,865	1,687,591
4.15%, 09/09/32 (Call 06/09/32)	620	612,784
4.30%, 04/22/44 (Call 10/22/43)(a)	70	65,160
4.50%, 09/09/52 (Call 03/09/52)	430	418,334
4.88%, 07/08/40	55	54,745
5.00%, 10/25/40(a)	630	643,902
5.25%, 09/01/35	1,455	1,551,306
5.63%, 04/01/40	475	516,619
5.63%, 04/15/41(a)	150	164,175
6.20%, 04/15/38	290	335,141
6.50%, 08/15/37	375	450,417
7.55%, 02/15/30(a)	690	834,892
		178,754,736
Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	1,090	1,032,777
1.50%, 10/13/26(b)	1,051	911,872
2.97%, 02/16/28 (Call 02/16/27)(b)(c)	355	311,002
3.90%, 07/21/25(b)	957	925,438
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)(c)	965	838,871
4.00%, 09/14/26(b)	840	767,263
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	1,052	936,565
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	1,435	1,298,826
		7,022,614
Semiconductors — 2.1%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	925	872,560
4.39%, 06/01/52 (Call 12/01/51)	490	434,477
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	605	517,900
2.10%, 10/01/31 (Call 07/01/31)	1,055	864,054
2.80%, 10/01/41 (Call 04/01/41)	672	505,800
2.95%, 04/01/25 (Call 03/01/25)	563	542,975
2.95%, 10/01/51 (Call 04/01/51)	1,720	1,224,927
3.45%, 06/15/27	624	593,185
3.50%, 12/05/26 (Call 09/05/26)	799	766,506
4.25%, 10/01/32 (Call 07/01/32)	85	80,603
5.30%, 12/15/45 (Call 06/15/45)	285	288,429
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	600	495,603
2.75%, 06/01/50 (Call 12/01/49)(a)	372	261,637
3.30%, 04/01/27 (Call 01/01/27)	1,144	1,100,288
3.90%, 10/01/25 (Call 07/01/25)	830	817,709
4.35%, 04/01/47 (Call 10/01/46)	654	602,100
5.10%, 10/01/35 (Call 04/01/35)(a)	1,308	1,341,719
5.85%, 06/15/41	980	1,079,445
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	355	343,426
3.50%, 01/15/28 (Call 10/15/27)	1,109	1,014,546
3.63%, 01/15/24 (Call 11/15/23)	415	407,736
3.88%, 01/15/27 (Call 10/15/26)	3,017	2,856,131
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	880	743,780
2.45%, 02/15/31 (Call 11/15/30)(b)	2,260	1,783,060

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.60%, 02/15/33 (Call 11/15/32)(b)	$1,245	$940,735
3.14%, 11/15/35 (Call 08/15/35)(b)	2,463	1,825,278
3.15%, 11/15/25 (Call 10/15/25)	1,456	1,385,451
3.19%, 11/15/36 (Call 08/15/36)(b)	1,520	1,107,033
3.42%, 04/15/33 (Call 01/15/33)(b)	3,140	2,551,345
3.46%, 09/15/26 (Call 07/15/26)	715	675,307
3.47%, 04/15/34 (Call 01/15/34)(b)	3,200	2,540,515
3.50%, 02/15/41 (Call 08/15/40)(b)	2,914	2,107,805
3.63%, 10/15/24 (Call 09/15/24)	667	649,661
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,822	1,285,800
4.00%, 04/15/29 (Call 02/15/29)(b)	1,010	921,370
4.11%, 09/15/28 (Call 06/15/28)	145	135,484
4.15%, 11/15/30 (Call 08/15/30)	1,352	1,214,285
4.15%, 04/15/32 (Call 01/15/32)(a)(b)	1,070	943,356
4.30%, 11/15/32 (Call 08/15/32)	1,919	1,706,372
4.75%, 04/15/29 (Call 01/15/29)	200	191,546
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	4,856	4,261,105
5.00%, 04/15/30 (Call 01/15/30)(a)	340	325,634
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(b)	780	705,966
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	400	340,948
2.00%, 08/12/31 (Call 05/12/31)(a)	515	413,558
2.45%, 11/15/29 (Call 08/15/29)	1,992	1,717,806
2.60%, 05/19/26 (Call 02/19/26)	1,033	973,121
2.70%, 06/17/24 (Call 04/17/24)(a)	60	58,228
2.80%, 08/12/41 (Call 02/12/41)	881	625,445
2.88%, 05/11/24 (Call 03/11/24)	1,068	1,042,351
3.05%, 08/12/51 (Call 02/12/51)	1,120	761,178
3.10%, 02/15/60 (Call 08/15/59)	1,108	710,753
3.15%, 05/11/27 (Call 02/11/27)	739	701,972
3.20%, 08/12/61 (Call 02/12/61)	870	567,099
3.25%, 11/15/49 (Call 05/15/49)	1,949	1,367,517
3.40%, 03/25/25 (Call 02/25/25)	2,338	2,281,542
3.70%, 07/29/25 (Call 04/29/25)	1,961	1,923,161
3.73%, 12/08/47 (Call 06/08/47)	2,731	2,097,818
3.75%, 03/25/27 (Call 01/25/27)(a)	1,047	1,018,520
3.75%, 08/05/27 (Call 07/05/27)	622	600,506
3.90%, 03/25/30 (Call 12/25/29)	1,251	1,180,519
4.00%, 08/05/29 (Call 06/05/29)	520	496,955
4.00%, 12/15/32(a)	693	647,203
4.10%, 05/19/46 (Call 11/19/45)	1,136	941,815
4.10%, 05/11/47 (Call 11/11/46)	982	806,911
4.15%, 08/05/32 (Call 05/05/32)(a)	535	504,765
4.25%, 12/15/42(a)	323	278,293
4.60%, 03/25/40 (Call 09/25/39)	563	520,252
4.75%, 03/25/50 (Call 09/25/49)	2,095	1,884,532
4.80%, 10/01/41	825	772,100
4.90%, 07/29/45 (Call 01/29/45)(a)	356	334,197
4.90%, 08/05/52 (Call 02/05/52)	1,770	1,615,445
4.95%, 03/25/60 (Call 09/25/59)(a)	776	703,534
5.05%, 08/05/62 (Call 02/05/62)	975	885,828
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	345	258,439
4.10%, 03/15/29 (Call 12/15/28)	968	942,542
4.65%, 11/01/24 (Call 08/01/24)	435	433,483
4.65%, 07/15/32 (Call 04/15/32)(a)	1,100	1,088,321
4.95%, 07/15/52 (Call 01/15/52)	1,205	1,160,791
5.00%, 03/15/49 (Call 09/15/48)	477	457,014
5.25%, 07/15/62 (Call 01/15/62)	865	871,384
5.65%, 11/01/34 (Call 07/01/34)	413	419,707
Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	$988	$813,325
2.88%, 06/15/50 (Call 12/15/49)(a)	733	513,241
3.13%, 06/15/60 (Call 12/15/59)	1,036	699,131
3.75%, 03/15/26 (Call 01/15/26)	896	874,959
3.80%, 03/15/25 (Call 12/15/24)	418	411,044
4.00%, 03/15/29 (Call 12/15/28)(a)	1,160	1,117,891
4.88%, 03/15/49 (Call 09/15/48)	370	359,200
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	680	600,429
2.45%, 04/15/28 (Call 02/15/28)	770	653,349
2.95%, 04/15/31 (Call 01/15/31)(a)	915	747,660
4.88%, 06/22/28 (Call 03/22/28)(a)	748	718,568
Microchip Technology Inc.
0.97%, 02/15/24	1,114	1,054,035
0.98%, 09/01/24	651	601,916
4.25%, 09/01/25 (Call 01/03/23)	1,620	1,575,874
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,233	953,166
3.37%, 11/01/41 (Call 05/01/41)	644	448,579
3.48%, 11/01/51 (Call 05/01/51)	465	308,366
4.19%, 02/15/27 (Call 12/15/26)	922	881,480
4.66%, 02/15/30 (Call 11/15/29)	948	875,868
4.98%, 02/06/26 (Call 12/06/25)	551	544,907
5.33%, 02/06/29 (Call 11/06/28)	817	794,152
6.75%, 11/01/29 (Call 09/01/29)	600	624,798
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	1,011	950,480
1.55%, 06/15/28 (Call 04/15/28)	1,427	1,225,609
2.00%, 06/15/31 (Call 03/15/31)	1,530	1,243,905
2.85%, 04/01/30 (Call 01/01/30)	1,290	1,137,952
3.20%, 09/16/26 (Call 06/16/26)	931	894,495
3.50%, 04/01/40 (Call 10/01/39)	867	721,911
3.50%, 04/01/50 (Call 10/01/49)	1,604	1,243,230
3.70%, 04/01/60 (Call 10/01/59)	624	472,633
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	661	654,520
5.35%, 03/01/26 (Call 01/01/26)	724	720,407
5.55%, 12/01/28 (Call 09/01/28)(a)	656	658,168
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	943	746,312
2.65%, 02/15/32 (Call 11/15/31)	973	763,925
2.70%, 05/01/25 (Call 04/01/25)	342	321,158
3.13%, 02/15/42 (Call 08/15/41)(a)	775	534,163
3.15%, 05/01/27 (Call 03/01/27)	407	368,642
3.25%, 05/11/41 (Call 11/11/40)	1,050	751,296
3.25%, 11/30/51 (Call 05/30/51)	560	358,022
3.40%, 05/01/30 (Call 02/01/30)	913	793,893
3.88%, 06/18/26 (Call 04/18/26)	711	675,525
4.30%, 06/18/29 (Call 03/18/29)	1,049	977,443
4.40%, 06/01/27 (Call 05/01/27)	365	348,968
5.00%, 01/15/33 (Call 10/15/32)	1,209	1,149,437
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	750	687,341
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	862	691,117
4.38%, 10/15/29 (Call 10/15/24)	990	878,546
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,162	987,318
1.65%, 05/20/32 (Call 02/20/32)	1,411	1,097,663
2.15%, 05/20/30 (Call 02/20/30)	495	421,764

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.90%, 05/20/24 (Call 03/20/24)(a)	$660	$644,048
3.25%, 05/20/27 (Call 02/20/27)(a)	1,399	1,336,297
3.25%, 05/20/50 (Call 11/20/49)(a)	789	586,930
3.45%, 05/20/25 (Call 02/20/25)	833	813,721
4.25%, 05/20/32 (Call 02/20/32)	270	261,947
4.30%, 05/20/47 (Call 11/20/46)(a)	1,416	1,242,386
4.50%, 05/20/52 (Call 11/20/51)	1,125	998,434
4.65%, 05/20/35 (Call 11/20/34)(a)	1,117	1,086,310
4.80%, 05/20/45 (Call 11/20/44)	1,265	1,212,700
5.40%, 05/20/33 (Call 02/20/33)	1,480	1,544,935
6.00%, 05/20/53 (Call 11/20/52)	1,135	1,235,195
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	950	869,671
2.17%, 11/25/26 (Call 10/25/26)(b)	985	848,035
SK Hynix Inc.
1.50%, 01/19/26(b)	250	216,485
2.38%, 01/19/31(b)	185	135,791
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	777	678,445
3.00%, 06/01/31 (Call 03/01/31)	912	713,973
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	537	476,714
1.38%, 03/12/25 (Call 02/12/25)	672	627,661
1.75%, 05/04/30 (Call 02/04/30)	985	816,647
1.90%, 09/15/31 (Call 06/15/31)	600	490,015
2.25%, 09/04/29 (Call 06/04/29)	1,316	1,140,781
2.63%, 05/15/24 (Call 03/15/24)	350	340,588
2.70%, 09/15/51 (Call 03/15/51)(a)	480	335,182
2.90%, 11/03/27 (Call 08/03/27)	530	495,431
3.65%, 08/16/32 (Call 05/16/32)(a)	390	364,054
3.88%, 03/15/39 (Call 09/15/38)	1,157	1,033,992
4.10%, 08/16/52 (Call 02/16/52)	300	267,911
4.15%, 05/15/48 (Call 11/15/47)	1,289	1,143,415
4.60%, 02/15/28 (Call 01/15/28)	305	306,872
4.70%, 11/18/24	300	300,305
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,168	1,037,432
2.50%, 10/25/31 (Call 07/25/31)	1,265	1,048,436
3.13%, 10/25/41 (Call 04/25/41)	925	708,246
3.25%, 10/25/51 (Call 04/25/51)	970	702,982
3.88%, 04/22/27 (Call 03/22/27)	1,250	1,206,594
4.13%, 04/22/29 (Call 02/22/29)	340	325,663
4.25%, 04/22/32 (Call 01/22/32)	605	584,370
4.50%, 04/22/52 (Call 10/22/51)	925	852,099
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	960	851,489
1.00%, 09/28/27 (Call 07/28/27)(b)	300	250,230
1.25%, 04/23/26 (Call 03/23/26)(b)	645	571,702
1.38%, 09/28/30 (Call 06/28/30)(b)	242	185,634
1.75%, 04/23/28 (Call 02/23/28)(b)	1,295	1,107,141
2.25%, 04/23/31 (Call 01/23/31)(b)	1,100	895,913
4.63%, 07/22/32 (Call 04/22/32)(b)	200	198,607
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	758	644,779
2.95%, 06/01/24 (Call 04/01/24)	714	694,255
		152,496,421
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	610	506,788
3.48%, 12/01/27 (Call 09/01/27)	591	541,600
Security	Par (000)	Value

Shipbuilding (continued)
3.84%, 05/01/25 (Call 04/01/25)	$915	$882,494
4.20%, 05/01/30 (Call 02/01/30)(a)	642	589,529
		2,520,411
Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	569	449,688
2.50%, 09/15/50 (Call 03/15/50)	1,343	850,379
3.40%, 09/15/26 (Call 06/15/26)	1,208	1,155,745
3.40%, 06/15/27 (Call 03/15/27)	373	354,077
4.50%, 06/15/47 (Call 12/15/46)	502	450,393
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	581	551,495
2.15%, 02/01/27 (Call 12/01/26)	732	671,894
2.30%, 02/01/30 (Call 11/01/29)	1,653	1,421,357
3.25%, 02/01/25 (Call 11/01/24)	1,372	1,341,530
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	935	756,587
2.85%, 01/15/30 (Call 10/15/29)	603	524,187
3.50%, 06/15/27 (Call 03/15/27)	789	742,514
4.38%, 06/15/25 (Call 03/15/25)(a)	1,125	1,112,628
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	1,050	858,578
2.90%, 12/01/29 (Call 09/01/29)	866	739,020
3.40%, 06/27/26 (Call 03/27/26)	923	868,213
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	460	453,824
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	671	538,189
2.95%, 02/15/51 (Call 08/15/50)	877	596,657
4.80%, 03/01/26 (Call 12/01/25)(a)	885	888,185
Fidelity National Information Services Inc.
0.60%, 03/01/24	481	455,017
1.15%, 03/01/26 (Call 02/01/26)(a)	1,842	1,624,902
1.65%, 03/01/28 (Call 01/01/28)(a)	737	619,057
2.25%, 03/01/31 (Call 12/01/30)(a)	1,070	853,267
3.10%, 03/01/41 (Call 09/01/40)	305	214,166
3.75%, 05/21/29 (Call 02/21/29)(a)	125	114,857
4.50%, 07/15/25	453	446,337
4.50%, 08/15/46 (Call 02/15/46)(a)	435	345,061
4.70%, 07/15/27 (Call 06/15/27)	585	574,262
5.10%, 07/15/32 (Call 04/15/32)(a)	550	537,726
5.63%, 07/15/52 (Call 01/15/52)(a)	490	458,439
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	367	298,635
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	1,063	949,097
2.65%, 06/01/30 (Call 03/01/30)(a)	888	751,665
2.75%, 07/01/24 (Call 06/01/24)	1,769	1,702,689
3.20%, 07/01/26 (Call 05/01/26)	1,926	1,813,065
3.50%, 07/01/29 (Call 04/01/29)	2,990	2,696,588
3.85%, 06/01/25 (Call 03/01/25)	974	945,346
4.20%, 10/01/28 (Call 07/01/28)	839	800,687
4.40%, 07/01/49 (Call 01/01/49)	1,845	1,520,664
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)(b)	1,007	914,099
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	311	284,265
1.35%, 07/15/27 (Call 05/15/27)	766	666,648
1.65%, 07/15/30 (Call 04/15/30)	805	644,768
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,373	3,172,575
2.53%, 06/01/50 (Call 12/01/49)	6,030	4,152,791

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.68%, 06/01/60 (Call 12/01/59)	$3,947	$2,667,484
2.70%, 02/12/25 (Call 11/12/24)	2,254	2,184,305
2.88%, 02/06/24 (Call 12/06/23)	1,618	1,588,822
2.92%, 03/17/52 (Call 09/17/51)	6,369	4,724,936
3.04%, 03/17/62 (Call 09/17/61)	1,871	1,360,546
3.13%, 11/03/25 (Call 08/03/25)	2,839	2,757,892
3.30%, 02/06/27 (Call 11/06/26)	3,690	3,569,098
3.45%, 08/08/36 (Call 02/08/36)(a)	1,446	1,316,474
3.50%, 02/12/35 (Call 08/12/34)(a)	1,477	1,373,050
3.50%, 11/15/42(a)	950	820,435
3.63%, 12/15/23 (Call 09/15/23)	1,022	1,012,568
3.70%, 08/08/46 (Call 02/08/46)	1,715	1,520,351
3.75%, 02/12/45 (Call 08/12/44)(a)	540	475,995
3.95%, 08/08/56 (Call 02/08/56)	615	538,517
4.00%, 02/12/55 (Call 08/12/54)(a)	380	342,143
4.10%, 02/06/37 (Call 08/06/36)(a)	1,478	1,430,953
4.20%, 11/03/35 (Call 05/03/35)	1,274	1,259,671
4.25%, 02/06/47 (Call 08/06/46)(a)	845	812,129
4.45%, 11/03/45 (Call 05/03/45)	101	100,091
4.50%, 10/01/40	576	573,689
4.50%, 02/06/57 (Call 08/06/56)	320	308,030
4.75%, 11/03/55 (Call 05/03/55)	100	100,070
5.20%, 06/01/39(a)	225	243,131
5.30%, 02/08/41	427	463,195
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,995	1,790,688
2.30%, 03/25/28 (Call 01/25/28)	2,050	1,776,228
2.50%, 04/01/25 (Call 03/01/25)	2,297	2,172,655
2.65%, 07/15/26 (Call 04/15/26)	2,482	2,286,583
2.80%, 04/01/27 (Call 02/01/27)	1,625	1,482,834
2.88%, 03/25/31 (Call 12/25/30)(a)	2,592	2,168,048
2.95%, 11/15/24 (Call 09/15/24)	1,697	1,632,849
2.95%, 05/15/25 (Call 02/15/25)	2,325	2,215,264
2.95%, 04/01/30 (Call 01/01/30)(a)	2,684	2,303,381
3.25%, 11/15/27 (Call 08/15/27)	2,075	1,913,804
3.25%, 05/15/30 (Call 02/15/30)(a)	1,385	1,208,742
3.40%, 07/08/24 (Call 04/08/24)(a)	1,834	1,790,367
3.60%, 04/01/40 (Call 10/01/39)	2,810	2,110,262
3.60%, 04/01/50 (Call 10/01/49)	4,056	2,821,703
3.65%, 03/25/41 (Call 09/25/40)	2,314	1,719,545
3.80%, 11/15/37 (Call 05/15/37)	1,871	1,481,712
3.85%, 07/15/36 (Call 01/15/36)	1,218	994,641
3.85%, 04/01/60 (Call 10/01/59)	3,290	2,218,753
3.90%, 05/15/35 (Call 11/15/34)(a)	1,354	1,131,836
3.95%, 03/25/51 (Call 09/25/50)	3,016	2,207,020
4.00%, 07/15/46 (Call 01/15/46)	3,017	2,229,413
4.00%, 11/15/47 (Call 05/15/47)	2,242	1,658,172
4.10%, 03/25/61 (Call 09/25/60)	1,421	1,010,764
4.13%, 05/15/45 (Call 11/15/44)	2,041	1,558,401
4.30%, 07/08/34 (Call 01/08/34)	1,814	1,606,959
4.38%, 05/15/55 (Call 11/15/54)	1,224	930,631
4.50%, 07/08/44 (Call 01/08/44)(a)	1,046	852,778
5.38%, 07/15/40	2,217	2,048,397
5.80%, 11/10/25(a)	405	414,841
6.13%, 07/08/39	1,104	1,101,866
6.15%, 11/09/29	650	678,600
6.25%, 11/09/32	1,715	1,809,601
6.50%, 04/15/38	1,315	1,365,690
6.90%, 11/09/52	2,045	2,264,989
Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	$880	$791,573
1.40%, 09/15/27 (Call 07/15/27)	832	711,084
1.75%, 02/15/31 (Call 11/15/30)	742	575,765
2.00%, 06/30/30 (Call 03/30/30)(a)	932	746,707
2.35%, 09/15/24 (Call 08/15/24)(a)	509	487,119
2.95%, 09/15/29 (Call 06/15/29)	700	612,833
3.80%, 12/15/26 (Call 09/15/26)	825	793,861
3.85%, 12/15/25 (Call 09/15/25)	433	420,591
4.20%, 09/15/28 (Call 06/15/28)	770	743,421
salesforce.com Inc.
0.63%, 07/15/24 (Call 01/03/23)	370	347,078
1.50%, 07/15/28 (Call 05/15/28)(a)	1,291	1,113,160
1.95%, 07/15/31 (Call 04/15/31)	1,090	887,128
2.70%, 07/15/41 (Call 01/15/41)(a)	1,143	843,718
2.90%, 07/15/51 (Call 01/15/51)(a)	2,155	1,496,699
3.05%, 07/15/61 (Call 01/15/61)	1,445	968,919
3.70%, 04/11/28 (Call 01/11/28)	1,487	1,436,563
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,528	1,190,294
Take-Two Interactive Software Inc.
3.30%, 03/28/24(a)	520	506,174
3.55%, 04/14/25	825	795,547
3.70%, 04/14/27 (Call 03/14/27)	465	441,084
4.00%, 04/14/32 (Call 01/14/32)(a)	550	489,816
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	1,220	1,135,976
1.40%, 08/15/26 (Call 07/15/26)	440	386,966
1.80%, 08/15/28 (Call 06/15/28)	473	390,469
2.20%, 08/15/31 (Call 05/15/31)	940	717,441
3.90%, 08/21/27 (Call 05/21/27)	1,421	1,337,151
4.50%, 05/15/25 (Call 04/15/25)	1,074	1,062,840
4.65%, 05/15/27 (Call 03/15/27)	653	637,031
4.70%, 05/15/30 (Call 02/15/30)	1,095	1,028,200
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	470	444,319
3.70%, 04/01/29 (Call 02/01/29)	340	313,126
3.80%, 04/01/32 (Call 01/01/32)(a)	1,005	897,913
		156,133,971
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	990	854,073
3.63%, 04/22/29 (Call 01/22/29)	725	666,659
4.38%, 07/16/42	1,085	925,006
4.38%, 04/22/49 (Call 10/22/48)(a)	732	623,085
4.70%, 07/21/32 (Call 04/21/32)(a)	100	96,624
5.38%, 04/04/32 (Call 01/04/32)(b)	440	405,541
6.13%, 11/15/37	695	723,867
6.13%, 03/30/40(a)	1,835	1,900,510
6.38%, 03/01/35(a)	1,065	1,151,361
AT&T Inc.
0.90%, 03/25/24 (Call 12/12/22)	790	749,908
1.65%, 02/01/28 (Call 12/01/27)	2,113	1,813,937
1.70%, 03/25/26 (Call 03/25/23)(a)	2,207	1,989,322
2.25%, 02/01/32 (Call 11/01/31)	1,895	1,501,569
2.30%, 06/01/27 (Call 04/01/27)	2,032	1,828,809
2.55%, 12/01/33 (Call 09/01/33)	4,024	3,161,299
2.75%, 06/01/31 (Call 03/01/31)	2,642	2,220,807
2.95%, 07/15/26 (Call 04/15/26)(a)	599	562,280
3.10%, 02/01/43 (Call 08/01/42)(a)	800	571,402
3.30%, 02/01/52 (Call 08/01/51)	875	607,153

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 06/01/41 (Call 12/01/40)	$2,619	$2,001,129
3.50%, 09/15/53 (Call 03/15/53)(a)	7,164	5,058,637
3.50%, 02/01/61 (Call 08/01/60)(a)	650	443,664
3.55%, 09/15/55 (Call 03/15/55)	6,966	4,886,014
3.65%, 06/01/51 (Call 12/01/50)(a)	2,914	2,134,149
3.65%, 09/15/59 (Call 03/15/59)(a)	6,134	4,260,632
3.80%, 02/15/27 (Call 11/15/26)	1,054	1,014,785
3.80%, 12/01/57 (Call 06/01/57)	5,690	4,130,758
3.85%, 06/01/60 (Call 12/01/59)	1,460	1,065,126
3.88%, 01/15/26 (Call 10/15/25)	682	668,558
4.10%, 02/15/28 (Call 11/15/27)	1,090	1,053,886
4.25%, 03/01/27 (Call 12/01/26)	1,727	1,695,459
4.30%, 02/15/30 (Call 11/15/29)	3,260	3,097,314
4.30%, 12/15/42 (Call 06/15/42)	1,103	922,482
4.35%, 03/01/29 (Call 12/01/28)	3,128	3,001,541
4.35%, 06/15/45 (Call 12/15/44)	1,110	918,069
4.50%, 05/15/35 (Call 11/15/34)	3,143	2,880,155
4.50%, 03/09/48 (Call 09/09/47)	2,000	1,667,117
4.55%, 03/09/49 (Call 09/09/48)	905	762,088
4.65%, 06/01/44 (Call 12/01/43)	1,025	889,487
4.75%, 05/15/46 (Call 11/15/45)	2,230	1,939,459
4.80%, 06/15/44 (Call 12/15/43)	352	309,904
4.85%, 03/01/39 (Call 09/01/38)	869	796,273
4.85%, 07/15/45 (Call 01/15/45)(a)	325	283,483
4.90%, 08/15/37 (Call 02/14/37)	710	662,062
5.15%, 03/15/42(a)	406	375,584
5.15%, 11/15/46 (Call 05/15/46)	1,330	1,227,922
5.15%, 02/15/50 (Call 08/14/49)	733	674,126
5.25%, 03/01/37 (Call 09/01/36)(a)	880	858,926
5.35%, 09/01/40	508	483,935
5.45%, 03/01/47 (Call 09/01/46)(a)	458	442,264
5.55%, 08/15/41	453	445,721
5.65%, 02/15/47 (Call 08/15/46)	335	333,583
5.70%, 03/01/57 (Call 09/01/56)(a)	370	366,934
6.00%, 08/15/40 (Call 05/15/40)(a)	581	591,324
6.30%, 01/15/38	480	508,228
6.38%, 03/01/41	1,116	1,197,013
6.55%, 02/15/39	992	1,069,369
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	495	336,411
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	985	727,526
4.30%, 07/29/49 (Call 01/29/49)(a)	692	572,123
4.46%, 04/01/48 (Call 10/01/47)	798	686,390
Series US-3, 0.75%, 03/17/24	528	500,310
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	551	405,217
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	635	502,214
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	594	591,351
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)(b)	50	43,406
4.38%, 06/10/25(a)(b)	775	752,583
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	962	809,530
4.25%, 11/08/49 (Call 05/08/49)(b)	615	454,887
4.50%, 12/04/23 (Call 11/04/23)	437	433,270
5.13%, 12/04/28 (Call 09/04/28)(a)	780	765,555
9.63%, 12/15/30	2,288	2,756,595
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	997	944,721
Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/28/26	$1,008	$967,802
3.50%, 06/15/25	252	246,765
3.63%, 03/04/24	626	619,160
5.50%, 01/15/40	1,735	1,822,958
5.90%, 02/15/39	2,161	2,361,840
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	401	296,875
4.38%, 11/15/57 (Call 05/15/57)(a)	565	445,632
4.70%, 03/15/37(a)	865	793,670
4.75%, 03/15/42(a)	525	476,385
5.35%, 11/15/48 (Call 05/15/48)(a)	461	430,327
5.45%, 11/15/79 (Call 05/19/79)	981	871,694
5.75%, 08/15/40(a)	351	356,011
5.85%, 11/15/68 (Call 05/15/68)	418	386,208
7.25%, 08/15/36 (Call 08/15/26)(a)	737	778,670
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	892	649,764
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	844	805,125
4.38%, 06/21/28 (Call 03/21/28)(b)	1,401	1,358,088
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	733	671,542
4.88%, 03/06/42(b)	993	897,989
8.75%, 06/15/30	3,102	3,696,362
9.25%, 06/01/32	796	1,008,215
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	305	237,900
4.75%, 08/01/26 (Call 05/03/26)(b)	763	740,110
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(a)	656	585,469
2.00%, 12/10/30 (Call 09/10/30)	613	463,776
3.75%, 08/15/29 (Call 05/15/29)	844	752,516
5.95%, 03/15/41	361	329,392
Koninklijke KPN NV, 8.38%, 10/01/30(a)	1,003	1,128,421
KT Corp., 2.50%, 07/18/26(a)(b)	200	183,035
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	939	740,446
2.75%, 05/24/31 (Call 02/24/31)	645	520,474
4.00%, 09/01/24(a)	39	38,475
4.60%, 02/23/28 (Call 11/23/27)	862	840,290
4.60%, 05/23/29 (Call 02/23/29)	1,089	1,036,162
5.50%, 09/01/44(a)	349	315,195
5.60%, 06/01/32 (Call 03/01/32)(a)	785	781,843
7.50%, 05/15/25	45	46,557
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	560	515,661
1.45%, 05/05/26 (Call 04/05/26)(b)	1,363	1,207,250
1.63%, 01/08/27 (Call 12/08/26)(b)	809	702,518
2.50%, 01/08/32 (Call 10/08/31)(b)	500	393,810
2.63%, 05/05/31 (Call 02/05/31)(b)	1,659	1,337,433
NTT Finance Corp.
0.58%, 03/01/24(b)	905	856,628
1.16%, 04/03/26 (Call 03/03/26)(b)	2,224	1,975,425
1.59%, 04/03/28 (Call 02/03/28)(b)	1,475	1,247,692
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	1,207	976,844
4.14%, 07/26/24(b)	200	197,008
4.24%, 07/25/25(a)(b)	360	354,332
4.37%, 07/27/27 (Call 06/27/27)(a)(b)	230	226,810
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	651,364
3.75%, 06/22/26(b)	1,713	1,646,395

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.88%, 01/31/28(a)(b)	$463	$444,480
4.50%, 01/31/43(a)(b)	515	484,100
Orange SA
5.38%, 01/13/42	1,141	1,121,908
5.50%, 02/06/44 (Call 08/06/43)(a)	625	620,902
9.00%, 03/01/31	2,053	2,540,693
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	742	681,728
2.95%, 03/15/25 (Call 03/15/23)(b)	880	835,244
3.20%, 03/15/27 (Call 02/15/27)(b)	1,166	1,088,032
3.63%, 12/15/25 (Call 09/15/25)	1,079	1,027,071
3.70%, 11/15/49 (Call 05/15/49)	888	628,353
3.80%, 03/15/32 (Call 12/15/31)(b)	2,040	1,805,994
4.30%, 02/15/48 (Call 08/15/47)	992	770,867
4.35%, 05/01/49 (Call 11/01/48)	1,148	894,737
4.50%, 03/15/42 (Call 09/15/41)(b)	848	713,948
4.50%, 03/15/43 (Call 09/15/42)	723	594,183
4.55%, 03/15/52 (Call 09/15/51)(a)(b)	1,760	1,432,541
5.00%, 03/15/44 (Call 09/15/43)(a)	968	843,439
5.25%, 03/15/82 (Call 03/15/27)(b)(c)	155	135,779
5.45%, 10/01/43 (Call 04/01/43)(a)	1,061	984,885
7.50%, 08/15/38	775	880,483
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	969,519
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	679	530,128
SES SA, 5.30%, 04/04/43(a)(b)	538	418,168
Telefonica Emisiones SA
4.10%, 03/08/27	1,047	998,782
4.67%, 03/06/38(a)	851	692,921
4.90%, 03/06/48	1,101	859,863
5.21%, 03/08/47	2,522	2,060,704
5.52%, 03/01/49 (Call 09/01/48)	1,518	1,298,228
7.05%, 06/20/36	2,320	2,432,990
Telefonica Europe BV, 8.25%, 09/15/30	1,103	1,247,162
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	245	196,613
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,168	1,130,476
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	927	858,332
3.40%, 05/13/32 (Call 02/13/32)	1,200	1,035,945
3.70%, 09/15/27 (Call 06/15/27)	888	847,859
4.30%, 06/15/49 (Call 12/15/48)	419	346,212
4.60%, 11/16/48 (Call 05/16/48)	621	533,044
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,302	1,166,567
2.05%, 02/15/28 (Call 12/15/27)	1,664	1,436,679
2.25%, 02/15/26 (Call 02/15/23)	1,940	1,776,308
2.25%, 11/15/31 (Call 08/15/31)	937	745,864
2.40%, 03/15/29 (Call 01/15/29)	660	560,510
2.55%, 02/15/31 (Call 11/15/30)	2,512	2,082,784
2.63%, 04/15/26 (Call 04/15/23)	1,270	1,164,721
2.63%, 02/15/29 (Call 02/15/24)	1,315	1,119,412
2.70%, 03/15/32 (Call 01/15/29)	1,305	1,070,963
2.88%, 02/15/31 (Call 02/15/26)	1,070	893,984
3.00%, 02/15/41 (Call 08/15/40)(a)	3,031	2,204,522
3.30%, 02/15/51 (Call 08/15/50)	2,980	2,069,096
3.38%, 04/15/29 (Call 04/15/24)	2,310	2,041,049
3.40%, 10/15/52 (Call 04/15/52)	2,780	1,942,186
3.50%, 04/15/25 (Call 03/15/25)	2,184	2,114,562
3.50%, 04/15/31 (Call 04/15/26)(a)	2,870	2,499,141
3.60%, 11/15/60 (Call 05/15/60)	1,323	916,991
Security	Par (000)	Value

Telecommunications (continued)
3.75%, 04/15/27 (Call 02/15/27)	$3,594	$3,404,443
3.88%, 04/15/30 (Call 01/15/30)(a)	6,877	6,316,079
4.38%, 04/15/40 (Call 10/15/39)	2,044	1,777,870
4.50%, 04/15/50 (Call 10/15/49)	3,111	2,627,806
4.75%, 02/01/28 (Call 02/01/23)	1,445	1,404,651
5.20%, 01/15/33 (Call 10/15/32)	180	180,930
5.38%, 04/15/27 (Call 12/12/22)	644	639,693
5.65%, 01/15/53 (Call 07/15/52)	1,370	1,373,839
5.80%, 09/15/62 (Call 03/15/62)	240	239,310
Verizon Communications Inc.
0.75%, 03/22/24	838	796,655
0.85%, 11/20/25 (Call 10/20/25)	1,232	1,105,648
1.45%, 03/20/26 (Call 02/20/26)(a)	1,152	1,042,024
1.50%, 09/18/30 (Call 06/18/30)	1,300	1,016,735
1.68%, 10/30/30 (Call 07/30/30)	1,258	987,704
1.75%, 01/20/31 (Call 10/20/30)	2,292	1,795,252
2.10%, 03/22/28 (Call 01/22/28)	1,415	1,238,022
2.36%, 03/15/32 (Call 12/15/31)	3,985	3,198,878
2.55%, 03/21/31 (Call 12/21/30)	2,851	2,376,852
2.63%, 08/15/26	1,547	1,439,768
2.65%, 11/20/40 (Call 05/20/40)	3,032	2,098,880
2.85%, 09/03/41 (Call 03/03/41)	1,965	1,397,269
2.88%, 11/20/50 (Call 05/20/50)	2,433	1,566,225
2.99%, 10/30/56 (Call 04/30/56)	3,196	2,016,015
3.00%, 03/22/27 (Call 01/22/27)	1,066	999,679
3.00%, 11/20/60 (Call 05/20/60)	2,055	1,267,487
3.15%, 03/22/30 (Call 12/22/29)	2,370	2,103,537
3.38%, 02/15/25	1,114	1,087,367
3.40%, 03/22/41 (Call 09/22/40)	3,463	2,658,115
3.50%, 11/01/24 (Call 08/01/24)(a)	1,088	1,065,091
3.55%, 03/22/51 (Call 09/22/50)(a)	4,255	3,148,565
3.70%, 03/22/61 (Call 09/22/60)	3,187	2,288,531
3.85%, 11/01/42 (Call 05/01/42)(a)	1,114	899,934
3.88%, 02/08/29 (Call 11/08/28)	1,658	1,567,195
3.88%, 03/01/52 (Call 09/01/51)(a)	2,305	1,789,357
4.00%, 03/22/50 (Call 09/22/49)	1,199	964,747
4.02%, 12/03/29 (Call 09/03/29)	2,635	2,486,060
4.13%, 03/16/27	2,460	2,413,094
4.13%, 08/15/46	972	793,996
4.27%, 01/15/36	1,966	1,753,909
4.33%, 09/21/28	3,477	3,380,268
4.40%, 11/01/34 (Call 05/01/34)	2,179	2,011,698
4.50%, 08/10/33(a)	2,112	2,001,497
4.52%, 09/15/48	975	845,407
4.67%, 03/15/55	335	295,767
4.75%, 11/01/41(a)	1,030	940,322
4.81%, 03/15/39(a)	1,155	1,071,367
4.86%, 08/21/46	2,305	2,104,310
5.01%, 04/15/49	620	577,483
5.01%, 08/21/54	275	255,275
5.25%, 03/16/37	1,193	1,186,400
5.50%, 03/16/47	710	703,381
5.85%, 09/15/35	375	382,368
6.40%, 09/15/33(a)	200	216,527
6.55%, 09/15/43	450	503,067
7.75%, 12/01/30	560	654,919
Vodafone Group PLC
3.75%, 01/16/24(a)	265	262,154
4.13%, 05/30/25(a)	1,574	1,553,756
4.25%, 09/17/50	1,402	1,106,478

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 05/30/28(a)	$3,034	$3,002,402
4.38%, 02/19/43	1,264	1,039,328
4.88%, 06/19/49	1,740	1,483,623
5.00%, 05/30/38	877	812,133
5.13%, 06/19/59	504	437,268
5.25%, 05/30/48(a)	3,145	2,824,416
6.15%, 02/27/37	1,887	1,917,750
6.25%, 11/30/32(a)	921	969,879
7.88%, 02/15/30	1,090	1,235,759
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	361,834
3.38%, 04/29/30 (Call 01/29/30)(b)	115	85,827
4.10%, 07/14/51 (Call 01/14/51)(b)	275	150,965
		292,215,266
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	560	535,834
3.50%, 09/15/27 (Call 06/15/27)(a)	557	516,515
3.55%, 11/19/26 (Call 09/19/26)	812	763,387
3.90%, 11/19/29 (Call 08/19/29)	1,484	1,338,372
5.10%, 05/15/44 (Call 11/15/43)(a)	432	368,318
6.35%, 03/15/40	504	492,683
		4,015,109
Transportation — 1.9%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	300	290,682
4.50%, 06/20/29 (Call 03/20/29)(b)	1,050	992,862
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	190	131,874
3.00%, 04/01/25 (Call 01/01/25)(a)	849	817,666
3.05%, 02/15/51 (Call 08/15/50)(a)	526	375,172
3.25%, 06/15/27 (Call 03/15/27)	463	440,481
3.30%, 09/15/51 (Call 03/15/51)	782	584,490
3.40%, 09/01/24 (Call 06/01/24)	644	629,173
3.55%, 02/15/50 (Call 08/15/49)	699	552,588
3.65%, 09/01/25 (Call 06/01/25)	753	733,299
3.75%, 04/01/24 (Call 01/01/24)	370	365,102
3.90%, 08/01/46 (Call 02/01/46)	859	716,604
4.05%, 06/15/48 (Call 12/15/47)	606	521,059
4.13%, 06/15/47 (Call 12/15/46)	690	600,937
4.15%, 04/01/45 (Call 10/01/44)	782	684,551
4.15%, 12/15/48 (Call 06/15/48)	694	603,447
4.38%, 09/01/42 (Call 03/01/42)	562	512,943
4.40%, 03/15/42 (Call 09/15/41)	1,080	986,174
4.45%, 03/15/43 (Call 09/15/42)	1,037	951,949
4.45%, 01/15/53 (Call 07/15/52)	735	672,730
4.55%, 09/01/44 (Call 03/01/44)	680	627,043
4.70%, 09/01/45 (Call 03/01/45)	592	556,125
4.90%, 04/01/44 (Call 10/01/43)	937	906,936
4.95%, 09/15/41 (Call 03/15/41)(a)	685	664,016
5.05%, 03/01/41 (Call 09/01/40)	435	430,110
5.15%, 09/01/43 (Call 03/01/43)	740	742,427
5.40%, 06/01/41 (Call 12/01/40)	879	901,516
5.75%, 05/01/40 (Call 11/01/39)	990	1,055,892
6.15%, 05/01/37(a)	1,087	1,204,077
6.20%, 08/15/36	494	543,817
7.00%, 12/15/25	509	544,602
7.95%, 08/15/30	160	187,638
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,272	808,852
Security	Par (000)	Value

Transportation (continued)
2.75%, 03/01/26 (Call 12/01/25)(a)	$615	$581,311
2.95%, 11/21/24 (Call 08/21/24)	606	582,600
3.20%, 08/02/46 (Call 02/02/46)	735	541,817
3.50%, 11/15/42 (Call 05/15/42)	75	57,042
3.65%, 02/03/48 (Call 08/03/47)	349	282,949
3.85%, 08/05/32 (Call 05/05/32)	412	386,926
4.40%, 08/05/52 (Call 02/05/52)(a)	550	497,428
4.45%, 01/20/49 (Call 07/20/48)	566	509,894
4.50%, 11/07/43 (Call 05/07/43)	275	237,870
6.20%, 06/01/36(a)	215	234,760
6.25%, 08/01/34	856	943,493
6.38%, 11/15/37	535	590,880
6.71%, 07/15/36	10	11,117
6.90%, 07/15/28	405	447,660
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 01/03/23)	55	51,216
1.75%, 12/02/26 (Call 11/02/26)	625	558,539
2.05%, 03/05/30 (Call 12/05/29)	672	554,524
2.45%, 12/02/31 (Call 09/02/31)	780	650,036
2.90%, 02/01/25 (Call 11/01/24)	1,689	1,618,147
3.00%, 12/02/41 (Call 06/02/41)(a)	915	688,740
3.10%, 12/02/51 (Call 06/02/51)	2,345	1,648,675
3.70%, 02/01/26 (Call 11/01/25)	1,176	1,134,005
4.00%, 06/01/28 (Call 03/01/28)(a)	570	549,550
4.80%, 09/15/35 (Call 03/15/35)	595	566,161
4.80%, 08/01/45 (Call 02/01/45)	88	80,950
5.75%, 03/15/33(a)	685	695,876
5.75%, 01/15/42	550	552,313
5.95%, 05/15/37	812	845,251
6.13%, 09/15/2115 (Call 03/15/2115)	556	562,160
7.13%, 10/15/31	480	537,783
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	848	797,064
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	1,066	911,358
2.50%, 05/15/51 (Call 11/15/50)	359	224,114
2.60%, 11/01/26 (Call 08/01/26)(a)	1,145	1,067,937
3.25%, 06/01/27 (Call 03/01/27)	852	803,442
3.35%, 11/01/25 (Call 08/01/25)	730	703,888
3.35%, 09/15/49 (Call 03/15/49)	630	464,426
3.40%, 08/01/24 (Call 05/01/24)	451	440,544
3.80%, 03/01/28 (Call 12/01/27)	520	499,614
3.80%, 11/01/46 (Call 05/01/46)	876	702,073
3.80%, 04/15/50 (Call 10/15/49)	626	491,945
3.95%, 05/01/50 (Call 11/01/49)	433	353,321
4.10%, 11/15/32 (Call 08/15/32)	375	356,265
4.10%, 03/15/44 (Call 09/15/43)	618	529,274
4.25%, 03/15/29 (Call 12/15/28)	1,127	1,088,284
4.25%, 11/01/66 (Call 05/01/66)	340	269,683
4.30%, 03/01/48 (Call 09/01/47)	853	742,539
4.40%, 03/01/43 (Call 09/01/42)	485	425,887
4.50%, 03/15/49 (Call 09/15/48)	1,160	1,026,256
4.50%, 11/15/52 (Call 05/15/52)	450	402,012
4.50%, 08/01/54 (Call 02/01/54)	395	341,945
4.65%, 03/01/68 (Call 09/01/67)	665	573,874
4.75%, 05/30/42 (Call 11/30/41)	675	626,143
4.75%, 11/15/48 (Call 05/15/48)	428	391,608
5.50%, 04/15/41 (Call 10/15/40)(a)	560	571,470
6.00%, 10/01/36	1,225	1,299,592
6.15%, 05/01/37(a)	646	698,951

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.22%, 04/30/40	$473	$521,226
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	355	216,373
3.83%, 09/14/61 (Call 03/14/61)(a)(b)	700	459,992
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	693	619,390
3.69%, 09/13/61 (Call 03/13/61)(b)	605	381,876
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	884	696,762
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	435	348,799
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	605	493,936
3.10%, 08/05/29 (Call 05/05/29)	910	803,266
3.25%, 04/01/26 (Call 01/01/26)	860	820,936
3.25%, 05/15/41 (Call 11/15/40)	825	598,149
3.40%, 02/15/28 (Call 11/15/27)(a)	449	416,582
3.88%, 08/01/42	508	397,996
3.90%, 02/01/35	788	676,354
4.05%, 02/15/48 (Call 08/15/47)	838	641,874
4.10%, 04/15/43	404	318,805
4.10%, 02/01/45	838	655,962
4.20%, 10/17/28 (Call 07/17/28)(a)	505	480,369
4.25%, 05/15/30 (Call 02/15/30)	480	450,869
4.40%, 01/15/47 (Call 07/15/46)	669	537,957
4.50%, 02/01/65(a)	88	66,112
4.55%, 04/01/46 (Call 10/01/45)	922	756,515
4.75%, 11/15/45 (Call 05/15/45)	1,147	993,160
4.90%, 01/15/34(a)	600	572,734
4.95%, 10/17/48 (Call 04/17/48)	693	605,960
5.10%, 01/15/44	554	499,597
5.25%, 05/15/50 (Call 11/15/49)(a)	1,217	1,122,822
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	65	63,985
3.88%, 03/01/26 (Call 01/01/26)(a)	472	458,940
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	777	677,232
3.13%, 06/01/26 (Call 03/01/26)	769	721,346
3.50%, 05/01/50 (Call 11/01/49)	544	395,453
4.20%, 11/15/69 (Call 05/15/69)	206	155,719
4.30%, 05/15/43 (Call 11/15/42)	634	533,573
4.70%, 05/01/48 (Call 11/01/47)	436	385,289
4.95%, 08/15/45 (Call 02/15/45)	509	465,638
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	949	862,078
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	145	137,934
3.75%, 04/06/27 (Call 03/06/27)(b)	1,000	912,150
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	525	436,693
2.55%, 11/01/29 (Call 08/01/29)	601	519,627
2.90%, 06/15/26 (Call 03/15/26)(a)	387	364,210
2.90%, 08/25/51 (Call 02/25/51)	710	471,911
3.00%, 03/15/32 (Call 12/15/31)(a)	639	554,974
3.05%, 05/15/50 (Call 11/15/49)(a)	732	503,219
3.15%, 06/01/27 (Call 03/01/27)	388	361,898
3.16%, 05/15/55 (Call 11/15/54)	714	485,522
3.40%, 11/01/49 (Call 05/01/49)	479	354,482
3.65%, 08/01/25 (Call 06/01/25)	290	281,817
3.70%, 03/15/53 (Call 09/15/52)	640	487,904
3.80%, 08/01/28 (Call 05/01/28)	470	449,604
3.85%, 01/15/24 (Call 10/15/23)	295	291,739
3.94%, 11/01/47 (Call 05/01/47)	758	621,181
Security	Par (000)	Value

Transportation (continued)
3.95%, 10/01/42 (Call 04/01/42)	$491	$411,478
4.05%, 08/15/52 (Call 02/15/52)	545	450,345
4.10%, 05/15/49 (Call 11/15/48)	544	448,337
4.10%, 05/15/2121 (Call 11/15/2120)	540	384,152
4.15%, 02/28/48 (Call 08/28/47)	672	562,514
4.45%, 06/15/45 (Call 12/15/44)	752	659,042
4.55%, 06/01/53 (Call 12/01/52)	590	523,897
4.65%, 01/15/46 (Call 07/15/45)(a)	780	701,891
4.84%, 10/01/41	924	865,758
5.10%, 08/01/2118 (Call 02/01/2118)	75	62,707
5.59%, 05/17/25(a)	465	471,223
7.25%, 02/15/31(a)	905	1,025,363
7.80%, 05/15/27	285	319,363
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	1,358	1,318,957
4.88%, 10/01/24(b)	623	613,119
5.38%, 05/05/45(b)	492	444,912
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	617	633,989
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	700	621,014
2.50%, 09/01/24 (Call 08/01/24)	719	684,797
2.85%, 03/01/27 (Call 02/01/27)	424	381,050
2.90%, 12/01/26 (Call 10/01/26)	679	622,405
3.35%, 09/01/25 (Call 08/01/25)	664	631,873
3.65%, 03/18/24 (Call 02/18/24)	310	303,491
3.88%, 12/01/23 (Call 11/01/23)	384	378,273
4.30%, 06/15/27 (Call 05/15/27)	270	254,194
4.63%, 06/01/25 (Call 05/01/25)	565	556,699
TTX Co.
3.60%, 01/15/25(b)	732	707,944
3.90%, 02/01/45 (Call 08/01/44)(b)	50	40,038
4.20%, 07/01/46 (Call 01/01/46)(b)	665	560,018
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	344	305,440
5.65%, 12/01/52(b)	250	258,438
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	430	392,237
2.38%, 05/20/31 (Call 02/20/31)(a)	890	753,461
2.40%, 02/05/30 (Call 11/05/29)	949	817,716
2.75%, 03/01/26 (Call 12/01/25)	704	671,015
2.80%, 02/14/32 (Call 12/15/31)(a)	290	252,347
2.89%, 04/06/36 (Call 01/06/36)(a)	720	580,913
2.95%, 03/10/52 (Call 09/10/51)	325	226,797
2.97%, 09/16/62 (Call 03/16/62)	917	604,942
3.00%, 04/15/27 (Call 01/15/27)	773	725,801
3.15%, 03/01/24 (Call 02/01/24)	392	384,788
3.20%, 05/20/41 (Call 11/20/40)	1,125	891,518
3.25%, 01/15/25 (Call 10/15/24)	340	331,592
3.25%, 08/15/25 (Call 05/15/25)	640	618,261
3.25%, 02/05/50 (Call 08/05/49)	1,687	1,258,171
3.35%, 08/15/46 (Call 02/15/46)	120	89,017
3.38%, 02/01/35 (Call 08/01/34)	1,371	1,175,185
3.38%, 02/14/42 (Call 08/14/41)(a)	525	425,107
3.50%, 02/14/53 (Call 08/14/52)	1,160	903,054
3.55%, 08/15/39 (Call 02/15/39)	729	613,409
3.55%, 05/20/61 (Call 11/20/60)	727	539,513
3.60%, 09/15/37 (Call 03/15/37)(a)	747	646,046
3.65%, 02/15/24 (Call 11/15/23)	220	216,971
3.70%, 03/01/29 (Call 12/01/28)	766	731,065
3.75%, 03/15/24 (Call 12/15/23)	215	212,059
3.75%, 07/15/25 (Call 05/15/25)	777	763,699

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 02/05/70 (Call 08/05/69)	$580	$431,448
3.80%, 10/01/51 (Call 04/01/51)(a)	1,070	875,973
3.80%, 04/06/71 (Call 10/06/70)	560	422,884
3.84%, 03/20/60 (Call 09/20/59)(a)	1,647	1,299,695
3.85%, 02/14/72 (Call 08/14/71)(a)	435	328,507
3.88%, 02/01/55 (Call 08/01/54)	480	389,328
3.95%, 09/10/28 (Call 06/10/28)	1,012	978,951
3.95%, 08/15/59 (Call 02/15/59)	435	348,127
4.00%, 04/15/47 (Call 10/15/46)	695	578,290
4.05%, 11/15/45 (Call 05/15/45)	565	475,994
4.05%, 03/01/46 (Call 09/01/45)	568	475,579
4.10%, 09/15/67 (Call 03/15/67)(a)	507	411,580
4.30%, 03/01/49 (Call 09/01/48)	718	625,109
4.50%, 01/20/33 (Call 10/20/32)	450	442,742
4.50%, 09/10/48 (Call 03/10/48)	555	499,104
4.95%, 09/09/52 (Call 03/09/52)	145	142,113
5.15%, 01/20/63 (Call 07/20/62)	840	821,841
6.63%, 02/01/29(a)	27	29,642
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	467	448,338
2.40%, 11/15/26 (Call 08/15/26)	998	926,651
2.50%, 09/01/29 (Call 06/01/29)	657	580,199
2.80%, 11/15/24 (Call 09/15/24)	532	514,079
3.05%, 11/15/27 (Call 08/15/27)(a)	1,046	997,727
3.40%, 03/15/29 (Call 12/15/28)	742	696,350
3.40%, 11/15/46 (Call 05/15/46)	820	636,330
3.40%, 09/01/49 (Call 03/01/49)(a)	668	528,935
3.63%, 10/01/42	816	685,539
3.75%, 11/15/47 (Call 05/15/47)	470	395,013
3.90%, 04/01/25 (Call 03/01/25)(a)	1,324	1,306,341
4.25%, 03/15/49 (Call 09/15/48)	619	557,665
4.45%, 04/01/30 (Call 01/01/30)	898	891,164
4.88%, 11/15/40 (Call 05/15/40)	720	708,211
5.20%, 04/01/40 (Call 10/01/39)	732	745,848
5.30%, 04/01/50 (Call 10/01/49)(a)	1,200	1,273,099
6.20%, 01/15/38	1,314	1,484,591
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	240	278,118
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	615	546,157
1.50%, 09/22/28 (Call 07/22/28)	1,275	1,101,717
1.80%, 09/22/31 (Call 06/22/31)	1,775	1,465,725
3.95%, 09/09/27 (Call 08/09/27)	540	536,598
		140,357,214
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	495	460,778
2.63%, 03/20/25 (Call 02/20/25)(a)(b)	1,530	1,419,427
3.38%, 03/20/28 (Call 01/20/28)(b)	630	549,060
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	735	550,562
3.10%, 06/01/51 (Call 12/01/50)	390	239,832
3.25%, 03/30/25 (Call 12/30/24)(a)	210	199,712
3.25%, 09/15/26 (Call 06/15/26)	1,098	1,014,847
3.50%, 03/15/28 (Call 12/15/27)	288	260,054
3.50%, 06/01/32 (Call 03/01/32)(a)	161	135,248
3.85%, 03/30/27 (Call 12/30/26)	501	470,513
4.00%, 06/30/30 (Call 03/30/30)	605	543,075
4.35%, 02/15/24 (Call 01/15/24)	407	401,906
4.50%, 03/30/45 (Call 09/30/44)	150	119,309
Security	Par (000)	Value

Trucking & Leasing (continued)
4.55%, 11/07/28 (Call 08/07/28)(a)	$315	$299,395
4.70%, 04/01/29 (Call 01/01/29)	650	619,163
4.90%, 03/15/33 (Call 12/15/32)(a)	430	405,181
5.20%, 03/15/44 (Call 09/15/43)(a)	290	255,374
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	752	661,372
1.70%, 06/15/26 (Call 05/15/26)(b)	1,235	1,079,184
2.70%, 11/01/24 (Call 10/01/24)(b)	698	656,471
3.35%, 11/01/29 (Call 08/01/29)(b)	573	483,623
3.40%, 11/15/26 (Call 08/15/26)(b)	778	716,140
3.45%, 07/01/24 (Call 06/01/24)(b)	695	669,906
3.90%, 02/01/24 (Call 01/01/24)(b)	263	257,266
3.95%, 03/10/25 (Call 01/10/25)(b)	581	559,917
4.00%, 07/15/25 (Call 06/15/25)(b)	569	545,455
4.20%, 04/01/27 (Call 01/01/27)(b)	662	624,779
4.40%, 07/01/27 (Call 06/01/27)(a)(b)	387	368,153
4.45%, 01/29/26 (Call 11/29/25)(b)	702	677,073
5.88%, 11/15/27 (Call 10/15/27)(b)	230	232,152
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	955	809,031
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	330	269,127
3.55%, 04/15/24 (Call 03/15/24)(b)	195	188,248
		16,741,333
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	590	499,475
3.38%, 01/20/27 (Call 12/20/26)	617	525,773
		1,025,248
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	455	374,559
2.80%, 05/01/30 (Call 02/01/30)	775	673,237
2.95%, 09/01/27 (Call 06/01/27)	692	639,450
3.00%, 12/01/26 (Call 09/01/26)	475	443,085
3.25%, 06/01/51 (Call 12/01/50)	445	323,805
3.40%, 03/01/25 (Call 12/01/24)	986	957,945
3.45%, 06/01/29 (Call 03/01/29)	631	578,627
3.45%, 05/01/50 (Call 11/01/49)	559	415,824
3.75%, 09/01/28 (Call 06/01/28)(a)	607	578,771
3.75%, 09/01/47 (Call 03/01/47)	716	564,533
3.85%, 03/01/24 (Call 12/01/23)	490	483,428
4.00%, 12/01/46 (Call 06/01/46)	526	422,695
4.15%, 06/01/49 (Call 12/01/48)	404	338,259
4.20%, 09/01/48 (Call 03/01/48)	442	373,412
4.30%, 12/01/42 (Call 06/01/42)(a)	456	399,779
4.30%, 09/01/45 (Call 03/01/45)	329	281,413
4.45%, 06/01/32 (Call 03/01/32)(a)	570	549,544
6.59%, 10/15/37	769	852,055
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	124	121,337
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	740	596,036
2.70%, 04/15/30 (Call 01/15/30)	749	632,172
3.35%, 04/15/50 (Call 10/15/49)	397	273,963
3.57%, 05/01/29 (Call 02/01/29)	990	895,915
4.28%, 05/01/49 (Call 11/01/48)	626	504,665
5.30%, 05/01/52 (Call 11/01/51)(a)	425	402,373

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$155	$163,533
		12,840,415
Total Corporate Bonds & Notes — 97.5%
(Cost: $8,235,364,295)		7,101,894,279

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	755	686,310

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	569,759
4.00%, 06/14/27(b)	135	128,618
5.13%, 04/23/34(a)(b)	435	431,411
Korea Gas Corp.
1.13%, 07/13/26(b)	650	567,986
2.00%, 07/13/31(b)	495	390,519
2.25%, 07/18/26(b)	125	113,799
3.13%, 07/20/27(a)(b)	1,776	1,621,852
3.50%, 07/02/26(b)	150	143,029
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	480	421,440
3.13%, 07/25/27(b)	1,170	1,061,371
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	573,526
1.25%, 04/07/26(b)	1,000	884,769
2.50%, 10/24/26(b)	143	130,544
3.25%, 10/01/25(b)	450	424,089
3.38%, 03/27/27(b)	500	465,535
4.00%, 01/23/24(b)	395	389,420
		8,317,667
Total Foreign Government Obligations — 0.1%
(Cost: $10,004,472)		9,003,977

Total Long-Term Investments — 97.6%
(Cost: $8,245,368,767)		7,110,898,256
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(g)(h)(i)	651,583	$651,648,222
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	100,279	100,279,000

Total Short-Term Securities — 10.3%
(Cost: $751,803,568)		751,927,222

Total Investments — 107.9%
(Cost: $8,997,172,335)		7,862,825,478

Liabilities in Excess of Other Assets — (7.9)%.		(575,370,267)

Net Assets — 100.0%		$7,287,455,211

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$622,224,764	$29,472,891	(a)	$—		$(166,832)	$117,399	$651,648,222	651,583	$1,339,216	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,249,000	—		(1,970,000	)(a)	—	—	100,279,000	100,279	940,026		—
						$(166,832)	$117,399	$751,927,222		$2,279,242		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$7,101,894,279	$—	$7,101,894,279
Foreign Government Obligations	—	9,003,977	—	9,003,977
Money Market Funds	751,927,222	—	—	751,927,222
	$751,927,222	$7,110,898,256	$—	$7,862,825,478

Portfolio Abbreviation

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate